        As filed with the U.S. Securities and Exchange Commission on May 1, 2002
                                                       Registration No. 33-16611

--------------------------------------------------------------------------------

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                         ------------------------------

                                    FORM S-6

                          REGISTRATION STATEMENT UNDER

                         THE SECURITIES ACT OF 1933   [_]
                      POST-EFFECTIVE AMENDMENT NO. 18 [X]

                 -----------------------------------------------

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V
                              (Exact name of trust)

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                               (Name of depositor)

                               JOHN HANCOCK PLACE
                 INSURANCE & SEPARATE ACCOUNTS DIV. - LAW SECTOR
                           BOSTON, MASSACHUSETTS 02117
          (Complete address of depositor's principal executive offices)

                              --------------------

                             RONALD J. BOCAGE, ESQ.
                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                 INSURANCE & SEPARATE ACCOUNTS DIV. - LAW SECTOR

                        JOHN HANCOCK PLACE, BOSTON, 02117
                (Name and complete address of agent for service)

                            -------------------------

                                    Copy to:
                               THOMAS C. LAUERMAN
                                 Foley & Lardner
                               3000 K Street, N.W.
                             Washington, D.C. 20007

                           --------------------------

    It is proposed that this filing become effective (check appropriate box)

         /__/ immediately upon filing pursuant to paragraph (b) of Rule 485

         /X/ on May 1, 2002 pursuant to paragraph (b) of Rule 485

         /__/ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

         /__/ on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box

          /__/ this post-effective amendment designates a new effective date for a previously filed amendment.

Pursuant to the provisions of Rule 24f-2, Registrant has registered an indefinite amount of the securities under the Securities Act of 1933.

                                     PART II

                           UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that Section.

                        REPRESENTATION OF REASONABLENESS

     John Hancock Variable Life Insurance Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                      UNDERTAKING REGARDING IMDEMNIFICATION

     Pursuant to Section X of JHVLICO's Bylaws and Chapter 156B, Section 67 of the Massachusetts Business Corporation Law, JHVLICO indemnifies each director, former director, officer, and former officer, and his heirs and legal representatives from liability incurred or imposed in connection with any legal action in which he may be involved by reason of any alleged act or omission as an officer or a director of JHVLICO.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT

     This Registration Statement comprises the following papers and documents:

     The facing sheet.

     The prospectus containing 112 pages.

     The undertaking to file reports.

     The representation of reasonableness.

     The undertaking regarding indemnification.

     The signatures.

     The following exhibits:

     I.A.(1) JHVLICO Board Resolution establishing the separate account included in Post- Effective Amendment No. 2 to this Form S-6 Registration Statement filed January 11, 1996, is incorporated by reference.

          (2) Not Applicable

          (3)(a) Form of Distribution and Servicing Agreement by and among Signator Investors, Inc. (previously known as John Hancock Distributors, Inc."), John Hancock Life Insurance (previously known as "John Hancock Mutual Life Insurance Company"), and John Hancock Variable Life Insurance Company, incorporated by reference from Pre-Effective Amendment No. 2 to Form S-6 Registration Statement of John Hancock Variable Life Account S (File No. 33-15075) filed April 18, 1997.

             (b) Specimen Variable Contracts Selling Agreement between Signator
                 Investors, Inc. and selling broker-dealers, incorporated by reference from Pre-effective Amendment No. 2 to Form S-6 Registration Statement of John Hancock Variable Life Account S (File No. 33-15075) filed April 18, 1997.

             (c) Schedule of sales commissions included in Exhibit I.A.(3)(a)
                 above.

          (4)    Not Applicable

          (5)(a) Form of scheduled premium variable life insurance policy, incorporated by reference from the initial registration statement to this File No. 33-16611, filed on August 18, 1987.

             (b) Form of endorsement for scheduled annual premium variable life insurance policy to reflect availability of a fixed subaccount, incorporated by reference to Post-Effective Amendment No. 3 to this Form S-6 Registration Statement, File No. 333-16611, filed in April, 1989.

             (c) Form of endorsement for scheduled annual premium variable life insurance policy to describe variable loan rate, incorporated by reference to Post-Effective Amendment No. 3 to this Form S-6 Registration Statement, File No. 333-16611, filed in April, 1989.

          (6)(a) JHVLICO Certificate of Incorporation is incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement of File No. 33-79108, filed January 11, 1996.

             (b) JHVLICO By-laws is incorporated by reference to Post-Effective
                 Amendment No. 2 to the Registration Statement of File No. 33-79108, filed January 11, 1996.

          (7)    Not applicable.

          (8)    Not applicable.

          (9)    Not Applicable.

         (10) Form of application for Policy, incorporated by reference to the initial registration statement filed to this File, File No. 33-16611, filed on August 18, 1987.

         (11) Not Applicable. The Registrant invests only in shares of open-end Funds.

     2.   Included as Exhibit 1.A(5) above.

     3. Opinion and consent of counsel as to securities being registered, incorporated by reference from Post-Effective Amendment No. 3 to this File, File No. 33-16611, filed in April, 1989.

     4.   Not Applicable

     5.   Not Applicable

     6.   Opinion and consent of actuary, filed herewith.

     7.   Consent of independent auditors, filed herewith.

     8. Memorandum describing JHVLICO's issuance, transfer and redemption procedures for the policy pursuant to Rule 6e-2(b)(12)(ii), and method of computing adjustments in payments and values of Plicy upon conversion to a fixed benefit policy pursuant to rule
          6e2(b)(13)(v)(B), is incorporated by reference to this File, File No. 33-16611, filed in April, 1989.

     9. Powers of Attorney for David F. D'Alessandro, Michele G. Van Leer, Ronald J. Bocage, Todd G. Engelsen, Bruce M. Jones, Barbara L. Luddy, Daniel L. Ouellette, Robert R. Reitano and Paul Strong, are incorporated by reference from Post-Effective Amendment No. 6 to File 33-64945, filed on April 16, 2002.

     10. Exemptive Relief Relied Upon, incorporated by reference to File No. 33-75610, filed on July 14, 1994.

     11. Opinion of Counsel as to eligibility of this Post-Effective Amendment for filing pursuant to Rule 485(b).

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, the John Hancock Variable Life Insurance Company has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunder, duly authorized, and its seal to be hereunto fixed, and attested, all in the City of Boston and Commonwealth of Massachusetts on the 1st day of May, 2002.

                                           On behalf of the Registrant,
                                           JOHN HANCOCK VARIABLE LIFE INSURANCE
                                           COMPANY (Depositor)

                                           By       /s/ MICHELE G. VAN LEER
                                                    -----------------------
                                                    Michele G. Van Leer
                                                    Vice Chairman and President

Attest:      /s/ PETER SCAVONGELLI
             ---------------------
             Peter Scavongelli
             Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities with John Hancock Variable Life Insurance Company and on the dates indicated.

Signatures                  Title                              Date
----------                  -----                              ----

/s/ EARL BAUCOM                                                May 1, 2002
---------------
Earl W. Baucom              Controller (Principal
                            Accounting Officer)


/s/ JULIE H. INDGE
------------------
Julie H. Indge              Treasurer (Principal               May 1, 2002
                            Financial Officer)

/s/ MICHELE G. VAN LEER
-----------------------
Michele G. Van Leer         Vice Chairman of the Board         May 1, 2002
for herself and as          and President (Acting Principal
Attorney-in-Fact            Executive Officer)

For:                David F. D'Alessandro             Chairman of the Board
                    Ronald J. Bocage                  Director
                    Todd G. Engelsen                  Director
                    Bruce M. Jones                    Director
                    Barbara L. Luddy                  Director
                    Daniel L. Ouellette               Director
                    Robert S. Paster                  Director
                    Robert R. Reitano                 Director
                    Paul Strong                       Director

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto fixed and attested, all in the city of Boston and Commonwealth of Massachusetts on the 1st day of May, 2002.

                                           On behalf of the Registrant,
                                           JOHN HANCOCK VARIABLE LIFE INSURANCE
                                           COMPANY (Depositor)

                                           By       /s/ MICHELE G. VAN LEER
                                                    -----------------------
                                                    Michele G. Van Leer
                                                    Vice Chairman and President

Attest:      /s/ PETER SCAVONGELLI
             ---------------------
             Peter Scavongelli
             Secretary

                           PROSPECTUS DATED MAY 1, 2002

           ----------------------------------------------------------
                                     FLEX-V1
           ----------------------------------------------------------

               a scheduled premium variable life insurance policy
                                    issued by

             JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY ("JHVLICO")


The policy provides an investment option with fixed rates of return declared by JHVLICO and the following variable investment options:

--------------------------------------------------------------------------------------------------
VARIABLE INVESTMENT OPTION                  MANAGED BY
--------------------------                  ----------
Equity Index ............................   SSgA Funds Management, Inc.
Large Cap Value .........................   T. Rowe Price Associates, Inc.
Large Cap Growth ........................   Independence Investment LLC
Growth & Income .........................   Independence Investment LLC and Putnam Investment
                                             Management, LLC
Fundamental Value .......................   Wellington Management Company, LLP
Multi Cap Growth ........................   Janus Capital Management, LLC
Small/Mid Cap CORE(SM) ..................   Goldman Sachs Asset Management
Small/Mid Cap Growth ....................   Wellington Management Company, LLP
Small Cap Equity ........................   Capital Guardian Trust Company
Small Cap Growth ........................   John Hancock Advisers, LLC
International Equity Index ..............   Independence Investment LLC
International Opportunities .............   T. Rowe Price International, Inc.
Emerging Markets Equity .................   Morgan Stanley Investment Management Inc.
Real Estate Equity ......................   Independence Investment LLC and Morgan Stanley
                                             Investment Management Inc.
Managed .................................   Independence Investment LLC and Capital Guardian Trust
                                             Company
Global Balanced .........................   Capital Guardian Trust Company
Short-Term Bond .........................   Independence Investment LLC
Bond Index ..............................   Mellon Bond Associates, LLP
Active Bond .............................   John Hancock Advisers, LLC
High Yield Bond .........................   Wellington Management Company, LLP
Global Bond .............................   Capital Guardian Trust Company
Money Market ............................   Wellington Management Company, LLP
--------------------------------------------------------------------------------------------------

     The variable investment options shown on page 1 are those available as of the date of this prospectus. We may add, modify or delete variable investment options in the future.

     When you select one or more of these variable investment options, we invest your money in the corresponding investment option(s) of the John Hancock Variable Series Trust I (the "Series Fund"). In this prospectus, the investment options of the Series Fund are referred to as "funds".

     The Series Fund is a so-called "series" type mutual fund registered with the Securities and Exchange Commission ("SEC"). The investment results of each variable investment option you select will depend on those of the corresponding fund of the Series Fund. Each of the funds is separately managed and has its own investment objective and strategies. Attached at the end of this prospectus is a prospectus for the Series Fund. The Series Fund prospectus contains detailed information about each available fund. Be sure to read the Series Fund prospectus before selecting any of the variable investment options shown on page 1.



                             * * * * * * * * * * * *

     Please note that the SEC has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                             * * * * * * * * * * * *




                          JHVLICO LIFE SERVICING OFFICE
                          -----------------------------

            EXPRESS DELIVERY                              U.S. MAIL
            ----------------                              ---------
         529 Main Street (X-4)                           P.O. Box 111
         Charlestown, MA 02129                         Boston, MA 02117


                             PHONE: 1-800-732-5543

                              FAX: 1-617-886-3048

                             GUIDE TO THIS PROSPECTUS

     This prospectus contains information that you should know before you buy a policy or exercise any of your rights under the policy. However, please keep in mind that this is a prospectus -- it is not the policy. The prospectus
                                        ---
simplifies many policy provisions to better communicate the policy's essential features. Your rights and obligations under the policy will be determined by the language of the policy itself. When you receive your policy, read it carefully.

     This prospectus is arranged in the following way:

       . The section which follows is called "Basic Information". It is in a question and answer format. We suggest you read the Basic Information section before reading any other section of the prospectus.

       . Behind the Basic Information section are illustrations of hypothetical policy benefits that help clarify how the policy works. These start on page 24.

       . Behind the illustrations is a section called "Additional Information" that gives more details about the policy. It generally does not repeat
                                                                      ---
          information that is in the Basic Information section. A table of contents for the Additional Information section appears on page 33.

       . Behind the Additional Information section are the financial statements for JHVLICO and Separate Account V. These start on page 47.

       . Finally, there is an Alphabetical Index of Key Words and Phrases at the back of the prospectus on page 112.

After the Alphabetical Index of Key Words and Phrases, this prospectus ends and the Series Fund prospectus begins.

                                    **********

                                BASIC INFORMATION

     This part of the prospectus provides answers to commonly asked questions about the policy. Here are the page numbers where the questions and answers appear:

Question                                                                                  Beginning on page
--------                                                                                  -----------------
..What is the policy? ...................................................................          5

..Who owns the policy? ..................................................................          5

..How can you invest money in the policy? ...............................................          5

..Is there a minimum amount you must invest? ............................................          7

..How will the value of your investment in the policy change over time? .................         10

..What is the "Excess Value" of the policy and how is it applied? .......................         11

..What charges will we deduct from your investment in the policy? .......................         13

..What charges will the Series Fund deduct from your investment in the policy? ..........         15

..What other charges could we impose in the future? .....................................         16

..How can you change your policy's investment allocations? ..............................         16

..How can you access your investment in the policy? .....................................         17

..How much will we pay when the insured person dies? ....................................         19

..How can you change your policy's insurance coverage? ..................................         19

..Can you cancel your policy after it's issued?. . ......................................         20

..Can you choose the form in which we pay out policy proceeds? ..........................         20

..To what extent can we vary the terms and conditions of our policies in ................
  particular cases?                                                                              21

..How will your policy be treated for income tax purposes? ..............................         22

..How do you communicate with us? .......................................................         22

WHAT IS THE POLICY?

     The policy's primary purpose is to provide lifetime protection against economic loss due to the death of the insured person. The value of the amount you have invested under the policy may increase or decrease daily based upon the investment results of the variable investment options that you choose. The amount we pay to the policy's beneficiary if the insured person dies (we call this the "death benefit") may be similarly affected. If the life insurance protection is provided under a master group policy, the term "policy" as used in this prospectus refers to the certificate you will be issued and not to the master group policy.

     While the insured person is alive, you will have a number of options under the policy. Here are some major ones:

       . Determine when and how much you invest in the various investment options

       .  Borrow amounts you have in the investment options

       .  Withdraw any amount we consider to be "Excess Value" in your policy

       .  Change the beneficiary who will receive the death benefit

       . Turn in (i.e., "surrender") the policy for the full amount of its surrender value

       .  Reduce the amount of insurance by surrendering part of the policy

       . Choose the form in which we will pay out the death benefit or other proceeds

Most of these options are subject to limits that are explained later in this prospectus.

WHO OWNS THE POLICY?

     That's up to the person who applies for the policy. The owner of the policy is the person who can exercise most of the rights under the policy, such as the right to choose the investment options or the right to surrender the policy. In many cases, the person buying the policy is also the person who will be the owner. However, the application for a policy can name another person or entity (such as a trust) as owner. Whenever we've used the term "you" in this prospectus, we've assumed that the reader is the person who has whatever right or privilege is being discussed. There may be tax consequences if the owner and the insured person are different, so you should discuss this issue with your tax adviser.

HOW CAN YOU INVEST MONEY IN THE POLICY?

Premium Payments

     We call the investments you make in the policy "premiums" or "premium payments". Premiums are scheduled and payable during the lifetime of the insured person in accordance with our established rules and rates. Premiums are payable at our Life Servicing Office on or before the due date specified in the policy.

  After the payment of the Minimum First Premium (see "Minimum Premium Requirements" below) there are three scheduled due dates in the first policy year. Due dates are the last business day in the third, sixth and ninth policy months. In the second policy year, the scheduled due dates are the last business day in the sixth and twelfth policy months. In the third and all later policy years, the scheduled due date is the last business day of the policy year.

  You may pay more than the Required Premium during a policy year and may ask to be billed for an amount greater than any Required Premium. You may also pay amounts in addition to any billed amount. However, each premium payment must be at least $25. We reserve the right to limit premium payments above the amount of the cumulative Required Premiums due on the policy.

  The ability to pay more than the Required Premium provides you with considerable payment flexibility in meeting the premium requirements of the policy. Consider a policy with a $1,000 Required Premium and where you pay $1,250 in each of the first eight policy years. If none of the additional premium of $2,000 is applied under a Value Option (see "Value Options" on page
11), the policy will remain in force for at least ten years without any further premium payments. During each of these ten years, the premium received ($1,250 a year for eight years) at least equals the aggregate Required Premiums ($1,000 a year for 10 years) on the scheduled due dates. In other words, the payment of more than the Required Premium in a year can be relied upon to satisfy the Required Premium requirements in later years. If, however, you were to apply $500 of the additional premium to a Value Option, then only $1,500 would remain to meet Required Premiums. The policy would remain in force for at least 9 years but a payment of $500 may be necessary by the end of the tenth policy year to keep the policy in force.

Maximum premium payments

  Federal tax law limits the amount of premium payments you can make relative to the amount of your policy's insurance coverage. We will not knowingly accept any amount by which a premium payment exceeds the maximum. If you exceed certain other limits, the law may impose a penalty on amounts you take out of your policy. We'll monitor your premium payments and let you know if you're about to exceed this limit. More discussion of these tax law requirements begins on page 40.

  Also, we may refuse to accept any amount of an additional premium if that amount of premium would increase our insurance risk exposure, and the insured person doesn't provide us with adequate evidence that he or she continues to meet our requirements for issuing insurance. In no event, however, will we refuse to accept any premium necessary to prevent the policy from terminating.

Ways to pay premiums

  If you pay premiums by check or money order, they must be drawn on a U.S. bank in U.S. dollars and made payable to "John Hancock Life." We will not accept credit card checks. We will not accept starter or third party checks if they fail to satisfy our administrative requirements. Premiums after the first must be sent to the JHVLICO Life Servicing Office at the appropriate address shown on page 1 of this prospectus.

  We will also accept premiums:

     . by wire or by exchange from another insurance company,

     . via an electronic funds transfer program (any owner interested in making monthly premium payments must use this method), or
              -------

     . if we agree to it, through a salary deduction plan with your employer.

 You CAN obtain information on these other methods of premium payment by contacting your JHVLICO representative or by contacting the JHVLICO Life Servicing Office.

IS THERE A MINIMUM AMOUNT YOU MUST INVEST?

Minimum Premium Requirements

  An amount of Required Premium (see "Required Premiums" below) is determined at the start of each policy year. Generally, the full amount of Required Premium must be paid by the last scheduled due date of the policy year. In the first and second policy years, however, there are additional requirements.

  In the first policy year, a Minimum First Premium must be received by us at our Life Servicing Office in order for the policy to be in full force and effect. The Minimum First Premium is equal to the greater of $150 or one-fourth of the Required Premium. Also in the first policy year, one-half of the Required Premium must be received on or before the last business day in the third policy month and three-quarters of the Required Premium must be received on or before the last business day in the sixth policy month.

  In the second policy year, one-half of the Required Premium for the second policy year must be received on or before the last business day in the sixth policy month.

  Premium requirements are met by premium payments on a cumulative basis. For example, the premium requirement on all scheduled due dates of the first policy year would be met if the full Required Premium for the first policy year were paid at issue of the policy.

  Generally, we count all premiums received when we determine whether the premium requirement is met on a scheduled due date. This cumulative amount of premiums received is reduced for this purpose by amounts withdrawn from the premium component of Excess Value and amounts applied from the premium component to any Value Option other than the Accumulate Option. The premium requirement will also be deemed satisfied on the last business day of the second or any later policy year if any Excess Value is available on the scheduled due date. See "Value Options" on page 11.

  Failure to satisfy a premium requirement on a scheduled due date may cause the policy to terminate. See "Lapse" and "Options on Lapse".

Choice of Premium Schedule

  At the time of application, you can select either a Level Schedule or a Modified Schedule as the basis for the Basic Premium on the policy. The Modified Schedule alternative is not available if the insured person is over age 70 on the issue date of the policy. If the Level Schedule is chosen, the Basic Premium will never increase during the lifetime of the insured person. With the Level Schedule, the Basic Premium is completely insulated from any adverse investment performance. If the Modified Schedule is chosen, the Basic Premium is initially lower than under the Level Schedule. However, a premium recalculation (described below) must occur no later than the policy anniversary nearest the insured person's 72nd birthday. At the time of the premium recalculation, we determine a new Basic Premium which is payable through the remaining lifetime of the insured person.

  A comparison of the Basic Premiums at issue under the Level and Modified Schedules for a Sum Insured at issue of $100,000 for a male is shown below:

                           Issue
                            Age       Level       Modified
                           -----      -----       --------
                            25      $1,113.00     $  708.00
                            40      $1,954.00     $1,305.00
                            55      $3,869.00     $2,585.00

 Required Premiums

  The Required Premium determined at the start of each policy year equals an amount for the Basic Death Benefit ("Basic Premium") or $300 if the annual Basic Premium is less than $300, plus any additional premium for extra mortality risk or additional insurance benefits that have been purchased. The Basic Premium is a level amount that does not change if the Level Schedule is selected. If the Modified Schedule is selected, the Basic Premium does not change until the premium recalculation occurs. See "Premium recalculation" on page 9.

  If the account value on the business day immediately preceding the policy anniversary, when multiplied by the Death Benefit Factor on that policy anniversary, is equal to or greater than the Guaranteed Death Benefit, then no Required Premium is applicable to the following policy year. This means that even if no premium is paid during the policy year, the premium requirement will be met on the scheduled due date at the end of the policy year. If applicable, we will mail a written notice to you within 10 days after any policy anniversary stating that no premium payment is required in that policy year.

Lapse

  Any amount of premium required to keep the policy in force is in default if not paid on or before its scheduled due date, but the policy provides a 61-day grace period for the payment of each such amount. (This grace period does not apply to the receipt of the Minimum First Premium.) The policy continues in full force during the grace period. If the insured person dies during the grace period, we will deduct the amount in default from the death benefit. During the grace period, you cannot make transfers among investment options or make a partial withdrawal or policy loan.

  If your policy enters a grace period, we will notify you of how much you will need to pay to keep the policy in force. If you don't pay at least the required amount by the end of the grace period, your policy will terminate (i.e., lapse).

Options on Lapse

  If a policy lapses, we apply the surrender value on the date of lapse to one of three options for continued insurance that does not require further payment of premium: Variable Paid-Up Insurance, Fixed Paid-Up Insurance or Fixed Extended Term Insurance on the life of the insured person, commencing on the date of lapse.

  Both the Variable and Fixed Paid-Up Insurance options provide an amount of paid-up whole life insurance, determined in accordance with the policy, which the surrender value will purchase. The amount of Variable Paid-Up Insurance may then increase or decrease, subject to any guarantee, in response to the investment experience of the variable investment options. The Fixed Paid-Up Insurance option provides a fixed and level amount of insurance. The Fixed Extended Term Insurance option provides a fixed amount of insurance determined in accordance with the policy, with the insurance coverage continuing for as long a period as the available policy surrender value will purchase.

  The Variable Paid-Up Insurance option is not available unless its initial amount is at least $5,000. If you have elected no option before the end of the grace period, the Fixed Extended Term Insurance option automatically applies unless the amount of Fixed Paid-Up Insurance would equal or exceed the amount of Fixed Extended Term Insurance or unless the insured person is a substandard risk. In either of the latter cases, Fixed Paid-Up Insurance is provided.

  You may surrender a policy that is being continued under any of these options for the option's surrender value while the insured person is living. Loans may be available under the Variable and Fixed Paid-Up Insurance options.

Reinstatement

  You can still reactivate (i.e., "reinstate") a lapsed policy within 3 years from the beginning of the grace period, unless the surrender value has been paid out or otherwise exhausted or the period of any Fixed Extended Term Insurance has expired. You will have to provide evidence that the insured person still meets our requirements for issuing coverage. You will also have to pay a minimum amount of premium and be subject to the other terms and conditions applicable to reinstatements, as specified in the policy.

Premium recalculation

  You may elect the premium recalculation applicable to any policy on a Modified Schedule at any time after the second policy anniversary up to the policy anniversary nearest the insured person's 72nd birthday. If elected, the premium recalculation will be effected on the policy anniversary next following receipt at our Life Servicing Office of satisfactory written notice. If not elected sooner, we will effect the premium recalculation on the policy anniversary nearest the insured person's 72nd birthday.

  The new Basic Premium resulting from a premium recalculation may be less than, equal to or greater than the original Basic Premium but it will never exceed the maximum Basic Premium shown in the policy. The new Basic Premium depends on the insured person's sex and age, the Guaranteed Death Benefit under the policy and the account value on the business day immediately preceding the date of the premium recalculation.

  A charge will be made if the new Basic Premium is below the Basic Premium on the Level Schedule for the insured person's age at issue of the policy. The charge (currently 11/2%) will not exceed 3% of the amount of account value applied by us to reduce the new Basic Premium to an amount below the Basic Premium which would have been payable on the Level Schedule for the insured person's age at issue. See "Guaranteed death benefit charge" on page 13.

HOW WILL THE VALUE OF YOUR INVESTMENT IN THE POLICY CHANGE OVER TIME?

  From each premium payment you make, we deduct the charges described under "Deductions from premium payments" below. We invest the rest in the investment options you've elected.

  Over time, the amount you've invested in any variable investment option will increase or decrease the same as if you had invested the same amount directly in the corresponding fund of the Series Fund and had reinvested all fund dividends and distributions in additional fund shares; except that we will deduct certain additional charges which will reduce your account value. We describe these charges under "What charges will JHVLICO deduct from my investment in the policy?" below.

  The amount you've invested in the fixed investment option will earn interest at a rate we declare from time to time. We guarantee that this rate will be at least 4%. If you want to know what the current declared rate is, just call or write to us. Amounts you invest in the fixed investment option will not be
                                                                    ---
subject to the mortality and expense risk charge or the guaranteed death benefit charge described on page 13. Otherwise, the charges applicable to the fixed investment option are the same as those applicable to the variable investment options.

  At any time, the "account value" of your policy is equal to:

     . the amount you invested,

     . plus or minus the investment experience of the investment options you've chosen,

     . minus all charges we deduct, and

     . minus all partial withdrawals of Excess Value you have made.

If you take a loan on the policy, however, your account value will be computed somewhat differently. This is discussed beginning on page 37.

WHAT IS THE "EXCESS VALUE" OF THE POLICY AND HOW IS IT APPLIED?

Excess Value and its components

     As of the last business day in each policy year, we compare the account value of the policy against the "Benchmark Value" (described below) to determine if any "Excess Value" exists under the policy. Excess Value is any amount of account value greater than the Benchmark Value.

     If you wish to know the amount of Excess Value at any time, you may contact your JHVLICO representative or telephone us at 1-800-732-5543.

     Benchmark Value can be thought of as what the guaranteed cash value would be under an otherwise comparable non-variable whole life policy. It is the amount we deem necessary to support your policy's benefits at any time based on accepted actuarial methods and assumptions.

     The Benchmark Value depends upon the policy's Guaranteed Death Benefit, the Required Premium, any outstanding loan, the sex and attained age of the insured person, and any contingent deferred sales charge. The formula describing precisely how Benchmark Value is calculated on each policy anniversary is set forth in the policy. In general, the Benchmark Value increases as more guarantees are provided in the policy, either in the form of higher Guaranteed Death Benefits or lower premiums. If there is a loan outstanding, the Benchmark Value will not be less than 110% of the outstanding loan amount. The Benchmark Value generally increases over the life of the policy, as the attained age of the insured person increases.

     Excess Value may arise from two sources. The "premium component" is that portion of Excess Value up to the amount by which the cumulative premiums paid (excluding amounts from this component previously withdrawn) exceed the cumulative amount of Required Premiums due to date. The "experience component" is that portion of Excess Value above the premium component and arises out of favorable investment experience or lower than maximum insurance and expense charges.

Value Options

     If Excess Value is available on a policy anniversary, any premium component and experience component will be applied under Value Options you elect. Either component may be applied to any available Value Option except that the premium component must be applied to the Accumulate Option until the second policy anniversary. The amounts to be applied will be determined in accordance with your election and in accordance with our then current rules. A change in an election will be effective as of the policy anniversary next following its date of receipt in writing at our Life Servicing Office or, if subject to underwriting rules, its date of approval. Any change in election does not affect amounts previously applied under any Value Option.

     The policy includes three Value Options:

     The Accumulate Option leaves any Excess Value in the account value and does not affect the guarantees under the policy. The Accumulate Option is available on both premium schedules and no limit is placed on the amount that may be applied from either the premium component or the experience component.

     The Extra Death Benefit Option increases the amount of Guaranteed Death Benefit. The Extra Death Benefit Option is available on both premium schedules. No limit is placed on the amount that may be applied from the experience component. The amount that may be applied from the premium component is limited to an amount that depends upon the Sum Insured at issue and the insured person's age at issue of the policy. Amounts applied from the premium component reduce the cumulative amount of premiums received under the policy for purposes of determining whether the policy will continue to remain in force. A guaranteed death benefit charge (see "What charges will JHVLICO deduct from my investment in the policy?" on page 13) is made against the account value to cover the risk assumed by us in providing the increased Guaranteed Death Benefit. The Extra Death Benefit Value Option may not be available if the insured person is an extra mortality risk.

     The increase in Guaranteed Death Benefit equals the amount applied less the guaranteed death benefit charge times the Death Benefit Factor shown in the policy. An increase in the Guaranteed Death Benefit may increase the amount at risk under the policy which would increase the amount of the insurance charge. See "What charges will JHVLICO deduct from my investment in the policy?". You may decrease the amount of any Extra Death Benefit on the policy. Depending upon the amount of account value under a policy, a decrease may result in an amount of Excess Value which you may take as a partial withdrawal. See "Partial withdrawals of Excess Value" on page 17. Any decrease is effective at the end of the business day in which we receive written notice of the request.

     The Basic Premium Reduction Option permanently decreases the amount of the Basic Premium that would otherwise have to be paid in a policy year to avoid a lapse at the end of the year. The Basic Premium Reduction Option is available only on the Level Schedule. No limit is currently placed on the amount that may be applied from either component except that the Basic Premium may not be reduced below zero. Amounts applied from the premium component reduce the cumulative amounts of premiums received under the policy for purposes of determining whether the policy will continue to remain in force. A guaranteed death benefit charge is made against the account value to cover the risk assumed by us that the Guaranteed Death Benefit will remain in effect notwithstanding the lower future premiums. The reduction in Basic Premium equals the amount applied, less the guaranteed death benefit charge, divided by the Premium Credit Factor shown in the policy. The Premium Credit Factor depends upon the sex and the then attained age of the insured person. The Premium Credit Factor decreases from year to year as the attained age of the insured person increases. For example, the Premium Credit Factor for a female age 60 is 13.6798, and for a female age 61 is 13.3382.

WHAT CHARGES WILL WE DEDUCT FROM YOUR INVESTMENT IN THE POLICY?

Deductions from premium payments

..    Premium processing charge - A charge to cover premium collection and
     -------------------------
     processing costs. The charge is currently $2 and will never exceed that amount.

..    Premium tax charge - A charge to cover state premium taxes we currently
     ------------------
     expect to pay, on average. This charge is currently 2.5% of each premium.

..    Premium sales charge - A charge to help defray our sales costs. The
     --------------------
     charge is 4.5% of the premiums you pay each policy year (after deduction of the premium processing charge). We currently waive this charge for policies with a Sum Insured of $250,000 or higher, but continuation of that waiver is not guaranteed.

Deductions from account value

..    Issue charge - A charge to help defray our administrative costs. This
     ------------
     charge has two parts: (1) a flat dollar charge of $240, and (2) a charge of 48c per $1,000 of Sum Insured at issue. The charge is deducted in 48 equal monthly installments. If the policy lapses or is surrendered before the full amount of the charge has been deducted, the remainder will be deducted from the surrender value.

..    Maintenance charge - A monthly charge to help defray our administrative
     ------------------
     costs. This charge is also in two parts: (1) a flat dollar charge of up to $4, and (2) a charge of 2c per $1,000 of the current Sum Insured. This charge currently cannot exceed $6.75 per month, but this limit is not guaranteed and may be withdrawn or modified at any time.

..    Insurance charge - A monthly charge for the cost of insurance. To
     ----------------
     determine the charge, we multiply the amount of insurance for which we are at risk by a cost of insurance rate. The rate is derived from an actuarial table. The table in your policy will show the maximum cost of insurance
                                                   -------
     rates. The cost of insurance rates that we currently apply are generally less than the maximum rates. We will review the cost of insurance rates at least every 5 years and may change them from time to time. However, those rates will never be more than rates based on the 1980 Commissioners' Standard Ordinary Mortality Tables. The table of rates we use will depend on the insurance risk characteristics and gender of the insured person, the current Sum Insured and the length of time the policy has been in effect. Regardless of the table used, cost of insurance rates generally increase each year that you own your policy, as the insured person's attained age increases. (The insured person's "attained age" on any date is his or her age on the birthday nearest that date.) We will charge lower current insurance rates under a policy with a current Sum Insured of $250,000 or more if the insured person is over age 32 and in the standard underwriting class or is over age 34 and in the preferred underwriting class.

..    Guaranteed death benefit charge - A monthly charge for our guarantee that
     -------------------------------
     the death benefit will never be less than the Sum Insured. This charge is currently 1c per $1,000 of the Sum Insured at the time the charge is deducted. We guarantee that this charge will never exceed 3c per $1,000 of the Sum Insured at the time the charge is deducted. When an Extra Death Benefit Value Option is exercised, we guarantee a higher Guaranteed Death Benefit. When a Basic Premium Reduction Value Option is exercised, we provide the same Guaranteed Death Benefit with less premiums. In either event, we make a one-time deduction from the amount applied as compensation for making the additional guarantee. The current charge is 1.5% of the amount applied. We may increase this charge, but it will never exceed 3% of the amount applied.

..    Extra mortality risk charge - An insured person who does not qualify for
     ---------------------------
     either the preferred or standard underwriting class must pay an additional Required Premium because of the extra mortality risk. We collect this additional premium in two ways: up to 7% of the additional premium is deducted from premiums when paid and the remainder of the additional premium is deducted monthly from your policy's account value in equal installments. An insured who is charged an additional Required Premium because of the extra mortality risk may not be eligible to exercise the Extra Death Benefit Value Option.

..    M & E charge - A daily charge for mortality and expense risks we assume.
     ------------
     This charge is deducted from the variable investment options. It does not apply to the fixed investment option. The current charge is at an effective annual rate of .60% of the value of the assets in each variable investment option. We guarantee that this charge will never exceed an effective annual rate of .60%.

..    Optional insurance benefits charges - An additional Required Premium must
     -----------------------------------
     be paid if you elect to purchase any additional insurance benefit that is added to the policy by means of a rider. We collect this additional premium in two ways: up to 7% of the additional premium is deducted from premiums when paid and the remainder of the additional premium is deducted monthly from your policy's account value in equal installments.

..    Premium recalculation charge - When a premium recalculation is effected
     ----------------------------
     on policy on a Modified Schedule, and the new Basic Premium is less than the Basic Premium on the Level Schedule for the insured person's age at issue of the policy, a one-time deduction is made from the amount applied as compensation for the additional guarantee. The current charge is 1.5% of the amount applied to reduce the new Basic Premium to an amount below the Basic Premium on the Level Schedule for the insured person's age at issue. We may increase this charge, but it will never exceed 3% of the amount applied.

..    Contingent deferred sales charge ("CDSC") - A charge we deduct if the
     -----------------------------------------
     policy lapses or is surrendered within the first fourteen policy years. A pro-rata portion of the charge is deducted in the event of a decrease in the Sum Insured. We deduct this charge to compensate us for sales expenses that we would otherwise not recover in the event of early lapse or surrender. The CDSC is a percentage of the lesser of (a) the total amount of premiums you have actually paid before the date of surrender or lapse and (b) the sum of the Modified Premiums or portions thereof due (whether or not actually paid) on or before the date of surrender or lapse.


                                                                       Maximum Contingent Deferred Sales
                                                                       Charge as a Percentage of Modified
                                                                         Premiums Due Through Effective
          For Surrenders or Lapses Effective During:                      Date of Surrender or Lapse*
          ------------------------------------------                   ----------------------------------
          Policy years 1-8..........................................                 15.00%
          Policy year 9.............................................                 14.38%

                                                                       Maximum Contingent Deferred Sales
                                                                       Charge as a Percentage of Modified
                                                                         Premiums Due Through Effective
          For Surrenders or Lapses Effective During:                      Date of Surrender or Lapse*
          ------------------------------------------                   ----------------------------------
          Policy year 10............................................                 13.89%
          Policy year 11............................................                 10.80%
          Policy year 12............................................                  7.35%
          Policy year 13............................................                  4.50%
          Policy year 14............................................                  2.08%
          Policy year 15 and later..................................                     0%

          *A slightly lower percentage than that shown applies for the last business day of policy years 8 through 14.

     The amount of the CDSC is calculated on the basis of the premium under the Modified Schedule for the attained age of the insured person at the time the policy is issued, regardless of whether the policy uses the Level Schedule or the Modified Schedule. At issue ages higher than 57, the maximum CDSC percentage is reached at an earlier policy year and may be reduced to zero over a shorter number of years.

..    Partial withdrawal charge - A charge for each partial withdrawal of
     -------------------------
     Excess Value to compensate us for the administrative expenses of processing the withdrawal. The charge is equal to the lesser of $25 or 2% of the amount withdrawn.

WHAT CHARGES WILL THE SERIES FUND DEDUCT FROM YOUR INVESTMENT IN THE POLICY?

       The funds must pay investment management fees and other operating expenses. These fees and expenses are different for each fund and reduce the investment return of each fund. Therefore, they also indirectly reduce the return you will earn on any variable investment options you select.

       The following figures for the funds are based on historical fund expenses, as a percentage (rounded to two decimal places) of each fund's average daily net assets for 2001, except as indicated in the Notes appearing at the end of this table. Expenses of the funds are not fixed or specified under the terms of the policy, and those expenses may vary from year to year.

                                                                                                     Total Fund       Total Fund
                                              Investment    Distribution and    Other Operating      Operating         Operating
                                              Management        Service          Expenses With     Expenses With    Expenses Absent
Fund Name                                         Fee         (12b-1) Fees       Reimbursement     Reimbursement     Reimbursement
---------                                    ------------  ------------------  -----------------  ---------------  -----------------
Equity Index...............................      0.13%             N/A                0.07%             0.20%            0.20%
Large Cap Value............................      0.75%             N/A                0.08%             0.83%            0.83%
Large Cap Growth...........................      0.38%             N/A                0.03%             0.41%            0.41%
Growth & Income............................      0.67%             N/A                0.05%             0.72%            0.72%
Fundamental Value *........................      0.89%             N/A                0.10%             0.99%            1.20%
Multi Cap Growth*..........................      0.93%             N/A                0.10%             1.03%            1.03%
Small/Mid Cap CORE (SM)....................      0.80%             N/A                0.10%             0.90%            1.15%
Small/Mid Cap Growth.......................      0.97%             N/A                0.10%             1.07%            1.07%
Small Cap Equity...........................      0.90%             N/A                0.10%             1.00%            1.02%
Small Cap Growth...........................      1.05%             N/A                0.10%             1.15%            1.17%
International Equity Index.................      0.17%             N/A                0.10%             0.27%            0.40%
International Opportunities................      1.14%             N/A                0.10%             1.24%            1.39%
Emerging Markets Equity....................      1.52%             N/A                0.10%             1.62%            4.24%
Real Estate Equity.........................      1.00%             N/A                0.07%             1.07%            1.07%
Managed....................................      0.67%             N/A                0.06%             0.73%            0.73%
Global Balanced............................      1.05%             N/A                0.10%             1.15%            1.36%
                                                                                                  ---------------

                                                                                                --------------
                                                                                                  Total Fund        Total Fund
                                                 Investment  Distribution and  Other Operating    Operating          Operating
                                                 Management      Service        Expenses With    Expenses With    Expenses Absent
Fund Name                                            Fee       (12b-1) Fees     Reimbursement    Reimbursement     Reimbursement
---------                                        ----------  ----------------  ---------------  --------------     -------------
Short-Term Bond ..............................     0.60%           N/A              0.08%           0.68%              0.68%
Bond Index ...................................     0.15%           N/A              0.09%           0.24%              0.24%
Active Bond ..................................     0.62%           N/A              0.05%           0.67%              0.67%
High Yield Bond ..............................     0.80%           N/A              0.10%           0.90%              1.00%
Global Bond ..................................     0.85%           N/A              0.10%           0.95%              0.95%
Money Market .................................     0.25%           N/A              0.07%           0.32%              0.32%
                                                                                                --------------

NOTES TO FUND EXPENSE TABLE

     Under its current investment management agreements with the John Hancock Variable Series Trust I, John Hancock Life Insurance Company reimburses a fund when the fund's "other fund expenses" exceed 0.10% of the fund's average daily net assets (0.00% for Equity Index). Percentages shown for the Large Cap Value fund are calculated as if the current management fee schedules, which apply to this fund effective May 1, 2001, were in effect for all of 2001. Percentages shown for the Multi Cap Growth, Small/Mid Cap Growth, Small Cap Growth, International Opportunities, Emerging Markets, Short-Term Bond and High Yield Bond funds are calculated as if the current management fee schedules, which apply to these funds effective October 1, 2001, were in effect for all of 2001. "CORE(SM)" is a service mark of Goldman, Sachs & Co.

   * Fundamental Value was formerly "Large/Mid Cap Value" and Multi Cap Growth was formerly "Mid Cap Growth."

WHAT OTHER CHARGES COULD WE IMPOSE IN THE FUTURE?

     Except for the DAC tax charge, we currently make no charge for our Federal income taxes. However, if we incur, or expect to incur, additional income taxes attributable to any subaccount of the Account or this class of policies in future years, we reserve the right to make a charge for such taxes. Any such charge would reduce what you earn on any affected investment options. However, we expect that no such charge will be necessary.

     We also reserve the right to increase the premium tax charge and the DAC tax charge in order to correspond, respectively, with changes in the state premium tax levels and with changes in the Federal income tax treatment of the deferred acquisition costs for this type of policy.

     Under current laws, we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, we may make charges for such taxes.

HOW CAN YOU CHANGE YOUR POLICY'S INVESTMENT ALLOCATIONS?

Future premium payments

     At any time, you may change the investment options in which future premium payments will be invested. You make the original allocation in the application for the policy. The percentages you select must be in whole numbers and must total 100%.

Transfers of existing account value

     You may also transfer your existing account value from one investment option to another. To do so, you must tell us how much to transfer, either as a whole number percentage or as a specific dollar amount. A confirmation of each transfer will be sent to you.

     Under our current rules, you can make transfers out of any variable investment option anytime you wish. However, we reserve the right to impose a charge for each transfer among variable investment options in excess of 4 in any policy year.

     Transfers out of the fixed investment option are currently subject to the following restrictions:

 . You can only make such a transfer once a year and only during the 31 day period following your policy anniversary.

 . We must receive the request for such a transfer during the period beginning 60 days prior to the policy anniversary and ending 30 days after it.

 . The most you can transfer at any one time is the greater of $500 or 20% of the assets in your fixed investment option.

     We reserve the right to impose a minimum amount limit on transfers out of the fixed investment option.

Limitation on number of investment options

     Whether through the allocation of premium or through the transfer of existing account value, you can never be invested in more than ten investment options at any one time.

HOW CAN YOU ACCESS YOUR INVESTMENT IN THE POLICY?

Full surrender

     You may surrender your policy in full at any time. If you do, we will pay you the account value, less any unpaid charges and policy loans and less any CDSC that then applies. This is called your "surrender value." You must return your policy when you request a full surrender.

Partial withdrawals of Excess Value

     Under our current administrative rules, you may make a partial withdrawal of your policy's Excess Value, if any, once in each policy year after the first policy year (see "Excess Value and its components" on page 11). Each partial withdrawal must be at least $500. There is a charge for each partial withdrawal. We will automatically reduce the account value of your policy by the amount of the withdrawal and the related charge. Each investment option will be reduced in the same proportion as the account value is then allocated among them. Unless the Current Death Benefit exceeds the Guaranteed Death Benefit, a partial withdrawal will not affect the death benefit payable.

     Amounts withdrawn from the premium component of Excess Value reduce the cumulative amount of premiums received for purposes of determining whether the premium requirements of the policy have been met. On a Modified Schedule, because the account value is reduced by a partial withdrawal, the premium that results from the premium recalculation will be higher because of the partial withdrawal.

Policy loans

     You may borrow from your policy at any time after it has been in effect for 1 year by completing a form satisfactory to us or, if the telephone transaction authorization form has been completed, by telephone. The minimum amount of each loan is $300, unless the loan is used to pay premiums. The maximum amount you can borrow is equal to 100% of that portion of your surrender value that is attributable to the fixed investment option plus one of the following:

       . In policy years 2 and 3 - - 75% of that portion of your surrender value that is attributable to the variable investment options

       . In all later policy years - - 90% of that portion of your surrender value that is attributable to the variable investment options

     Interest charged on any loan will accrue daily at an annual rate determined by John Hancock at the start of each policy year. This interest rate will not exceed the greater of (1) the "Published Monthly Average" (defined below) for the calendar month ending 2 months before the calendar month of the policy anniversary or (2) 5%. In jurisdictions where a fixed loan rate is applicable, we will charge interest at an effective annual rate of 6%. The "Published Monthly Average" means Moody's Corporate Bond Yield Average--Monthly Average Corporates, as published by Moody's Investors Service, Inc., or if the average is no longer published, a substantially similar average established by the insurance regulator where the policy is issued. Accrued interest will be added to the loan daily and will bear interest at the same rate as the original loan amount.

     The amount of the loan is deducted from the investment options in the same proportion as the account value is then allocated among them and is placed in a special loan account. This special loan account will earn interest at a rate that is 1% less than the loan interest rate for the first 20 Policy years and ..5% less than the loan interest rate thereafter. However, if we determine that a loan will be treated as a taxable distribution because of the differential between the loan interest rate and the rate being credited on the special loan account, we reserve the right to decrease the rate credited on the special loan account to a rate that would, in our reasonable judgement, result in the transaction being treated as a loan under Federal tax law.

     You can repay all or part of a loan at any time. Each repayment will be allocated among the investment options as follows:

       . The same proportionate part of the loan as was borrowed from the fixed investment option will be repaid to the fixed investment option.

       . The remainder of the repayment will be allocated among the investment options in the same way a new premium payment would be allocated.

If you want a payment to be used as a loan repayment, you must include instructions to that effect. Otherwise, all payments will be assumed to be premium payments. Policy loans may result in adverse tax consequences under certain circumstances (see "Tax Considerations" on page 40).

HOW MUCH WILL WE PAY WHEN THE INSURED PERSON DIES?

     The death benefit payable upon the death of the insured person is the greater of the Guaranteed Death Benefit, including any Extra Death Benefit, or the Current Death Benefit.

     Guaranteed Death Benefit. The Guaranteed Death Benefit at any time is the sum of the Basic Death Benefit and any Extra Death Benefit. The Basic Death Benefit at issue of the policy is the same as the Sum Insured at issue shown in the policy. Thereafter the Basic Death Benefit may be reduced by a partial surrender on your request. We guarantee that, regardless of the investment experience of the investment options, the death benefit will never be less than the Guaranteed Death Benefit.

     Extra Death Benefit. An Extra Death Benefit may be available from time to time on policy anniversaries. If you exercise an Extra Death Benefit Value Option on a policy anniversary, the amount of Extra Death Benefit produced under the Option becomes a Guaranteed Death Benefit. The amount of any Extra Death Benefit depends upon the account value, Benchmark Value and the sex and age of the insured person on the policy anniversary as of which the Option is exercised. See "Value Options" on page 11. The insured person's age on a policy anniversary is the age of the insured person on his or her birthday nearest that date.

     Current Death Benefit. The Current Death Benefit on any date is the account value on that date times the Death Benefit Factor shown in the policy. The Death Benefit Factor depends upon the sex and the then attained age of the insured person. The Death Benefit Factor decreases from year to year as the attained age of the insured person increases. For example, the Death Benefit Factor for a male age 75 is 1.3546, and for a male age 76 is 1.3325. A complete list of Death Benefit Factors is set forth in the policy. The Current Death Benefit is variable - - that is it increases as the account value increases and decreases as the account value decreases.

HOW CAN YOU CHANGE YOUR POLICY'S INSURANCE COVERAGE?

Change of Sum Insured

     You may request a decrease in your Sum Insured at any time, subject to our administrative rules in effect at the time. If approved, any such decrease will be effective on the monthly processing date next following our receipt of the request. A pro-rata portion of any contingent deferred sales charge will be deducted from your account value as a result of any such decrease.

     Under our current administrative rules, you cannot request an increase in your Sum Insured.

Partial surrenders

     You may partially surrender your policy upon submission of a written request satisfactory to us in accordance with our rules. Currently, the policy after partial surrender must have a Sum

Insured at least as large as the minimum amount for which we would issue a policy on the life of the insured person. The Guaranteed Death Benefit for the policy will be adjusted to prospectively reflect the new Sum Insured. A pro-rata portion of the account value will be paid to you and a pro-rata portion of any contingent deferred sales charge will be deducted. Possible alternatives to the partial surrender of the policy would be withdrawal of some or all of your Excess Value or taking a policy loan.

Tax consequences

     Please read "Tax considerations" starting on page 40 to learn about possible tax consequences of changing your insurance coverage under the policy.

CAN YOU CANCEL YOUR POLICY AFTER IT'S ISSUED?

     You have the right to cancel your policy within the latest of the following periods:

       . 10 days after you receive it (this period may be longer in some states);

       .  10 days after mailing by JHVLICO of the Notice of Withdrawal Right; or

       .  45 days after the date Part A of the application has been completed.

     This is often referred to as the "free look" period. To cancel your policy, simply deliver or mail the policy to us at one of the addresses shown on page 1, or to the JHVLICO representative who delivered the policy to you.

     In most states, you will receive a refund of any premiums you've paid. In some states, the refund will be your account value on the date of cancellation plus all charges deducted by JHVLICO or the Series Fund prior to that date. The date of cancellation will be the date of such mailing or delivery.

CAN YOU CHOOSE THE FORM IN WHICH WE PAY OUT POLICY PROCEEDS?

Choosing a payment option

     You may choose to receive proceeds from the policy as a single sum. This includes proceeds that become payable because of death or full surrender. Alternatively, you can elect to have proceeds of $1,000 or more applied to any of a number of other payment options, including the following:

       .  Option 1 - Proceeds left with us to accumulate with interest

       . Option 2A - Equal monthly payments of a specified amount until all proceeds are paid out

       .  Option 2B - Equal monthly payments for a specified period of time

     . Option 3 - Equal monthly payments for life, but with payments guaranteed for a specific number of years

     .    Option 4 - Equal monthly payments for life with no refund

     . Option 5 - Equal monthly payments for life with a refund if all of the proceeds haven't been paid out

     You cannot choose an option if the monthly payments under the option would be less than $50. We will issue a supplementary agreement when the proceeds are applied to any alternative payment option. That agreement will spell out the terms of the option in full. We will credit interest on each of the above options. For Options 1 and 2A, the interest will be at least an effective annual rate of 3 1/2%. If no alternative payment option has been chosen, proceeds will be paid as a single sum.

Changing a payment option

     You can change the payment option at any time before the proceeds are payable. If you haven't made a choice, the payee of the proceeds has a prescribed period in which he or she can make that choice.

Tax impact

     There may be tax consequences to you or your beneficiary depending upon which payment option is chosen. You should consult with a qualified tax adviser before making that choice.

TO WHAT EXTENT CAN WE VARY THE TERMS AND CONDITIONS OF OUR POLICIES IN PARTICULAR CASES?

     Listed below are some variations we can make in the terms of our policies. Any variation will be made only in accordance with uniform rules that we apply fairly to all of our customers.

State law insurance requirements

     Insurance laws and regulations apply to JHVLICO in every state in which its policies are sold. As a result, various terms and conditions of your insurance coverage may vary from the terms and conditions described in this prospectus, depending upon where you reside. These variations will be reflected in your policy or in endorsements attached to your policy.

Variations in expenses or risks

     We may vary the charges and other terms of our policies where special circumstances result in sales or administrative expenses, mortality risks or other risks that are different from those normally associated with the policies. These include the type of variations discussed under "Reduced charges for eligible classes" on page 38. No variation in any charge will exceed any maximum stated in this prospectus with respect to that charge.

HOW WILL YOUR POLICY BE TREATED FOR INCOME TAX PURPOSES?

     Generally, death benefits paid under policies such as yours are not subject to income tax. Earnings on your account value are not subject to income tax as long as we don't pay them out to you. If we do pay out any amount of your account value upon surrender or partial withdrawal, all or part of that distribution should generally be treated as a return of the premiums you've paid and should not be subject to income tax. Amounts you borrow are generally not taxable to you.

     However, some of the tax rules change if your policy is found to be a "modified endowment contract." This can happen if you've paid more than a certain amount of premiums that is prescribed by the tax laws. Additional taxes and penalties may be payable for policy distributions of any kind.

     For further information about the tax consequences of owning a policy, please read "Tax considerations" beginning on page 40.

HOW DO YOU COMMUNICATE WITH US?

General Rules

     You should mail or express all checks and money orders for premium payments and loan repayments to the JHVLICO Life Servicing Office at the appropriate address shown on page 1.

     Under our current rules, certain requests must be made in writing and be signed and dated by you, except as discussed below under "Telephone Transactions."s They include the following:

     .    surrenders (including partial surrenders) or partial withdrawals

     .    change of Value Option

     .    change of beneficiary

     .    election of payment option for policy proceeds

     .    tax withholding elections

     .    election of telephone transaction privilege

     The following requests may be made either in writing (signed and dated by you) or by telephone or fax if a special form is completed (see "Telephone Transactions" below):

     .    loans

     .    transfers of account value among investment options

     .    change of allocation among investment options for new premium payments

     You should mail or express all written requests to the JHVLICO Life Servicing Office at the appropriate address shown on page 1. You should also send notice of the insured person's death and related documentation to the JHVLICO Life Servicing Office. We don't consider that we've "received" any communication until such time as it has arrived at the proper place and in the proper and complete form.

     We have special forms that should be used for a number of the requests mentioned above. You can obtain these forms from the JHVLICO Life Servicing Office or your JHVLICO representative. Each communication to us must include your name, your policy number and the name of the insured person. We cannot process any request that doesn't include this required information. Any communication that arrives after the close of our business day, or on a day that is not a business day, will be considered "received" by us on the next following business day. Our business day currently closes at 4:00 p.m. Eastern Standard Time, but special circumstances (such as suspension of trading on a major exchange) may dictate an earlier closing time.

Telephone Transactions

     If you complete a special authorization form, you can request loans, transfers among investment options and changes of allocation among investment options simply by telephoning us at 1-800-732-5543 or by faxing us at 1-617-886-3048. Any fax request should include your name, daytime telephone number, policy number and, in the case of transfers and changes of allocation, the names of the investment options involved. We will honor telephone instructions from anyone who provides the correct identifying information, so there is a risk of loss to you if this service is used by an unauthorized person. However, you will receive written confirmation of all telephone transactions. There is also a risk that you will be unable to place your request due to equipment malfunction or heavy phone line usage. If this occurs, you should submit your request in writing.

     The policies are not designed for professional market timing organizations or other persons or entities that use programmed or frequent transfers among investment options. For reasons such as that, we reserve the right to change our telephone transaction policies or procedures at any time. We also reserve the right to suspend or terminate the privilege altogether with respect to all policies like yours or with respect to any class of such policies.

            ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES, SURRENDER
                        VALUES AND ACCUMULATED PREMIUMS

     The following tables illustrate the changes in death benefit, account value and surrender value of the policy under certain hypothetical circumstances that we assume solely for this purpose. Each table separately illustrates the operation of a policy for a specified issue age, premium payment schedule and Sum Insured. The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant gross annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Series Fund assets). After the deduction of average fees and expenses at the Series Fund level (as described below) the corresponding net annual rates of return would be -0.82%, 5.13% and 11.08%. Investment return reflects investment income and all realized and unrealized capital gains and losses. The tables assume annual Required Premiums that are paid at the beginning of each policy year for an insured person who is either a 25 year old male standard non-smoker underwriting risk or a 40 year old male preferred underwriting risk when the policy is issued.

     Tables are provided for each of the three death benefit options. The tables headed "Current Charges" assume that the current rates for all charges deducted by JHVLICO will apply in each year illustrated, including the reduction in the monthly insurance charge after the ninth policy year and the waiver after the tenth policy year of the sales charge deducted from premiums. The tables headed "Maximum Charges" are the same, except that the maximum permitted rates for all years are used for all charges. The tables do not reflect any charge that we reserve the right to make but are not currently making. The tables assume that
(i) no optional rider benefits have been elected, (ii) no loans or withdrawals are made, and (iii) no Extra Death Benefit Value Option is exercised.

     With respect to fees and expenses deducted from Series Fund assets, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of .74%, and (2) an assumed average asset charge for all other Series Fund operating expenses equivalent to an effective annual rate of .08%. These rates are the arithmetic average for all funds that are available as investment options. In other words, they are based on the hypothetical assumption that policy account values are allocated equally among the variable investment options. The actual rates associated with any policy will vary depending upon the actual allocation of policy values among the investment options. The charge shown above for all other Series Fund operating expenses reflects reimbursements to certain funds as described in the footnote to the table on page 15. We currently expect those reimbursement arrangements to continue indefinitely, but that is not guaranteed. Without those arrangements, the assumed average asset charge for all other operating expenses shown above would be higher. This would result in lower values than those shown in the following tables.

     The second column of each table shows the amount you would have at the end of each policy year if an amount equal to the assumed Required Premiums were invested to earn interest, after taxes, at 5% compounded annually. This is not a policy value. It is included for comparison purposes only.

     Because your circumstances will no doubt differ from those in the illustrations that follow, values under your policy will differ, in most cases substantially. Upon request, we will furnish you with a comparable illustration reflecting your proposed insured person's issue age, sex and underwriting risk classification, and the Sum Insured and annual Required Premium amount requested.

PLAN: SCHEDULED PREMIUM VARIABLE WHOLE LIFE
      MALE, ISSUE AGE 25, STANDARD NON-SMOKER UNDERWRITING RISK
      SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000
      PREMIUM SCHEDULE--LEVEL
      $1,113 BASIC PREMIUM (1)
      USING CURRENT CHARGES


                                          Death Benefit                          Surrender Value
                              -------------------------------------   -------------------------------------
              Premiums            Assuming Hypothetical Gross              Assuming Hypothetical Gross
 End of      Accumulated          Annual Investment Return of:             Annual Investment Return of:
 Policy     At 5% Interest    -------------------------------------   -------------------------------------
  Year       Per Year (2)      0% Gross     6% Gross     12% Gross     0% Gross     6% Gross     12% Gross
--------   ----------------   ----------   ----------   -----------   ----------   ----------   -----------
   1            1,169          100,000      100,000       100,000          369          419            470
   2            2,396          100,000      100,000       100,000        1,020        1,165          1,316
   3            3,684          100,000      100,000       100,000        1,666        1,949          2,258
   4            5,037          100,000      100,000       100,000        2,304        2,773          3,304
   5            6,458          100,000      100,000       100,000        2,932        3,638          4,468
   6            7,949          100,000      100,000       100,000        3,549        4,546          5,765
   7            9,515          100,000      100,000       100,000        4,152        5,497          7,205
   8           11,160          100,000      100,000       100,000        4,778        6,528          8,841
   9           12,886          100,000      100,000       100,000        5,387        7,603         10,650
  10           14,699          100,000      100,000       100,000        6,051        8,794         12,722
  11           16,603          100,000      100,000       100,000        6,816       10,152         15,124
  12           18,602          100,000      100,000       100,000        7,634       11,629         17,830
  13           20,700          100,000      100,000       100,000        8,432       13,153         20,793
  14           22,904          100,000      100,000       100,000        9,207       14,726         24,037
  15           25,218          100,000      100,000       100,000        9,957       16,347         27,592
  16           27,647          100,000      100,000       102,178       10,490       17,827         31,296
  17           30,198          100,000      100,000       111,786       10,994       19,356         35,350
  18           32,877          100,000      100,000       121,878       11,469       20,937         39,783
  19           35,689          100,000      100,000       132,496       11,912       22,571         44,628
  20           38,643          100,000      100,000       143,673       12,323       24,260         49,923
  25           55,776          100,000      100,000       209,355       13,839       33,610         84,663
  30           77,644          100,000      100,000       295,779       14,177       44,673        138,137
  35          105,553          100,000      107,703       410,532       12,612       57,472        219,067
  40          141,173          100,000      115,761       560,304        8,044       69,803        337,858
  45          186,634          100,000      118,588       754,762            0       79,697        507,233
  50          244,655          100,000      121,418     1,015,714            0       89,634        749,826
  55          318,706          100,000      124,275     1,366,015            0       98,945      1,087,591

---------
(1) If premiums are paid more frequently than annually the payments would be $556.50 semiannually, $278.25 quarterly, or $92.75 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

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

PLAN: SCHEDULED PREMIUM VARIABLE WHOLE LIFE
      MALE, ISSUE AGE 25, STANDARD NON-SMOKER UNDERWRITING RISK
      SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000
      PREMIUM SCHEDULE AT ISSUE--MODIFIED
      $708 INITIAL BASIC PREMIUM AT ISSUE (1)
      USING CURRENT CHARGES


                                 Death Benefit                 Surrender Value
                           -----------------------------  -------------------------------
            Premiums        Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated      Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest    -----------------------------  -----------------------------
 Year     Per Year (2)     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------    --------  --------  ---------  --------  --------  -----------
   1            743        100,000   100,000    100,000         0        25          53
   2          1,524        100,000   100,000    100,000       281       358         439
   3          2,344        100,000   100,000    100,000       564       710         871
   4          3,204        100,000   100,000    100,000       844     1,082       1,353
   5          4,108        100,000   100,000    100,000     1,118     1,473       1,894
   6          5,057        100,000   100,000    100,000     1,385     1,886       2,501
   7          6,053        100,000   100,000    100,000     1,643     2,317       3,178
   8          7,099        100,000   100,000    100,000     1,928     2,805       3,969
   9          8,197        100,000   100,000    100,000     2,199     3,311       4,844
  10          9,350        100,000   100,000    100,000     2,530     3,906       5,881
  11         10,561        100,000   100,000    100,000     2,965     4,638       7,137
  12         11,833        100,000   100,000    100,000     3,458     5,460       8,575
  13         13,168        100,000   100,000    100,000     3,933     6,297      10,133
  14         14,570        100,000   100,000    100,000     4,387     7,148      11,819
  15         16,042        100,000   100,000    100,000     4,820     8,012      13,647
  16         17,587        100,000   100,000    100,000     5,038     8,696      15,439
  17         19,210        100,000   100,000    100,000     5,229     9,389      17,402
  18         20,914        100,000   100,000    100,000     5,392    10,090      19,552
  19         22,703        100,000   100,000    100,000     5,526    10,797      21,909
  20         24,581        100,000   100,000    100,000     5,628    11,510      24,496
  25         35,480        100,000   100,000    103,489     5,601    15,108      41,851
  30         49,391        100,000   100,000    147,688     4,342    18,473      68,974
  35         67,144        100,000   100,000    206,211       988    20,812     110,038
  40         89,803        100,000   100,000    284,232         0    20,851     171,389
  45        118,721        100,000   100,000    388,208         0    15,380     260,893
  50        181,296        100,000   100,000    523,841    12,744    24,256     386,712
  55        280,481        100,000   100,000    703,645    27,179    49,199     560,227

 ---------
(1) If premiums are paid more frequently than annually the payments would be $354.00 semiannually, $177.00 quarterly, or $59.00 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments. The basic premium (annual) after a recalculation at age 72 will be as follows: $9,973 for a hypothetical gross investment return of 0%, $8,619 for a gross return of 6%, and $0 for a gross return of 12%.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

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

PLAN: SCHEDULED PREMIUM VARIABLE WHOLE LIFE
      MALE, ISSUE AGE 40, PREFERRED UNDERWRITING RISK
      SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000
      PREMIUM SCHEDULE--LEVEL
      $1,954 BASIC PREMIUM (1)
      USING CURRENT CHARGES


                                 Death Benefit                 Surrender Value
                           -----------------------------  -------------------------------
            Premiums        Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated      Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest    -----------------------------  -----------------------------
 Year     Per Year (2)     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------    --------  --------  ---------  --------  --------  -----------
   1          2,052        100,000   100,000    100,000     1,062     1,159       1,257
   2          4,206        100,000   100,000    100,000     2,380     2,666       2,964
   3          6,468        100,000   100,000    100,000     3,668     4,236       4,853
   4          8,843        100,000   100,000    100,000     4,925     5,872       6,941
   5         11,337        100,000   100,000    100,000     6,153     7,580       9,256
   6         13,955        100,000   100,000    100,000     7,338     9,354      11,814
   7         16,705        100,000   100,000    100,000     8,495    11,208      14,654
   8         19,592        100,000   100,000    100,000     9,678    13,201      17,860
   9         22,623        100,000   100,000    100,000    10,822    15,273      21,402
  10         25,806        100,000   100,000    100,000    12,047    17,548      25,438
  11         29,148        100,000   100,000    100,000    13,447    20,122      30,102
  12         32,657        100,000   100,000    100,000    14,942    22,920      35,359
  13         36,342        100,000   100,000    100,000    16,392    25,809      41,125
  14         40,211        100,000   100,000    105,237    17,798    28,793      47,441
  15         44,273        100,000   100,000    116,307    19,150    31,872      54,319
  16         48,538        100,000   100,000    128,021    20,098    34,700      61,457
  17         53,017        100,000   100,000    140,418    20,986    37,629      69,257
  18         57,719        100,000   100,000    153,552    21,813    40,669      77,780
  19         62,657        100,000   100,000    167,459    22,571    43,821      87,082
  20         67,841        100,000   100,000    182,224    23,263    47,098      97,238
  25         97,922        100,000   108,571    271,383    25,570    65,467     163,642
  30        136,313        100,000   128,414    392,979    24,649    86,300     264,099
  35        185,310        100,000   144,724    558,678    17,892   106,839     412,430
  40        247,845        100,000   154,862    786,058         0   123,297     625,842

 ---------
(1) If premiums are paid more frequently than annually the payments would be $977.00 semiannually, $488.50 quarterly, or $162.83 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

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

PLAN: SCHEDULED PREMIUM VARIABLE WHOLE LIFE
      MALE, ISSUE AGE 40, PREFERRED UNDERWRITING RISK
      SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000
      PREMIUM SCHEDULE AT ISSUE--MODIFIED
      $1,305 INITIAL BASIC PREMIUM AT ISSUE (1)
      USING CURRENT CHARGES


                                 Death Benefit                 Surrender Value
                           -----------------------------  -------------------------------
            Premiums        Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated      Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest    -----------------------------  -----------------------------
 Year     Per Year (2)     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------    --------  --------  ---------  --------  --------  -----------
   1          1,370        100,000   100,000    100,000       466       528         589
   2          2,809        100,000   100,000    100,000     1,195     1,373       1,558
   3          4,320        100,000   100,000    100,000     1,901     2,250       2,629
   4          5,906        100,000   100,000    100,000     2,583     3,160       3,813
   5          7,571        100,000   100,000    100,000     3,242     4,108       5,127
   6          9,320        100,000   100,000    100,000     3,866     5,084       6,575
   7         11,157        100,000   100,000    100,000     4,466     6,102       8,185
   8         13,085        100,000   100,000    100,000     5,097     7,217      10,028
   9         15,109        100,000   100,000    100,000     5,694     8,367      12,058
  10         17,235        100,000   100,000    100,000     6,377     9,672      14,414
  11         19,467        100,000   100,000    100,000     7,236    11,225      17,211
  12         21,810        100,000   100,000    100,000     8,194    12,950      20,395
  13         24,271        100,000   100,000    100,000     9,111    14,707      23,855
  14         26,855        100,000   100,000    100,000     9,985    16,499      27,622
  15         29,568        100,000   100,000    100,000    10,805    18,317      31,723
  16         32,417        100,000   100,000    100,000    11,221    19,812      35,848
  17         35,408        100,000   100,000    100,000    11,573    21,328      40,388
  18         38,548        100,000   100,000    100,000    11,863    22,869      45,393
  19         41,846        100,000   100,000    100,000    12,079    24,427      50,917
  20         45,309        100,000   100,000    106,786    12,221    26,006      56,983
  25         65,398        100,000   100,000    160,286    11,628    34,168      96,651
  30         91,038        100,000   100,000    233,139     7,127    41,949     156,679
  35        132,735        100,000   100,000    328,662    20,548    58,251     242,627
  40        192,708        100,000   108,040    461,510    45,865    86,019     367,444

 ---------
(1) If premiums are paid more frequently than annually the payments would be $977.00 semiannually, $488.50 quarterly, or $162.83 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments. The basic premium (annual) after a recalculation at age 72 will be as follows: $9,473 for a hypothetical gross investment return of 0%, $4,121 for a gross return of 6%, and $0 for a gross return of 12%.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

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

PLAN: SCHEDULED PREMIUM VARIABLE WHOLE LIFE
      MALE, ISSUE AGE 25, STANDARD NON-SMOKER UNDERWRITING RISK
      SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000
      PREMIUM SCHEDULE--LEVEL
      $1,113 BASIC PREMIUM (1)
      USING MAXIMUM CHARGES


                                 Death Benefit                 Surrender Value
                         -----------------------------  -------------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -----------
   1          1,169      100,000   100,000     100,000      345       395          445
   2          2,396      100,000   100,000     100,000      973     1,114        1,263
   3          3,684      100,000   100,000     100,000    1,595     1,872        2,173
   4          5,037      100,000   100,000     100,000    2,210     2,668        3,186
   5          6,458      100,000   100,000     100,000    2,816     3,503        4,312
   6          7,949      100,000   100,000     100,000    3,410     4,380        5,566
   7          9,515      100,000   100,000     100,000    3,991     5,298        6,960
   8         11,160      100,000   100,000     100,000    4,595     6,295        8,544
   9         12,886      100,000   100,000     100,000    5,182     7,335       10,296
  10         14,699      100,000   100,000     100,000    5,825     8,489       12,305
  11         16,603      100,000   100,000     100,000    6,569     9,807       14,637
  12         18,602      100,000   100,000     100,000    7,366    11,242       17,266
  13         20,700      100,000   100,000     100,000    8,140    12,721       20,140
  14         22,904      100,000   100,000     100,000    8,891    14,245       23,286
  15         25,218      100,000   100,000     100,000    9,617    15,815       26,732
  16         27,647      100,000   100,000     100,000   10,125    17,240       30,317
  17         30,198      100,000   100,000     108,300   10,604    18,712       34,247
  18         32,877      100,000   100,000     118,083   11,054    20,232       38,544
  19         35,689      100,000   100,000     128,374   11,471    21,801       43,240
  20         38,643      100,000   100,000     139,208   11,857    23,422       48,371
  25         55,776      100,000   100,000     202,803   13,237    32,365       82,013
  30         77,644      100,000   100,000     286,349   13,414    42,871      133,733
  35        105,553      100,000   103,245     397,090   11,642    55,093      211,895
  40        141,173      100,000   113,917     544,656    6,763    68,691      328,422
  45        186,634      100,000   118,172     735,191        0    79,417      494,080
  50        244,655      100,000   120,997     989,395        0    89,323      730,397
  55        318,706      100,000   123,847   1,330,639        0    98,605    1,059,426

 ---------
(1) If premiums are paid more frequently than annually the payments would be $556.50 semiannually, $278.25 quarterly, or $92.75 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

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

PLAN: SCHEDULED PREMIUM VARIABLE WHOLE LIFE
      MALE, ISSUE AGE 25, STANDARD NON-SMOKER UNDERWRITING RISK
      SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000
      PREMIUM SCHEDULE AT ISSUE--MODIFIED
      $708 INITIAL BASIC PREMIUM AT ISSUE (1)
      USING MAXIMUM CHARGES


                               Death Benefit                 Surrender Value
                         -----------------------------  -------------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -----------
   1            743      100,000   100,000    100,000         0         0          28
   2          1,524      100,000   100,000    100,000       234       307         385
   3          2,344      100,000   100,000    100,000       493       633         786
   4          3,204      100,000   100,000    100,000       750       977       1,235
   5          4,108      100,000   100,000    100,000     1,002     1,338       1,737
   6          5,057      100,000   100,000    100,000     1,246     1,720       2,302
   7          6,053      100,000   100,000    100,000     1,482     2,119       2,933
   8          7,099      100,000   100,000    100,000     1,745     2,573       3,673
   9          8,197      100,000   100,000    100,000     1,995     3,043       4,490
  10          9,350      100,000   100,000    100,000     2,304     3,601       5,465
  11         10,561      100,000   100,000    100,000     2,719     4,294       6,651
  12         11,833      100,000   100,000    100,000     3,189     5,074       8,011
  13         13,168      100,000   100,000    100,000     3,640     5,865       9,479
  14         14,570      100,000   100,000    100,000     4,070     6,667      11,067
  15         16,042      100,000   100,000    100,000     4,479     7,480      12,785
  16         17,587      100,000   100,000    100,000     4,672     8,108      14,454
  17         19,210      100,000   100,000    100,000     4,837     8,742      16,280
  18         20,914      100,000   100,000    100,000     4,975     9,381      18,278
  19         22,703      100,000   100,000    100,000     5,082    10,023      20,466
  20         24,581      100,000   100,000    100,000     5,159    10,668      22,865
  25         35,480      100,000   100,000    100,000     4,993    13,849      38,918
  30         49,391      100,000   100,000    137,447     3,568    16,635      64,191
  35         67,144      100,000   100,000    191,904         0    18,132     102,404
  40         89,803      100,000   100,000    264,330         0    16,862     159,389
  45        118,721      100,000   100,000    361,032         0     9,351     242,629
  50        184,464      100,000   100,000    486,854    12,667    17,697     359,408
  55        290,076      100,000   100,000    653,735    26,927    43,349     520,490

---------
(1) If premiums are paid more frequently than annually the payments would be $556.50 semiannually, $278.25 quarterly, or $92.75 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments. The basic premium (annual) after a recalculation at age 72 will be as follows: $9,973 for a hypothetical gross investment return of 0%, $9,560 for a gross return of 6%, and $0 for a gross return of 12%.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

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

PLAN: SCHEDULED PREMIUM VARIABLE WHOLE LIFE
      MALE, ISSUE AGE 40, PREFERRED UNDERWRITING RISK
      SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000
      PREMIUM SCHEDULE--LEVEL
      $1,954 BASIC PREMIUM (1)
      USING MAXIMUM CHARGES


                                Death Benefit                 Surrender Value
                         -----------------------------  -------------------------------
             Premiums     Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of     Accumulated   Annual Investment Return of:   Annual Investment Return of:
Policy    At 5% Interest -----------------------------  -----------------------------
 Year      Per Year (2)  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------   -------------- --------  --------  ---------  --------  --------  -----------
   1           2,052     100,000   100,000    100,000       905       997       1,090
   2           4,206     100,000   100,000    100,000     2,058     2,324       2,602
   3           6,468     100,000   100,000    100,000     3,171     3,694       4,263
   4           8,843     100,000   100,000    100,000     4,241     5,107       6,087
   5          11,337     100,000   100,000    100,000     5,270     6,568       8,096
   6          13,955     100,000   100,000    100,000     6,254     8,077      10,311
   7          16,705     100,000   100,000    100,000     7,192     9,637      12,756
   8          19,592     100,000   100,000    100,000     8,150    11,314      15,519
   9          22,623     100,000   100,000    100,000     9,060    13,046      18,565
  10          25,806     100,000   100,000    100,000    10,052    14,963      22,055
  11          29,148     100,000   100,000    100,000    11,214    17,159      26,116
  12          32,657     100,000   100,000    100,000    12,448    19,539      30,691
  13          36,342     100,000   100,000    100,000    13,620    21,974      35,695
  14          40,211     100,000   100,000    100,000    14,724    24,462      41,177
  15          44,273     100,000   100,000    101,034    15,752    27,000      47,186
  16          48,538     100,000   100,000    111,131    16,350    29,240      53,349
  17          53,017     100,000   100,000    121,739    16,862    31,534      60,044
  18          57,719     100,000   100,000    132,897    17,289    33,889      67,317
  19          62,657     100,000   100,000    144,636    17,624    36,307      75,214
  20          67,841     100,000   100,000    157,011    17,862    38,794      83,784
  25          97,922     100,000   100,000    229,781    17,143    52,325     138,556
  30         136,313     100,000   101,508    325,589    11,491    68,218     218,810
  35         185,310     100,000   115,736    452,231         0    85,439     333,848
  40         247,845     100,000   118,629    608,625         0    94,450     484,574

 ---------
(1) If premiums are paid more frequently than annually the payments would be $977.00 semiannually, $488.50 quarterly, or $162.83 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments.
(2) The premium accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

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

PLAN: SCHEDULED PREMIUM VARIABLE WHOLE LIFE
      MALE, ISSUE AGE 40, PREFERRED UNDERWRITING RISK
      SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000
      PREMIUM SCHEDULE AT ISSUE--MODIFIED
      $1,305 INITIAL BASIC PREMIUM AT ISSUE (1)
      USING MAXIMUM CHARGES


                                 Death Benefit                 Surrender Value
                           -----------------------------  -------------------------------
            Premiums        Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated      Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest    -----------------------------  -----------------------------
 Year     Per Year (2)     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------    --------  --------  ---------  --------  --------  -----------
   1          1,370        100,000   100,000    100,000       308       365         421
   2          2,809        100,000   100,000    100,000       870     1,028       1,193
   3          4,320        100,000   100,000    100,000     1,399     1,702       2,033
   4          5,906        100,000   100,000    100,000     1,890     2,384       2,945
   5          7,571        100,000   100,000    100,000     2,345     3,077       3,943
   6          9,320        100,000   100,000    100,000     2,759     3,779       5,035
   7         11,157        100,000   100,000    100,000     3,132     4,489       6,232
   8         13,085        100,000   100,000    100,000     3,527     5,272       7,607
   9         15,109        100,000   100,000    100,000     3,878     6,061       9,108
  10         17,235        100,000   100,000    100,000     4,311     6,984      10,877
  11         19,467        100,000   100,000    100,000     4,917     8,129      13,018
  12         21,810        100,000   100,000    100,000     5,595     9,398      15,451
  13         24,271        100,000   100,000    100,000     6,210    10,656      18,060
  14         26,855        100,000   100,000    100,000     6,754    11,894      20,861
  15         29,568        100,000   100,000    100,000     7,218    13,103      23,871
  16         32,417        100,000   100,000    100,000     7,245    13,926      26,762
  17         35,408        100,000   100,000    100,000     7,180    14,708      29,913
  18         38,548        100,000   100,000    100,000     7,020    15,445      33,357
  19         41,846        100,000   100,000    100,000     6,758    16,129      37,133
  20         45,309        100,000   100,000    100,000     6,384    16,751      41,283
  25         65,398        100,000   100,000    114,811     2,273    18,349      69,230
  30         91,038        100,000   100,000    165,093         0    15,031     110,950
  35        147,376        100,000   100,000    225,067    12,667    24,888     166,150
  40        237,055        100,000   100,000    301,772    26,927    49,482     240,265

---------
(1) If premiums are paid more frequently than annually the payments would be $977.00 semiannually, $488.50 quarterly, or $162.83 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments. The basic premium (annual) after a recalculation at age 72 will be as follows: $9,973 for a hypothetical gross investment return of 0%, $8,514 for a gross return of 6%, and $0 for a gross return of 12%.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

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

                              ADDITIONAL INFORMATION

  This section of the prospectus provides additional detailed information that is not contained in the Basic Information section on pages 4 through 23.


CONTENTS OF THIS SECTION                                              BEGINNING ON PAGE
------------------------                                              -----------------
Description of JHVLICO..............................................        34

How we support the policy and investment options....................        34

Procedures for issuance of a policy.................................        35

Commencement of investment performance..............................        36

How we process certain policy transactions..........................        36

Effects of policy loans.............................................        37

Additional information about how certain policy charges work........        38

How we market the policies..........................................        39

Tax considerations..................................................        40

Reports that you will receive.......................................        42

Voting privileges that you will have................................        42

Changes that JHVLICO can make as to your policy.....................        43

Adjustments we make to death benefits...............................        44

When we pay policy proceeds.........................................        44

Other details about exercising rights and paying benefits...........        44

Legal matters.......................................................        45

Registration statement filed with the SEC...........................        45

Accounting and actuarial experts....................................        45

Financial statements of JHVLICO and the Account.....................        45

List of Directors and Executive Officers of JHVLICO.................        46


DESCRIPTION OF JHVLICO

  We are JHVLICO, a stock life insurance company chartered in 1979 under Massachusetts law. We are authorized to transact a life insurance and annuity business in all states other than New York and in the District of Columbia. We began selling variable life insurance policies in 1980.

  We are regulated and supervised by the Massachusetts Commissioner of Insurance, who periodically examines our affairs. We also are subject to the applicable insurance laws and regulations of all jurisdictions in which we are authorized to do business. We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business for purposes of determining solvency and compliance with local insurance laws and regulations. The regulation to which we are subject, however, does not provide a guarantee as to such matters.

  We are a wholly-owned subsidiary of John Hancock Life Insurance Company ("John Hancock"), a Massachusetts stock life insurance company. On February 1, 2000, John Hancock Mutual Life Insurance Company (which was chartered in Massachusetts in 1862) converted to a stock company by "demutualizing" and changed its name to John Hancock Life Insurance Company. As part of the demutualization process, John Hancock became a subsidiary of John Hancock Financial Services, Inc., a newly formed publicly-traded corporation. John Hancock's home office is at John Hancock Place, Boston, Massachusetts 02117. As of December 31, 2001, John Hancock's assets were approximately $81 billion and it had invested approximately $575 million in JHVLICO in connection with JHVLICO's organization and operation. It is anticipated that John Hancock will from time to time make additional capital contributions to JHVLICO to enable us to meet our reserve requirements and expenses in connection with our business. John Hancock is committed to make additional capital contributions if necessary to ensure that we maintain a positive net worth.

HOW WE SUPPORT THE POLICY AND INVESTMENT OPTIONS

Separate Account V

  The variable investment options shown on page 1 are in fact subaccounts of Separate Account V (the "Account"), a separate account established by us under Massachusetts law. The Account meets the definition of "separate account" under the Federal securities laws and is registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision by the SEC of the management of the Account or JHVLICO.

  The Account's assets are the property of JHVLICO. Each policy provides that amounts we hold in the Account pursuant to the policies cannot be reached by any other persons who may have claims against us.

  The assets in each subaccount are invested in the corresponding fund of the Series Fund. New subaccounts may be added as new funds are added to the Series Fund and made available to policy owners. Existing subaccounts may be deleted if existing funds are deleted from the Series Fund.

  We will purchase and redeem Series Fund shares for the Account at their net asset value without any sales or redemption charges. Shares of the Series Fund represent an interest in one of the funds of the Series Fund which corresponds to a subaccount of the Account. Any dividend or capital gains distributions received by the Account will be reinvested in shares of that same fund at their net asset value as of the dates paid.

  On each business day, shares of each fund are purchased or redeemed by us for each subaccount based on, among other things, the amount of net premiums allocated to the subaccount, distributions reinvested, and transfers to, from and among subaccounts, all to be effected as of that date. Such purchases and redemptions are effected at each fund's net asset value per share determined for that same date. A "business day" is any date on which the New York Stock Exchange is open for trading. We compute policy values for each business day as of the close of that day (usually 4:00 p.m. Eastern Standard Time).

Our general account

  Our obligations under the policy's fixed investment option are backed by our general account assets. Our general account consists of assets owned by us other than those in the Account and in other separate accounts that we may establish. Subject to applicable law, we have sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Instead, we guarantee that the account value allocated to the fixed investment option will accrue interest daily at an effective annual rate of at least 4% without regard to the actual investment experience of the general account.

  Because of exemptive and exclusionary provisions, interests in our fixed investment option have not been registered under the Securities Act of 1933 and our general account has not been registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts, and we have been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the fixed investment option. Disclosure regarding the fixed investment option may, however, be subject to certain generally-applicable provisions of the Federal securities laws relating to accuracy and completeness of statements made in prospectuses.

PROCEDURES FOR ISSUANCE OF A POLICY

  Generally, the policy is available with a minimum Sum Insured at issue of $25,000 for insured persons with an attained age of less than 25 at the time of policy issue, and $50,000 for insured persons with attained ages of 25 through 75 at the time of policy issue. At the time of issue, the insured person must have an attained age of 75 or less. All insured persons must meet certain health and other insurance risk criteria called "underwriting standards".

  Policies issued in Montana or in connection with certain employee plans will not directly reflect the sex of the insured person in either the premium rates or the charges or values under the policy. The illustrations set forth in this prospectus are sex-distinct and, therefore, may not reflect the rates, charges, or values that would apply to such policies.

Commencement of insurance coverage

  After you apply for a policy, it can sometimes take up to several weeks for us to gather and evaluate all the information we need to decide whether to issue a policy to you and, if so, what the insured person's rate class should be. After we approve an application for a policy and assign an appropriate insurance rate class, we will prepare the policy for delivery. We will not pay a death benefit under a policy unless the policy is in effect when the insured person dies (except for the circumstances described under "Temporary insurance coverage prior to policy delivery" on page 36).

  The policy will take effect only if all of the following conditions are satisfied:

 . The policy is delivered to and received by the applicant.

 . At least the first Required Premium is received by us.

 . Each insured person is living and still meets our health criteria for issuing insurance.

 If all of the above conditions are satisfied, the policy will take effect on the date shown in the policy as the "date of issue." That is the date on which we begin to deduct monthly charges. Policy months, policy years and policy anniversaries are all measured from the date of issue.

Backdating

  In order to preserve a younger age at issue for the insured person, we can designate a date of issue that is up to 60 days earlier than the date that would otherwise apply. This is referred to as "backdating" and is allowed under state insurance laws. Backdating can also be used in certain corporate-owned life insurance cases involving multiple policies to retain a common monthly deduction date.

  The conditions for coverage described above under "Commencement of insurance coverage" must still be satisfied, but in a backdating situation the policy always takes effect retroactively. Backdating results in a lower insurance charge (if it is used to preserve the insured person's younger age at issue), but monthly charges begin earlier than would otherwise be the case. Those monthly charges will be deducted as soon as we receive premiums sufficient to pay them.

Temporary coverage prior to policy delivery

  If a specified amount of premium is paid with the application for a policy and other conditions are met, we will provide temporary term life insurance coverage on the insured person for a period prior to the time coverage under the policy takes effect. Such temporary term coverage will be subject to the terms and conditions described in the application for the policy, including limits on amount and duration of coverage.

Monthly deduction dates

  Each charge that we deduct monthly is assessed against your account value or the subaccounts at the close of business on the date of issue and at the close of the first business day in each subsequent policy month.

COMMENCEMENT OF INVESTMENT PERFORMANCE

  All premium payments will be allocated among the investment options on the date as of which they are processed (as discussed below).

HOW WE PROCESS CERTAIN POLICY TRANSACTIONS

Premium payments

  We will process any premium payment as of the day we receive it, unless one of the following exceptions applies:

  (1) We will process a payment received prior to a policy's date of issue as if received on the business day immediately preceding the date of issue.

  (2) If you pay a sufficient premium to take your policy out of a grace period, the portion of such premium that equals the overdue Required Premium will be processed as of that Required Premium's due date.

  (3) If the Minimum First Premium is not received prior to the date of issue, we will process each premium payment received thereafter as if received on the business day immediately preceding the date of issue until all of the Minimum First Premium is received.

  (4) We will process the portion of any premium payment for which we require evidence of the insured person's continued insurability only after we have received such evidence and found it satisfactory to us.

  (5) If we receive any premium payment that we think will cause a policy to become a modified endowment or will cause a policy to lose its status as life insurance under the tax laws, we will not accept the excess portion of that premium payment and will immediately notify the owner. We will refund the excess premium when the premium payment check has had time to clear the banking system (but in no case more than two weeks after receipt), except in the following circumstances:

 . The tax problem resolves itself prior to the date the refund is to be made; or

 . The tax problem relates to modified endowment status and we receive a signed acknowledgment from the owner prior to the refund date instructing us to process the premium notwithstanding the tax issues involved.

In the above cases, we will treat the excess premium as having been received on the date the tax problem resolves itself or the date we receive the signed acknowledgment. We will then process it accordingly.

  (6) If a premium payment is received or is otherwise scheduled to be processed (as specified above) on a date that is not a business day, the premium payment will be processed on the business day next following that date.

Transfers among investment options

  Any reallocation among investment options must be such that the total in all investment options after reallocation equals 100% of account value. Transfers out of a variable investment option will be effective at the end of the business day in which we receive at our Life Servicing Office notice satisfactory to us.

  If received on or before the policy anniversary, requests for transfer out of the fixed investment option will be processed on the policy anniversary (or the next business day if the policy anniversary does not occur on a business day). If received after the policy anniversary, such a request will be processed at the end of the business day in which we receive the request at our Life Servicing Office. If you request a transfer out of the fixed investment option 61 days or more prior to the policy anniversary, we will not process that portion of the reallocation, and your confirmation statement will not reflect a transfer out of the fixed investment option as to such request. Currently, there is no minimum amount limit on transfers into the fixed investment option, but we reserve the right to impose such a limit in the future. We have the right to defer transfers of amounts out of the fixed investment option for up to six months.

Telephone transfers and policy loans

  Once you have completed a written authorization, you may request a transfer or policy loan by telephone or by fax. If the fax request option becomes unavailable, another means of telecommunication will be substituted.

  If you authorize telephone transactions, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against the execution of unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include requiring personal identification, tape recording calls, and providing written confirmation to the owner. If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.

Effective date of other policy transactions

  Reinstatements of lapsed policies take effect on the monthly deduction date on or next following the date we approve your request.

  We process loans, surrenders, partial withdrawals, partial surrenders and loan repayments as of the day we receive such request or repayment.

EFFECTS OF POLICY LOANS

  The account value, the surrender value, and any death benefit above the Guaranteed Death Benefit are permanently affected by any loan, whether or not it is repaid in whole or in part. This is because the amount of the loan is deducted from the investment options and placed in a special loan account. The investment options and the special loan account will generally have different rates of investment return.

  The amount of the outstanding loan (which includes accrued and unpaid interest) is subtracted from the amount otherwise payable when the policy proceeds become payable.

  Whenever the outstanding loan exceeds the surrender value of the policy, the policy will terminate 31 days after we have mailed notice of termination to you (and to any assignee of record at such assignee's last known address) specifying the minimum amount that must be paid to avoid termination, unless a repayment of at least the amount specified is made within that period. Also, taking out a loan on the policy increases the risk that the policy may lapse because of the difference between the interest rate charged on the loan and the interest rate credited to the special loan account. Policy loans may also result in adverse tax consequences under certain circumstances (see "Tax considerations" beginning on page 40).

ADDITIONAL INFORMATION ABOUT HOW CERTAIN POLICY CHARGES WORK

Sales expenses and related charges

  The sales charges (i.e., the premium sales charge and the CDSC) help to compensate us for the cost of selling our policies. (See "What charges will JHVLICO deduct from my investment in the policy?" in the Basic Information section of this prospectus.) The amount of the charges in any policy year does not specifically correspond to sales expenses for that year. We expect to recover our total sales expenses over the life of the policies. To the extent that the sales charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the charge for mortality and expense risks and other gains with respect to the policies, or from our general assets. (See "How we market the policies" on page 39.) Similarly, administrative expenses not fully recovered by the issue charge and the maintenance charge may also be recovered from such other sources.

Effect of premium payment pattern

  You may structure the timing and amount of premium payments to minimize the sales charges, although doing so involves certain risks. Paying more than one Required Premium in any policy year could reduce your total sales charges. Accelerating the payment of Required Premiums to earlier policy years could result in a larger CDSC and/or cause aggregate premiums paid to exceed the policy's 7-pay premium limit and, as a result, cause the policy to become a modified endowment, with adverse tax consequences to you upon receipt of policy distributions. (See "Tax considerations" beginning on page 40.) On the other hand, to pay less than the amount of Required Premiums by their due dates runs the risk that the policy will lapse, resulting in loss of coverage and additional charges.

Monthly charges

  We deduct the monthly charges described in the Basic Information section from your policy's investment options in proportion to the amount of account value you have in each. For each month that we cannot deduct the full issue charge because of insufficient account value, the uncollected charge will accumulate and be deducted when and if sufficient account value becomes available.

  The insurance under the policy continues in full force during any grace period but, if the insured person dies during the policy grace period, the amount of unpaid monthly charges is deducted from the death benefit otherwise payable.

Reduced charges for eligible classes

  The charges otherwise applicable may be reduced with respect to policies issued to a class of associated individuals or to a trustee, employer or similar entity where we anticipate that the sales to the members of the class will result in lower than normal sales or administrative expenses, lower taxes or lower risks to us. We will make these reductions in accordance with our rules in effect at the time of the application for a policy. The factors we consider in determining the eligibility of a particular group for reduced charges, and the level of the reduction, are as follows: the nature of the association and its organizational framework; the method by which sales will be made to the members of the class; the facility with which premiums will be collected from the associated individuals and the association's capabilities with respect to administrative tasks; the anticipated lapse and surrender rates of the policies; the size of the class of associated individuals and the number of years it has been in existence; and any other such circumstances which result in a reduction in sales or administrative expenses, lower taxes or lower risks. Any reduction in charges will be reasonable and will apply uniformly to all prospective policy purchasers in the class and will not unfairly discriminate against any owner.

HOW WE MARKET THE POLICIES

  Signator Investors, Inc. ("Signator"), an indirect wholly-owned subsidiary of John Hancock located at 197 Clarendon Street, Boston, MA 02117, is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. Signator acts as principal underwriter and principal distributor of the policies pursuant to a sales agreement among John Hancock, Signator, JHVLICO, and the Account. Signator also serves as principal underwriter for John Hancock Variable Annuity Accounts U, I and V, John Hancock Mutual Variable Life Insurance Account UV and John Hancock Variable Life Accounts S and U, all of which are registered under the 1940 Act. Signator is also the principal underwriter for John Hancock Variable Series Trust I.

  Applications for policies are solicited by agents who are licensed by state insurance authorities to sell JHVLICO's policies and who are also registered representatives ("representatives") of Signator or other broker-dealer firms, as discussed below. John Hancock (on behalf of JHVLICO) performs insurance underwriting and determines whether to accept or reject the application for a policy and each insured person's risk classification. JHVLICO will make the appropriate refund if a policy ultimately is not issued or is returned under the "free look" provision. Officers and employees of John Hancock and JHVLICO are covered by a blanket bond by a commercial carrier in the amount of $25 million.

  Signator's representatives are compensated for sales of the policies on a commission and service fee basis by Signator, and JHVLICO reimburses Signator for such compensation and for other direct and indirect expenses (including agency expense allowances, general agent, district manager and supervisor's compensation, agent's training allowances, deferred compensation and insurance benefits of agents, general agents, district managers and supervisors, agency office clerical expenses and advertising) actually incurred in connection with the marketing and sale of the policies.

  The maximum commission payable to a Signator representative for selling a policy is 50% of the premium that would be payable under a Modified Schedule in the first policy year, 10% of the such premiums payable in the second through fourth policy years, and 3% of any other premiums received by us in each policy year thereafter.

  Representatives with less than four years of service with Signator and those compensated on salary plus bonus or level commission programs may be paid on a different basis. Representatives who meet certain productivity and persistency standards with respect to the sale of policies issued by JHVLICO and John Hancock will be eligible for additional compensation.

  The policies are also sold through other registered broker-dealers that have entered into selling agreements with Signator and whose representatives are authorized by applicable law to sell variable life insurance policies. The commissions which will be paid by such broker-dealers to their representatives will be in accordance with their established rules. The commission rates may be more or less than those set forth above for Signator's representatives. In addition, their qualified registered representatives may be reimbursed by the broker-dealers under expense reimbursement allowance programs in any year for approved voucherable expenses incurred. Signator will compensate the broker-dealers as provided in the selling agreements, and JHVLICO will reimburse Signator for such amounts and for certain other direct expenses in connection with marketing the policies through other broker-dealers.

  Representatives of Signator and the other broker-dealers mentioned above may also earn "credits" toward qualification for attendance at certain business meetings sponsored by John Hancock.

  The offering of the policies is intended to be continuous, but neither JHVLICO nor Signator is obligated to sell any particular amount of policies.

TAX CONSIDERATIONS

  This description of federal income tax consequences is only a brief summary and is not intended as tax advice. Tax consequences will vary based on your own particular circumstances, and for further information you should consult a qualified tax advisor. Federal, state and local tax laws, regulations and interpretations can change from time to time. As a result, the tax consequences to you and the beneficiary may be altered, in some cases retroactively.

Policy proceeds

  We believe the policy will receive the same federal income and estate tax treatment as fixed benefit life insurance policies. Section 7702 of the Internal Revenue Code (the "Code") defines life insurance for federal tax purposes. If certain standards are met at issue and over the life of the policy, the policy will satisfy that definition. We will monitor compliance with these standards.

  If the policy complies with the definition of life insurance, we believe the death benefit under the policy will be excludable from the beneficiary's gross income under Section 101 of the Code.

Other policy distributions

  Increases in account value as a result of interest or investment experience will not be subject to federal income tax unless and until values are actually received through distributions. In general, the owner will be taxed on the amount of distributions that exceed the premiums paid under the policy. But under certain circumstances within the first 15 policy years, the owner may be taxed on a distribution even if total withdrawals do not exceed total premiums paid. Any taxable distribution will be ordinary income to the owner (rather than capital gains).

  Distributions for tax purposes can include amounts received upon surrender or partial withdrawals. You may also be deemed to have received a distribution for tax purposes if you assign all or part of your policy rights or change your policy's ownership.

  We also believe that, except as noted below, loans received under the policy will be treated as indebtedness of an owner and that no part of any loan will constitute income to the owner. However, if the policy terminates for any reason, the amount of any outstanding loan that was not previously considered income will be treated as if it had been distributed to the owner upon such termination. This could result in a considerable tax bill. Under certain circumstances involving large amounts of outstanding loans, you might find yourself having to choose between high premiums requirements to keep your policy from lapsing and a significant tax burden if you allow the lapse to occur.

  It is possible that, despite our monitoring, a policy might fail to qualify as life insurance under

Section 7702 of the Code. This could happen, for example, if we inadvertently failed to return to you any premium payments that were in excess of permitted amounts, or if any of the funds failed to meet certain investment diversification or other requirements of the Code. If this were to occur, you would be subject to income tax on the income credited to the policy for the period of the disqualification and for subsequent periods.

  Tax consequences of ownership or receipt of policy proceeds under federal, state and local estate, inheritance, gift and other tax laws depend on the circumstances of each owner or beneficiary.

  Because there may be unfavorable tax consequences (including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the beneficiary), you should consult a qualified tax adviser prior to changing the policy's ownership or making any assignment of ownership interests.

Diversification rules and ownership of the Account

  Your policy will not qualify for the tax benefit of a life insurance contract unless the Account follows certain rules requiring diversification of investments underlying the policy. In addition, the rules require that the policy owner not have "investment control" over the underlying assets.

  The Treasury Department explained in its temporary regulations regarding diversification that such regulations " do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account". As the variable policy owner, you will be treated as the owner of Account assets if you have the ability to exercise investment control over them. If you are found to have such ability, you will be taxed on any income or gains the assets generate. Although the Treasury Department announced several years ago that it would provide further guidance on this issue, it had not yet done so as of the date of this prospectus.

  The ownership rights under your policy are similar to, but different in certain respects from, those described in Internal Revenue Service rulings in which it was determined that policyholders were not owners of separate account assets. Since you have greater flexibility in allocating premiums and policy values than was the case in those rulings, it is possible that you would be treated as the owner of your policy's proportionate share of the assets of the Account.

  We do not know what will be in future Treasury Department regulations or other guidance. We cannot guarantee that the funds will be able to operate as currently described in the Series Fund's prospectus, or that the Series Fund will not have to change any fund's investment objectives or policies. We have reserved the right to modify your policy if we believe it will prevent you from being considered the owner of your policy's proportionate share of the assets of the Account, but we are under no obligation to do so.

7-pay premium limit

  At the time of policy issuance, we will determine whether the premium payments for which we will bill you will exceed the 7-pay limit discussed below. If so, our standard procedures prohibit issuance of the policy unless you sign a form acknowledging that fact.

  The 7-pay limit is the total of net level premiums that would have been payable at any time for a comparable fixed policy to be fully "paid-up" after the payment of 7 equal annual premiums. "Paid-up" means that no further premiums would be required to continue the coverage in force indefinitely, based on certain prescribed assumptions. If the total premiums paid at any time during the first 7 policy years exceed the 7-pay limit, the policy will be treated as a "modified endowment", which can have adverse tax consequences.

     The owner will be taxed on distributions and loans from a "modified endowment" to the extent of any income (gain) to the owner (on an income-first basis). The distributions and loans affected will be those made on or after, and within the two year period prior to, the time the policy becomes a modified endowment. Additionally, a 10% penalty tax may be imposed on taxable portions of such distributions or loans that are made before the owner attains age 59 1/2.

     Furthermore, any time there is a "material change" in a policy (generally the result of such things as a Sum Insured increase, the addition of certain other policy benefits after issue, a change in death benefit option, or reinstatement of a lapsed policy), the policy will have a new 7-pay limit as if it were a newly-issued policy. This is true even for policies entered into prior to June 21, 1988. If a prescribed portion of the policy's then account value, plus all other premiums paid within 7 years after the material change, at any time exceed the new 7-pay limit, the policy will become a modified endowment.

     Moreover, if benefits under a policy are reduced (such as a partial surrender, a reduction in the Sum Insured, or the reduction or cancellation of certain rider benefits) during the 7 years in which a 7-pay test is being applied, the 7-pay limit will generally be recalculated based on the reduced benefits. If the premiums paid to date are greater than the recalculated 7-pay limit, the policy will become a modified endowment.

     All modified endowments issued by the same insurer (or its affiliates) to the owner during any calendar year generally are required to be treated as one contract for the purpose of applying the modified endowment rules. A policy received in exchange for a modified endowment will itself also be a modified endowment. You should consult your tax advisor if you have questions regarding the possible impact of the 7-pay limit on your policy.

Corporate and H.R. 10 plans

     The policy may be acquired in connection with the funding of retirement plans satisfying the qualification requirements of Section 401 of the Code. If so, the Code provisions relating to such plans and life insurance benefits thereunder should be carefully scrutinized. We are not responsible for compliance with the terms of any such plan or with the requirements of applicable provisions of the Code.

REPORTS THAT YOU WILL RECEIVE

     At least annually, we will send you a statement setting forth at least the following information as of the end of the most recent reporting period: the Sum Insured, the account value, the portion of the account value in each investment option, the surrender value, premiums received and charges deducted from premiums since the last report, and any outstanding policy loan (and interest charged for the preceding policy year). Moreover, you also will receive confirmations of transfers among investment options, policy loans, partial withdrawals and certain other policy transactions. Premium payments not in response to a billing notice are "unscheduled" and will be separately confirmed. Therefore, if you make a premium payment that differs by more than $25 from that billed, you will receive a separate confirmation of that premium payment.

     Semiannually we will send you a report containing the financial statements of the Series Fund, including a list of securities held in each fund.

VOTING PRIVILEGES THAT YOU WILL HAVE

     All of the assets in the subaccounts of the Account are invested in shares of the corresponding funds of the Series Fund. We will vote the shares of each of the funds of the Series Fund which are deemed attributable to variable life insurance policies at regular and special meetings of the Series Fund's shareholders in accordance with instructions received from owners of such policies. Shares of the Series

Fund held in the Account which are not attributable to such policies, as well as shares for which instructions from owners are not received, will be represented by us at the meeting. We will vote such shares for and against each matter in the same proportions as the votes based upon the instructions received from the owners of such policies.

     We determine the number of a fund's shares held in a subaccount attributable to each owner by dividing the amount of a policy's account value held in the subaccount by the net asset value of one share in the fund. Fractional votes will be counted. We determine the number of shares as to which the owner may give instructions as of the record date for the Series Fund's meeting. Owners of policies may give instructions regarding the election of the Board of Trustees of the Series Fund, ratification of the selection of independent auditors, approval of Series Fund investment advisory agreements and other matters requiring a shareholder vote. We will furnish owners with information and forms to enable owners to give voting instructions.

     However, we may, in certain limited circumstances permitted by the SEC's rules, disregard voting instructions. If we do disregard voting instructions, you will receive a summary of that action and the reasons for it in the next semi-annual report to owners.

CHANGES THAT JHVLICO CAN MAKE AS TO YOUR POLICY

Changes relating to the Series Fund or the Account

     The voting privileges described in this prospectus reflect our understanding of applicable Federal securities law requirements. To the extent that applicable law, regulations or interpretations change to eliminate or restrict the need for such voting privileges, we reserve the right to proceed in accordance with any such revised requirements. We also reserve the right, subject to compliance with applicable law, including approval of owners if so required, (1) to transfer assets determined by JHVLICO to be associated with the class of policies to which your policy belongs from the Account to another separate account or subaccount, (2) to operate the Account as a "management-type investment company" under the 1940 Act, or in any other form permitted by law, the investment adviser of which would be JHVLICO, John Hancock or an affiliate of either, (3) to deregister the Account under the 1940 Act, (4) to substitute for the fund shares held by a subaccount any other investment permitted by law, and (5) to take any action necessary to comply with or obtain any exemptions from the 1940 Act. We would notify owners of any of the foregoing changes and, to the extent legally required, obtain approval of owners and any regulatory body prior thereto. Such notice and approval, however, may not be legally required in all cases.

Other permissible changes

     We reserve the right to make any changes in the policy necessary to ensure the policy is within the definition of life insurance under the Federal tax laws and is in compliance with any changes in Federal or state tax laws.

     In our policies, we reserve the right to make certain changes if they would serve the best interests of policy owners or would be appropriate in carrying out the purposes of the policies. Such changes include the following:

..    Changes necessary to comply with or obtain or continue exemptions under the federal securities laws

..    Combining or removing investment options

..    Changes in the form of organization of any separate account

     Any such changes will be made only to the extent permitted by applicable laws and only in the manner permitted by such laws. When required by law, we will obtain your approval of the changes and the approval of any appropriate regulatory authority.

ADJUSTMENTS WE MAKE TO DEATH BENEFITS

     If the insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of the insured person, we will adjust the amount of any death benefit as described in the policy.

WHEN WE PAY POLICY PROCEEDS

General

     We will pay any death benefit, withdrawal, surrender value or loan within 7 days after we receive the last required form or request (and, with respect to the death benefit, any other documentation that may be required). If we don't have information about the desired manner of payment within 7 days after the date we receive documentation of the insured person's death, we will pay the proceeds as a single sum.

Delay to challenge coverage

     We may challenge the validity of your insurance policy based on any material misstatements made to us in the application for the policy. We cannot make such a challenge, however, beyond certain time limits that are specified in the policy.

Delay for check clearance

     We reserve the right to defer payment of that portion of your account value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

Delay of separate account proceeds

     We reserve the right to defer payment of any death benefit, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted; (b) an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the account value; or (c) the SEC by order permits the delay for the protection of owners. Transfers and allocations of account value among the investment options may also be postponed under these circumstances. If we need to defer calculation of separate account values for any of the foregoing reasons, all delayed transactions will be processed at the next values that we do compute.

OTHER DETAILS ABOUT EXERCISING RIGHTS AND PAYING BENEFITS

Joint ownership

     If more than one person owns a policy, all owners must join in most requests to exercise rights under the policy.

Assigning your policy

     You may assign your rights in the policy to someone else as collateral for a loan or for some other reason. Assignments do not require the consent of any revocable beneficiary. A copy of the assignment must be forwarded to us. We are not responsible for any payment we make or any action we take before we receive notice of the assignment in good order. Nor are we responsible for the validity of the assignment. An absolute assignment is a change of ownership. All collateral assignees of record must consent to any full surrender, partial withdrawal or loan from the policy.

Your beneficiary

     You name your beneficiary when you apply for the policy. The beneficiary is entitled to the proceeds we pay following the insured person's death. You may change the beneficiary during the insured person's lifetime. Such a change requires the consent of any irrevocable named beneficiary. A new beneficiary designation is effective as of the date you sign it, but will not affect any payments we make before we receive it. If no beneficiary is living when the insured person dies, we will pay the insurance proceeds to the owner or the owner's estate.

LEGAL MATTERS

     The legal validity of the policies described in this prospectus has been passed on by Ronald J. Bocage, Vice President and Counsel for JHVLICO. The law firm of Foley & Lardner, Washington, D.C., has advised us on certain Federal securities law matters in connection with the policies.

REGISTRATION STATEMENT FILED WITH THE SEC

     This prospectus omits certain information contained in the Registration Statement which has been filed with the SEC. More details may be obtained from the SEC upon payment of the prescribed fee.

ACCOUNTING AND ACTUARIAL EXPERTS

     Ernst & Young LLP, independent auditors, have audited the consolidated financial statements and schedules of JHVLICO at December 31, 2001 and 2000, and for each of the three years in the period ended December 31, 2001, and the financial statements of the Account at December 31, 2001 and for each of the periods indicated therein, as set forth in their reports. We've included these financial statements in this prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.

     Actuarial matters included in this prospectus have been examined by Paul J. Strong, F.S.A., MAAA, Vice President and Illustration Actuary of JHVLICO and Vice President of John Hancock.

FINANCIAL STATEMENTS OF JHVLICO AND THE ACCOUNT

     The financial statements of JHVLICO included herein should be distinguished from the financial statements of the Account and should be considered only as bearing upon the ability of JHVLICO to meet its obligations under the policies.

               LIST OF DIRECTORS AND EXECUTIVE OFFICERS OF JHVLICO

     The Directors and Executive Officers of JHVLICO and their principal occupations during the past five years are as follows:

Directors and Executive Officers        Principal Occupations
--------------------------------        ---------------------
David F. D'Alessandro.................  Chairman of the Board of JHVLICO; Chairman, President and Chief
                                        Executive Officer, John Hancock Life Insurance Company.
Michele G. Van Leer...................  Vice Chairman of the Board and President of JHVLICO; Senior Vice
                                        President, John Hancock Life Insurance Company.
Ronald J. Bocage......................  Director, Vice President and Counsel of JHVLICO; Vice President and
                                        Counsel, John Hancock Life Insurance Company.
Todd G. Engelsen......................  Director and Vice President of JHVLICO; Vice President, John Hancock
                                        Life Insurance Company
Bruce M. Jones........................  Director and Vice President of JHVLICO; Senior Vice President, John
                                        Hancock Life Insurance Company.
Barbara L. Luddy......................  Director, Vice President and Actuary of JHVLICO; Senior Vice
                                        President, John Hancock Life Insurance Company.
Daniel L. Ouellette...................  Director and Vice President of JHVLICO; Senior Vice President, John
                                        Hancock Life Insurance Company.
Robert R. Reitano.....................  Director, Vice President and Chief Investment officer of JHVLICO;
                                        Senior Vice President and Chief Investment Strategist, John Hancock
                                        Life Insurance Company.
Paul Strong...........................  Director and Vice President of JHVLICO; Vice President, John Hancock
                                        Life Insurance Company.
Roger G. Nastou.......................  Vice President, Investments, of JHVLICO; Vice President, John Hancock
                                        Life Insurance Company
Julie H. Indge........................  Treasurer of JHVLICO; Assistant Treasurer, John Hancock Life Insurance
                                        Company
Earl W. Baucom........................  Controller of JHVLICO; Senior Vice President and Controller, John
                                        Hancock Life Insurance Company.
Peter Scavongelli.....................  Secretary of JHVLICO; State Compliance Officer, John Hancock Life
                                        Insurance Company

     The business address of all Directors and officers of JHVLICO is John Hancock Place, Boston, Massachusetts 02117.

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors
John Hancock Variable Life Insurance Company

     We have audited the accompanying consolidated balance sheets of John Hancock Variable Life Insurance Company as of December 31, 2001 and 2000, and the related consolidated statements of income, changes in shareholder's equity and comprehensive income, and cash flows for each of the three years in the period ended December 31, 2001. Our audits also included the financial statement schedules. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of John Hancock Variable Life Insurance Company at December 31, 2001 and 2000, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

     As discussed in Note 1 to the consolidated financial statements, in 2001 the Company changed its method of accounting for derivatives.

                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
March 21, 2002

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                          CONSOLIDATED BALANCE SHEETS

                                                            DECEMBER 31
                                                         2001          2000
                                                    --------------  -----------
                                                          (IN MILLIONS)
ASSETS
Investments--Notes 3 and 4
Fixed maturities:
 Held-to-maturity--at amortized cost
  (fair value: 2001--$82.1; 2000--$686.8) .......    $    83.7     $   715.4
 Available-for-sale--at fair value
  (cost: 2001--$2,391.9; 2000--$1,018.8) ........      2,412.5       1,011.8
Equity securities:
 Available-for-sale--at fair value
  (cost: 2001--$12.1; 2000--$7.1) ...............         13.1           8.1
Mortgage loans on real estate ...................        580.9         554.8
Real estate .....................................         20.6          23.9
Policy loans ....................................        352.0         334.2
Short-term investments ..........................           --          21.7
Other invested assets ...........................         39.6          34.8
                                                     ---------     ---------
  Total Investments .............................      3,502.4       2,704.7


Cash and cash equivalent ........................        115.4         277.3
Accrued investment income .......................         60.8          52.1
Premiums and accounts receivable ................         12.5           7.0
Deferred policy acquisition costs ...............      1,060.8         994.1
Reinsurance recoverable--Note 6 .................        110.4          48.4
Other assets ....................................        121.8          28.2
Separate accounts assets ........................      6,729.1       8,082.9
                                                     ---------     ---------
  Total Assets ..................................    $11,713.2     $12,194.7
                                                     =========     =========


The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                                                          DECEMBER 31
                                                        2001          2000
                                                   --------------  ------------
                                                         (IN MILLIONS)
LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities
Future policy benefits .........................       $ 3,335.4   $ 2,754.2
Policyholders' funds ...........................             3.0        14.2
Unearned revenue ...............................           221.0       212.0
Unpaid claims and claim expense reserves .......            25.0        11.1
Dividends payable to policyholders .............             0.3         0.1
Income taxes--Note 5 ...........................           191.1        64.2
Other liabilities ..............................           242.7       250.4
Separate accounts liabilities ..................         6,729.1     8,082.9
                                                       ---------   ---------
  Total Liabilities ............................        10,747.6    11,389.1
Shareholder's Equity--Note 8
Common stock, $50 par value; 50,000 shares
 authorized;
 50,000 shares issued and outstanding ..........             2.5         2.5
Additional paid in capital .....................           572.4       572.4
Retained earnings ..............................           377.8       232.9
Accumulated other comprehensive loss ...........            12.9        (2.2)
                                                       ---------   ---------
  Total Shareholder's Equity ...................           965.6       805.6
                                                       ---------   ---------
  Total Liabilities and Shareholder's Equity ...       $11,713.2   $12,194.7
                                                       =========   =========


The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                       CONSOLIDATED STATEMENTS OF INCOME

                                                                                     YEAR ENDED DECEMBER 31
                                                                                     2001     2000      1999
                                                                                    -------  -------   -------
                                                                                           (IN MILLIONS)
REVENUES
Premiums .......................................................................    $ 60.1   $ 28.6    $  8.9
Universal life and investment-type product charges .............................     365.4    337.1     341.5
Net investment income--Note 3 ..................................................     227.0    213.4     174.6
Net realized investment and other gains (losses), net of related amortization of deferred policy acquisition costs of $(1.5), $(3.8)
 and $(0.5), respectively--Notes 1, 3, and 9 ...................................      (9.0)   (10.6)     (4.8)
Other revenue ..................................................................      24.0      0.2       0.2
                                                                                    ------   ------    ------
Total revenues .................................................................     667.5    568.7     520.4
BENEFITS AND EXPENSES
Benefits to policyholders ......................................................     294.1    248.6     260.5
Other operating costs and expenses .............................................      76.2    116.8     117.5
Amortization of deferred policy acquisition costs,
 excluding amounts related to net realized investment and other gains (losses) of $(1.5), $(3.8) and $(0.5), respectively
 --Notes 1, 3 and 9 ............................................................      67.1     34.0      13.1
Dividends to policyholders .....................................................      21.4     26.1      25.7
                                                                                    ------   ------    ------
Total benefits and expenses ....................................................     458.8    425.5     416.8
                                                                                    ------   ------    ------
Income before income taxes and cumulative effect of
 accounting change .............................................................     208.7    143.2     103.6
Income taxes--Note 5 ...........................................................      62.2     43.8      35.2
                                                                                    ------   ------    ------
Income before cumulative effect of accounting change ...........................     146.5     99.4      68.4
Cumulative effect of accounting change, net of tax .............................      (1.6)      --        --
                                                                                    ------   ------    ------
Net income .....................................................................    $144.9   $ 99.4    $ 68.4
                                                                                    ======   ======    ======

The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY

                            AND COMPREHENSIVE INCOME


                                                                                       ACCUMULATED
                                                                ADDITIONAL                OTHER          TOTAL       OUTSTANDING
                                                        COMMON    PAID IN   RETAINED  COMPREHENSIVE  SHAREHOLDER'S   SHARES (IN
                                                        STOCK    CAPITAL    EARNINGS     INCOME          EQUITY       THOUSANDS)
                                                        ------  ----------  --------  -------------  -------------  -------------
                                                                                     (IN MILLIONS)
BALANCE AT JANUARY 1, 1999 ...........................   $2.5     $377.5     $ 65.1      $ 12.3         $457.4          50.0
Comprehensive income:
Net income ...........................................                         68.4                       68.4
Other comprehensive income, net of tax:
  Net unrealized losses ..............................                                    (25.7)         (25.7)
                                                                                                        ------
Comprehensive income .................................                                                    42.7
Capital contribution .................................             194.9                                 194.9
                                                         ----     ------     ------      ------         ------          ----
BALANCE AT DECEMBER 31, 1999 .........................   $2.5     $572.4     $133.5      $(13.4)        $695.0          50.0
                                                         ====     ======     ======      ======         ======          ====

Comprehensive income:
Net income ...........................................                         99.4                       99.4
Other comprehensive income, net of tax:
 Net unrealized gains ................................                                     11.2           11.2
                                                                                                        ------
Comprehensive income .................................                                                   110.6
                                                         ----     ------     ------      ------         ------          ----
BALANCE AT DECEMBER 31, 2000 .........................   $2.5     $572.4     $232.9      $ (2.2)        $805.6          50.0
                                                         ====     ======     ======      ======         ======          ====

Comprehensive income:
 Net income ..........................................                        144.9                      144.9
 Other comprehensive income, net of tax:
  Net unrealized gains ...............................                                      7.9            7.9
                                                                                                        ------
Comprehensive income .................................                                                   152.8
Change in accounting principle .......................                                      7.2            7.2
                                                         ----     ------     ------       -----         ------          ----
BALANCE AT DECEMBER 31, 2001. ........................   $2.5     $572.4     $377.8       $12.9         $965.6          50.0
                                                         ====     ======     ======       =====         ======          ====

The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                              YEAR ENDED DECEMBER 31
                                                                             2001       2000       1999
                                                                           ----------  --------  ----------
                                                                                   (IN MILLIONS)
Cash flows from operating activities:
 Net income ..........................................................     $   144.9   $  99.4    $  68.4
  Adjustments to reconcile net income to net cash
   provided (used) by operating activities:
    Amortization of discount - fixed maturities ......................          (0.4)     (1.9)       1.2
    Realized investment losses, net ..................................           9.0      10.6        4.8
    Change in deferred policy acquisition costs ......................         (74.1)   (141.5)    (126.5)
    Depreciation and amortization ....................................           0.3       1.9        0.6
    Increase in accrued investment income ............................          (8.6)    (10.2)      (3.5)
    Decrease (increase) in premiums and accounts
     receivable ......................................................          (5.5)      0.3       (2.4)
    (Increase) decrease in other assets and other
     liabilities, net ................................................        (159.2)     70.7      (58.2)
    Increase (decrease) in policy liabilities and
     accruals, net ...................................................         289.1    (401.1)    (377.6)
    Increase in income taxes .........................................         118.7      22.5       33.8
                                                                           ---------   -------    -------
    Net cash provided (used) by operating activities .................         314.2    (349.3)    (459.4)
Cash flows from investing activities:
 Sales of:
  Fixed maturities available-for-sale ................................         184.6     194.6      204.3
  Equity securities available-for-sale ...............................           6.0       1.0        0.6
  Real estate ........................................................           3.3       0.2       17.9
  Short-term investments and other invested assets ...................            --       1.3        1.5
 Maturities, prepayments and scheduled redemptions of:
  Fixed maturities held-to-maturity. .................................           4.5      79.9       75.8
  Fixed maturities available-for-sale ................................         180.4      91.5       53.6
  Short-term investments and other invested assets ...................          46.5      10.1         --
  Mortgage loans on real estate ......................................          66.4      85.6       35.8
 Purchases of:
  Fixed maturities held-to-maturity ..................................          (5.1)   (127.2)     (98.8)
  Fixed maturities available-for-sale ................................      (1,112.3)   (424.7)    (250.9)
  Equity securities available-for-sale ...............................          (6.1)     (0.6)      (4.0)
  Real estate ........................................................          (0.6)     (0.4)      (2.2)
  Short-term investments and other invested assets ...................         (39.6)    (38.8)     (14.6)
  Mortgage loans on real estate issued ...............................         (85.0)   (100.5)     (90.3)
  Other, net .........................................................         (25.6)    (41.5)     (30.6)
                                                                           ---------   -------    -------
   Net cash used in investing activities .............................        (782.6)   (269.5)    (101.9)

The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                                                                               YEAR ENDED DECEMBER 31
                                                                           2001         2000          1999
                                                                         ---------  -------------  -----------
                                                                                    (IN MILLIONS)
Cash flows from financing activities:
 Capital contribution from parent company ........................             --           --      $  194.9
 Universal life and investment-type contract deposits ............       $1,220.7     $1,067.2       1,026.3
 Universal life and investment-type contract maturities
   and withdrawals ...............................................         (914.2)      (430.7)       (380.7)
 Repayment of long term debt .....................................             --           --         (61.9)
                                                                         --------     --------      --------
 Net cash provided by financing activities .......................          306.5        636.5         778.6
                                                                         --------     --------      --------
 Net (decrease) increase in cash and cash equivalents ............         (161.9)        17.7         217.3
Cash and cash equivalents at beginning of year ...................          277.3        259.6          42.3
                                                                         --------     --------      --------
Cash and cash equivalents at end of year .........................       $  115.4     $  277.3      $  259.6
                                                                         ========     ========      ========

The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

 Business

  John Hancock Variable Life Insurance Company (the Company) is a wholly-owned subsidiary of John Hancock Life Insurance Company (John Hancock or the Parent). The Company, domiciled in the Commonwealth of Massachusetts, issues variable and universal life insurance policies, individual whole and term life policies and fixed and variable annuity contracts. Those policies primarily are marketed through John Hancock's sales organization, which includes a career agency system composed of Company-supported independent general agencies and a direct brokerage system that markets directly to external independent brokers. Policies are also sold through various unaffiliated securities broker-dealers and certain other financial institutions. Currently, the Company writes business in all states except New York.

 Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

  The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, Investors Partner Life Insurance Company (IPL). All significant intercompany transactions and balances have been eliminated.

  Partnerships, joint venture interests and other equity investments in which the Company does not have a controlling interest, but has significant influence, are recorded using the equity method of accounting and included in other invested assets.

  Certain prior year amounts have been reclassified to conform to the current year presentation.

 Reorganization and Initial Public Offering

  Pursuant to a Plan of Reorganization approved by the policyholders and the Commonwealth of Massachusetts Division of Insurance, effective February 1, 2000, John Hancock converted from a mutual life insurance company to a stock life insurance company (i.e., demutualized) and became a wholly owned subsidiary of John Hancock Financial Services, Inc., which is a holding company. In connection with the reorganization, John Hancock changed its name to John Hancock Life Insurance Company. In addition, on February 1, 2000, John Hancock Financial Services, Inc. completed its initial public offering and 102.0 million shares of common stock were issued at an initial public offering price of $17 per share.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

 Investments

  The Company classifies its debt and equity investment securities into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date. Fixed maturity investments include bonds, mortgage-backed securities, and redeemable preferred stock and are classified as held-to-maturity or available-for-sale. Those bonds and mortgage-backed securities that the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity and carried at amortized cost. Fixed maturity investments not classified as held-to-maturity are classified as available-for-sale and are carried at fair value. Unrealized gains and losses related to available-for-sale securities are reflected in shareholder's equity, net of related amortization of deferred policy acquisition costs and applicable taxes. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income. The amortized cost of fixed maturity investments is adjusted for impairments in value deemed to be other than temporary, and such adjustments are reported as a component of net realized investment and other gains (losses).

  For the mortgage-backed bond portion of the fixed maturity investment portfolio, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date plus anticipated future payments, and any resulting adjustment is included in net investment income.

  Equity securities include common stock and non-redeemable preferred stock. Equity securities that have readily determinable fair values are carried at fair value. For equity securities which the Company has classified as available-for-sale, unrealized gains and losses are reflected in shareholder's equity, as described above for fixed maturity securities. Impairments in value deemed to be other than temporary are reported as a component of net realized investment and other gains (losses).

  Mortgage loans on real estate are carried at unpaid principal balances adjusted for amortization of premium or discount, less allowance for probable losses. When it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement, the loan is deemed to be impaired and a valuation allowance for probable losses is established. The valuation allowance is based on the present value of the expected future cash flows, discounted at the loan's original effective interest rate or on the collateral value of the loan if the loan is collateral dependent. Any change to the valuation allowance for mortgage loans on real estate is reported as a component of net realized investment and other gains (losses). Interest received on impaired mortgage loans on real estate is included in interest income in the period received. If foreclosure becomes probable, the measurement method used is collateral value. Foreclosed real estate is then recorded at the collateral's fair value at the date of foreclosure, which establishes a new cost basis.

  Investment real estate, which the Company has the intent to hold for the production of income, is carried at depreciated cost, using the straight-line method of depreciation, less adjustments for impairments in value. In those cases where it is determined that the carrying amount of investment real estate is not recoverable, an impairment loss is recognized based on the difference between the depreciated cost and fair value of the asset. The Company reports impairment losses as part of net realized investment and other gains (losses).

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

  Real estate to be disposed of is carried at the lower of cost or fair value less costs to sell. Any changes to the valuation allowance for real estate to be disposed of is reported as a component of net realized investment and other gains (losses). The Company does not depreciate real estate to be disposed of.

  Policy loans are carried at unpaid principal balances, which approximate fair value.

  Short-term investments are carried at amortized cost, which approximates fair value.

  Net realized investment and other gains (losses), other than those related to separate accounts for which the Company does not bear the investment risk, are determined on the basis of specific identification and are reported net of related amortization of deferred policy acquisition costs.

 Derivative Financial Instruments

  The Company uses various derivative instruments to hedge and manage its exposure to changes in interest rate levels, foreign exchange rates, and equity market prices, and to manage the duration of assets and liabilities. All derivatives instruments are carried on the consolidated balance sheets at fair value.

  In certain cases, the Company uses hedge accounting as allowed by Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities," by designating derivative instruments as either fair value hedges or cash flow hedges. For derivative instruments that are designated and qualify as fair value hedges, the change in fair value of the derivative instrument as well as the offsetting change in fair value of the hedged item are recorded in net realized investment and other gains (losses). Basis adjustments are amortized into income through net realized investment and other gains (losses). For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the change in fair value of the derivative instrument is recorded in other comprehensive income, and then reclassified into income when the hedged item affects income. Hedge effectiveness is assessed quarterly by a variety of techniques including regression analysis and cumulative dollar offset. In certain cases, there is no hedge ineffectiveness because the derivative instrument was constructed such that all the terms of the derivative exactly match the hedged risk in the hedged item. If a hedge becomes ineffective, the hedge accounting described above ceases.

  In cases where the Company receives or pays a premium as consideration for entering into a derivative instrument (i.e., interest rate caps and floors, swaptions, and equity collars), the premium is amortized into investment income over the useful life of the derivative instrument. The fair value of such premiums (i.e., the inherent ineffectiveness of the derivative) is excluded from the assessment of hedge effectiveness and is included in net realized investment and other gains (losses). Changes in fair value of derivatives that are not hedges are included in net realized investment and other gains (losses).

 Cash and Cash Equivalents

  Cash and cash equivalents include cash and all highly liquid debt investments with a maturity of three months or less when purchased.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

 Deferred Policy Acquisition Costs

  Costs that vary with, and are related primarily to, the production of new business have been deferred to the extent that they are deemed recoverable. Such costs include commissions, certain costs of policy issue and underwriting, and certain agency expenses. For participating traditional life insurance policies, such costs are being amortized over the life of the contracts at a constant rate based on the present value of the estimated gross margin amounts expected to be realized over the lives of the contracts. Estimated gross margin amounts include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. For universal life insurance contracts and investment-type products, such costs are being amortized generally in proportion to the present value of expected gross profits arising principally from surrender charges and investment results, and mortality and expense margins. The effects on the amortization of deferred policy acquisition costs of revisions to estimated gross margins and profits are reflected in earnings in the period such estimated gross margins and profits are revised. For non-participating term life insurance products, such costs are being amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. Amortization of deferred policy acquisition costs was $68.6 million, $37.8 million and $13.6 million in 2001, 2000 and 1999, respectively.

  Amortization of deferred policy acquisition costs is allocated to: (1) net realized investment and other gains (losses) for those products in which such gains (losses) have a direct impact on the amortization of deferred policy acquisition costs; (2) unrealized investment gains and losses, net of tax, to provide for the effect on the deferred policy acquisition cost asset that would result from the realization of unrealized gains and losses on assets backing participating traditional life insurance and universal life and investment-type contracts; and (3) a separate component of benefits and expenses to reflect amortization related to the gross margins or profits, excluding realized gains and losses, relating to policies and contracts in force.

  Net realized investment and other gains (losses) related to certain products have a direct impact on the amortization of deferred policy acquisition costs as such gains and losses affect the amount and timing of profit emergence. Accordingly, to the extent that such amortization results from net realized investment and other gains and (losses), management believes that presenting realized investment gains and losses net of related amortization of deferred policy acquisition costs provides information useful in evaluating the operating performance of the Company. This presentation may not be comparable to presentations made by other insurers.

 Reinsurance

  The Company utilizes reinsurance agreements to provide for greater diversification of business, allowing management to control exposure to potential losses arising from large risks and provide additional capacity for growth.

  Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The accompanying statements of income reflect premiums, benefits and settlement expenses net of reinsurance ceded. Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to its policyholders to the extent that counterparties to reinsurance ceded contracts do not meet their contractual obligations.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

 Separate Accounts

  Separate account assets and liabilities reported in the accompanying consolidated balance sheets represent funds that are administered and invested by the Company to meet specific investment objectives of the contractholders. Net investment income and net realized investment and other gains (losses) generally accrue directly to such contractholders who bear the investment risk, subject in some cases to minimum guaranteed rates. The assets of each separate account are legally segregated and are not subject to claims that arise out of any other business of the Company. Separate account assets are reported at fair value. Deposits, net investment income and net realized investment and other gains (losses) of separate accounts are not included in the revenues of the Company. Fees charged to contractholders, principally mortality, policy administration and surrender charges, are included in universal life and investment-type product charges.

 Future Policy Benefits and Policyholders' Funds

  Future policy benefits for participating traditional life insurance policies are based on the net level premium method. This net level premium reserve is calculated using the guaranteed mortality and dividend fund interest rates, which range from 4.5% to 5.0%. The liability for annual dividends represents the accrual of annual dividends earned. Settlement dividends are accrued in proportion to gross margins over the life of the contract.

  For non-participating traditional life insurance policies, future policy benefits are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency, interest and expenses established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience, which, together with interest and expense assumptions, include a margin for adverse deviation. Benefit liabilities for annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 7.5% to 8.0% for life insurance liabilities, and from 3.5% to 10.3% for individual annuity liabilities.

  Policyholders' funds for universal life and investment-type products are equal to the policyholder account values before surrender charges. Policy benefits that are charged to expense include benefit claims incurred in the period in excess of related policy account balances and interest credited to policyholders' account balances. Interest crediting rates range from 3.0% to 9.0% for universal life products.

  Liabilities for unpaid claims and claim expenses include estimates of payments to be made on reported individual life claims and estimates of incurred but not reported claims based on historical claims development patterns.

  Estimates of future policy benefit reserves, claim reserves and expenses are reviewed continually and adjusted as necessary; such adjustments are reflected in current earnings. Although considerable variability is inherent in such estimates, management believes that future policy benefit reserves and unpaid claims and claims expense reserves are adequate.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

 Participating Insurance

  Participating business represents approximately 7.6% and 16.3% of the Company's life insurance in-force at December 31, 2001 and 2000, respectively.

  The amount of policyholders' dividends to be paid is approved annually by the Company's Board of Directors. The determination of the amount of policyholder dividends is complex and varies by policy type. In general, the aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity, persistency and expense experience for the year and is also based on management's judgment as to the appropriate level of statutory surplus to be retained by the Company.

 Revenue Recognition

  Premiums from participating and non-participating traditional life insurance and annuity policies with life contingencies are recognized as income when due.

  Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges.

  Premiums for contracts with a single premium or a limited number of premium payments, due over a significantly shorter period than the total period over which benefits are provided, are recorded in income when due. The portion of such premium that is not required to provide for all benefits and expenses is deferred and recognized in income in a constant relationship to insurance in force or, for annuities, the amount of expected future benefit payments.

 Federal Income Taxes

  The provision for federal income taxes includes amounts currently payable or recoverable and deferred income taxes, computed under the liability method, resulting from temporary differences between the tax basis and book basis of assets and liabilities. A valuation allowance is established for deferred tax assets when it is more likely than not that an amount will not be realized.

 Foreign Currency Translation

  Gains or losses on foreign currency transactions are reflected in earnings.

 Cumulative Effect of Accounting Changes

  On January 1, 2001, the Company adopted SFAS No. 133, as amended by SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities". The adoption of SFAS No. 133, as amended, resulted in a charge to operations accounted for as a cumulative effect of accounting change of $1.6 million (net of tax of $0.4 million) as of January 1, 2001. In addition, as of January 1, 2001, a $7.2 million (net of tax of $3.9 million) cumulative effect of accounting change was recorded in other comprehensive income including (1) the transition adjustment in the adoption of SFAS 133, as amended, an increase of $0.8 million (net of tax of $0.4 million), and (2) the reclassification of $603.1 million in securities from the held-to-maturity category to the available-for-sale category, an increase of $6.4 million (net of tax of $3.4 million).

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

  Recent Accounting Pronouncements

     In September 2001, the FASB's Emerging Issues Task Force reached a consensus on Issue 01-10, "Accounting for the Impact of the Terrorist Attacks of September 11, 2001." Issue 01-10 presents guidance relative to accounting for and financial reporting of the events of September 11, 2001 (the Events), including both how and when to measure, record and report losses and any resulting liabilities which are directly attributable to the Events. Based on a comprehensive review of the Company's operations, the Company believes that the Events had no material financial impact on the Company's results of operations or financial position.

     In June 2001, the FASB issued SFAS No. 141, "Business Combinations." SFAS No. 141 requires that all business combinations be accounted for under a single method, the purchase method. Use of the pooling-of-interests method is no longer permitted. SFAS No. 141 also clarifies the criteria to recognize intangible assets separately from goodwill, and prohibits the amortization of goodwill relating to acquisitions completed after July 1, 2001. SFAS No. 141 is effective for business combinations initiated after June 30, 2001.The adoption of SFAS No. 141 did not have a material effect on the Company's results of operations or financial position.

     In June 2001, the FASB issued SFAS No. 142, "Goodwill and Other Intangible Assets." SFAS No. 142 requires that goodwill and other intangible assets deemed to have indefinite lives no longer be amortized to earnings, but instead be reviewed at least annually for impairment. Intangible assets with definite lives will continue to be amortized over their useful lives. SFAS No. 142 will be effective January 1, 2002. The Company has no goodwill, or other purchased intangibles subject to SFAS No. 142 and, therefore, the Company does not expect the impact of SFAS No. 142 to have any impact on its results of operations or financial position.

     In January, 2001, the FASB's Emerging Issues Task Force (EITF) reached a consensus on Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets". Issue 99-20 requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and specifies evaluation methods with which to evaluate these securities for an other-than-temporary decline in value. The adoption of EITF 99-20 did not have a material financial impact on the Company's results of operations or financial position.

     In September 2000, the FASB issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which replaces SFAS No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities." SFAS No. 140 provides new accounting and reporting standards which are based on consistent application of a financial components approach that focuses on control. Under this approach, after a transfer of financial assets, the Company recognizes the financial and servicing assets it controls and the liabilities it has incurred, derecognizes financial assets when control has been surrendered, and derecognizes liabilities when extinguished. SFAS No. 140 provides consistent standards for distinguishing transfers of financial assets that are sales from transfers that are secured borrowings. SFAS No. 140 is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The adoption of SFAS No. 140 did not have a material impact on the Company's results of operations or financial position.

     In December 1999, the Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin 101 (SAB 101), "Revenue Recognition in Financial Statements." SAB 101 clarifies the SEC staff's views on applying generally accepted accounting principles to revenue recognition in financial statements. In March 2000, the SEC issued an amendment, SAB 101A, which deferred the effective date of SAB 101. In June 2000, the SEC issued a second amendment, SAB 101B, which deferred the effective date of SAB 101 to no later than the fourth fiscal quarter of fiscal years beginning after December 15, 1999. The Company adopted SAB 101 in the fourth quarter of fiscal 2000. The adoption of SAB 101 did not have a material impact on the Company's results of operations or financial position.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

  Codification

     In March 1998, the National Association of Insurance Commissioners (NAIC) adopted codified statutory accounting principles (Codification) effective January 1, 2001. Codification changes prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company and its domestic life insurance subsidiary uses to prepare their statutory-basis financial statements. The states of domicile of the Company and its domestic life insurance subsidiary have adopted Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results effective January 1, 2001. The cumulative effect of changes in accounting principles adopted to conform to the requirements of Codification is reported as an adjustment to surplus in the statutory-basis financial statements as of January 1, 2001. The implementation of Codification increased the Company's statutory-basis capital and surplus and, the Company remains in compliance with all regulatory and contractual obligations.

NOTE 2. RELATED PARTY TRANSACTIONS

     John Hancock provides the Company with personnel, property, and facilities in carrying out certain of its corporate functions. John Hancock annually determines a fee (the parent company service fee) for these services and facilities based on a number of criteria, which are periodically revised to reflect continuing changes in the Company's operations. The parent company service fee is included in deferred acquisition costs on the Company's balance sheets, net investment income and other operating costs and expenses within the Company's income statements. John Hancock charged the Company a service fee of $159.9 million, $170.6 million and $199.3 million for the year ended December 31, 2001, 2000 and 1999, respectively. As of December 31, 2001 and 2000, respectively, the Company owed John Hancock $17.9 million and $56.9 million related to these services, which is included in other liabilities. John Hancock has guaranteed that, if necessary, it will make additional capital contributions to prevent the Company's shareholder's equity from declining below $1.0 million.

     In 2001 the Company sold $200 million of corporate owned life insurance
(COLI) to its Parent to provide insurance coverage on key management employees of the Parent. The death benefit on this COLI product would cover the cost of replacing these employees, including recruiting, training, and development.

     The Company has a modified coinsurance agreement with John Hancock to reinsure 50% of 1994 through 2001 issues of flexible premium variable life insurance and scheduled premium variable life insurance policies. In connection with this agreement, John Hancock transferred to the Company $11.8 million, $24.2 million, and $44.5 million of cash for tax, commission, and expense allowances. This agreement decreased the Company's net gain from operations by $1.7 million and $0.9 million in 2001 and 2000, respectively, and increased the Company's net gain from operations by $20.6 million in 1999.

     The Company has a modified coinsurance agreement with John Hancock to reinsure 50% of the Company's 1995 in-force block and 50% of 1996 and all future issue years of certain retail annuity contracts. In connection with this agreement, the Company is holding a deposit liability of $107.5 million and $102.2 million as of December 31, 2001 and 2000, respectively. This agreement had no impact on the Company's net gain from operations.

     Effective January 1, 1997, the Company entered into a stop-loss agreement with John Hancock to reinsure mortality claims in excess of 100% of expected mortality claims for all policies that are not reinsured under any other indemnity agreement. In connection with the agreement, John Hancock received $0.4 million, $1.0 million and $0.8 million from the Company in 2001, 2000 and 1999, respectively. This agreement decreased the Company's net gain from operations by $0.8 million, $1.1 million and $0.5 million in 2001, 2000 and 1999, respectively.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

     At December 31, 2001, the Company had a $250.0 million line of credit with an affiliate, John Hancock Financial Services, Inc. At December 31, 2000, the Company had a $250.0 million line of credit with affiliate, John Hancock Capital Corp. At December 31, 2001 and 2000, the Company had no outstanding borrowings under these agreements.

     John Hancock allocates a portion of the expenses related to its employee welfare plans to the Company. The amounts allocated to the Company were credits of $10.4 million, $16.0 million and $17.5 million in 2001, 2000 and 1999, respectively. The pension plan prepaid expense allocated to the Company amounted to $64.3 million and $55.6 million in 2001 and 2000, respectively. Since 1988, the Massachusetts Division of Insurance has provided the Company with approval to recognize the pension plan prepaid expense, if any, in accordance with the requirements of SFAS No. 87, "Employers' Accounting for Pensions."

NOTE 3. INVESTMENTS

     The following information summarizes the components of net investment income and net realized investment and other gains (losses), net:

                                                                    YEAR ENDED DECEMBER 31,
                                                                 2001        2000         1999
                                                                -------  -------------  -------
                                                                         (IN MILLIONS)
NET INVESTMENT INCOME
  Fixed maturities ..........................................   $160.1      $138.5       $127.1
  Equity securities .........................................      0.3         0.2           --
  Mortgage loans on real estate .............................     42.3        44.3         39.7
  Real estate ...............................................      2.3         4.1          3.6
  Policy loans ..............................................     21.1        17.1         13.7
  Short-term investments ....................................      6.3        19.4          4.5
  Other .....................................................      3.3         1.1         (2.0)
                                                                ------      ------       ------
  Gross investment income ...................................    235.7       224.7        186.6
   Less investment expenses .................................      8.7        11.3         12.0
                                                                ------      ------       ------
    Net investment income ...................................   $227.0      $213.4       $174.6
                                                                ======      ======       ======
NET REALIZED INVESTMENT AND OTHER GAINS (LOSSES), NET OF
  RELATED AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS
  Fixed maturities ..........................................   $(25.1)     $(16.0)      $ (5.9)
  Equity securities .........................................      3.8         0.8           --
  Mortgage loans on real estate and real estate .............     (1.2)       (2.3)         0.9
  Derivatives and other invested assets .....................     12.0         3.1         (0.3)
  Amortization adjustment for deferred
   policy acquisition costs .................................      1.5         3.8          0.5
                                                                ------      ------       ------
  Net realized investment and other losses, net of related
   amortization of deferred policy acquisition costs ........   $ (9.0)     $(10.6)      $ (4.8)
                                                                ======      ======       ======

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

     Gross gains of $6.5 million, $1.5 million, and $0.5 million and gross losses of $3.3 million, $6.0 million, and $5.3 million in 2001, 2000 and 1999, respectively, were realized on the sale of available-for-sale securities.

     The Company's investments in held-to-maturity securities and available-for-sale securities are summarized below:

                                             GROSS       GROSS
                                AMORTIZED  UNREALIZED  UNREALIZED
                                  COST       GAINS       LOSSES     FAIR VALUE
                                ---------  ----------  ----------   ----------
                                                (IN MILLIONS)
DECEMBER 31, 2001
HELD-TO-MATURITY:
Corporate securities .........  $   65.0     $  --       $ 0.8       $   64.2
Mortgage-backed securities ...      18.7       0.2         1.0           17.9
                                --------     -----       -----       --------
 Total........................  $   83.7     $ 0.2       $ 1.8       $   82.1
                                ========     =====       =====       ========
AVAILABLE-FOR-SALE:
Corporate securities .........  $1,867.5     $67.5       $44.2       $1,890.8
Mortgage-backed securities ...     296.7       6.3         4.7          298.3
Obligations of states and
 political subdivisions ......       0.9        --          --            0.9
Debt securities issued by
 foreign governments .........       7.2       0.5          --            7.7
U.S. Treasury securities and
 obligations of U.S.
 government corporations and
 agencies ....................     219.6       1.1         5.9          214.8
                                --------     -----       -----       --------
Total fixed maturities .......   2,391.9      75.4        54.8        2,412.5
Equity securities ............      12.1       1.5         0.5           13.1
                                --------     -----       -----       --------
 Total .......................  $2,404.0     $76.9       $55.3       $2,425.6
                                ========     =====       =====       ========

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

     The amortized cost and fair value of fixed maturities at December 31, 2001, by contractual maturity, are shown below:

                                                     GROSS       GROSS
                                        AMORTIZED  UNREALIZED  UNREALIZED     FAIR
                                          COST       GAINS       LOSSES      VALUE
                                        ---------  ----------  ----------   --------
                                                       (IN MILLIONS)
DECEMBER 31, 2000
HELD-TO-MATURITY:
Corporate securities ................   $  684.2     $23.4       $51.0      $  656.6
Mortgage-backed securities ..........       29.3       0.2         1.2          28.3
Obligations of states and
 political subdivisions .............        1.9        --          --           1.9
                                        --------     -----       -----      --------
Total ...............................   $  715.4     $23.6       $52.2      $  686.8
                                        ========     =====       =====      ========
AVAILABLE-FOR-SALE:
Corporate securities ................   $  751.6     $20.6       $27.8      $  744.4
Mortgage-backed securities ..........      239.1       3.6         3.7         239.0
Obligations of states and
  political subdivisions ............        0.9        --          --           0.9
Debt securities issued by foreign
  governments .......................       11.1       0.3         0.6          10.8
U.S. Treasury securities and
  obligations of U.S. government
  corporations and agencies .........       16.1       0.7         0.1          16.7
                                        --------     -----       -----      --------
Total fixed maturities ..............    1,018.8      25.2        32.2       1,011.8
Equity securities ...................        7.1       2.8         1.8           8.1
                                        --------     -----       -----      --------
   Total ............................   $1,025.9     $28.0       $34.0      $1,019.9
                                        ========     =====       =====      ========

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

     The amortized cost and fair value of fixed maturities at December 31, 2001, by contractual maturity, are shown below:

                                                          AMORTIZED     FAIR
                                                            COST       VALUE

                                                             (IN MILLIONS)
                                                          -------------------
HELD-TO-MATURITY:
Due in one year or less ...............................   $     --    $     --
Due after one year through five years .................        3.0         3.0
Due after five years through ten years ................        8.6         8.6
Due after ten years....................................       53.4        52.6
                                                          --------    --------
                                                              65.0        64.2
Mortgage-backed securities ............................       18.7        17.9
                                                          --------    --------
Total .................................................   $   83.7    $   82.1
                                                          ========    ========
AVAILABLE-FOR-SALE:
Due in one year or less ...............................   $   97.5    $   99.5
Due after one year through five years .................      772.0       794.2
Due after five years through ten years ................      935.2       929.4
Due after ten years ...................................      290.5       291.1
                                                          --------    --------
                                                           2,095.2     2,114.2
Mortgage-backed securities ............................      296.7       298.3
                                                          --------    --------
Total .................................................   $2,391.9    $2,412.5
                                                          ========    ========

     Expected maturities may differ from contractual maturities because eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties.

     The Company participates in a securities lending program for the purpose of enhancing income on securities held. At December 31, 2001 and 2000, $300.0 million and $1.4 million, respectively, of the Company's bonds and stocks, at market value, were on loan to various brokers/dealers, but were fully collateralized by cash and U.S. government securities in an account held in trust for the Company. The market value of the loaned securities is monitored on a daily basis, and the Company obtains additional collateral when deemed appropriate.

     Mortgage loans on real estate are evaluated periodically as part of the Company's loan review procedures and are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. The allowance for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses that exist at the balance sheet date. Management's periodic evaluation of the adequacy of the allowance for losses is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans that may be susceptible to significant change.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

     Changes in the allowance for probable losses on mortgage loans on real estate and real estate to be disposed of are summarized below.

                                      BALANCE AT                          BALANCE AT
                                      BEGINNING                             END OF
                                       OF YEAR    ADDITIONS  DEDUCTIONS      YEAR
                                      ----------  ---------  ----------  ------------
                                                      (IN MILLIONS)
Year ended December 31, 2001
 Mortgage loans on real estate ........  $5.0       $1.7        $1.2         $5.5
 Real estate to be disposed of ........   0.7        0.1          --          0.8
                                         ----       ----        ----         ----
 Total ................................  $5.7       $1.8        $1.2         $6.3
                                         ====       ====        ====         ====
Year ended December 31, 2000
 Mortgage loans on real estate ........  $3.8       $1.2        $ --         $5.0
 Real estate to be disposed of ........    --        0.7          --          0.7
                                         ----       ----        ----         ----
 Total ................................  $3.8       $1.9        $ --         $5.7
                                         ====       ====        ====         ====
Year ended December 31, 1999
 Mortgage loans on real estate ........  $3.7       $0.4        $0.3         $3.8
 Real estate to be disposed of ........   0.7         --         0.7           --
                                         ----       ----        ----         ----
 Total ...............................   $4.4       $0.4        $1.0         $3.8
                                         ====       ====        ====         ====


At December 31, 2001 and 2000 the total recorded investment in mortgage loans that are considered to be impaired under SFAS No. 114, "Accounting by Creditors for Impairment of a Loan," along with the related provision for losses were as follows:


                                                                        DECEMBER 31
                                                                        2001    2000
                                                                       ------  ------
                                                                       (IN MILLIONS)
Impaired mortgage loans on real estate with provision for losses ....  $ 2.4    $ 4.2
Provision for losses ................................................   (1.2)    (1.2)
                                                                       -----    -----
Net impaired mortgage loans on real estate ..........................  $ 1.2    $ 3.0
                                                                       =====    =====

  The average investment in impaired loans and the interest income recognized on impaired loans were as follows:

                                                             YEAR ENDED DECEMBER 31
                                                             2001     2000      1999
                                                            ------   ------    ------
                                                                  (IN MILLIONS)
Average recorded investment in impaired loans .............  $3.3     $2.1      $--
Interest income recognized on impaired loans ..............   0.5      0.3       --

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

  The payment terms of mortgage loans on real estate may be restructured or modified from time to time. Generally, the terms of the restructured mortgage loans call for the Company to receive some form or combination of an equity participation in the underlying collateral, excess cash flows or an effective yield at the maturity of the loans sufficient to meet the original terms of the loans.

  There were no restructured commercial mortgage loans at December 31, 2001. Such loans aggregated $3.4 million as of December 31, 2000. The expected gross interest income that would have been recorded in 2000 had the loans been current in accordance with the original loan agreements was $0.34 million, and the actual interest income recorded was $0.27 million.

  At December 31, 2001, the mortgage portfolio was diversified by geographic region and specific collateral property type as displayed below:

                               CARRYING                GEOGRAPHIC                      CARRYING
    PROPERTY TYPE               AMOUNT                CONCENTRATION                     AMOUNT
---------------------------  ------------        --------------------                 -----------
                             (IN MILLIONS)                                           (IN MILLIONS)
Apartments ................     $115.1           East North Central ..............      $ 63.6
Hotels  ...................       24.8           East South Central ..............        25.8
Industrial ................       72.1           Middle Atlantic .................        50.6
Office buildings ..........      146.4           Mountain ........................        35.5
Retail ....................       35.5           New England .....................        55.1
Mixed Use .................        5.0           Pacific .........................       111.3
Agricultural ..............      168.9           South Atlantic ..................       152.9
Other .....................       18.6           West North Central ..............        20.6
                                                 West South Central ..............        67.7
                                                 Canada/Other ....................         3.3
Allowance for losses              (5.5)          Allowance for losses ............        (5.5)
                                ------                                                  ------
Total .....................     $580.9           Total ...........................      $580.9
                                ======                                                  ======

  Bonds with amortized cost of $24.7 million were non-income producing for year ended December 31, 2001.

  Depreciation expense on investment real estate was $0.3 million in 2001 and $0.6 million in 2000 and 1999. Accumulated depreciation was $2.8 million, and $2.5 million at December 31, 2001, and 2000, respectively.

NOTE 4. DERIVATIVES AND HEDGING INSTRUMENTS

  The Company uses various derivative instruments to hedge and manage its exposure to changes in interest rate levels, foreign exchange rates, and equity market prices, and to manage the duration of assets and liabilities.

  The fair value of derivative instruments classified as assets at December 31, 2001 was $16.7 million, and appears on the consolidated balance sheet in other assets. The fair value of derivative instruments classified as liabilities at December 31, 2001 was $12.0 million and appears on the consolidated balance sheet in other liabilities.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

 Fair Value Hedges

  The Company uses interest rate futures contracts and interest rate swap agreements as part of its overall strategies of managing the duration of assets and liabilities or the average life of certain asset portfolios to specified targets. Interest rate swap agreements are contracts with a counterparty to exchange interest rate payments of a differing character (e.g., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal). The net differential to be paid or received on interest rate swap agreements and currency rate swap agreements is accrued and recognized as a component of net investment income.

  The Company uses equity collar agreements to reduce its equity market exposure with respect to certain common stock investments that the Company holds. A collar consists of a written call option that limits the Company's potential for gain from appreciation in the stock price as well as a purchased put option that limits the Company's potential for loss from a decline in the stock price.

  Currency rate swap agreements are used to manage the Company's exposure to foreign exchange rate fluctuations. Currency rate swap agreements are contracts to exchange the currencies of two different countries at the same rate of exchange at specified future dates. The net differential to be paid or received on currency rate swap agreements is accrued and recognized as a component of net investment income.

  At December 31, 2001, the Company recognized net losses of $3.0 million, related to the ineffective portion of its fair value hedges, and a net gain of $0.1 million, related to the portion of the hedging instruments that were excluded from the assessment of hedge effectiveness. Both of these amounts are recorded in net realized investment and other gains and losses. At December 31, 2001, all of the Company's hedged firm commitments qualified as fair value hedges.

 Cash Flow Hedges

  The Company used interest rate cap and floor agreements to hedge the interest rate risk associated with minimum interest rate guarantees in certain of its life insurance and annuity businesses. Amounts are reclassified from other comprehensive income if interest rates fall below certain levels.

  In 2001, the Company recognized no gains or losses related to the ineffective portion of its cash flow hedges, and a net gain of $0.2 million related to the portion of the hedging instruments that was excluded from the assessment of hedge effectiveness. This amount is recorded in net realized investment and other gains and losses. All of the Company's hedged forecasted transactions qualified as cash flow hedges in 2001.

  No amounts were reclassified from other accumulated comprehensive income to earnings in 2001 and it is anticipated that no amounts will be reclassified from other accumulated comprehensive income to earnings within the next twelve months. The Company does not enter into hedging transactions for variable cash flows thus the Company currently has no maximum length for which variable cash flows are hedged.

  In 2001, none of the Company's cash flow hedges have been discontinued because of the probability that the original forecasted transaction would not occur by the end of the originally specified time period documented at inception of the hedging relationship.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

  There was no transition adjustment for the adoption of SFAS No.133 representing the accumulation in other comprehensive income of the effective portion of the Company's cash flow hedges as of January 1, 2001. There were no losses incurred for the effective portion of the change in fair value of derivative instruments designated as cash flow hedges and added to accumulated other comprehensive income.

 Derivatives Not Designated as Hedging Instruments

  The Company enters into interest rate swap agreements, interest rate futures contracts, and interest rate cap and floor agreements to manage exposure to interest rates as described above under Fair Value Hedges without designating the derivatives as hedging instruments.

NOTE 5. INCOME TAXES

  The Company is included in the consolidated federal income tax return of John Hancock Financial Services, Inc. The federal income taxes of the Company are allocated on a separate return basis with certain adjustments.

  The components of income taxes were as follows:

                                                                   YEAR ENDED DECEMBER 31
                                                                    2001    2000    1999
                                                                   -----   -----   ------
                                                                        (IN MILLIONS)
Current taxes:
Federal .......................................................    $30.1   $15.2    $(1.5)
Foreign .......................................................       --     0.6      0.1
                                                                   -----   -----    -----
                                                                    30.1    15.8     (1.4)
Deferred taxes:
Federal .......................................................     32.1    28.0     36.6
                                                                   -----   -----    -----
Total income taxes ............................................    $62.2   $43.8    $35.2
                                                                   =====   =====    =====

  A reconciliation of income taxes computed by applying the federal income tax rate to income before income taxes and the consolidated income tax expense charged to operations follows:

                                                                  YEAR ENDED DECEMBER 31
                                                                  2001     2000     1999
                                                                 -----     -----    -----
                                                                      (IN MILLIONS)
Tax at 35%                                                       $73.0    $50.1     $36.3
Add (deduct):
 Equity base tax ..............................................   (9.0)    (5.6)       --
 Prior years taxes ............................................    2.1       --      (0.3)
 Tax credits ..................................................   (0.4)    (0.6)     (0.1)
 Foreign taxes ................................................     --      0.6       0.1
 Tax exempt investment income .................................   (5.6)    (0.7)     (0.7)
 Other ........................................................    2.1       --      (0.1)
                                                                 -----    -----     -----
  Total income taxes ..........................................  $62.2    $43.8     $35.2
                                                                 =====    =====     =====

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

  The significant components of the Company's deferred tax assets and liabilities were as follows:

                                                                             DECEMBER 31
                                                                             2001   2000
                                                                            ------  -----
                                                                            (IN MILLIONS)
DEFERRED TAX ASSETS:
 Policy reserve adjustments .............................................   $238.1   $110.0
 Other postretirement benefits ..........................................     20.1     23.3
 Book over tax basis of investments .....................................     12.0      7.8
 Interest ...............................................................       --      7.5
 Unrealized holding losses ..............................................       --      1.4
                                                                            ------   ------
  Total deferred tax assets .............................................    270.2    150.0
DEFERRED TAX LIABILITIES:
 Deferred policy acquisition costs ......................................    373.7    199.1
 Depreciation ...........................................................      2.1      1.8
 Basis in partnerships ..................................................      0.6      0.4
 Market discount on bonds ...............................................      1.2      0.6
 Lease income ...........................................................     47.0     35.4
 Unrealized gains .......................................................      6.8       --
 Other ..................................................................       --      9.5
                                                                            ------   ------
  Total deferred tax liabilities ........................................    431.4    246.8
                                                                            ------   ------
  Net deferred tax liabilities...........................................   $161.2   $ 96.8
                                                                            ======   ======

  The Company received an income tax refund of $32.4 million and made income tax payments of $62.9 million and $13.2 million in 2001, 2000 and 1999, respectively.

NOTE 6 - REINSURANCE

  The effect of reinsurance on premiums written and earned was as follows:

                                               2001             2000             1999
                                             PREMIUMS         PREMIUMS         PREMIUMS
                                         WRITTEN  EARNED   WRITTEN  EARNED  WRITTEN  EARNED
                                         -------  ------   -------  ------  -------  -------
                                                           (IN MILLIONS)
Life Insurance:
 Direct ..............................   $ 82.0   $ 82.0   $34.1    $34.1   $12.1     $12.1
 Ceded ...............................    (21.9)   (21.9)   (5.5)    (5.5)   (3.2)     (3.2)
                                         ------   ------   -----    -----   -----     -----
  Net life insurance premiums ........   $ 60.1   $ 60.1   $28.6    $28.6   $ 8.9     $ 8.9
                                         ======   ======   =====    =====   =====     =====

For the year ended December 31, 2001, 2000 and 1999, benefits to policyholders under life ceded reinsurance contracts were $3.8 million, $3.0 million and $ -- million, respectively.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 6. REINSURANCE (CONTINUED)

  Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics of the reinsurer.

NOTE 7. COMMITMENTS AND CONTINGENCIES

  The Company has extended commitments to purchase fixed maturity investments, and other invested assets and issue mortgage loans on real estate totaling $25.3 million, $14.3 million and $16.2 million, respectively, at December 31, 2001.
If funded, loans related to real estate mortgages would be fully collateralized by related properties. The Company monitors the creditworthiness of borrowers under long-term bond commitments and requires collateral as deemed necessary. The estimated fair values of the commitments described above aggregate $57.1 million at December 31, 2001. The majority of these commitments expire in 2002.

  In the normal course of its business operations, the Company is involved with litigation from time to time with claimants, beneficiaries and others, and a number of litigation matters were pending as of December 31, 2001. It is the opinion of management, after consultation with counsel, that the ultimate liability with respect to these claims, if any, will not materially affect the financial position or results of operations of the Company.

  During 1997, the Company entered into a court-approved settlement relating to a class action lawsuit involving certain individual life insurance policies sold from 1979 through 1996. In entering into the settlement, the Company specifically denied any wrongdoing. The total reserve held in connection with the settlement to provide for relief to class members and for legal and administrative costs associated with the settlement amounted to $7.0 million and $66.3 million at December 31, 2001 and 2000, respectively. Costs incurred related to the settlement were $14.1 million and $66.0 million in 2001 and 1999, respectively. No such costs were incurred in 2000. The estimated reserve is based on a number of factors, including the estimated cost per claim and the estimated costs to administer the claims.

  During 1996, management determined that it was probable that a settlement would occur and that a minimum loss amount could be reasonably estimated. Accordingly, the Company recorded its best estimate based on the information available at the time. The terms of the settlement agreement were negotiated throughout 1997 and approved by the court on December 31, 1997. In accordance with the terms of the settlement agreement, the Company contacted class members during 1998 to determine the actual type of relief to be sought by class members. The majority of the responses from class members were received by the fourth quarter of 1998. The type of relief sought by class members differed from the Company's previous estimates, primarily due to additional outreach activities by regulatory authorities during 1998 encouraging class members to consider alternative dispute resolution (ADR) relief. In 1999, the Company updated its estimate of the cost of claims subject to alternative dispute resolution relief and revised its reserve estimate accordingly. The reserve estimate was further evaluated quarterly, and was adjusted as noted above, in the fourth quarter of 2001. The adjustment to the reserve in 2001 was the result of the Company being able to better estimate the cost of settling the remaining claims, which on average tend to be larger, more complicated claims. The better estimate comes from experience with actual settlements on similar claims.

  Administration of the ADR component of the settlement continues to date. Although some uncertainty remains as to the cost of claims in the final phase (i.e., arbitration) of the ADR process, it is expected that the final cost of the settlement will not differ materially from the amounts presently provided for by the Company.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 8. SHAREHOLDER'S EQUITY

 (a) Common Stock

    The Company was established in 1979 as a stock insurance company with 50,000 shares outstanding, wholly owned by its parent, John Hancock Life Insurance Company. The Company has one class of capital stock, common stock ($50 par value, 50,000 shares authorized).

 (b) Accumulated Other Comprehensive Income (Loss)

     The components of accumulated other comprehensive loss are as follows:

                                                                                   ACCUMULATED
                                                                                      OTHER
                                                                                  COMPREHENSIVE
                                                                                 INCOME (LOSSES)
                                                                                ----------------
                                                                                  (IN MILLIONS)
Balance at January 1, 1999 ..................................................        $ 12.3
Gross unrealized gains (losses)(net of deferred income
 tax benefit of $18.0 million)...............................................         (34.2)
Reclassification adjustment for gains (losses), realized in net income
 (net of tax expense of $1.7 million)........................................          (3.1)
Adjustment to deferred policy acquisition costs and
 present value of future profits (net of deferred income
 tax expense of $6.2 million)................................................          11.6
                                                                                     ------
Net unrealized gains (losses)................................................         (25.7)
                                                                                     ------
Balance at December 31, 1999 ................................................        $(13.4)
                                                                                     ======

Balance at January 1, 2000 ..................................................        $(13.4)
Gross unrealized gains (losses)(net of deferred income
 tax expense of $9.7 million)................................................          18.0
Reclassification adjustment for gains (losses), realized in
 net income (net of tax expense of $1.6 million).............................          (2.9)
Adjustment to deferred policy acquisition costs and
 present value of future profits (net of deferred income
 tax benefit of $2.1 million)................................................          (3.9)
                                                                                     ------
Net unrealized gains (losses)................................................          11.2
                                                                                     ------
Balance at December 31, 2000 ................................................        $ (2.2)
                                                                                     ======

Balance at January 1, 2001 ..................................................        $ (2.2)
Gross unrealized gains (losses)(net of deferred income
 tax expense of $7.2 million) ...............................................          11.8
Reclassification adjustment for gains (losses), realized in
 net income (net of tax benefit of $1.1 million).............................           2.1
Adjustment to deferred policy acquisition costs and
 present value of future profits (net of deferred income
 tax benefit of $3.2 million) ...............................................          (6.0)
                                                                                     ------
Net unrealized gains (losses) ...............................................           7.9
Change in accounting principle ..............................................           7.2
                                                                                     ------
Balance at December 31, 2001 ................................................        $ 12.9
                                                                                     ======

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

  Net unrealized investment gains (losses), included in the consolidated balance sheet as a component of shareholder's equity, are summarized as follows:

                                                      2001     2000      1999
                                                     -------  ------    -------
                                                          (IN MILLIONS)
Balance, end of year comprises:
 Unrealized investment gains (losses) on:
  Fixed maturities................................   $ 20.6   ($7.0)   ($28.7)
  Equity investments..............................      1.0     1.0      (1.4)
  Derivatives and other...........................      5.2     0.3       1.3
                                                     ------   -----    ------
Total ............................................     26.8    (5.7)    (28.8)
Amounts of unrealized investment (gains) losses
 attributable to:
  Deferred policy acquisition cost and present
   value of future profits........................     (7.1)    2.1       8.1
  Deferred federal income taxes...................     (6.8)    1.4       7.3
                                                     ------   -----    ------
Total ............................................    (13.9)    3.5      15.4
                                                     ------   -----    ------
Net unrealized investment gains ..................   $ 12.9   ($2.2)   ($13.4)
                                                     ======   =====    ======

 (c) Statutory Results

  The Company adopted the new codified statutory accounting principles (Codification) effective January 1, 2001. Codification changes prescribe statutory accounting practices and results in changes to the accounting practices that the Company and its domestic life insurance subsidiary use to prepare their statutory-basis financial statements.

  The Company and its domestic insurance subsidiary prepare their statutory-basis financial statements in accordance with accounting practices prescribed or permitted by the state of domicile. For the Company, the Commonwealth of Massachusetts only recognizes statutory accounting practices prescribed or permitted by Massachusetts insurance regulations and laws. The National Association of Insurance Commissioners' "Accounting Practices and Procedures" manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by Massachusetts. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

  Prior to 2001, the Commissioner had provided the Company approval to recognize as an admitted asset the pension plan prepaid expense in accordance with the requirements of SFAS No. 87, "Employers' Accounting for Pensions." Beginning in 2001, the Commissioner has provided the Company with approval to phase-in over a three-year period the impact of implementing the material provisions of statutory SSAP No. 8, "Pensions." The Company's pension plan prepaid expense recorded for statutory purposes amounted to $64.3 million, $55.6 million and $42.3 million at December 31, 2001, 2000 and 1999 respectively. Statutory net income is not impacted by this permitted practice.

  Statutory net income and surplus include the accounts of the Company and its wholly-owned subsidiary, Investors Partners Life Insurance Company.

                                                        2001    2000     1999
                                                       ------  ------  --------
                                                            (IN MILLIONS)
Statutory net income..............................     $ 13.1  $ 26.6   $ 77.5
Statutory surplus.................................      647.0   527.2    468.8

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

  Massachusetts has enacted laws governing the payment of dividends by insurers. Under Massachusetts insurance law, no insurer may pay any shareholder dividends from any source other than statutory unassigned funds without the prior approval of Massachusetts Commissioner of Insurance. Massachusetts law also limits the dividends an insurer may pay in any twelve month period, without the prior permission of the Commonwealth of Massachusetts Insurance Commissioner, to the greater of (i) 10% of its statutory policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year, if such insurer is a life company.

NOTE 9.  SEGMENT INFORMATION

  The Company's reportable segments are strategic business units offering different products and services. The reportable segments are managed separately, as they focus on different products, markets or distribution channels.

  PROTECTION SEGMENT. Offers a variety of individual life insurance, including participating whole life, term life, universal life and variable life insurance. Products are distributed through multiple distribution channels, including insurance agents and brokers and alternative distribution channels that include banks, financial planners, direct marketing and the Internet.

  ASSET GATHERING SEGMENT. Offers individual variable annuities. This segment distributes its products through distribution channels including insurance agents and brokers affiliated with the Company, securities brokerage firms, financial planners, and banks.

  The accounting policies of the segments are the same as those described in the summary of significant accounting policies. Allocations of net investment income are based on the amount of assets allocated to each segment. Other costs and operating expenses are allocated to each segment based on a review of the nature of such costs, cost allocations utilizing time studies, and other relevant allocation methodologies.

  Management of the Company evaluates performance based on segment after-tax operating income, which excludes the effect of net realized investment and other gains (losses) and unusual or non-recurring events and transactions. Segment after-tax operating income is determined by adjusting GAAP net income for net realized investment and other gains (losses), including gains and losses on disposals of businesses and certain other items which management believes are not indicative of overall operating trends. While these items may be significant components in understanding and assessing the Company's financial performance, management believes that the presentation of after-tax operating income enhances its understanding of the Company's results of operations by highlighting net income attributable to the normal, recurring operations of the business.

  Amounts reported as segment adjustments in the tables below primarily relate to: (i) certain net realized investment and other gains (losses), net of related amortization adjustment for deferred policy acquisition costs; (ii) benefits to policyholders and expenses incurred relating to the settlement of a class action lawsuit against the Company involving certain individual life insurance policies sold from 1979 through 1996; (iii) restructuring costs related to our distribution systems and retail operations; (iv) the surplus tax on mutual life insurance companies that was allocated by John Hancock to the Company; (v) a charge for certain one time costs associated with John Hancock's demutualization process; and (vi) cumulative effect of an accounting change.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

  The following table summarizes selected financial information by segment for the year ended or as of December 31 and reconciles segment revenues and segment after-tax operating income to amounts reported in the consolidated statements of income:

                                                                    ASSET
                                                      PROTECTION  GATHERING   CONSOLIDATED
                                                      ----------  ---------  -------------
                                                                   (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2001
REVENUES:
 Segment revenues.................................    $  614.3    $   62.2     $   676.5
 Net realized investment and other
  gains (losses)..................................        (9.0)         --          (9.0)
                                                      --------    --------     ---------
 Revenues ........................................    $  605.3    $   62.2     $   667.5
                                                      ========    ========     =========


 Net investment income............................    $  229.2    $   (2.2)    $   227.0
NET INCOME:
 Segment after-tax operating income...............    $  130.0    $   22.2     $   152.2
 Net realized investment and other
  gains (losses)..................................        (5.6)         --          (5.6)
 Surplus tax......................................         9.1          --           9.1
 Class action lawsuit.............................        (9.2)         --          (9.2)
 Cumulative effect of accounting
  change, net of tax..............................        (1.6)         --          (1.6)
                                                      --------    --------     ---------
 Net income.......................................    $  122.7    $   22.2     $   144.9
                                                      ========    ========     =========
SUPPLEMENTAL INFORMATION:
 Equity in net income of investees
  accounted for by the equity method..............    $    2.7    $     --     $     2.7
 Amortization of deferred policy
  acquisition costs...............................        46.6        20.5          67.1
 Income tax expense...............................        54.8         7.4          62.2
 Segment assets...................................    $9,995.5    $1,717.7     $11,713.2
NET REALIZED INVESTMENT AND OTHER GAINS
 (LOSSES) DATA:
 Net realized investment and other
  gains (losses)..................................    $  (10.5)         --     $   (10.5)
 Less amortization of deferred policy
  acquisition costs related to net realized
  investment and other gains (losses).............         1.5          --           1.5
                                                      --------    --------     ---------
 Net realized investment and other gains
  (losses), net of related amortization of
  deferred policy acquisition costs - per
  consolidated financial statements...............        (9.0)         --          (9.0)
 Less income tax effect...........................         3.4          --           3.4
                                                      --------    --------     ---------
 Net realized investment and other gains
  (losses), net-after-tax adjustment made
  to calculate segment operating income...........    $   (5.6)         --     $    (5.6)
                                                      ========    ========     =========

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                                                                                        ASSET
                                                                       PROTECTION     GATHERING      CONSOLIDATED
                                                                       ----------   --------------   -------------
                                                                                     (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2000
REVENUES:
 Segment revenues..................................................    $  530.8       $   48.5        $   579.3
 Net realized investment and other
  gains (losses), net..............................................       (10.6)            --            (10.6)
                                                                       --------       --------        ---------
       Revenues....................................................    $  520.2       $   48.5        $   568.7
                                                                       ========       ========        =========


       Net investment income.......................................    $  215.9       $   (2.5)       $   213.4
NET INCOME:
 Segment after-tax operating income................................        96.0            6.3            102.3
 Net realized investment and other
  gains (losses), net..............................................        (6.8)            --             (6.8)
 Surplus tax.......................................................         5.4            0.2              5.6
 Other demutualization related costs...............................        (0.5)          (0.1)            (0.6)
 Restructuring charges.............................................        (1.1)            --             (1.1)
                                                                       --------       --------        ---------
 Net income........................................................    $   93.0       $    6.4        $    99.4
                                                                       ========       ========        =========
SUPPLEMENTAL INFORMATION:
 Equity in net income of investees accounted for
  by the equity method.............................................    $    1.3       $     --        $     1.3
 Amortization of deferred policy
  acquisition costs................................................        17.6           16.4             34.0
 Income tax expense................................................        40.7            3.1             43.8
 Segment assets....................................................    $9,326.9       $2,867.8        $12,194.7
NET REALIZED INVESTMENT AND OTHER GAINS (LOSSES) DATA:
 Net realized investment and other losses..........................    $  (14.4)            --        $   (14.4)
 Less amortization of deferred policy acquisition
  costs related to net realized investment and
  other gains (losses).............................................         3.8             --              3.8
                                                                       --------       --------        ---------
 Net realized investment and other gains (losses),
  net of related amortization of deferred policy
  acquisition costs - per consolidated financial statements........       (10.6)            --            (10.6)
 Less income tax effect ...........................................         3.8             --              3.8
                                                                       --------       --------        ---------
 Net realized investment and other gains (losses), net-after-tax
  adjustment made to calculate segment operating income............    $   (6.8)            --        $    (6.8)
                                                                       ========       ========        =========

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                                                                                     ASSET
                                                                       PROTECTION  GATHERING   CONSOLIDATED
                                                                       ----------  ---------  --------------
                                                                                    (IN MILLIONS)
YEAR ENDED DECEMBER 31, 1999
REVENUES:
 Segment revenues..............................................        $  488.0    $   37.2     $   525.2
 Net realized investment and other
  gains (losses), net..........................................            (4.8)         --          (4.8)
                                                                       --------    --------     ---------
 Revenues .....................................................        $  483.2    $   37.2     $   520.4
                                                                       ========    ========     =========

 Net investment income.........................................        $  178.1    $   (3.5)    $   174.6
NET INCOME:
 Segment after-tax operating income............................           108.0         6.8         114.8
 Net realized investment and other
  gains (losses), net..........................................            (3.1)         --          (3.1)
 Class action lawsuit..........................................           (42.9)         --         (42.9)
 Other demutualization related costs...........................            (0.3)       (0.1)         (0.4)
                                                                       --------    --------     ---------
 Net income....................................................        $   61.7    $    6.7     $    68.4
                                                                       ========    ========     =========
SUPPLEMENTAL INFORMATION:
 Equity in net income of investees
  accounted for by the equity method...........................        $   (0.1)   $     --     $    (0.1)
 Amortization of deferred policy
  acquisition costs............................................             4.6         8.5          13.1
 Income tax expense............................................            31.8         3.4          35.2
 Segment assets................................................        $9,104.6    $2,869.6     $11,974.2
NET REALIZED INVESTMENT AND OTHER GAINS (LOSSES) DATA:
 Net realized investment and other
  gains (losses)...............................................        $   (5.3)         --     $    (5.3)
 Less amortization of deferred policy
  acquisition costs related to net
  realized investment gains (losses)...........................             0.5          --           0.5
                                                                       --------    --------     ---------
 Net realized investment and other
  gains (losses), net of related amortization
  of deferred policy acquisition costs - per
  consolidated financial statements ...........................            (4.8)         --          (4.8)
 Less income tax effect........................................             1.7          --           1.7
                                                                       --------    --------     ---------
 Net realized investment and other
  gains (losses), net-after-tax
  adjustment made to calculate
  segment operating income.....................................        $   (3.1)         --     $    (3.1)
                                                                       ========    ========     =========


  The Company operates only in the United States. The Company has no reportable major customers and revenues are attributed to countries based on the location of customers.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 10.  FAIR VALUE OF FINANCIAL INSTRUMENTS

  The following discussion outlines the methodologies and assumptions used to determine the fair value of the Company's financial instruments. The aggregate fair value amounts presented herein do not represent the underlying value of the Company and, accordingly, care should be exercised in drawing conclusions about the Company's business or financial condition based on the fair value information presented herein.

  The following methods and assumptions were used by the Company to determine the fair values of financial instruments:

  Fair values for publicly traded fixed maturities (including redeemable preferred stocks) are obtained from an independent pricing service. Fair values for private placement securities and fixed maturities not provided by the independent pricing service are estimated by the Company by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

  The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses using interest rates adjusted to reflect the credit characteristics of the loans. Mortgage loans with similar characteristics and credit risks are aggregated into qualitative categories for purposes of the fair value calculations. Fair values for impaired mortgage loans are measured based either on the present value of expected future cash flows discounted at the loan's effective interest rate or the fair value of the underlying collateral for loans that are collateral dependent.

  The carrying amount in the balance sheet for policy loans, short-term investments and cash and cash equivalents approximates their respective fair values.

  The fair value for fixed-rate deferred annuities is the cash surrender value, which represents the account value less applicable surrender charges. Fair values for immediate annuities without life contingencies are estimated based on discounted cash flow calculations using current market rates.

  The Company's derivatives include futures contracts, interest rate swap, cap and floor agreements, currency rate swap agreements and equity collar agreements. Fair values for these contracts are based on current settlement values. These values are based on quoted market prices for the financial futures contracts and brokerage quotes that utilize pricing models or formulas using current assumptions for all swaps and other agreements.

  The fair value for commitments approximates the amount of the initial commitment.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

  The following table presents the carrying amounts and fair values of the Company's financial instruments:

                                                         DECEMBER 31         DECEMBER 31
                                                            2001                2000
                                                      CARRYING    FAIR    CARRYING     FAIR
                                                       VALUE     VALUE     VALUE      VALUE
                                                      --------  --------  --------  ---------
                                                        (IN MILLIONS)       (IN MILLIONS)
ASSETS:
 Fixed maturities:
  Held-to-maturity................................    $   83.7  $   82.1  $  715.4   $  686.8
  Available-for-sale..............................     2,412.5   2,412.5   1,011.8    1,011.8
 Equity securities:
  Available-for-sale..............................        13.1      13.1       8.1        8.1
 Mortgage loans on real estate....................       580.9     604.3     554.8      574.2
 Policy loans.....................................       352.0     352.0     334.2      334.2
 Short-term investments ..........................          --        --      21.7       21.7
  Cash and cash equivalents.......................       115.4     115.4     277.3      277.3
Derivatives:
 Futures contracts, net...........................          --        --       0.1        0.1
 Interest rate swap agreements....................         8.8       8.8        --         --
 Interest rate cap agreements.....................         3.5       3.5       2.1        2.1
 Interest rate floor agreements...................         4.5       4.5       4.5        4.5
 Currency rate swap agreements....................         0.4       0.4        --         --
 Equity collar agreements.........................         0.8       0.8       0.4        0.4
LIABILITIES:
Fixed rate deferred and immediate annuities.......        53.1      50.3      63.8       60.4
Derivatives:
 Interest rate swap agreements....................        13.2      13.2        --        1.2
 Currency rate swap agreements....................         0.1       0.1       0.6        0.6
Commitments ......................................          --      57.1        --       62.9

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                     SCHEDULE I - SUMMARY OF INVESTMENTS --
                   OTHER THAN INVESTMENTS IN RELATED PARTIES
                            AS OF DECEMBER 31, 2001
                            (IN MILLIONS OF DOLLARS)

              COLUMN A                                   COLUMN B   COLUMN C       COLUMN D

                                                                               AMOUNT AT WHICH
                                                                                 SHOWN IN THE
                                                                                 CONSOLIDATED
                                                                                   BALANCE
         TYPE OF INVESTMENT                             COST/(2)/    VALUE          SHEET
                                                        ----------  --------  ------------------
Fixed maturity securities, available-for-sale:
Bonds:
United States government and government agencies
 and authorities                                         $  219.6   $  214.8       $  214.8
States, municipalities and political subdivisions             6.0        6.0            6.0
Foreign governments                                           7.2        7.6            7.6
Public utilities                                            189.3      192.9          192.9
Convertibles and bonds with warrants attached                25.9       25.1           25.1
All other corporate bonds                                 1,897.9    1,920.5        1,920.5
Certificates of deposits                                       --         --             --
Redeemable preferred stock                                   46.0       45.6           45.6
                                                         --------   --------       --------
Total fixed maturity securities, available-for-sale       2,391.9    2,412.5        2,412.5
                                                         ========   ========       ========
Equity securities, available-for-sale:
Common stocks:
Public utilities                                               --         --             --
Banks, trust and insurance companies                           --         --             --
Industrial, miscellaneous and all other                       3.8        5.0            5.0
Non-redeemable preferred stock                                8.3        8.1            8.1
                                                         --------   --------       --------
Total equity securities, available-for-sale                  12.1       13.1           13.1
                                                         ========   ========       ========
Fixed maturity securities, held-to-maturity:
Bonds
United States government and government agencies
 and authorities                                               --         --             --
States, municipalities and political subdivisions              --         --             --
Foreign governments                                            --         --             --
Public utilities                                               --         --             --
Convertibles and bonds with warrants attached                  --         --             --
All other corporate bonds                                     5.1        5.1            5.1
Certificates of deposits                                     78.6       77.0           78.6
Redeemable preferred stock                                     --         --             --
                                                         --------   --------       --------
Total fixed maturity securities, held-to-maturity            83.7       82.1           83.7
                                                         ========   ========       ========

  The condensed financial information should be read in conjunction with the audited consolidated financial statements and notes thereto.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                     SCHEDULE I - SUMMARY OF INVESTMENTS --
              OTHER THAN INVESTMENTS IN RELATED PARTIES (CONTINUED)
                             AS OF DECEMBER 31, 2001
                            (IN MILLIONS OF DOLLARS)

              COLUMN A                            COLUMN B   COLUMN C       COLUMN D

                                                                        AMOUNT AT WHICH
                                                                          SHOWN IN THE
                                                                          CONSOLIDATED
                                                                            BALANCE
         TYPE OF INVESTMENT                      COST/(2)/    VALUE          SHEET
                                                 ----------  --------  ----------------
Equity securities, trading:
Common stocks:
Public utilities                                        --         --             --
Banks, trust and insurance companies                    --         --             --
Industrial, miscellaneous and all other                 --         --             --
Non-redeemable preferred stock                          --         --             --
                                                  --------   --------       --------
Total equity securities, trading                        --         --             --
                                                  --------   --------       --------
Mortgage loans on real estate, net/(1)/           $  586.4       xxxx       $  580.9
Real estate, net:
Investment properties/(1)/                            21.4       xxxx           20.6
Acquired in satisfaction of debt/(1)/                   --       xxxx             --
Policy loans                                         352.0       xxxx          352.0
Other long-term investments/(2)/                      39.6       xxxx           39.6
Short-term investments                                  --       xxxx             --
                                                             --------
  Total investments                               $3,487.1   $2,507.7       $3,502.4
                                                  ========   ========       ========

(1) Difference from Column B is primarily due to valuation allowances due to impairments on mortgage loans on real estate and due to accumulated depreciation and valuation allowances due to impairments on real estate. See note 3 to the consolidated financial statements.
(2) Difference from Column B is primarily due to operating gains (losses) of investments in limited partnerships.

    The condensed financial information should be read in conjunction with the audited consolidated financial statements and notes thereto.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

               SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
       AS OF DECEMBER 31, 2001, 2000 AND 1999 AND FOR THE YEAR THEN ENDED
                            (IN MILLIONS OF DOLLARS)

                          DEFERRED      FUTURE POLICY               OTHER POLICY
                           POLICY     BENEFITS, LOSSES,              CLAIMS AND
                        ACQUISITION    CLAIMS AND LOSS    UNEARNED    BENEFITS     PREMIUM
       SEGMENT             COSTS          EXPENSES        PREMIUMS    PAYABLE      REVENUE
----------------------  -----------  ------------------  ---------- ------------  ---------
2001:
Protection               $  918.4         $3,275.5         $221.0      $25.0        $60.1
Asset Gathering             142.4             63.2             --         --           --
                         --------         --------         ------      -----        -----
 Total                   $1,060.8         $3,338.7         $221.0      $25.0        $60.1
                         ========         ========         ======      =====        =====
2000:
Protection               $  819.3         $2,698.5         $212.0      $11.1        $28.6
Asset Gathering             174.8             70.0             --         --           --
                         --------         --------         ------      -----        -----
 Total                   $  994.1         $2,768.5         $212.0      $11.1        $28.6
                         ========         ========         ======      =====        =====
1999:
Protection               $  707.8         $2,515.7         $175.2      $15.7        $ 8.9
Asset Gathering             147.3             50.6             --         --           --
                         --------         --------         ------      -----        -----
 Total                   $  855.1         $2,566.3         $175.2      $15.7        $ 8.9
                         ========         ========         ======      =====        =====

  The condensed financial information should be read in conjunction with the audited consolidated financial statements and notes thereto.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

       AS OF DECEMBER 31, 2001, 2000 AND 1999 AND FOR THE YEAR THEN ENDED
                            (IN MILLIONS OF DOLLARS)

                                                       AMORTIZATION OF
                                                       DEFERRED POLICY
                                  BENEFITS, CLAIMS,  ACQUISITION COSTS,
                         NET         LOSSES, AND      EXCLUDING AMOUNTS
                      INVESTMENT     SETTLEMENT      RELATED TO REALIZED   OTHER OPERATING
      SEGMENT           INCOME        EXPENSES        INVESTMENT GAINS        EXPENSES
--------------------  ----------  -----------------  -------------------  -----------------
2001:
Protection             $229.2          $285.5               $46.6              $ 72.8
Asset Gathering          (2.2)            8.6                20.5                 3.4
                       ------          ------               -----              ------
 Total                 $227.0          $294.1               $67.1              $ 76.2
                       ======          ======               =====              ======
2000:
Protection             $215.9          $242.2               $17.6              $100.5
Asset Gathering          (2.5)            6.4                16.4                16.3
                       ------          ------               -----              ------
 Total                 $213.4          $248.6               $34.0              $116.8
                       ======          ======               =====              ======
1999:
Protection             $178.1          $192.3               $ 4.6              $100.6
Asset Gathering          (3.5)           68.2                 8.5                16.9
                       ------          ------               -----              ------
 Total                 $174.6          $260.5               $13.1              $117.5
                       ======          ======               =====              ======

  The condensed financial information should be read in conjunction with the audited consolidated financial statements and notes thereto.

           JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY AND SUBSIDIARY

                            SCHEDULE IV - REINSURANCE
                             AS OF DECEMBER 31, 2001
                            (IN MILLIONS OF DOLLARS)

                                                           ASSUMED               PERCENTAGE
                                               CEDED TO     FROM                 OF AMOUNT
                                     GROSS       OTHER      OTHER       NET      ASSUMED TO
                                     AMOUNT    COMPANIES  COMPANIES   AMOUNT        NET
                                   ----------  ---------  ---------  ---------  ------------
2001
Life insurance in force            $119,332.2  $56,571.3    $35.1    $62,796.0      0.1%
                                   ----------  ---------    -----    ---------      ---
Premiums:
Life insurance                     $     82.0  $    21.9    $  --    $    60.1       --
Accident and health insurance              --         --       --           --       --
P&C                                        --         --       --           --       --
                                   ----------  ---------    -----    ---------      ---
  Total                            $     82.0  $    21.9    $  --    $    60.1      0.0%
                                   ==========  =========    =====    =========      ===
2000
Life insurance in force            $ 98,737.2  $39,495.8    $37.1    $59,278.5      0.1%
                                   ----------  ---------    -----    ---------      ---
Premiums:
Life insurance                     $     34.1  $     5.5    $  --    $    28.6       --
Accident and health insurance              --         --       --           --       --
P&C                                        --         --       --           --       --
                                   ----------  ---------    -----    ---------      ---
  Total                            $     34.1  $     5.5    $  --    $    28.6      0.0%
                                   ==========  =========    =====    =========      ===
1999
Life insurance in force            $ 75,674.7  $19,217.5    $38.5    $56,495.7      0.0%
                                   ----------  ---------    -----    ---------      ---
Premiums:
Life insurance                     $     12.1  $     3.2    $  --    $     8.9       --
Accident and health insurance              --         --       --           --       --
P&C                                        --         --       --           --       --
                                   ----------  ---------    -----    ---------      ---
  Total                            $     12.1  $     3.2    $  --    $     8.9      0.0%
                                   ==========  =========    =====    =========      ===

NOTE: The life insurance caption represents principally premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment products and the universal life insurance products.

   The condensed financial information should be read in conjunction with the audited consolidated financial statements and notes thereto.

                         REPORT OF INDEPENDENT AUDITORS

To the Policyholders of
John Hancock Variable Life Account V of
     John Hancock Variable Life Insurance Company

     We have audited the accompanying statement of assets and liabilities of John Hancock Variable Life Account V (the Account) (comprising of, respectively, the Large Cap Growth, Active Bond, Emerging Markets (formerly Emerging Markets Equity), International Equity Index, Small Cap Growth, Global Balanced, Mid Cap Growth, Large Cap Value, Money Market, Small/Mid Cap Growth, Bond Index, Small/Mid Cap CORE, Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Small Cap Equity, International Opportunities, Equity Index, High Yield Bond, Global Bond, Turner Core Growth, Brandes International Equity, Frontier Capital Appreciation, Clifton Enhanced U.S. Equity, Large/Mid Cap Value Subaccounts) as of December 31, 2001, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting John Hancock Variable Life Account V at December 31, 2001, the results of their operations for the year then ended, and the changes in their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
February 8, 2002

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2001


                                                                                                     INTERNATIONAL
                                                              LARGE CAP      ACTIVE      EMERGING       EQUITY
                                                                GROWTH        BOND       MARKETS         INDEX
                                                              SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                             ------------  -----------  ----------  --------------
ASSETS
Investment in shares of portfolios of:
John Hancock Variable Series Trust I,
 at value............................................        $203,796,658  $90,144,255  $5,571,158    $33,143,878
Receivable from portfolio/JHVLICO....................             609,335      627,110     184,444         54,490
                                                             ------------  -----------  ----------    -----------
Total assets.........................................         204,405,993   90,771,365   5,755,602     33,198,368
LIABILITIES
Payable to portfolio/JHVLICO.........................             599,182      622,715     184,180         52,863
Asset charges payable................................              10,153        4,395         264          1,627
                                                             ------------  -----------  ----------    -----------
Total liabilities....................................             609,335      627,110     184,444         54,490
                                                             ------------  -----------  ----------    -----------
                                                             $203,796,658  $90,144,255  $5,571,158    $33,143,878
                                                             ============  ===========  ==========    ===========
Net assets:
Accumulation units...................................        $203,796,658  $90,144,255  $5,571,158    $33,143,878
                                                             ------------  -----------  ----------    -----------
Total net assets.....................................        $203,796,658  $90,144,255  $5,571,158    $33,143,878
                                                             ============  ===========  ==========    ===========
Units outstanding....................................           3,822,568    3,244,174     764,375      1,849,797
                                                             ============  ===========  ==========    ===========
Unit value (accumulation)............................        $      53.31  $     27.79  $     7.29    $     17.92
                                                             ============  ===========  ==========    ===========


                                                              SMALL CAP     GLOBAL      MID CAP      LARGE CAP
                                                               GROWTH      BALANCED     GROWTH         VALUE
                                                             SUBACCOUNT   SUBACCOUNT  SUBACCOUNT    SUBACCOUNT
                                                             ----------   ----------  -----------  ------------
ASSETS
Investment in shares of portfolios of:
John Hancock Variable Series Trust I,
 at value............................................        $22,431,458  $1,412,384  $31,682,981   $32,673,979
Receivable from portfolio/JHVLICO....................            130,731         430       32,756       595,013
                                                             -----------  ----------  -----------   -----------
Total assets.........................................         22,562,189   1,412,814   31,715,737    33,268,992
LIABILITIES
Payable to portfolio/JHVLICO.........................            129,601         361       31,176       593,421
Asset charges payable................................              1,130          70        1,580         1,592
                                                             -----------  ----------  -----------   -----------
Total liabilities....................................            130,731         431       32,756       595,013
                                                             -----------  ----------  -----------   -----------
                                                             $22,431,458  $1,412,383  $31,682,981   $32,673,979
                                                             ===========  ==========  ===========   ===========
Net assets:
Accumulation units...................................        $22,431,458  $1,412,383  $31,682,981   $32,673,979
                                                             -----------  ----------  -----------   -----------
Total net assets.....................................        $22,431,458  $1,412,383  $31,682,981   $32,673,979
                                                             ===========  ==========  ===========   ===========
Units outstanding....................................          1,524,073     126,452    2,227,215     1,788,468
                                                             ===========  ==========  ===========   ===========
Unit value (accumulation)............................        $     14.72  $    11.17  $     14.23   $     18.27
                                                             ===========  ==========  ===========   ===========

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V

                               DECEMBER 31, 2001


                                                                MONEY     SMALL/MID CAP     BOND      SMALL/MID CAP
                                                               MARKET         GROWTH       INDEX          CORE
                                                             SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                             -----------  -------------  ----------  --------------
ASSETS
Investment in shares of portfolios of:
John Hancock Variable Series Trust I,
 at value............................................        $31,511,108   $46,079,732   $5,638,655    $3,600,060
Receivable from portfolio/JHVLICO....................             28,414        23,564          755       156,081
                                                             -----------   -----------   ----------    ----------
Total assets.........................................         31,539,522    46,103,296    5,639,410     3,756,141
LIABILITIES
Payable to portfolio/JHVLICO.........................             27,897        21,263          478       155,910
Asset charges payable................................                518         2,301          277           171
                                                             -----------   -----------   ----------    ----------
Total liabilities....................................             28,415        23,564          755       156,081
                                                             -----------   -----------   ----------    ----------
                                                             $31,511,107   $46,079,732   $5,638,655    $3,600,060
                                                             ===========   ===========   ==========    ==========
Net assets:
Accumulation units...................................        $31,511,107   $46,079,732   $5,638,655    $3,600,060
                                                             -----------   -----------   ----------    ----------
Total net assets.....................................        $31,511,107   $46,079,732   $5,638,655    $3,600,060
                                                             ===========   ===========   ==========    ==========
Units outstanding....................................          1,595,261     2,096,562      458,008       321,823
                                                             ===========   ===========   ==========    ==========
Unit value (accumulation)............................        $     19.75   $     21.98   $    12.31    $    11.19
                                                             ===========   ===========   ==========    ==========


                                                             REAL ESTATE    GROWTH &                   SHORT-TERM
                                                               EQUITY        INCOME       MANAGED         BOND
                                                             SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                             -----------  ------------  ------------  ------------
ASSETS
Investment in shares of portfolios of:
John Hancock Variable Series Trust I,
 at value............................................        $39,160,188  $390,390,108  $330,820,454   $23,232,140
Receivable from portfolio/JHVLICO....................             24,461        23,485        87,001         1,233
                                                             -----------  ------------  ------------   -----------
Total assets.........................................         39,184,649   390,413,593   330,907,455    23,233,373
LIABILITIES
Payable to portfolio/JHVLICO.........................             22,528         4,039        70,616            89
Asset charges payable................................              1,933        19,446        16,384         1,143
                                                             -----------  ------------  ------------   -----------
Total liabilities....................................             24,461        23,485        87,000         1,232
                                                             -----------  ------------  ------------   -----------
                                                             $39,160,188  $390,390,108  $330,820,455   $23,232,141
                                                             ===========  ============  ============   ===========
Net assets:
Accumulation units...................................        $39,160,188  $390,390,108  $330,820,455   $23,232,141
                                                             -----------  ------------  ------------   -----------
Total net assets.....................................        $39,160,188  $390,390,108  $330,820,455   $23,232,141
                                                             ===========  ============  ============   ===========
Units outstanding....................................          1,279,093     7,892,537     8,688,923     1,551,012
                                                             ===========  ============  ============   ===========
Unit value (accumulation) ...........................        $     30.62  $      49.46  $      38.07   $     14.98
                                                             ===========  ============  ============   ===========

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V

                               DECEMBER 31, 2001


                                                               SMALL CAP   INTERNATIONAL    EQUITY     HIGH YIELD     GLOBAL
                                                                 EQUITY    OPPORTUNITIES     INDEX        BOND         BOND
                                                              SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                              -----------  -------------  -----------  ----------  ------------
ASSETS
Investment in shares of portfolios of:
John Hancock Variable Series Trust I,
 at value............................................         $13,114,555   $12,265,729   $39,374,256  $3,132,780   $2,051,718
Outside trust, at value..............................                  --            --            --          --           --
Receivable from portfolio/JHVLICO....................             334,191       359,512       344,720      78,029        1,459
Total assets.........................................          13,448,746    12,625,241    39,718,976   3,210,809    2,053,177
LIABILITIES
Payable to portfolio/JHVLICO.........................             333,522       358,928       342,739      77,879        1,359
Asset charges payable................................                 669           584         1,981         150          101
                                                              -----------   -----------   -----------  ----------   ----------
Total liabilities....................................             334,191       359,512       344,720      78,029        1,460
                                                              -----------   ===========   ===========  ==========   ==========
                                                              $13,114,555   $12,265,729   $39,374,256  $3,132,780   $2,051,717
                                                              ===========   ===========   ===========  ==========   ==========
Net assets:
Accumulation units...................................         $13,114,555   $12,265,729   $39,374,256  $3,132,780   $2,051,717
                                                              -----------   -----------   -----------  ----------   ----------
Total net assets.....................................         $13,114,555   $12,265,729   $39,374,256  $3,132,780   $2,051,717
                                                              ===========   ===========   ===========  ==========   ==========
Units outstanding....................................           1,229,357     1,135,263     2,159,015     344,693      155,125
                                                              ===========   ===========   ===========  ==========   ==========
Unit value (accumulation)............................         $     10.67   $     10.80   $     18.24  $     9.09   $    13.23
                                                              ===========   ===========   ===========  ==========   ==========


                                                               TURNER        BRANDES       FRONTIER       CLIFTON
                                                                CORE      INTERNATIONAL    CAPITAL        ENHANCED      LARGE/MID
                                                               GROWTH        EQUITY      APPRECIATION   U.S. EQUITY     CAP VALUE
                                                             SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                             -----------  -------------  ------------  -------------  ------------
ASSETS
Investment in shares of portfolios of:
John Hancock Variable Series Trust I,
 at value............................................        $        --   $        --    $       --      $     --     $24,341,612
Outside trust, at value .............................         10,757,463    15,464,391     8,773,129       285,891              --
Receivable from portfolio/JHVLICO....................              4,082        12,583        10,215            14           7,303
Total assets.........................................         10,761,545    15,476,974     8,783,344       285,905      24,348,915
LIABILITIES
Payable to portfolio/JHVLICO.........................              3,543        11,820         9,780            --           6,093
Asset charges payable................................                539           762           435            14           1,210
                                                             -----------   -----------   -----------      --------     -----------
Total liabilities....................................              4,082        12,582        10,215            14           7,303
                                                             -----------   ===========   ===========      ========     ===========
                                                             $10,757,463   $15,464,392    $ 8,773129      $285,891     $24,341,612
                                                             ===========   ===========   ===========      ========     ===========
Net assets:
Accumulation units...................................        $10,757,463   $15,464,392      8,773129      $285,891     $24,341,612
                                                             -----------   -----------   ===========      ========     ===========
Total net assets.....................................        $10,757,463   $15,464,392    $ 8,773129      $285,891     $24,341,612
                                                             ===========   ===========   ===========      ========     ===========
Units outstanding....................................            609,231       997,759       396,095        27,896       1,467,717
                                                             ===========   ===========   ===========      ========     ===========
Unit value (accumulation)............................        $     17.66   $     15.50    $    22.15      $  10.25     $     16.58
                                                             ===========   ===========   ===========      ========     ===========

See accompanying notes.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE ACCOUNT V

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2001


                                                               LARGE                                  INTERNATIONAL
                                                                CAP          ACTIVE      EMERGING        EQUITY
                                                               GROWTH         BOND        MARKETS         INDEX
                                                             SUBACCOUNT     SUBACCOUNT  SUBACCOUNT     SUBACCOUNT
                                                            -------------  -----------  ------------  -------------
Investment income:
Income:
 Dividends...........................................       $    389,298   $5,205,565   $     7,915   $   642,146
                                                            ------------   ----------   -----------   -----------
Total investment income..............................            389,298    5,205,565         7,915       642,146
Expenses:
 Mortality and expense risks.........................          1,258,319      515,121        21,948       234,491
                                                            ------------   ----------   -----------   -----------
Net investment income (loss).........................           (869,021)   4,690,444       (14,033)      407,655
Realized gains (losses) on investments:
 Realized loss on sale of portfolio shares...........         (4,331,593)    (803,334)   (2,194,951)   (2,287,776)
 Realized gain distributions.........................                 --           --            --         5,063
                                                            ------------   ----------   -----------   -----------
Realized loss .......................................         (4,331,593)    (803,334)   (2,194,951)   (2,282,713)
Change in unrealized appreciation
 (depreciation) during the period....................        (40,077,463)   1,754,219     2,091,508    (7,692,300)
                                                            ------------   ----------   -----------   -----------
Net increase (decrease) in net
 assets resulting from operations....................       $(45,278,077)  $5,641,329   $  (117,476)  $(9,567,358)
                                                            ============   ==========   ===========   ===========


                                                                 SMALL                      MID
                                                                  CAP         GLOBAL        CAP
                                                                 GROWTH      BALANCED      GROWTH
                                                               SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                              ------------  ----------  ------------
Investment income:
Income:
 Dividends...........................................         $        --   $  18,170   $         --
                                                              -----------   ---------   ------------
Total investment income..............................                  --      18,170             --
Expenses:
 Mortality and expense risks.........................             150,274       8,571        243,081
                                                              -----------   ---------   ------------
Net investment income (loss).........................            (150,274)      9,599       (243,081)
Realized gains (losses) on investments:
 Realized loss on sale of portfolio shares...........          (1,336,896)    (42,358)    (9,301,255)
 Realized gain distributions.........................                  --          --             --
                                                              -----------   ---------   ------------
Realized loss........................................          (1,336,896)    (42,358)    (9,301,255)
Change in unrealized depreciation during
 the period..........................................          (2,814,230)    (70,403)   (12,144,759)
                                                              -----------   ---------   ------------
Net decrease in net assets resulting from
 operations..........................................         $(4,301,400)  $(103,162)  $(21,689,095)
                                                              ===========   =========   ============

See accompanying notes.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE ACCOUNT V

                      FOR THE YEAR ENDED DECEMBER 31, 2001



                                                          LARGE                     SMALL/MID
                                                           CAP          MONEY          CAP          BOND
                                                          VALUE         MARKET        GROWTH        INDEX
                                                        SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                        ----------    ----------   ------------  ------------
Investment income:
Income:
 Dividends ............................................  $ 401,861    $1,091,579  $          --      $329,986
                                                         ---------    ----------    -----------      --------
Total investment income ...............................    401,861     1,091,579             --       329,986
Expenses:
 Mortality and expense risks ..........................    153,740       176,190        277,814        34,374
                                                         ---------    ----------    -----------      --------
Net investment income (loss) ..........................    248,121       915,389       (277,814)      295,612
Realized gains (losses) on investments:
 Realized gain (loss) on sale of portfolio shares .....   (115,328)           --     (2,327,150)      202,376
 Realized gain distributions ..........................    410,079            --             --         9,196
                                                         ---------    ----------    -----------      --------
Realized gain (loss) ..................................    294,751            --     (2,327,150)      211,572
Change in unrealized appreciation (depreciation)
 during the period ....................................   (311,399)           --      3,573,552       (50,116)
                                                         ---------    ----------    -----------      --------
Net increase in net assets resulting from operations...  $ 231,473    $  915,389    $   968,588      $457,068
                                                         =========    ==========    ===========      ========

                                                       SMALL/MID      REAL
                                                          CAP        ESTATE
                                                         CORE        EQUITY     GROWTH & INCOME
                                                       SUBACCOUNT  SUBACCOUNT     SUBACCOUNT
                                                       ----------  -----------  ---------------
Investment income:
Income:
 Dividends ............................................  $   8,245   $ 1,632,602   $  2,058,854
                                                         ---------   -----------   ------------
Total investment income................................      8,245     1,632,602      2,058,854
Expenses:
 Mortality and expense risks ..........................      8,978       226,650      2,569,298
                                                         ---------   -----------   ------------
Net investment income (loss) ..........................       (733)    1,405,952       (510,444)
Realized gains (losses) on investments:
 Realized gain (loss) on sale of
  portfolio shares ....................................   (134,431)      553,374     (8,299,373)
 Realized gain distributions ..........................         --     1,166,827             --
                                                         ---------   -----------   ------------
Realized gain (loss) ..................................   (134,431)    1,720,201     (8,299,373)
Change in unrealized appreciation
 (depreciation) during the period .....................    219,219    36,016,588    (70,074,329)
                                                         ---------   -----------   ------------
Net increase (decrease) in net assets resulting
 from operations ......................................  $  84,055   $39,142,741   $(78,884,146)
                                                         =========   ===========   ============

See accompanying notes.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE ACCOUNT V

                      FOR THE YEAR ENDED DECEMBER 31, 2001


                                                                               SHORT-TERM    SMALL CAP    INTERNATIONAL
                                                                  MANAGED         BOND         EQUITY     OPPORTUNITIES
                                                                 SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                                                -------------  -----------  ------------   ------------
Investment income:
Income:
 Dividends ....................................................  $  7,209,728   $1,178,091   $     7,799    $    70,449
                                                                 ------------   ----------   -----------    -----------
Total investment income .......................................     7,209,728    1,178,091         7,799         70,449
Expenses:
 Mortality and expense risks ..................................     2,033,868      128,403        55,017         58,174
                                                                 ------------   ----------   -----------    -----------
Net investment income (loss) ..................................     5,175,860    1,049,688       (47,218)        12,275
Realized gains (losses) on investments:
 Realized loss on sale of portfolio shares ....................    (1,904,466)     (19,918)   (1,346,489)      (489,348)
 Realized gain distributions ..................................     1,729,986           --            --             --
                                                                 ------------   ----------   -----------    -----------
Realized loss .................................................      (174,480)     (19,918)   (1,346,489)      (489,348)
Change in unrealized appreciation (depreciation)
 during the period ............................................   (17,264,856)     426,282     1,244,527     (1,833,804)
                                                                 ------------   ----------   -----------    -----------
Net increase (decrease) in net assets resulting
 from operations ..............................................  $(12,263,476)  $1,456,052   $  (149,180)   $(2,310,877)
                                                                 ============   ==========   ===========    ===========

                                                                    EQUITY      HIGH YIELD      GLOBAL
                                                                    INDEX          BOND          BOND
                                                                  SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                                 ------------   ----------    ----------
Investment income:
Income:
 Dividends ....................................................  $    539,843   $  171,846   $   163,541
                                                                 ------------   ----------   -----------
Total investment income .......................................       539,843      171,846       163,541
Expenses:
 Mortality and expense risks ..................................       273,066       10,886        63,206
                                                                 ------------   ----------   -----------
Net investment income (loss) ..................................       266,777      160,960       100,335
Realized gains (losses) on investments:
 Realized gain (loss) on sale of portfolio shares .............    (1,755,552)    (138,021)      115,770
 Realized gain distributions ..................................     1,285,403           --            --
                                                                 ------------   ----------   -----------
Realized gain (loss) ..........................................      (470,149)    (138,021)      115,770
Change in unrealized depreciation during
 the period ...................................................    (6,416,437)     (73,782)     (247,535)
                                                                 ------------   ----------   -----------
Net decrease in net assets resulting
 from operations ..............................................  $ (6,619,809)  $  (50,843)  $   (31,430)
                                                                 ============   ==========   ===========



See accompanying notes.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE ACCOUNT V

                FOR THE YEAR AND PERIOD ENDED DECEMBER 31, 2001


                                                                                            CLIFTON
                                                  TURNER         BRANDES       FRONTIER     ENHANCED     LARGE/MID
                                                   CORE       INTERNATIONAL    CAPITAL        U.S.          CAP
                                                  GROWTH         EQUITY      APPRECIATION    EQUITY        VALUE
                                                SUBACCOUNT     SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT*
                                                -----------   -------------  ------------  ----------   -----------
Investment income:
Income:
 Dividends ..................................   $    11,241   $   198,842    $        --   $ 13,340      $  3,590
                                                -----------   -----------    -----------   --------      --------
Total investment income .....................        11,241       198,842             --     13,340         3,590
Expenses:
Mortality and expense risks .................        28,589        94,785         78,587      2,398         4,787
                                                -----------   -----------    -----------   --------      --------
Net investment income (loss) ................       (17,348)      104,057        (78,587)    10,942        (1,197)
Realized gains (losses) on investments:
 Realized gain (loss) on sale
  of portfolio shares .......................    (2,095,762)       (5,992)       605,732    (78,033)            4
 Realized gain distributions ................            --       597,420        121,920         --            --
                                                -----------   -----------    -----------   --------      --------
Realized gain (loss) ........................    (2,095,762)      591,428        727,652    (78,033)            4
Change in unrealized appreciation
 (depreciation) during the period ...........       432,315    (3,389,640)    (1,181,446)     1,662       149,533
                                                -----------   -----------    -----------   --------      --------
Net increase (decrease) in net assets
 resulting from operations ..................   $(1,680,795)  $(2,694,155)   $  (532,381)  $(65,429)     $148,340
                                                ===========   ===========    ===========   ========      ========

See accompanying notes.

*       From December 18, 2001 (commencement of operations).

                 JOHN HANCOCK VARIABLE LIFE INSURANCE ACCOUNT V

                      STATEMENTS OF CHANGES IN NET ASSETS

                        FOR THE YEARS ENDED DECEMBER 31,


                                       LARGE CAP GROWTH SUBACCOUNT                     ACTIVE BOND SUBACCOUNT
                              ---------------------------------------------  ---------------------------------------------
                                  2001           2000            1999            2001           2000            1999
                              -------------  --------------  --------------  -------------  -------------  ---------------
Increase (decrease) in
 net assets from
 operations:
 Net investment
  income (loss) .............   $   (869,021)  $  38,650,900   $  47,933,385   $  4,690,444   $  5,051,632    $  5,726,204
 Realized gains
  (losses) ..................     (4,331,593)     13,963,641      37,974,300       (803,334)    (3,176,902)        137,370
 Change in
  unrealized
  appreciation
  (depreciation)
  during the period .........    (40,077,463)   (110,209,036)    (20,089,860)     1,754,219      6,035,070      (7,170,609)
                                ------------   -------------   -------------   ------------   ------------    ------------
Net increase
  (decrease) in net
  assets resulting from
  operations ................    (45,278,077)    (57,594,495)     65,817,825      5,641,329      7,909,800      (1,307,035)
Policy transactions:
 Net premiums from
  policyholders .............     36,853,746      54,889,653      47,366,436     22,214,633     13,736,806      14,339,968
 Net transfers to
  policyholders for
  benefits and
  terminations ..............    (41,147,329)    (66,111,627)   (109,055,989)   (23,601,327)   (18,846,671)    (15,723,809)
                                ------------   -------------   -------------   ------------   ------------    ------------
Net decrease in net
 assets resulting from
 policy transactions ........     (4,293,583)    (11,221,974)    (61,689,553)    (1,386,694)    (5,109,865)     (1,383,841)
                                ------------   -------------   -------------   ------------   ------------    ------------
Total increase
 (decrease) in net
 assets .....................    (49,571,660)    (68,816,469)      4,128,272      4,254,635      2,799,935      (2,690,876)
Net assets at
 beginning of period ........    253,368,318     322,184,787     318,056,515     85,889,620     83,089,685      85,780,561
                                ------------   -------------   -------------   ------------   ------------    ------------
Net assets at end of
 period .....................   $203,796,658   $ 253,368,318   $ 322,184,787   $ 90,144,255   $ 85,889,620    $ 83,089,685
                                ============   =============   =============   ============   ============    ============

See accompanying notes.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE ACCOUNT V

                      STATEMENTS OF CHANGES IN NET ASSETS

                        FOR THE YEARS ENDED DECEMBER 31,


                                     EMERGING MARKETS SUBACCOUNT                 INTERNATIONAL EQUITY INDEX
                               ---------------------------------------   ------------------------------------------
                                  2001          2000          1999           2001           2000            1999
                               ------------  ------------  ------------  -------------  -------------  ------------
Increase (decrease) in net
 assets from operations:
 Net investment income
   (loss) .................... $   (14,033)  $   309,946   $   117,234   $    407,655   $  2,163,589    $  1,587,266
 Realized gains (losses) .....  (2,194,951)       86,013       288,630     (2,282,713)       857,681         423,295
 Change in unrealized
  appreciation
  (depreciation) during
  the period .................   2,091,508    (3,177,373)      475,390     (7,692,300)   (13,361,929)     11,546,984
                               -----------   -----------   -----------   ------------   ------------    ------------
Net increase (decrease) in
 net assets resulting from
 operations ..................    (117,476)   (2,781,414)      881,254     (9,567,358)   (10,340,659)     13,557,545
Policy transactions:
 Net premiums from
  policyholders ..............   3,973,114     6,899,241     2,935,233      6,070,323     10,081,222      12,752,321
 Net transfers to
  policyholders for
  benefits and
  terminations ...............  (2,211,759)   (2,748,097)   (1,260,627)   (10,672,550)   (11,796,304)    (11,265,586)
                               -----------   -----------   -----------   ------------   ------------    ------------
Net increase (decrease) in
 net assets resulting from
 policy transactions .........   1,761,355     4,151,144     1,674,606     (4,602,227)    (1,715,082)      1,486,735
                               -----------   -----------   -----------   ------------   ------------    ------------
Total increase (decrease) in
 net assets ..................   1,643,879     1,369,730     2,555,860    (14,169,585)   (12,055,741)     15,044,280
Net assets at beginning of
 period ......................   3,927,279     2,557,549         1,689     47,313,463     59,369,204      44,324,924
                               -----------   -----------   -----------   ------------   ------------    ------------
Net assets at end of period .. $ 5,571,158   $ 3,927,279   $ 2,557,549   $ 33,143,878   $ 47,313,463    $ 59,369,204
                               ===========   ===========   ===========   ============   ============    ============

See accompanying notes.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE ACCOUNT V

                        FOR THE YEARS ENDED DECEMBER 31,


                                              SMALL CAP GROWTH SUBACCOUNT               GLOBAL BALANCED SUBACCOUNT
                                       -----------------------------------------   ------------------------------------
                                           2001            2000          1999          2001        2000         1999
                                       -------------  -------------  -----------   -----------  -----------  ----------
Increase (decrease) in net assets
 from operations:
 Net investment income (loss)........  $   (150,274)  $  2,896,903   $ 3,262,565   $    9,599   $   63,539    $  139,324
 Realized gains (losses).............    (1,336,896)     2,186,202     1,209,833      (42,358)     (22,619)         (975)
 Change in unrealized appreciation
  (depreciation) during the period...    (2,814,230)   (16,081,464)    5,952,186      (70,403)    (205,031)      (61,234)
                                       ------------   ------------   -----------   ----------   ----------    ----------
Net increase (decrease) in net
 assets resulting from operations....    (4,301,400)   (10,998,359)   10,424,584     (103,162)    (164,111)       77,115
Policy transactions:
 Net premiums from policyholders.....     7,392,599     28,287,019     9,698,604      289,808      298,759       408,648
 Net transfers to policyholders
  for benefits and terminations......   (12,961,087)   (12,400,349)   (6,196,218)    (275,379)    (392,672)     (457,724)
                                       ------------   ------------   -----------   ----------   ----------    ----------
Net increase (decrease) in net
 assets resulting from policy
 transactions........................    (5,568,488)    15,886,670     3,502,386       14,429      (93,913)      (49,076)
                                       ------------   ------------   -----------   ----------   ----------    ----------
Total increase (decrease) in net
 assets..............................    (9,869,888)     4,888,311    13,926,970      (88,733)    (258,024)       28,039
Net assets at beginning of period....    32,301,346     27,413,035    13,486,065    1,501,116    1,759,140     1,731,101
                                       ------------   ------------   -----------   ----------   ----------    ----------
Net assets at end of period..........  $ 22,431,458   $ 32,301,346   $27,413,035   $1,412,383   $1,501,116    $1,759,140
                                       ============   ============   ===========   ==========   ==========    ==========

See accompanying notes.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE ACCOUNT V

                        FOR THE YEARS ENDED DECEMBER 31,



                                        MID CAP GROWTH SUBACCOUNT                  LARGE CAP VALUE SUBACCOUNT
                                -----------------------------------------   -----------------------------------------
                                    2001           2000          1999            2001           2000         1999
                                -------------  -------------  -----------   --------------  ------------  -----------
Increase (decrease) in net
 assets from operations:
 Net investment income
  (loss)......................  $   (243,081)  $  8,828,351   $ 5,773,840   $    248,121    $ 1,029,427    $   948,071
 Realized gains (losses)......    (9,301,255)     3,515,795     2,379,524        294,751        (67,274)       590,392
 Change in unrealized
  appreciation
  (depreciation) during the
  period......................   (12,144,759)   (45,322,671)   17,416,514       (311,399)     1,274,803     (1,512,713)
                                ------------   ------------   -----------   ------------    -----------    -----------
Net increase (decrease) in
 net assets resulting from
 operations...................   (21,689,095)   (32,978,525)   25,569,878        231,473      2,236,956         25,750
Policy transactions:
 Net premiums from
  policyholders...............    15,381,590     51,983,806    31,236,463     21,787,868      6,875,181     10,870,610
 Net transfers to
  policyholders for benefits
  and terminations............   (18,473,374)   (21,262,560)   (9,304,845)   (10,638,774)    (3,903,885)    (5,528,175)
                                ------------   ------------   -----------   ------------    -----------    -----------
Net increase (decrease) in
 net assets resulting from
 policy transactions..........    (3,091,784)    30,721,246    21,931,618     11,149,094      2,971,296      5,342,435
                                ------------   ------------   -----------   ------------    -----------    -----------
Total increase (decrease)
 in net assets................   (24,780,879)    (2,257,279)   47,501,496     11,380,567      5,208,252      5,368,185
Net assets at beginning of
 period.......................    56,463,860     58,721,139    11,219,643     21,293,412     16,085,160     10,716,975
                                ------------   ------------   -----------   ------------    -----------    -----------
Net assets at end of period...  $ 31,682,981   $ 56,463,860   $58,721,139   $ 32,673,979    $21,293,412    $16,085,160
                                ============   ============   ===========   ============    ===========    ===========

See accompanying notes.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE ACCOUNT V

                        FOR THE YEARS ENDED DECEMBER 31,


                                       MONEY MARKET SUBACCOUNT                  SMALL/MID CAP GROWTH SUBACCOUNT
                              ------------------------------------------   ------------------------------------------
                                  2001           2000           1999           2001           2000            1999
                              -------------  -------------  ------------   -------------  -------------  ------------
Increase (decrease) in
 net assets from operations:
 Net investment income
  (loss)....................  $    915,389   $  1,447,468   $  1,101,968   $   (277,814)  $  4,895,741    $  6,853,630
 Realized gains (losses)....            --             --             --     (2,327,150)    (1,089,616)        332,328
 Change in unrealized
  appreciation
  (depreciation) during the
  period....................            --             --             --      3,573,552         68,468      (5,168,619)
                              ------------   ------------   ------------   ------------   ------------    ------------
Net increase (decrease)in
 net assets resulting from
 operations.................       915,389      1,447,468      1,101,968        968,588      3,874,593       2,017,339
Policy transactions:
 Net premiums from
  policyholders.............    29,323,498     26,319,480     38,178,810      9,462,657     11,645,454      12,408,208
 Net transfers to
  policyholders for
  benefits and
  terminations..............   (22,983,959)   (36,158,783)   (27,659,025)   (14,920,336)   (11,732,163)    (13,127,845)
                              ------------   ------------   ------------   ------------   ------------    ------------
Net increase (decrease)
 in net assets resulting
 from policy transactions...     6,339,539     (9,839,303)    10,519,785     (5,457,679)       (86,709)       (719,637)
                              ------------   ------------   ------------   ------------   ------------    ------------
Total increase (decrease)
 in net assets..............     7,254,928     (8,391,835)    11,621,753     (4,489,091)     3,787,884       1,297,702
Net assets at beginning of
 period.....................    24,256,179     32,648,014     21,026,261     50,568,823     46,780,939      45,483,237
                              ------------   ------------   ------------   ------------   ------------    ------------
Net assets at end of
 period.....................  $ 31,511,107   $ 24,256,179   $ 32,648,014   $ 46,079,732   $ 50,568,823    $ 46,780,939
                              ============   ============   ============   ============   ============    ============

See accompanying notes.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE ACCOUNT V

                        FOR THE YEARS ENDED DECEMBER 31,


                                  BOND INDEX SUBACCOUNT                SMALL/MID CAP CORE SUBACCOUNT
                          -------------------------------------   --------------------------------------
                              2001          2000         1999         2001          2000         1999
                          ------------  -----------  ----------   ------------  ------------  ----------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
  (loss)................. $   295,612   $  161,110   $   75,024   $      (733)  $    40,118    $ 16,601
 Realized gains
  (losses)...............     211,572      (32,913)      (8,489)     (134,431)      (76,351)      1,450
 Change in unrealized
  appreciation
  (depreciation)
  during the period......     (50,116)     165,115      (91,357)      219,219       (63,933)     10,057
                          -----------   ----------   ----------   -----------   -----------    --------
Net increase
 (decrease) in net
 assets resulting from
 operations..............     457,068      293,312      (24,822)       84,055      (100,166)     28,108
Policy transactions:
 Net premiums from
  policyholders..........   7,217,306    1,372,731    2,363,570     4,471,865     3,014,670     126,096
 Net transfers to
  policyholders for
  benefits and
  terminations...........  (5,692,021)    (226,896)    (125,783)   (2,053,070)   (2,016,833)    (10,705)
                          -----------   ----------   ----------   -----------   -----------    --------
Net increase in net
 assets resulting from
 policy transactions.....   1,525,285    1,145,835    2,237,787     2,418,795       997,837     115,391
                          -----------   ----------   ----------   -----------   -----------    --------
Total increase in net
 assets..................   1,982,353    1,439,147    2,212,965     2,502,850       897,671     143,499
Net assets at
 beginning of period.....   3,656,302    2,217,155        4,190     1,097,210       199,539      56,040
                          -----------   ----------   ----------   -----------   -----------    --------
Net assets at end of
 period.................. $ 5,638,655   $3,656,302   $2,217,155   $ 3,600,060   $ 1,097,210    $199,539
                          ===========   ==========   ==========   ===========   ===========    ========

See accompanying notes.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE ACCOUNT V

                        FOR THE YEARS ENDED DECEMBER 31,


                                   REAL ESTATE EQUITY SUBACCOUNT                  GROWTH & INCOME SUBACCOUNT
                              ----------------------------------------   -------------------------------------------
                                  2001           2000          1999           2001            2000           1999
                              ------------  -------------  -----------   -------------  --------------  ------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
  (loss)....................  $ 1,405,952   $  3,430,956   $ 1,928,671   $    (510,444)  $  93,412,099    $ 68,619,707
 Realized gains (losses)....    1,720,201        551,917       552,631      (8,299,373)     27,968,569      19,517,399
 Change in unrealized
  appreciation
  (depreciation) during
  the period................   36,016,588    (31,539,358)   (3,233,362)    (70,074,329)   (204,224,080)     (2,623,478)
                              -----------   ------------   -----------   -------------   -------------    ------------
Net increase (decrease)
 in net assets resulting
 from operations............   39,142,741    (27,556,485)     (752,060)    (78,884,146)    (82,843,412)     85,513,628
Policy transactions:
 Net premiums from
  policyholders.............    5,867,925      9,319,993     7,015,135      60,777,903      75,414,768      91,655,386
 Net transfers to
  policyholders for
  benefits and
  terminations..............   (9,989,456)    (8,819,816)   (9,317,401)   (109,583,171)   (108,674,191)    (95,299,988)
                              -----------   ------------   -----------   -------------   -------------    ------------
Net increase (decrease)
 in net assets resulting
 from policy transactions...   (4,121,531)       500,177    (2,302,266)    (48,805,268)    (33,259,423)     (3,644,602)
                              -----------   ------------   -----------   -------------   -------------    ------------
Total increase (decrease)
 in net assets..............   35,021,210    (27,056,308)   (3,054,326)   (127,689,414)   (116,102,835)     81,869,026
Net assets at beginning
 of period..................    4,138,978     31,195,286    34,249,612     518,079,522     634,182,357     552,313,331
                              -----------   ------------   -----------   -------------   -------------    ------------
Net assets at end of
 period.....................  $39,160,188   $  4,138,978   $31,195,286   $ 390,390,108   $ 518,079,522    $634,182,357
                              ===========   ============   ===========   =============   =============    ============

See accompanying notes.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE ACCOUNT V

                        FOR THE YEARS ENDED DECEMBER 31,

                                             MANAGED SUBACCOUNT                      SHORT-TERM BOND SUBACCOUNT
                                 -------------------------------------------   -----------------------------------------
                                     2001           2000           1999           2001          2000           1999
                                 -------------  -------------  --------------  ------------  ------------  -------------
Increase (decrease) in net
 assets from operations:
 Net investment
  income ......................  $  5,175,860   $ 37,341,926   $  35,784,797   $ 1,049,688   $   274,099    $   294,264
 Realized gains
  (losses) ...................       (174,480)     8,661,659      23,586,754       (19,918)      (30,464)       (61,939)
 Change in unrealized
  appreciation
  (depreciation) during the
  period ......................   (17,264,856)   (48,468,002)    (25,338,032)      426,282       103,515       (116,293)
                                 ------------   ------------   -------------   -----------   -----------    -----------
Net increase (decrease) in
 net assets resulting from
 operations ...................   (12,263,476)    (2,464,417)     34,033,519     1,456,052       347,150        116,032
Policy transactions:
 Net premiums from
  policyholders ...............    41,254,989     44,570,368      54,900,113    18,807,989     1,436,061      2,276,021
 Net transfers to
  policyholders for
  benefits and terminations ...   (62,161,027)   (76,167,094)   (141,629,545)   (2,471,958)   (1,029,407)    (3,751,891)
                                 ------------   ------------   -------------   -----------   -----------    -----------
Net increase (decrease) in
 net assets resulting from
 policy transactions ..........   (20,906,038)   (31,596,726)    (86,729,432)   16,336,031       406,654     (1,475,870)
                                 ------------   ------------   -------------   -----------   -----------    -----------
Total increase in net
 assets .......................   (33,169,514)   (34,061,143)    (52,695,913)   17,792,083       753,804     (1,359,838)
Net assets at beginning of
 period .......................   363,989,969    398,051,112     450,747,025     5,440,058     4,686,254      6,046,092
                                 ------------   ------------   -------------   -----------   -----------    -----------
Net assets at end of
 period .......................  $330,820,455   $363,989,969   $ 398,051,112   $23,232,141   $ 5,440,058    $ 4,686,254
                                 ============   ============   =============   ===========   ===========    ===========

See accompanying notes.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE ACCOUNT V

                        FOR THE YEARS ENDED DECEMBER 31,

                                         SMALL CAP EQUITY SUBACCOUNT          INTERNATIONAL OPPORTUNITIES SUBACCOUNT
                                   ---------------------------------------   -----------------------------------------
                                      2001          2000          1999          2001          2000            1999
                                   ------------  ------------  ------------  ------------  ------------  -------------
Increase (decrease) in net
 assets from operations:
 Net investment income (loss) ...  $   (47,218)  $   620,676   $   182,176   $    12,275   $   678,820    $    716,272
 Realized gains (losses) ........   (1,346,489)     (764,884)     (497,642)     (489,348)      377,785       1,471,214
 Change in unrealized
  appreciation (depreciation)
  during the period .............    1,244,527      (708,932)      (88,006)   (1,833,804)   (3,243,921)      1,149,372
                                   -----------   -----------   -----------   -----------   -----------    ------------
Net increase (decrease) in
 net assets resulting from
 operations .....................     (149,180)     (853,140)     (403,472)   (2,310,877)   (2,187,316)      3,336,858
Policy transactions:
 Net premiums from
  policyholders .................    9,073,965     3,929,567     4,969,799     6,544,807     6,155,623       3,603,306
 Net transfers to
  policyholders for benefits
  and terminations ..............   (4,293,289)   (4,838,878)   (4,194,616)   (3,949,443)   (3,045,939)    (12,969,789)
                                   -----------   -----------   -----------   -----------   -----------    ------------
Net increase (decrease) in
 net assets resulting from
 policy transactions ............    4,780,676      (909,311)      775,183     2,595,364     3,109,684      (9,366,483)
                                   -----------   -----------   -----------   -----------   -----------    ------------
Total increase (decrease) in
 net assets .....................    4,631,496    (1,762,451)      371,711       284,487       922,368      (6,029,625)
Net assets at beginning of
 period .........................    8,483,059    10,245,510     9,873,799    11,981,242    11,058,874      17,088,499
                                   -----------   -----------   -----------   -----------   -----------    ------------
Net assets at end of period .....  $13,114,555   $ 8,483,059   $10,245,510   $12,265,729   $11,981,242    $ 11,058,874
                                   ===========   ===========   ===========   ===========   ===========    ============

See accompanying notes.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE ACCOUNT V

                        FOR THE YEARS ENDED DECEMBER 31,

                                                  EQUITY INDEX SUBACCOUNT                  HIGH YIELD BOND SUBACCOUNT
                                         ------------------------------------------   --------------------------------------
                                             2001           2000           1999          2001          2000         1999
                                         -------------  -------------  -------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from operations:
 Net investment income ................  $    266,777   $  2,145,438   $  1,615,313   $   160,960   $   40,284    $   7,149
 Realized gains (losses) ..............      (470,149)     2,129,475      1,761,823      (138,021)     (13,665)      (4,898)
 Change in unrealized
  appreciation (depreciation)
  during the period ...................    (6,416,437)    (9,056,537)     3,255,121       (73,782)     (95,996)        (611)
                                         ------------   ------------   ------------   -----------   ----------    ---------
Net increase (decrease) in net
 assets resulting from operations .....    (6,619,809)    (4,781,624)     6,632,257       (50,843)     (69,377)       1,640
Policy transactions:
 Net premiums from policyholders ......    19,311,218     23,190,468     21,134,600     3,451,289    1,161,570      270,875
 Net transfers to policyholders
  for benefits and terminations. ......   (22,571,178)   (13,115,704)   (10,605,541)   (1,339,660)    (182,265)    (112,214)
                                         ------------   ------------   ------------   -----------   ----------    ---------
Net increase (decrease) in net
 assets resulting from policy
 transactions .........................    (3,259,960)    10,074,764     10,529,059     2,111,629      979,305      158,661
                                         ------------   ------------   ------------   -----------   ----------    ---------
Total increase (decrease) in net
 assets ...............................    (9,879,769)     5,293,140     17,161,316     2,060,786      909,928      160,301
Net assets at beginning of period .....    49,254,025     43,960,885     26,799,569     1,071,994      162,066        1,765
                                         ------------   ------------   ------------   -----------   ----------    ---------
Net assets at end of period ...........    39,374,256   $ 49,254,025   $ 43,960,885   $ 3,132,780   $1,071,994    $ 162,066
                                         ============   ============   ============   ===========   ==========    =========

See accompanying notes.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE ACCOUNT V

                        FOR THE YEARS ENDED DECEMBER 31,

                                                GLOBAL BOND SUBACCOUNT                 TURNER CORE GROWTH SUBACCOUNT
                                       ----------------------------------------   -----------------------------------------
                                           2001          2000          1999          2001          2000           1999
                                       -------------  ------------  ------------  ------------  ------------  -------------
Increase (decrease) in net
 assets from operations:
 Net investment income (loss) ......   $    100,335   $   596,162   $   363,760   $   (17,348)  $   247,121    $   228,143
 Realized gains (losses) ...........        115,770       (92,459)          959    (2,095,762)      421,153        411,650
 Change in unrealized
  appreciation (depreciation)
  during the period ................       (247,535)      581,727      (578,510)      432,315      (858,941)        25,769
                                       ------------   -----------   -----------   -----------   -----------    -----------
Net increase (decrease) in net
 assets resulting from
 operations ........................        (31,430)    1,085,430      (213,791)   (1,680,795)     (190,667)       665,562
Policy transactions:
 Net premiums from
  policyholders ....................      6,290,702     3,389,752     6,601,235    15,283,161     1,054,604      1,780,115
 Net transfers to policyholders
  for benefits and terminations ....    (15,831,775)   (2,271,509)   (1,575,307)   (4,661,542)   (1,936,697)    (2,330,735)
                                       ------------   -----------   -----------   -----------   -----------    -----------
Net increase (decrease) in net
 assets resulting from policy
 transactions ......................     (9,541,073)    1,118,243     5,025,928    10,621,619      (882,093)      (550,620)
                                       ------------   -----------   -----------   -----------   -----------    -----------
Total increase (decrease) in
 net assets ........................     (9,572,503)    2,203,673     4,812,137     8,940,824    (1,072,760)       114,942
Net assets at beginning of
 period ............................     11,624,220     9,420,547     4,608,410     1,816,639     2,889,399      2,774,457
                                       ------------   -----------   -----------   -----------   -----------   ------------
Net assets at end of period ........   $  2,051,717   $11,624,220   $ 9,420,547   $10,757,463   $ 1,816,639    $ 2,889,399
                                       ============   ===========   ===========   ===========   ===========    ===========

See accompanying notes.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE ACCOUNT V

                        FOR THE YEARS ENDED DECEMBER 31,


                                                 BRANDES INTERNATIONAL                       FRONTIER CAPITAL
                                                   EQUITY SUBACCOUNT                      APPRECIATION SUBACCOUNT
                                        ----------------------------------------  -----------------------------------------
                                           2001          2000          1999          2001          2000           1999
                                        ------------  ------------  ------------  ------------  ------------  -------------
Increase (decrease) in net
 assets from operations:
 Net investment income (loss) ......    $   104,057   $ 1,176,812   $   364,838   $   (78,587)  $ 3,596,446    $   307,548
 Realized gains (losses) ...........        591,428        98,894        40,298       727,652       553,821        161,229
 Change in unrealized
  appreciation (depreciation)
  during the period ................     (3,389,640)     (579,084)    1,857,041    (1,181,446)   (3,349,407)     3,089,604
                                        -----------   -----------   -----------   -----------   -----------    -----------
Net increase (decrease) in net
 assets resulting from
 operations ........................     (2,694,155)      696,622     2,262,177      (532,381)      800,860      3,558,381
Policy transactions:
 Net premiums from
  policyholders ....................      7,639,839     2,760,441     8,879,281     3,007,136     2,835,021      3,638,304
 Net transfers to policyholders
  for benefits and terminations ....     (5,104,437)     (237,781)      (92,663)   (8,452,558)   (1,545,080)    (1,766,348)
                                        -----------   -----------   -----------   -----------   -----------    -----------
Net increase (decrease) in net
 assets resulting from policy
 transactions ......................      2,535,402     2,522,660     8,786,618    (5,445,422)    1,289,941      1,871,956
                                        -----------   -----------   -----------   -----------   -----------    -----------
Total increase (decrease) in
 net assets ........................       (158,753)    3,219,282    11,048,795    (5,977,803)    2,090,801      5,430,337
Net assets at beginning of
 period ............................     15,623,145    12,403,863     1,355,068    14,750,932    12,660,131      7,229,794
                                        -----------   -----------   -----------   -----------   -----------    -----------
Net assets at end of period ........    $15,464,392   $15,623,145   $12,403,863   $ 8,773,129   $14,750,932    $12,660,131
                                        ===========   ===========   ===========   ===========   ===========    ===========

See accompanying notes.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE ACCOUNT V

                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                                                                       CLIFTON ENHANCED             LARGE/MID CAP
                                                                    U.S. EQUITY SUBACCOUNT         VALUE SUBACCOUNT
                                                                -------------------------------    -----------------
                                                                  2001        2000      1999*           2001**
                                                                ---------   --------   --------    -----------------
Increase (decrease) in net assets from operations:
 Net investment income (loss) ................................  $  10,942   $ 27,402   $    (22)      $    (1,197)
 Realized gains (losses) .....................................    (78,033)    (1,090)      (746)                4
 Change in unrealized appreciation (depreciation) during
  the period .................................................      1,662    (50,312)        --           149,533
                                                                ---------   --------   --------       -----------
Net increase (decrease) in net assets resulting from
  operations .................................................    (65,429)   (24,000)      (768)          148,340
Policy transactions:
 Net premiums from policyholders .............................    516,584    231,162     19,988         8,346,875
 Net transfers between subaccounts ...........................         --         --         --        16,542,520
 Net transfers to policyholders for benefits and
  terminations ...............................................   (363,629)    (8,797)   (19,220)         (696,123)
                                                                ---------   --------   --------       -----------
Net increase (decrease) in net assets resulting
 from policy transactions ....................................    152,955    222,365        768        24,193,272
                                                                ---------   --------   --------       -----------
Total increase (decrease) in net assets ......................     87,526    198,365         --        24,341,612
Net assets at beginning of period ............................    198,365         --         --                --
                                                                ---------   --------   --------       -----------
Net assets at end of period ..................................  $ 285,891   $198,365   $     --       $24,341,612
                                                                =========   ========   ========       ===========

 * From August 18, 1999 (commencement of operations).

** From December 18, 2001 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT V

                              NOTES TO FINANCIALS

                               DECEMBER 31, 2001

1.  ORGANIZATION

     John Hancock Variable Life Account V (the Account) is a separate investment account of John Hancock Variable Life Insurance Company (JHVLICO), a wholly-owned subsidiary of John Hancock Life Insurance Company (John Hancock). The Account was formed to fund variable life insurance policies (Policies) issued by JHVLICO. Currently, the Account funds Flex V Class #1 and Flex II Class #2. The Account is operated as a unit investment trust registered under the Investment Company Act of 1940, as amended, and currently consists of twenty-six subaccounts. The assets of each subaccount are invested exclusively in shares of a corresponding Portfolio of John Hancock Variable Series Trust I (the Trust) and other outside investment trusts (Outside Trust). New subaccounts may be added as new Portfolios are added to the Trust or to the Outside Trust, or as other investment options are developed and made available to policyholders. The twenty-six Portfolios of the Trust and the Outside Trust which are currently available are the Large Cap Growth, Active Bond, Emerging Markets (formerly Emerging Markets Equity), International Equity Index, Small Cap Growth, Global Balanced, Mid Cap Growth, Large Cap Value, Money Market, Small/Mid Cap Growth, Bond Index, Small/Mid Cap CORE, Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Small Cap Equity, International Opportunities, Equity Index, High Yield Bond, Global Bond, Turner Core Growth, Brandes International Equity, Frontier Capital Appreciation, Clifton Enhanced U.S. Equity and Large/Mid Cap Value Portfolios. Each portfolio has a different investment objective.

     The net assets of the Account may not be less than the amount required under state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in JHVLICO's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

     The assets of the Account are the property of JHVLICO. The portion of the Account's assets applicable to the policies may not be charged with liabilities arising out of any other business JHVLICO may conduct.

2.  SIGNIFICANT ACCOUNTING POLICIES

 Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

 Valuation of Investments

     Investment in shares of the Trust and the Outside Trust are valued at the reported net asset values of the respective Portfolios. Investment transactions are recorded on the trade date. Dividend income is recognized on the ex-dividend date. Realized gains and losses on sales of respective Portfolios shares are determined on the basis of identified cost.

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

 Federal Income Taxes

     The operations of the Account are included in the federal income tax return of JHVLICO, which is taxed as a life insurance company under the Internal Revenue Code. JHVLICO has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the Contracts funded in the Account. Currently, JHVLICO does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.

 Expenses

     JHVLICO assumes mortality and expense risks of the variable life insurance policies for which asset charges are deducted at a rate of .60% of net assets (excluding policy loans) of the Account. Additionally, a monthly charge at varying levels for the cost of extra insurance is deducted from the net assets of the Account.

     JHVLICO makes certain deductions for administrative expenses and state premium taxes from premium payments before amounts are transferred to the Account.

 Amounts Receivable/Payable

     Receivables/Payables to/from portfolios/JHVLICO are due to unsettled policy transactions (net of asset-based charges) and/or subsequent/preceding purchases/sales of the respective Portfolios' shares. The amounts are due to/ from either the respective portfolio and/or John Hancock Variable Life Insurance Company for the benefit of policyholders.

3.  TRANSACTION WITH AFFILIATES

     John Hancock acts as the distributor, principal underwriter and investment advisor for the Trust. Certain officers of the Account are officers and directors of JHVLICO or the Trust.

4.  NEW AUDIT GUIDE

     Effective January 1, 2001, the Account adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies (the Guide), as revised, effective for fiscal years beginning after December 15, 2001. The adoption of the Guide did not impact the total net assets of the subaccounts for fiscal year 2001. Certain disclosures in the financial statements of the Account have changed as a result of the adoption of the Guide. The financial statement presentation of the Account for the years prior to 2001 have not been restated.

5.  DETAILS OF INVESTMENTS

     The details of the shares owned, cost and value of investments in the Subaccounts of the Trust and of the Outside Trusts at December 31, 2001 were as follows:


            SUBACCOUNT               SHARES OWNED      COST          VALUE
-----------------------------------  ------------  ------------  --------------
Large Cap Growth ..................   13,111,954   $291,518,985   $203,796,658
Active Bond .......................    9,435,677     88,552,490     90,144,255
Emerging Markets ..................      865,304      6,181,637      5,571,158
International Equity Index ........    2,745,120     44,300,451     33,143,878
Small Cap Growth ..................    1,905,365     33,123,835     22,431,458
Global Balanced ...................      164,859      1,690,840      1,412,384
Mid Cap Growth ....................    3,220,067     69,650,821     31,682,981
Large Cap Value ...................    2,308,402     32,775,152     32,673,979
Money Market ......................   31,511,108     31,511,108     31,511,108
Small/Mid Cap Growth ..............   32,070,090     47,233,077     46,079,732
Bond Index ........................      570,284      5,615,101      5,638,655
Small/Mid Cap CORE ................      366,740      3,430,269      3,600,060
Real Estate Equity ................    2,890,732     39,309,871     39,160,188
Growth & Income ...................   32,717,534    547,636,193    390,390,108
Managed ...........................   25,291,276    367,693,719    330,820,454
Short-Term Bond ...................    2,297,671     22,856,137     23,232,140
Small Cap Equity ..................    1,491,780     13,475,101     13,114,555
International Opportunities .......    1,318,664     15,008,433     12,265,729
Equity Index ......................    2,651,295     47,676,843     39,374,256
High Yield Bond ...................      458,681      3,303,178      3,132,780
Global Bond .......................      210,695      2,199,211      2,051,718
Turner Core Growth ................      802,796     10,822,152     10,757,463
Brandes International Equity ......    1,250,153     17,506,928     15,464,391
Frontier Capital Appreciation .....      518,200      9,661,981      8,773,129
Clifton Enhanced US Equity ........       21,083        334,541        285,891
Large/Mid Cap Value ...............    2,282,707     24,192,079     24,341,612

  Purchases, including reinvestment of dividend distributions, and proceeds from sales of shares in the Portfolios of the Trust and the Outside Trusts during 2001 were as follows:


                  SUBACCOUNT                      PURCHASES       SALES
-----------------------------------------------  -----------  -------------
Large Cap Growth ..............................  $22,722,506   $27,885,110
Active Bond....................................   21,786,719    18,482,969
Emerging Markets...............................    3,797,564     2,050,242
International Equity Index.....................    4,445,122     8,634,631
Small Cap Growth...............................    4,624,923    10,343,685
Global Balanced................................      251,306       227,277
Mid Cap Growth.................................    9,614,777    12,949,642
Large Cap Value................................   19,959,206     8,151,912
Money Market...................................   24,025,431    16,770,503
Small/Mid Cap Growth...........................    6,587,753    12,323,246
Bond Index.....................................    8,768,452     6,938,359
Small/Mid Cap CORE.............................    4,255,334     1,837,272
Real Estate Equity.............................    6,651,699     8,200,451
Growth & Income................................   33,781,347    83,097,059
Managed........................................   28,427,136    42,427,329
Short-Term Bond................................   19,779,238     2,393,520
Small Cap Equity...............................    8,052,917     3,319,459
International Opportunities....................    6,187,496     3,579,857
Equity Index...................................   16,956,156    18,663,936
High Yield Bond................................    3,516,271     1,243,682
Global Bond....................................    6,062,563    15,503,300
Turner Core Growth ............................   15,154,705     4,550,434
Brandes International Equity ..................    8,397,624     5,160,746
Frontier Capital Appreciation..................    3,120,547     8,522,636
Clifton Enhanced US Equity.....................      532,463       368,566
Large/Mid Cap Value............................   24,219,902        27,827

6. UNIT VALUES

  A summary of unit values and units outstanding for variable life contracts and the expense and investment income ratios, excluding expenses of the underlying Portfolios were as follows:

                                                                                   FOR THE YEAR OR PERIOD ENDED
                                           AT DECEMBER 31, 2001                          DECEMBER 31, 2001
                                    -----------------------------------  -------------------------------------------------
                                                  UNIT                        EXPENSE       INVESTMENT          TOTAL
                                    UNITS       FAIR VALUE      ASSETS        RATIO*          INCOME          RETURN***
          SUBACCOUNT                (000S)  LOWEST TO HIGHEST   (000S)   LOWEST TO HIGHEST    RATIO**     LOWEST TO HIGHEST
-------------------------------     ------  -----------------  --------  -----------------  -----------  -------------------
Large Cap Growth ..............     3,823        $53.31        $203,797         0.6%            0.18 %         (18.04)%
Active Bond ...................     3,244         27.79          90,144         0.6             7.57             6.84
Emerging Markets ..............       764          7.29           5,571         0.6             0.26            (4.33)
International Equity Index ....     1,850         17.91          33,144         0.6             2.18           (20.79)
Small Cap Growth ..............     1,524         14.72          22,431         0.6               --/a/        (13.11)
Global Balanced ...............       126         11.17           1,412         0.6             1.64            (6.99)
Mid Cap Growth ................     2,227         14.23          31,683         0.6               --/a/        (37.29)
Large Cap Value ...............     1,788         18.27          32,674         0.6             1.88             0.66
Money Market ..................     1,595         19.75          31,511         0.6             4.54             3.29
Small/Mid Cap Growth ..........     2,097         21.98          46,080         0.6               --/a/         22.45
Bond Index ....................       458         12.31           5,639         0.6             7.32           (42.74)
Small/Mid Cap CORE ............       322         11.19           3,600         0.6             0.55            (2.61)
Real Estate Equity ............     1,279         30.60          39,160         0.6             5.30           173.46
Growth & Income ...............     7,893         49.46         390,390         0.6             0.64            69.91
Managed .......................     8,689         38.08         330,820         0.6             2.73           (35.29)
Short-Term Bond ...............     1,551         14.98          23,232         0.6             6.58           (62.01)
Small Cap Equity ..............     1,229         10.67          13,115         0.6             0.10           (23.46)
International Opportunities ...     1,135         10.81          12,266         0.6             0.92            (3.05)
Equity Index ..................     2,159         18.24          39,374         0.6             1.58            32.65
High Yield Bond ...............       345          9.09           3,133         0.6            10.65           (56.38)
Global Bond ...................       155         13.26           2,052         0.6             2.22            48.16
Turner Core Growth ............       609         17.66          10,757         0.6             0.25            30.43
Brandes International
 Equity .......................       998         15.50          15,464         0.6             1.65           (33.33)
Frontier Capital
 Appreciation .................       396         22.23           8,773         0.6               --/a/         87.59
Clifton Enhanced US Equity ....        28         10.25             286         0.6             4.36           (42.64)
Large/Mid Cap Value ...........     1,468         16.44          24,342         0.6             0.28/b/        (27.22)

 * These ratios represent the annualized contract expenses of the variable account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.

 ** These amounts represent the dividends and other income received by the subaccount from the underlying portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

 a  Portfolio distributed no dividends during the year.

 b  Annualized from December 18, 2001 (commencement of operations).

                   ALPHABETICAL INDEX OF KEY WORDS AND PHRASES

  This index should help you locate more information about many of the important concepts in this prospectus.

 KEY WORD OR PHRASE                  PAGE   KEY WORD OR PHRASE                     PAGE
Account.............................   34   modified endowment contract..........    41
account value.......................   10   Modified Schedule....................     8
attained age........................   13   monthly deduction date...............    36
Basic Premium.......................   12   mortality and expense risk charge....    14
Benchmark Value.....................   11   optional insurance benefis charge....    14
beneficiary.........................   44   owner................................     5
business day........................   35   partial surrender....................    19
charges.............................   13   partial withdrawal...................    17
Code................................   40   partial withdrawal charge............    15
contingent deferred sales charge ...   14   payment options......................    20
cost of insurance rates.............   13   policy anniversary...................    36
Current Death Benefit...............   19   policy year..........................    35
date of issue.......................   35   premium; premium payment.............     5
death benefit.......................    5   premium sales charge.................    13
deductions..........................   13   premium recalculation................     9
Excess Value........................   11   prospectus...........................    23
expenses of the Series Fund.........   15   receive; receipt.....................     9
Extra Death Benefit ................   19   reinstate; reinstatement.............     8
fixed investment option.............   35   Required Premium ...................      2
full surrender......................   17   SEC..................................    34
fund................................    2   Separate Account V...................     2
grace period........................    8   Series Fund..........................     1
Guaranteed Death Benefit............   19   Servicing Office.....................    18
insurance charge....................   13   special loan account.................    34
insured person......................    5   subaccount...........................     5
investment options..................    1   surrender............................    17
JHVLICO                                34   surrender value......................    40
John Hancock Variable Series Trust..    2   tax considerations...................
lapse...............................    8   telephine transfers..................    23
Level Schedule......................    8   transfers of account value...........    17
loan................................   18   Value Options........................    11
loan interest.......................   18   variable investment options..........     1
maximum premiums....................    6   we; us...............................    34
Minimum First Premium...............    7   you; your............................     5

                          SUPPLEMENT DATED MAY 1, 2002

                                       TO

                         PROSPECTUSES DATED MAY 1, 2002

                           --------------------------

     This Supplement is intended to be distributed with certain prospectuses dated May 1, 2002 for variable life insurance policies issued by John Hancock Variable Life Insurance Company. The prospectuses involved bear the title "Medallion Variable Life", "Medallion Variable Universal Life Plus", "Medallion Variable Universal Life Edge", "Medallion Executive Variable Life", "Medallion Executive Variable Life III", "Variable Estate Protection", "Variable Estate Protection Plus", "Variable Estate Protection Edge", "Flex-V1" or "Flex-V2". We refer to these prospectuses as the "Product Prospectuses."

     This Supplement will be used only with policies sold through the Product Prospectuses and through registered representatives affiliated with the M Financial Group.

                           --------------------------

                            GUIDE TO THIS SUPPLEMENT

..    Pages 2-4 of this Supplement contain amendments to the Product Prospectuses relating to FIVE ADDITIONAL VARIABLE INVESTMENT OPTIONS.

..    Starting on Page 5 of this Supplement, we provide REVISED ILLUSTRATIONS of death benefits, account values, surrender values and accumulated premiums to replace the illustrations contained in the following Product Prospectuses.

Product Prospectus:                      Revised illustration begins on page:
-------------------                      ------------------------------------
Medallion Variable Life..................                   5
Medallion Variable Universal Life Plus...                  13
Medallion Variable Universal Life Edge...                  21
Medallion Executive Variable Life........                  29
Medallion Executive Variable Life III....                  37
Variable Estate Protection...............                  45
Variable Estate Protection Plus..........                  51
Variable Estate Protection Edge..........                  61
Flex-V2..................................                  71
Flex-V1..................................                  79

     THIS SUPPLEMENT IS ACCOMPANIED WITH A PROSPECTUS DATED MAY 1, 2002 FOR THE M FUND, INC. THAT CONTAINS DETAILED INFORMATION ABOUT THE FUNDS. BE SURE TO READ THAT PROSPECTUS BEFORE SELECTING ANY OF THE FIVE ADDITIONAL VARIABLE INVESTMENT OPTIONS.

                       AMENDMENTS TO PRODUCT PROSPECTUSES
                       ----------------------------------

1. The table on the cover page of each Product Prospectus is amended to include the following five additional variable investment options:

--------------------------------------------------------------------------------
  VARIABLE INVESTMENT OPTION                MANAGED BY:
  --------------------------                ----------
  Brandes International Equity......   Brandes Investment Partners, L.P.
  Turner Core Growth................   Turner Investment Partners, Inc.
  Frontier Capital Appreciation.....   Frontier Capital Management Company, LLC
  Clifton Enhanced U.S. Equity......   The Clifton Group
  Business Opportunity Value........   Iridian Asset Management LLC
--------------------------------------------------------------------------------

2. The second paragraph on page 2 of each Product Prospectus is amended to include the following:

     "When you select one or more of the Brandes International Equity, Turner Core Growth, Frontier Capital Appreciation, Clifton Enhanced U.S. Equity or Business Opportunity Value variable investment options, we invest your money in the corresponding investment option(s) of the M Fund, Inc. In this prospectus, the term 'Series Fund' includes M Fund, Inc., and the term 'funds' includes the investment options of M Fund, Inc."

3. With respect to the Medallion Variable Universal Life Plus, Medallion Variable Universal Life Edge, Medallion Executive Variable Life, Medallion Executive Variable Life III, Variable Estate Protection, Variable Estate Protection Plus, and Variable Estate Protection Edge Product Prospectuses, the fund expense table appearing in the section of the Product Prospectus entitled "What charges will the Series Funds deduct from your investment in the policy?" is amended to include the following at the end thereof:


                                                                                           Total Fund      Total Fund
                                        Investment    Distribution and  Other Operating     Operating       Operating
                                        Management         Service       Expenses With   Expenses With   Expenses Absent
Fund Name                                   Fee         (12b-1) Fees     Reimbursement   Reimbursement    Reimbursement
---------                               ----------    ----------------  ---------------  -------------- -----------------
M FUND, INC. (NOTE 6):
Brandes International Equity........     0.75%              N/A              0.25%           1.00%             1.02%
Turner Core Growth..................     0.45%              N/A              0.25%           0.70%             0.90%
Frontier Capital Appreciation.......     0.90%              N/A              0.25%           1.15%             1.15%
Clifton Enhanced U.S. Equity........     0.38%              N/A              0.25%           0.63%             0.78%
Business Opportunity Value..........     0.65%              N/A              0.25%           0.90%             0.90%

(6) Percentages shown for M Fund, Inc. funds reflect the investment management fees currently payable and other fund expenses allocated in 2001. M Financial Advisers, Inc. reimburses a fund when the fund's other operating expenses exceed 0.25% of that fund's average daily net assets. Percentages shown for the Business Opportunity Value Fund are estimates because the fund was not in operation in 2001.

4. With respect to the Medallion Variable Life, Flex-V1 and Flex-V2 Product Prospectuses, the section of the Product Prospectus entitled "What charges will the Series Fund deduct from your investment in the policy?" is amended to read as follows:

WHAT CHARGES WILL THE SERIES FUNDS DEDUCT FROM YOUR INVESTMENT IN THE POLICY?

     The funds must pay investment management fees and other operating expenses. These fees and expenses are different for each fund and reduce the investment return of each fund. Therefore, they also indirectly reduce the return you will earn on any variable investment options you select.

     The following figures for the funds are based on historical fund expenses, as a percentage (rounded to two decimal places) of each fund's average daily net assets for 2001, except as indicated in the Notes appearing at the end of this table. Expenses of the funds are not fixed or specified under the terms of the policy, and those expenses may vary from year to year.


                                                                                                       Total Fund      Total Fund
                                                      Investment  Distribution and  Other Operating    Operating        Operating
                                                      Management      Service        Expenses With    Expenses With  Expenses Absent
Fund Name                                                 Fee       (12b-1) Fees     Reimbursement    Reimbursement   Reimbursement
---------                                             ----------  ----------------  ---------------  --------------  ---------------
JOHN HANCOCK VARIABLE SERIES TRUST I (NOTE 1):
Equity Index........................................    0.13%           N/A              0.07%           0.20%         0.20%
Large Cap Value.....................................    0.75%           N/A              0.08%           0.83%         0.83%
Large Cap Growth....................................    0.38%           N/A              0.03%           0.41%         0.41%
Growth & Income.....................................    0.67%           N/A              0.05%           0.72%         0.72%
Fundamental Value *.................................    0.89%           N/A              0.10%           0.99%         1.20%
Multi Cap Growth*...................................    0.93%           N/A              0.10%           1.03%         1.03%
Small/Mid Cap CORE /SM/.............................    0.80%           N/A              0.10%           0.90%         1.15%
Small/Mid Cap Growth................................    0.97%           N/A              0.10%           1.07%         1.07%
Small Cap Equity....................................    0.90%           N/A              0.10%           1.00%         1.02%
Small Cap Growth....................................    1.05%           N/A              0.10%           1.15%         1.17%
International Equity Index..........................    0.17%           N/A              0.10%           0.27%         0.40%
International Opportunities.........................    1.14%           N/A              0.10%           1.24%         1.39%
Emerging Markets Equity.............................    1.52%           N/A              0.10%           1.62%         4.24%
Real Estate Equity..................................    1.00%           N/A              0.07%           1.07%         1.07%
Managed.............................................    0.67%           N/A              0.06%           0.73%         0.73%
Global Balanced.....................................    1.05%           N/A              0.10%           1.15%         1.36%
Short-Term Bond.....................................    0.60%           N/A              0.08%           0.68%         0.68%
Bond Index..........................................    0.15%           N/A              0.09%           0.24%         0.24%
Active Bond.........................................    0.62%           N/A              0.05%           0.67%         0.67%
High Yield Bond.....................................    0.80%           N/A              0.10%           0.90%         1.00%
Global Bond.........................................    0.85%           N/A              0.10%           0.95%         0.95%
Money Market........................................    0.25%           N/A              0.07%           0.32%         0.32%

M FUND, INC. (NOTE 2):
Brandes International Equity........................    0.75%           N/A              0.25%           1.00%         1.02%
Turner Core Growth..................................    0.45%           N/A              0.25%           0.70%         0.90%
Frontier Capital Appreciation.......................    0.90%           N/A              0.25%           1.15%         1.15%
Clifton Enhanced U.S. Equity........................    0.38%           N/A              0.25%           0.63%         0.78%
Business Opportunity Value..........................    0.65%           N/A              0.25%           0.90%         0.90%

NOTES TO FUND EXPENSE TABLE
     (1) Under its current investment management agreements with the John Hancock Variable Series TrustI, John Hancock Life Insurance Company reimburses a fund when the fund's "other fund expenses" exceed 0.10% of the fund's average daily net assets (0.00% for Equity Index). Percentages shown for the Large Cap Value fund are calculated as if the current management fee schedules, which apply to this fund effective May 1, 2001, were in effect for all of 2001. Percentages shown for the Multi Cap Growth, Small/Mid Cap Growth, Small Cap Growth, International Opportunities, Emerging Markets, Short-Term Bond and High Yield Bond funds are calculated as if the current management fee schedules, which apply to these funds effective October 1, 2001, were in effect for all of 2001. "CORE/SM/" is a service mark of Goldman, Sachs & Co.

     * Fundamental Value was formerly "Large/Mid Cap Value" and Multi Cap Growth was formerly "Mid Cap Growth."

     (2) Percentages shown for M Fund, Inc. funds reflect the investment management fees currently payable and other fund expenses allocated in 2001. M Financial Advisers, Inc. reimburses a fund when the fund's other operating expenses exceed 0.25% of that fund's average daily net assets. Percentages shown for the Business Opportunity Value Fund are estimates because the fund was not in operation in 2001.

                             MEDALLION VARIABLE LIFE

                 REVISED ILLUSTRATION OF DEATH BENEFITS, ACCOUNT
               VALUES, SURRENDER VALUES AND ACCUMULATED PREMIUMS

     The following tables on pages 6 TO 11 of this Supplement replace the illustration in John Hancock Variable Life Insurance Company Medallion Variable Life Product Prospectus.

     The assumptions used for the revised illustrations are the same as those described on page 20 of the Medallion Variable Life Product Prospectus, except for the following:

     . The third and fourth sentences of the first paragraph are changed to read as follows:

          "The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant gross annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Series Fund assets). After deduction of average fees and expenses at the Series Fund level (as described below), the corresponding net annual rates of return would be -0.83%, 5.12% and 11.07%."

     . The first sentence of the third paragraph is changed to read as follows:

          "With respect to fees and expenses deducted from assets of the Series Funds, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.72%, and
          (2) an assumed average asset charge for all other operating expenses of the Series Funds equivalent to an effective annual rate of 0.11%."

MEDALLION VARIABLE LIFE
DEATH BENEFIT OPTION 1: LEVEL DEATH BENEFIT
ILLUSTRATION ASSUMES CURRENT CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
FACE AMOUNT: $100,000
$760 PLANNED PREMIUM*

                                 Death Benefit                    Account Value                    Surrender Value
                         ------------------------------  -------------------------------   -------------------------------
            Premiums      Assuming Hypothetical Gross      Assuming Hypothetical Gross       Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of:     Annual Investment Return of:      Annual Investment Return of:
Policy   At 5% Interest  ------------------------------  -------------------------------   -------------------------------
 Year       Per Year     0% Gross  6% Gross   12% Gross  0% Gross   6% Gross   12% Gross   0% Gross   6% Gross    12% Gross
------   --------------  --------  ---------  ---------  ---------  ---------  ----------  ---------  ---------  ------------
   1            798      100,000    100,000    100,000       193        219         245          0          0            0
   2          1,636      100,000    100,000    100,000       615        686         760          0          0           17
   3          2,516      100,000    100,000    100,000     1,020      1,163       1,319          0         70          226
   4          3,439      100,000    100,000    100,000     1,408      1,651       1,925        316        558          832
   5          4,409      100,000    100,000    100,000     1,778      2,147       2,581        685      1,055        1,488
   6          5,428      100,000    100,000    100,000     2,130      2,653       3,291      1,037      1,560        2,198
   7          6,497      100,000    100,000    100,000     2,460      3,165       4,059      1,367      2,072        2,967
   8          7,620      100,000    100,000    100,000     2,768      3,683       4,892      1,874      2,789        3,998
   9          8,799      100,000    100,000    100,000     3,054      4,206       5,792      2,359      3,511        5,097
  10         10,037      100,000    100,000    100,000     3,323      4,743       6,783      3,026      4,446        6,486
  11         11,337      100,000    100,000    100,000     3,595      5,314       7,892      3,398      5,117        7,694
  12         12,702      100,000    100,000    100,000     3,845      5,895       9,103      3,747      5,796        9,004
  13         14,135      100,000    100,000    100,000     4,070      6,482      10,425      4,070      6,482       10,425
  14         15,640      100,000    100,000    100,000     4,267      7,073      11,869      4,267      7,073       11,869
  15         17,220      100,000    100,000    100,000     4,435      7,667      13,448      4,435      7,667       13,448
  16         18,879      100,000    100,000    100,000     4,572      8,264      15,176      4,572      8,264       15,176
  17         20,621      100,000    100,000    100,000     4,678      8,863      17,071      4,678      8,863       17,071
  18         22,450      100,000    100,000    100,000     4,745      9,456      19,145      4,745      9,456       19,145
  19         24,370      100,000    100,000    100,000     4,767     10,038      21,418      4,767     10,038       21,418
  20         26,387      100,000    100,000    100,000     4,752     10,615      23,918      4,752     10,615       23,918
  25         38,086      100,000    100,000    100,000     4,137     13,471      41,004      4,137     13,471       41,004
  30         53,018      100,000    100,000    100,000     2,493     16,222      70,139      2,493     16,222       70,139
  35         72,076           **    100,000    138,074        **     17,804     120,064         **     17,804      120,064
  40         96,398           **    100,000    213,158        **     16,190     203,008         **     16,190      203,008
  45        127,441           **    100,000    358,417        **      7,941     341,349         **      7,941      341,349

---------

* If premiums are paid more frequently than annually, the above values shown would be affected.
**   Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

MEDALLION VARIABLE LIFE
DEATH BENEFIT OPTION 1: LEVEL DEATH BENEFIT
ILLUSTRATION ASSUMES MAXIMUM CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
FACE AMOUNT: $100,000
$760 PLANNED PREMIUM*

                                 Death Benefit                    Account Value                    Surrender Value
                         ------------------------------  -------------------------------   -------------------------------
            Premiums      Assuming Hypothetical Gross      Assuming Hypothetical Gross       Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of:     Annual Investment Return of:      Annual Investment Return of:
Policy   At 5% Interest  ------------------------------  -------------------------------   -------------------------------
 Year       Per Year     0% Gross  6% Gross   12% Gross  0% Gross   6% Gross   12% Gross   0% Gross   6% Gross    12% Gross
------   --------------  --------  ---------  ---------  ---------  ---------  ----------  ---------  ---------  ------------
   1            798      100,000    100,000    100,000       191        216         242          0          0            0
   2          1,636      100,000    100,000    100,000       609        679         753          0          0           10
   3          2,516      100,000    100,000    100,000     1,009      1,151       1,306          0         58          213
   4          3,439      100,000    100,000    100,000     1,392      1,632       1,903        299        539          810
   5          4,409      100,000    100,000    100,000     1,755      2,119       2,546        663      1,027        1,453
   6          5,428      100,000    100,000    100,000     2,099      2,614       3,241      1,006      1,521        2,149
   7          6,497      100,000    100,000    100,000     2,420      3,112       3,990      1,327      2,020        2,897
   8          7,620      100,000    100,000    100,000     2,719      3,615       4,798      1,825      2,721        3,904
   9          8,799      100,000    100,000    100,000     2,994      4,119       5,669      2,298      3,424        4,974
  10         10,037      100,000    100,000    100,000     3,244      4,626       6,610      2,948      4,330        6,314
  11         11,337      100,000    100,000    100,000     3,468      5,131       7,624      3,270      4,934        7,427
  12         12,702      100,000    100,000    100,000     3,661      5,633       8,718      3,563      5,534        8,619
  13         14,135      100,000    100,000    100,000     3,825      6,130       9,898      3,825      6,130        9,898
  14         15,640      100,000    100,000    100,000     3,957      6,619      11,174      3,957      6,619       11,174
  15         17,220      100,000    100,000    100,000     4,055      7,099      12,551      4,055      7,099       12,551
  16         18,879      100,000    100,000    100,000     4,116      7,565      14,040      4,116      7,565       14,040
  17         20,621      100,000    100,000    100,000     4,134      8,012      15,648      4,134      8,012       15,648
  18         22,450      100,000    100,000    100,000     4,103      8,431      17,382      4,103      8,431       17,382
  19         24,370      100,000    100,000    100,000     4,019      8,818      19,253      4,019      8,818       19,253
  20         26,387      100,000    100,000    100,000     3,873      9,162      21,270      3,873      9,162       21,270
  25         38,086      100,000    100,000    100,000     1,980      9,930      34,081      1,980      9,930       34,081
  30         53,018           **    100,000    100,000        **      7,796      53,563         **      7,796       53,563
  35         72,076           **         **    100,000        **         **      85,379         **         **       85,379
  40         96,398           **         **    145,741        **         **     138,801         **         **      138,801
  45        127,441           **         **    235,380        **         **     224,172         **         **      224,172

---------

* If premiums are paid more frequently than annually, the above values shown would be affected.
**   Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

MEDALLION VARIABLE LIFE
DEATH BENEFIT OPTION 2: VARIABLE DEATH BENEFIT
ILLUSTRATION ASSUMES CURRENT CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
FACE AMOUNT: $100,000
$760 PLANNED PREMIUM*

                                 Death Benefit                    Account Value                    Surrender Value
                         ------------------------------  -------------------------------   -------------------------------
            Premiums      Assuming Hypothetical Gross      Assuming Hypothetical Gross       Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of:     Annual Investment Return of:      Annual Investment Return of:
Policy   At 5% Interest  ------------------------------  -------------------------------   -------------------------------
 Year       Per Year     0% Gross  6% Gross   12% Gross  0% Gross   6% Gross   12% Gross   0% Gross   6% Gross    12% Gross
------   --------------  --------  ---------  ---------  ---------  ---------  ----------  ---------  ---------  ------------
   1            798      100,193    100,218    100,244       193        218         244          0          0            0
   2          1,636      100,613    100,683    100,758       613        683         758          0          0           15
   3          2,516      101,016    101,158    101,314     1,016      1,158       1,314          0         66          221
   4          3,439      101,401    101,643    101,915     1,401      1,642       1,915        308        550          822
   5          4,409      101,767    102,134    102,564     1,767      2,134       2,564        674      1,041        1,471
   6          5,428      102,114    102,632    103,264     2,114      2,632       3,264      1,021      1,539        2,172
   7          6,497      102,437    103,135    104,020     2,437      3,135       4,020      1,344      2,042        2,927
   8          7,620      102,739    103,641    104,834     2,739      3,641       4,834      1,845      2,747        3,940
   9          8,799      103,015    104,150    105,712     3,015      4,150       5,712      2,320      3,455        5,017
  10         10,037      103,274    104,669    106,673     3,274      4,669       6,673      2,977      4,373        6,376
  11         11,337      103,535    105,219    107,743     3,535      5,219       7,743      3,337      5,022        7,546
  12         12,702      103,771    105,774    108,906     3,771      5,774       8,906      3,672      5,675        8,807
  13         14,135      103,981    106,330    110,167     3,981      6,330      10,167      3,981      6,330       10,167
  14         15,640      104,160    106,884    111,534     4,160      6,884      11,534      4,160      6,884       11,534
  15         17,220      104,309    107,435    113,017     4,309      7,435      13,017      4,309      7,435       13,017
  16         18,879      104,425    107,981    114,628     4,425      7,981      14,628      4,425      7,981       14,628
  17         20,621      104,509    108,521    116,378     4,509      8,521      16,378      4,509      8,521       16,378
  18         22,450      104,550    109,045    118,273     4,550      9,045      18,273      4,550      9,045       18,273
  19         24,370      104,545    109,546    120,324     4,545      9,546      20,324      4,545      9,546       20,324
  20         26,387      104,500    110,031    122,555     4,500     10,031      22,555      4,500     10,031       22,555
  25         38,086      103,723    112,214    137,204     3,723     12,214      37,204      3,723     12,214       37,204
  30         53,018      101,925    113,800    160,413     1,925     13,800      60,413      1,925     13,800       60,413
  35         72,076           **    113,345    196,456        **     13,345      96,456         **     13,345       96,456
  40         96,398           **    108,352    251,726        **      8,352     151,726         **      8,352      151,726
  45        127,441           **         **    336,811        **         **     236,811         **         **      236,811

---------

* If premiums are paid more frequently than annually, the above values shown would be affected.
**   Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

MEDALLION VARIABLE LIFE
DEATH BENEFIT OPTION 2: VARIABLE DEATH BENEFIT
ILLUSTRATION ASSUMES MAXIMUM CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
FACE AMOUNT: $100,000
$760 PLANNED PREMIUM*

                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -----------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            798      100,190   100,216    100,241      190       216        241         0         0           0
   2          1,636      100,607   100,677    100,751      607       677        751         0         0           8
   3          2,516      101,005   101,147    101,300    1,005     1,147      1,300         0        54         208
   4          3,439      101,385   101,623    101,893    1,385     1,623      1,893       292       531         800
   5          4,409      101,744   102,106    102,529    1,744     2,106      2,529       651     1,013       1,437
   6          5,428      102,083   102,593    103,215    2,083     2,593      3,215       990     1,500       2,122
   7          6,497      102,398   103,083    103,951    2,398     3,083      3,951     1,305     1,990       2,858
   8          7,620      102,690   103,574    104,742    2,690     3,574      4,742     1,796     2,680       3,848
   9          8,799      102,956   104,065    105,590    2,956     4,065      5,590     2,260     3,369       4,895
  10         10,037      103,197   104,554    106,502    3,196     4,554      6,502     2,900     4,258       6,206
  11         11,337      103,408   105,039    107,480    3,408     5,039      7,480     3,211     4,841       7,282
  12         12,702      103,589   105,516    108,527    3,589     5,516      8,527     3,491     5,417       8,428
  13         14,135      103,739   105,983    109,649    3,739     5,983      9,649     3,739     5,983       9,649
  14         15,640      103,855   106,437    110,851    3,855     6,437     10,851     3,855     6,437      10,851
  15         17,220      103,934   106,876    112,138    3,934     6,876     12,138     3,934     6,876      12,138
  16         18,879      103,976   107,294    113,515    3,976     7,294     13,515     3,976     7,294      13,515
  17         20,621      103,973   107,685    114,984    3,973     7,685     14,984     3,973     7,685      14,984
  18         22,450      103,919   108,040    116,548    3,919     8,040     16,548     3,919     8,040      16,548
  19         24,370      103,811   108,352    118,209    3,811     8,352     18,209     3,811     8,352      18,209
  20         26,387      103,637   108,608    119,967    3,637     8,608     19,967     3,637     8,608      19,967
  25         38,086      101,611   108,720    130,308    1,611     8,720     30,308     1,611     8,720      30,308
  30         53,018           **   105,495    143,166       **     5,495     43,166        **     5,495      43,166
  35         72,076           **        **    157,232       **        **     57,232        **        **      57,232
  40         96,398           **        **    168,767       **        **     68,767        **        **      68,767
  45        127,441           **        **    168,274       **        **     68,274        **        **      68,274

---------

* If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

MEDALLION VARIABLE LIFE
DEATH BENEFIT OPTION 3: LEVEL DEATH BENEFIT WITH GREATER FUNDING
ILLUSTRATION ASSUMES CURRENT CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
FACE AMOUNT: $100,000
$760 PLANNED PREMIUM*

                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -----------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            798      100,000   100,000    100,000      193        219        245        0          0           0
   2          1,636      100,000   100,000    100,000      615        686        760        0          0          17
   3          2,516      100,000   100,000    100,000    1,020      1,163      1,319        0         70         226
   4          3,439      100,000   100,000    100,000    1,408      1,651      1,925      316        558         832
   5          4,409      100,000   100,000    100,000    1,778      2,147      2,581      685      1,055       1,488
   6          5,428      100,000   100,000    100,000    2,130      2,653      3,291    1,037      1,560       2,198
   7          6,497      100,000   100,000    100,000    2,460      3,165      4,059    1,367      2,072       2,967
   8          7,620      100,000   100,000    100,000    2,768      3,683      4,892    1,874      2,789       3,998
   9          8,799      100,000   100,000    100,000    3,054      4,206      5,792    2,359      3,511       5,097
  10         10,037      100,000   100,000    100,000    3,323      4,743      6,783    3,026      4,446       6,486
  11         11,337      100,000   100,000    100,000    3,595      5,314      7,892    3,398      5,117       7,694
  12         12,702      100,000   100,000    100,000    3,845      5,895      9,103    3,747      5,796       9,004
  13         14,135      100,000   100,000    100,000    4,070      6,482     10,425    4,070      6,482      10,425
  14         15,640      100,000   100,000    100,000    4,267      7,073     11,869    4,267      7,073      11,869
  15         17,220      100,000   100,000    100,000    4,435      7,667     13,448    4,435      7,667      13,448
  16         18,879      100,000   100,000    100,000    4,572      8,264     15,176    4,572      8,264      15,176
  17         20,621      100,000   100,000    100,000    4,678      8,863     17,071    4,678      8,863      17,071
  18         22,450      100,000   100,000    100,000    4,745      9,456     19,145    4,745      9,456      19,145
  19         24,370      100,000   100,000    100,000    4,767     10,038     21,418    4,767     10,038      21,418
  20         26,387      100,000   100,000    100,000    4,752     10,615     23,918    4,752     10,615      23,918
  25         38,086      100,000   100,000    100,000    4,137     13,471     41,004    4,137     13,471      41,004
  30         53,018      100,000   100,000    118,871    2,493     16,222     69,842    2,493     16,222      69,842
  35         72,076           **   100,000    175,913       **     17,804    116,222       **     17,804     116,222
  40         96,398           **   100,000    259,358       **     16,190    189,478       **     16,190     189,478
  45        127,441           **   100,000    384,897       **      7,941    304,845       **      7,941     304,845

---------

* If premiums are paid more frequently than annually, the above values shown would be affected.
**   Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

MEDALLION VARIABLE LIFE
DEATH BENEFIT OPTION 3: LEVEL DEATH BENEFIT WITH GREATER FUNDING
ILLUSTRATION ASSUMES MAXIMUM CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
FACE AMOUNT: $100,000
$760 PLANNED PREMIUM*

                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -----------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            798      100,000   100,000    100,000      191       216         242        0         0            0
   2          1,636      100,000   100,000    100,000      609       679         753        0         0           10
   3          2,516      100,000   100,000    100,000    1,009     1,151       1,306        0        58          213
   4          3,439      100,000   100,000    100,000    1,392     1,632       1,903      299       539          810
   5          4,409      100,000   100,000    100,000    1,755     2,119       2,546      663     1,027        1,453
   6          5,428      100,000   100,000    100,000    2,099     2,614       3,241    1,006     1,521        2,149
   7          6,497      100,000   100,000    100,000    2,420     3,112       3,990    1,327     2,020        2,897
   8          7,620      100,000   100,000    100,000    2,719     3,615       4,798    1,825     2,721        3,904
   9          8,799      100,000   100,000    100,000    2,994     4,119       5,669    2,298     3,424        4,974
  10         10,037      100,000   100,000    100,000    3,244     4,626       6,610    2,948     4,330        6,314
  11         11,337      100,000   100,000    100,000    3,468     5,131       7,624    3,270     4,934        7,427
  12         12,702      100,000   100,000    100,000    3,661     5,633       8,718    3,563     5,534        8,619
  13         14,135      100,000   100,000    100,000    3,825     6,130       9,898    3,825     6,130        9,898
  14         15,640      100,000   100,000    100,000    3,957     6,619      11,174    3,957     6,619       11,174
  15         17,220      100,000   100,000    100,000    4,055     7,099      12,551    4,055     7,099       12,551
  16         18,879      100,000   100,000    100,000    4,116     7,565      14,040    4,116     7,565       14,040
  17         20,621      100,000   100,000    100,000    4,134     8,012      15,648    4,134     8,012       15,648
  18         22,450      100,000   100,000    100,000    4,103     8,431      17,382    4,103     8,431       17,382
  19         24,370      100,000   100,000    100,000    4,019     8,818      19,253    4,019     8,818       19,253
  20         26,387      100,000   100,000    100,000    3,873     9,162      21,270    3,873     9,162       21,270
  25         38,086      100,000   100,000    100,000    1,980     9,930      34,081    1,980     9,930       34,081
  30         53,018           **   100,000    100,000       **     7,796      53,563       **     7,796       53,563
  35         72,076           **        **    126,474       **        **      83,558       **        **       83,558
  40         96,398           **        **    172,726       **        **     126,188       **        **      126,188
  45        127,441           **        **    233,353       **        **     184,820       **        **      184,820

---------

* If premiums are paid more frequently than annually, the above values shown would be affected.
**   Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK.]

                      MEDALLION VARIABLE UNIVERSAL LIFE PLUS

                 REVISED ILLUSTRATION OF DEATH BENEFITS, ACCOUNT
                VALUES, SURRENDER VALUES AND ACCUMULATED PREMIUMS

     The following tables on pages 14 TO 19 of this Supplement replace the illustration in the John Hancock Variable Life Insurance Company Medallion Variable Universal Life Plus Product Prospectus.

     The assumptions used for the revised illustration are the same as those described on page 26 of the Medallion Variable Universal Life Plus Product Prospectus, except for the following:

     . The third and fourth sentences of the first paragraph are changed to read as follows:

          "The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant gross annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Series Fund assets). After the deduction of average fees and expenses at the Series Fund level (as described below) the corresponding net annual rates of return would be -0.87%, 5.08% and 11.03%."

     . The first sentence of the third paragraph is changed to read as follows:

          "With respect to fees and expenses deducted from assets of the Series Funds, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.75%, and
          (2) an assumed average asset charge for all other operating expenses of the Series Funds equivalent to an effective annual rate of 0.12%."

MEDALLION VARIABLE UNIVERSAL LIFE PLUS (FLEXIBLE PREMIUM VARIABLE LIFE) $100,000 TOTAL SUM INSURED

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK CLASS

OPTION A DEATH BENEFIT
GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
PLANNED PREMIUM:  $ 760 *
USING CURRENT CHARGES

                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -----------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            798      100,000   100,000    100,000      217        243        270        0          0           0
   2          1,636      100,000   100,000    100,000      661        735        813        0          0          53
   3          2,516      100,000   100,000    100,000    1,089      1,239      1,402      329        479         642
   4          3,439      100,000   100,000    100,000    1,500      1,754      2,041      740        994       1,281
   5          4,409      100,000   100,000    100,000    1,891      2,279      2,733    1,131      1,519       1,973
   6          5,428      100,000   100,000    100,000    2,264      2,814      3,483    1,656      2,206       2,875
   7          6,497      100,000   100,000    100,000    2,615      3,356      4,295    2,083      2,824       3,763
   8          7,620      100,000   100,000    100,000    2,944      3,907      5,176    2,488      3,451       4,720
   9          8,799      100,000   100,000    100,000    3,250      4,463      6,130    2,946      4,159       5,826
  10         10,037      100,000   100,000    100,000    3,531      5,025      7,165    3,379      4,873       7,013
  11         11,337      100,000   100,000    100,000    3,823      5,632      8,335    3,823      5,632       8,335
  12         12,702      100,000   100,000    100,000    4,092      6,249      9,613    4,092      6,249       9,613
  13         14,135      100,000   100,000    100,000    4,335      6,873     11,010    4,335      6,873      11,010
  14         15,640      100,000   100,000    100,000    4,550      7,505     12,536    4,550      7,505      12,536
  15         17,220      100,000   100,000    100,000    4,736      8,141     14,205    4,736      8,141      14,205
  16         18,879      100,000   100,000    100,000    4,949      8,839     16,089    4,949      8,839      16,089
  17         20,621      100,000   100,000    100,000    5,121      9,534     18,145    5,121      9,534      18,145
  18         22,450      100,000   100,000    100,000    5,240     10,216     20,386    5,240     10,216      20,386
  19         24,370      100,000   100,000    100,000    5,303     10,880     22,832    5,303     10,880      22,832
  20         26,387      100,000   100,000    100,000    5,311     11,527     25,511    5,311     11,527      25,511
  25         38,086      100,000   100,000    100,000    5,398     15,425     44,405    5,398     15,425      44,405
  30         53,018      100,000   100,000    100,000    4,321     19,393     76,391    4,321     19,393      76,391
  35         72,076      100,000   100,000    150,165    1,114     22,654    130,578    1,114     22,654     130,578
  40         96,398           **   100,000    231,205       **     23,576    220,195       **     23,576     220,195
  45        127,441           **   100,000    387,828       **     19,749    369,360       **     19,749     369,360

---------

* The illustrations assume that Planned Premiums are equal to the Target Premium and are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.
**   Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

MEDALLION VARIABLE UNIVERSAL LIFE PLUS (FLEXIBLE PREMIUM VARIABLE LIFE) $100,000 TOTAL SUM INSURED

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK CLASS

OPTION A DEATH BENEFIT
GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
PLANNED PREMIUM:  $ 760 *
USING MAXIMUM CHARGES

                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -----------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            798      100,000   100,000    100,000      190       216         241        0         0            0
   2          1,636      100,000   100,000    100,000      608       678         752        0         0            0
   3          2,516      100,000   100,000    100,000    1,008     1,150       1,304      248       390          544
   4          3,439      100,000   100,000    100,000    1,390     1,629       1,900      630       869        1,140
   5          4,409      100,000   100,000    100,000    1,752     2,116       2,542      992     1,356        1,782
   6          5,428      100,000   100,000    100,000    2,095     2,609       3,235    1,487     2,001        2,627
   7          6,497      100,000   100,000    100,000    2,415     3,106       3,982    1,883     2,574        3,450
   8          7,620      100,000   100,000    100,000    2,712     3,607       4,787    2,256     3,151        4,331
   9          8,799      100,000   100,000    100,000    2,985     4,109       5,654    2,681     3,805        5,350
  10         10,037      100,000   100,000    100,000    3,234     4,614       6,591    3,082     4,462        6,439
  11         11,337      100,000   100,000    100,000    3,456     5,117       7,601    3,456     5,117        7,601
  12         12,702      100,000   100,000    100,000    3,648     5,615       8,689    3,648     5,615        8,689
  13         14,135      100,000   100,000    100,000    3,810     6,109       9,863    3,810     6,109        9,863
  14         15,640      100,000   100,000    100,000    3,941     6,595      11,130    3,941     6,595       11,130
  15         17,220      100,000   100,000    100,000    4,036     7,071      12,498    4,036     7,071       12,498
  16         18,879      100,000   100,000    100,000    4,095     7,533      13,977    4,095     7,533       13,977
  17         20,621      100,000   100,000    100,000    4,112     7,975      15,572    4,112     7,975       15,572
  18         22,450      100,000   100,000    100,000    4,079     8,390      17,292    4,079     8,390       17,292
  19         24,370      100,000   100,000    100,000    3,993     8,771      19,147    3,993     8,771       19,147
  20         26,387      100,000   100,000    100,000    3,844     9,109      21,144    3,844     9,109       21,144
  25         38,086      100,000   100,000    100,000    1,942     9,840      33,807    1,942     9,840       33,807
  30         53,018           **   100,000    100,000       **     7,653      52,986       **     7,653       52,986
  35         72,076           **        **    100,000       **        **      84,154       **        **       84,154
  40         96,398           **        **    143,465       **        **     136,633       **        **      136,633
  45        127,441           **        **    231,403       **        **     220,383       **        **      220,383

---------

* The illustrations assume that Planned Premiums are equal to the Target Premium and are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.
**   Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

MEDALLION VARIABLE UNIVERSAL LIFE PLUS (FLEXIBLE PREMIUM VARIABLE LIFE) $100,000 TOTAL SUM INSURED

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK CLASS

OPTION B DEATH BENEFIT
GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
PLANNED PREMIUM:  $ 760 *
USING CURRENT CHARGES

                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -----------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            798      100,216   100,242    100,269      216        242        269        0          0           0
   2          1,636      100,659   100,733    100,810      659        733        810        0          0          50
   3          2,516      101,085   101,234    101,396    1,085      1,234      1,396      325        474         636
   4          3,439      101,492   101,745    102,030    1,492      1,745      2,030      732        985       1,270
   5          4,409      101,880   102,265    102,715    1,880      2,265      2,715    1,120      1,505       1,955
   6          5,428      102,247   102,792    103,455    2,247      2,792      3,455    1,639      2,184       2,847
   7          6,497      102,591   103,325    104,254    2,591      3,325      4,254    2,059      2,793       3,722
   8          7,620      102,913   103,863    105,116    2,913      3,863      5,116    2,457      3,407       4,660
   9          8,799      103,209   104,405    106,046    3,209      4,405      6,046    2,905      4,101       5,742
  10         10,037      103,480   104,948    107,049    3,480      4,948      7,049    3,328      4,796       6,897
  11         11,337      103,759   105,532    108,179    3,759      5,532      8,179    3,759      5,532       8,179
  12         12,702      104,014   106,122    109,407    4,014      6,122      9,407    4,014      6,122       9,407
  13         14,135      104,240   106,714    110,739    4,240      6,714     10,739    4,240      6,714      10,739
  14         15,640      104,438   107,306    112,185    4,438      7,306     12,185    4,438      7,306      12,185
  15         17,220      104,603   107,897    113,754    4,603      7,897     13,754    4,603      7,897      13,754
  16         18,879      104,797   108,547    115,523    4,797      8,547     15,523    4,797      8,547      15,523
  17         20,621      104,947   109,184    117,437    4,947      9,184     17,437    4,947      9,184      17,437
  18         22,450      105,040   109,797    119,499    5,040      9,797     19,499    5,040      9,797      19,499
  19         24,370      105,074   110,378    121,720    5,074     10,378     21,720    5,074     10,378      21,720
  20         26,387      105,050   110,928    124,119    5,050     10,928     24,119    5,050     10,928      24,119
  25         38,086      104,979   114,192    140,737    4,979     14,192     40,737    4,979     14,192      40,737
  30         53,018      103,701   116,966    166,985    3,701     16,966     66,985    3,701     16,966      66,985
  35         72,076      100,328   117,998    207,996      328     17,998    107,996      328     17,998     107,996
  40         96,398           **   114,880    271,417       **     14,880    171,417       **     14,880     171,417
  45        127,441           **   104,674    370,152       **      4,674    270,152       **      4,674     270,152

---------

* The illustrations assume that Planned Premiums are equal to the Target Premium and are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.
**   Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

MEDALLION VARIABLE UNIVERSAL LIFE PLUS (FLEXIBLE PREMIUM VARIABLE LIFE) $100,000 TOTAL SUM INSURED

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK CLASS

OPTION B DEATH BENEFIT
GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
PLANNED PREMIUM:  $ 760 *
USING MAXIMUM CHARGES

                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -----------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            798      100,190   100,215    100,241      190       215        241         0         0           0
   2          1,636      100,606   100,676    100,750      606       676        750         0         0           0
   3          2,516      101,004   101,145    101,298    1,004     1,145      1,298       244       385         538
   4          3,439      101,383   101,621    101,890    1,383     1,621      1,890       623       861       1,130
   5          4,409      101,741   102,102    102,525    1,741     2,102      2,525       981     1,342       1,765
   6          5,428      102,079   102,588    103,209    2,079     2,588      3,209     1,471     1,980       2,601
   7          6,497      102,393   103,077    103,943    2,393     3,077      3,943     1,861     2,545       3,411
   8          7,620      102,683   103,567    104,731    2,683     3,567      4,731     2,227     3,111       4,275
   9          8,799      102,947   104,055    105,576    2,947     4,055      5,576     2,643     3,751       5,272
  10         10,037      103,187   104,542    106,484    3,187     4,542      6,484     3,035     4,390       6,332
  11         11,337      103,397   105,025    107,457    3,397     5,025      7,457     3,397     5,025       7,457
  12         12,702      103,576   105,498    108,498    3,576     5,498      8,498     3,576     5,498       8,498
  13         14,135      103,724   105,963    109,614    3,724     5,963      9,614     3,724     5,963       9,614
  14         15,640      103,838   106,414    110,809    3,838     6,414     10,809     3,838     6,414      10,809
  15         17,220      103,916   106,849    112,087    3,916     6,849     12,087     3,916     6,849      12,087
  16         18,879      103,956   107,264    113,455    3,956     7,264     13,455     3,956     7,264      13,455
  17         20,621      103,951   107,650    114,913    3,951     7,650     14,913     3,951     7,650      14,913
  18         22,450      103,896   108,000    116,463    3,896     8,000     16,463     3,896     8,000      16,463
  19         24,370      103,785   108,308    118,109    3,785     8,308     18,109     3,785     8,308      18,109
  20         26,387      103,610   108,559    119,850    3,610     8,559     19,850     3,610     8,559      19,850
  25         38,086      101,576   108,640    130,063    1,576     8,640     30,063     1,576     8,640      30,063
  30         53,018           **   105,376    142,688       **     5,376     42,688        **     5,376      42,688
  35         72,076           **        **    156,347       **        **     56,347        **        **      56,347
  40         96,398           **        **    167,188       **        **     67,188        **        **      67,188
  45        127,441           **        **    165,549       **        **     65,549        **        **      65,549

---------

* The illustrations assume that Planned Premiums are equal to the Target Premium and are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.
**   Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

MEDALLION VARIABLE UNIVERSAL LIFE PLUS (FLEXIBLE PREMIUM VARIABLE LIFE) $100,000 TOTAL SUM INSURED

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK CLASS

OPTION A DEATH BENEFIT
CASH VALUE ACCUMULATION TEST
PLANNED PREMIUM:  $  760 *
USING CURRENT CHARGES

                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -----------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            798      100,000   100,000    100,000      217        243        270        0          0           0
   2          1,636      100,000   100,000    100,000      661        735        813        0          0          53
   3          2,516      100,000   100,000    100,000    1,089      1,239      1,402      329        479         642
   4          3,439      100,000   100,000    100,000    1,500      1,754      2,041      740        994       1,281
   5          4,409      100,000   100,000    100,000    1,891      2,279      2,733    1,131      1,519       1,973
   6          5,428      100,000   100,000    100,000    2,264      2,814      3,483    1,656      2,206       2,875
   7          6,497      100,000   100,000    100,000    2,615      3,356      4,295    2,083      2,824       3,763
   8          7,620      100,000   100,000    100,000    2,944      3,907      5,176    2,488      3,451       4,720
   9          8,799      100,000   100,000    100,000    3,250      4,463      6,130    2,946      4,159       5,826
  10         10,037      100,000   100,000    100,000    3,531      5,025      7,165    3,379      4,873       7,013
  11         11,337      100,000   100,000    100,000    3,823      5,632      8,335    3,823      5,632       8,335
  12         12,702      100,000   100,000    100,000    4,092      6,249      9,613    4,092      6,249       9,613
  13         14,135      100,000   100,000    100,000    4,335      6,873     11,010    4,335      6,873      11,010
  14         15,640      100,000   100,000    100,000    4,550      7,505     12,536    4,550      7,505      12,536
  15         17,220      100,000   100,000    100,000    4,736      8,141     14,205    4,736      8,141      14,205
  16         18,879      100,000   100,000    100,000    4,949      8,839     16,089    4,949      8,839      16,089
  17         20,621      100,000   100,000    100,000    5,121      9,534     18,145    5,121      9,534      18,145
  18         22,450      100,000   100,000    100,000    5,240     10,216     20,386    5,240     10,216      20,386
  19         24,370      100,000   100,000    100,000    5,303     10,880     22,832    5,303     10,880      22,832
  20         26,387      100,000   100,000    100,000    5,311     11,527     25,511    5,311     11,527      25,511
  25         38,086      100,000   100,000    100,000    5,398     15,425     44,405    5,398     15,425      44,405
  30         53,018      100,000   100,000    129,061    4,321     19,393     75,829    4,321     19,393      75,829
  35         72,076      100,000   100,000    190,822    1,114     22,654    126,071    1,114     22,654     126,071
  40         96,398           **   100,000    281,034       **     23,576    205,314       **     23,576     205,314
  45        127,441           **   100,000    416,780       **     19,749    330,097       **     19,749     330,097

---------

* The illustrations assume that Planned Premiums are equal to the Target Premium and are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.
**   Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

MEDALLION VARIABLE UNIVERSAL LIFE PLUS (FLEXIBLE PREMIUM VARIABLE LIFE) $100,000 TOTAL SUM INSURED

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK CLASS

OPTION A DEATH BENEFIT
CASH VALUE ACCUMULATION TEST
PLANNED PREMIUM:  $  760 *
USING MAXIMUM CHARGES

                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -----------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            798      100,000   100,000    100,000      190       216         241        0         0            0
   2          1,636      100,000   100,000    100,000      608       678         752        0         0            0
   3          2,516      100,000   100,000    100,000    1,008     1,150       1,304      248       390          544
   4          3,439      100,000   100,000    100,000    1,390     1,629       1,900      630       869        1,140
   5          4,409      100,000   100,000    100,000    1,752     2,116       2,542      992     1,356        1,782
   6          5,428      100,000   100,000    100,000    2,095     2,609       3,235    1,487     2,001        2,627
   7          6,497      100,000   100,000    100,000    2,415     3,106       3,982    1,883     2,574        3,450
   8          7,620      100,000   100,000    100,000    2,712     3,607       4,787    2,256     3,151        4,331
   9          8,799      100,000   100,000    100,000    2,985     4,109       5,654    2,681     3,805        5,350
  10         10,037      100,000   100,000    100,000    3,234     4,614       6,591    3,082     4,462        6,439
  11         11,337      100,000   100,000    100,000    3,456     5,117       7,601    3,456     5,117        7,601
  12         12,702      100,000   100,000    100,000    3,648     5,615       8,689    3,648     5,615        8,689
  13         14,135      100,000   100,000    100,000    3,810     6,109       9,863    3,810     6,109        9,863
  14         15,640      100,000   100,000    100,000    3,941     6,595      11,130    3,941     6,595       11,130
  15         17,220      100,000   100,000    100,000    4,036     7,071      12,498    4,036     7,071       12,498
  16         18,879      100,000   100,000    100,000    4,095     7,533      13,977    4,095     7,533       13,977
  17         20,621      100,000   100,000    100,000    4,112     7,975      15,572    4,112     7,975       15,572
  18         22,450      100,000   100,000    100,000    4,079     8,390      17,292    4,079     8,390       17,292
  19         24,370      100,000   100,000    100,000    3,993     8,771      19,147    3,993     8,771       19,147
  20         26,387      100,000   100,000    100,000    3,844     9,109      21,144    3,844     9,109       21,144
  25         38,086      100,000   100,000    100,000    1,942     9,840      33,807    1,942     9,840       33,807
  30         53,018           **   100,000    100,000       **     7,653      52,986       **     7,653       52,986
  35         72,076           **        **    124,904       **        **      82,521       **        **       82,521
  40         96,398           **        **    170,378       **        **     124,473       **        **      124,473
  45        127,441           **        **    229,881       **        **     182,070       **        **      182,070

---------

* The illustrations assume that Planned Premiums are equal to the Target Premium and are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.
**   Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK.]

                      MEDALLION VARIABLE UNIVERSAL LIFE EDGE

                 REVISED ILLUSTRATION OF DEATH BENEFITS, ACCOUNT
               VALUES, SURRENDER VALUES AND ACCUMULATED PREMIUMS

     The following tables on pages 22 TO 27 of this Supplement replace the illustration in the John Hancock Variable Life Insurance Company Medallion Variable Universal Life Edge Product Prospectus.

     The assumptions used for the revised illustration are the same as those described on page 26 of the Medallion Variable Universal Life Edge Product Prospectus, except for the following:

     . The third and fourth sentences of the first paragraph are changed to read as follows:

          "The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant gross annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Series Fund assets). After the deduction of average fees and expenses at the Series Fund level (as described below) the corresponding net annual rates of return would be -0.87%, 5.08% and 11.03%."

     . The first sentence of the third paragraph is changed to read as follows:

          "With respect to fees and expenses deducted from assets of the Series Funds, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.75%, and
          (2) an assumed average asset charge for all other operating expenses of the Series Funds equivalent to an effective annual rate of 0.12%."

MEDALLION VARIABLE UNIVERSAL LIFE EDGE (FLEXIBLE PREMIUM VARIABLE LIFE) $100,000 TOTAL SUM INSURED

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK CLASS

OPTION A DEATH BENEFIT
GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
PLANNED PREMIUM:  $ 927 *
USING CURRENT CHARGES

                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -----------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            973      100,000   100,000    100,000      189        218        248        0          0           0
   2          1,995      100,000   100,000    100,000      604        683        766        0          0           0
   3          3,068      100,000   100,000    100,000    1,003      1,158      1,327       76        231         400
   4          4,195      100,000   100,000    100,000    1,385      1,642      1,934      504        762       1,053
   5          5,378      100,000   100,000    100,000    1,890      2,281      2,741    1,009      1,401       1,860
   6          6,621      100,000   100,000    100,000    2,526      3,091      3,777    1,645      2,210       2,896
   7          7,925      100,000   100,000    100,000    3,141      3,924      4,908    2,306      3,090       4,074
   8          9,295      100,000   100,000    100,000    3,734      4,781      6,143    3,085      4,132       5,494
   9         10,733      100,000   100,000    100,000    4,305      5,662      7,490    3,934      5,291       7,120
  10         12,243      100,000   100,000    100,000    4,852      6,567      8,962    4,852      6,567       8,962
  11         13,828      100,000   100,000    100,000    5,403      7,525     10,599    5,403      7,525      10,599
  12         15,493      100,000   100,000    100,000    5,928      8,507     12,388    5,928      8,507      12,388
  13         17,241      100,000   100,000    100,000    6,426      9,513     14,342    6,426      9,513      14,342
  14         19,076      100,000   100,000    100,000    6,895     10,542     16,478    6,895     10,542      16,478
  15         21,003      100,000   100,000    100,000    7,334     11,594     18,813    7,334     11,594      18,813
  16         23,027      100,000   100,000    100,000    7,739     12,667     21,367    7,739     12,667      21,367
  17         25,152      100,000   100,000    100,000    8,110     13,761     24,161    8,110     13,761      24,161
  18         27,383      100,000   100,000    100,000    8,444     14,873     27,229    8,444     14,873      27,229
  19         29,725      100,000   100,000    100,000    8,737     16,002     30,614    8,737     16,002      30,614
  20         32,185      100,000   100,000    100,000    8,988     17,146     34,355    8,988     17,146      34,355
  25         46,455      100,000   100,000    100,000    9,340     22,872     59,896    9,340     22,872      59,896
  30         64,668      100,000   100,000    126,363    8,561     29,171    103,576    8,561     29,171     103,576
  35         87,913      100,000   100,000    204,742    5,797     35,846    176,502    5,797     35,846     176,502
  40        117,580           **   100,000    318,837       **     42,179    297,979       **     42,179     297,979
  45        155,444           **   100,000    526,839       **     47,549    501,752       **     47,549     501,752

---------

* The illustrations assume that Planned Premiums are equal to the Target Premium and are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.
**   Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

MEDALLION VARIABLE UNIVERSAL LIFE EDGE (FLEXIBLE PREMIUM VARIABLE LIFE) $100,000 TOTAL SUM INSURED

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK CLASS

OPTION A DEATH BENEFIT
GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
PLANNED PREMIUM:  $ 927 *
USING MAXIMUM CHARGES

                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -----------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            973      100,000   100,000    100,000      165        194        223        0          0           0
   2          1,995      100,000   100,000    100,000      557        633        713        0          0           0
   3          3,068      100,000   100,000    100,000      933      1,081      1,243        6        154         316
   4          4,195      100,000   100,000    100,000    1,292      1,537      1,815      411        656         935
   5          5,378      100,000   100,000    100,000    1,774      2,147      2,585      894      1,266       1,704
   6          6,621      100,000   100,000    100,000    2,244      2,778      3,429    1,364      1,898       2,548
   7          7,925      100,000   100,000    100,000    2,690      3,420      4,342    1,856      2,586       3,508
   8          9,295      100,000   100,000    100,000    3,113      4,073      5,333    2,464      3,424       4,684
   9         10,733      100,000   100,000    100,000    3,510      4,736      6,406    3,139      4,365       6,035
  10         12,243      100,000   100,000    100,000    3,881      5,408      7,571    3,881      5,408       7,571
  11         13,828      100,000   100,000    100,000    4,223      6,086      8,834    4,223      6,086       8,834
  12         15,493      100,000   100,000    100,000    4,535      6,771     10,204    4,535      6,771      10,204
  13         17,241      100,000   100,000    100,000    4,817      7,459     11,692    4,817      7,459      11,692
  14         19,076      100,000   100,000    100,000    5,065      8,151     13,308    5,065      8,151      13,308
  15         21,003      100,000   100,000    100,000    5,277      8,841     15,064    5,277      8,841      15,064
  16         23,027      100,000   100,000    100,000    5,452      9,530     16,973    5,452      9,530      16,973
  17         25,152      100,000   100,000    100,000    5,584     10,211     19,049    5,584     10,211      19,049
  18         27,383      100,000   100,000    100,000    5,667     10,878     21,305    5,667     10,878      21,305
  19         29,725      100,000   100,000    100,000    5,695     11,526     23,758    5,695     11,526      23,758
  20         32,185      100,000   100,000    100,000    5,662     12,146     26,426    5,662     12,146      26,426
  25         46,455      100,000   100,000    100,000    4,339     14,570     44,111    4,339     14,570      44,111
  30         64,668      100,000   100,000    100,000      130     14,773     73,111      130     14,773      73,111
  35         87,913           **   100,000    141,755       **      9,737    122,203       **      9,737     122,203
  40        117,580           **        **    215,935       **         **    201,809       **         **     201,809
  45        155,444           **        **    348,616       **         **    332,016       **         **     332,016

---------

* The illustrations assume that Planned Premiums are equal to the Target Premium and are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.
**   Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

MEDALLION VARIABLE UNIVERSAL LIFE EDGE (FLEXIBLE PREMIUM VARIABLE LIFE) $100,000 TOTAL SUM INSURED

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK CLASS

OPTION B DEATH BENEFIT
GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
PLANNED PREMIUM:  $ 927 *
USING CURRENT CHARGES

                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -----------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            973      100,000   100,000     100,000      597       655        714         0         0           0
   2          1,995      100,000   101,575     101,745    1,413     1,575      1,745         0        25         195
   3          3,068      102,206   102,523     102,869    2,206     2,523      2,869       656       973       1,319
   4          4,195      102,973   103,499     104,094    2,973     3,499      4,094     1,500     2,027       2,622
   5          5,378      104,013   104,812     105,749    4,013     4,812      5,749     2,541     3,340       4,276
   6          6,621      105,184   106,333     107,728    5,184     6,333      7,728     3,711     4,860       6,255
   7          7,925      106,324   107,906     109,896    6,324     7,906      9,896     4,929     6,511       8,501
   8          9,295      107,432   109,533     112,270    7,432     9,533     12,270     6,347     8,448      11,185
   9         10,733      108,508   111,216     114,871    8,508    11,216     14,871     7,888    10,596      14,251
  10         12,243      109,552   112,954     117,720    9,552    12,954     17,720     9,552    12,954      17,720
  11         13,828      110,607   114,797     120,891   10,607    14,797     20,891    10,607    14,797      20,891
  12         15,493      111,625   116,699     124,363   11,625    16,699     24,363    11,625    16,699      24,363
  13         17,241      112,607   118,660     128,179   12,607    18,660     28,179    12,607    18,660      28,179
  14         19,076      113,548   120,680     132,384   13,548    20,680     32,384    13,548    20,680      32,384
  15         21,003      114,449   122,760     137,019   14,449    22,760     37,019    14,449    22,760      37,019
  16         23,027      115,305   124,897     142,143   15,305    24,897     42,143    15,305    24,897      42,143
  17         25,152      116,116   127,106     147,796   16,116    27,106     47,796    16,116    27,106      47,796
  18         27,383      116,878   129,390     154,032   16,878    29,390     54,032    16,878    29,390      54,032
  19         29,725      117,588   131,748     160,910   17,588    31,748     60,910    17,588    31,748      60,910
  20         32,185      118,243   134,180     168,498   18,243    34,180     68,498    18,243    34,180      68,498
  25         46,455      120,421   147,222     219,688   20,421    47,222    119,688    20,421    47,222     119,688
  30         64,668      121,213   162,480     304,245   21,213    62,480    204,245    21,213    62,480     204,245
  35         87,913      119,804   179,474     443,689   19,804    79,474    343,689    19,804    79,474     343,689
  40        117,580      114,703   196,749     673,318   14,703    96,749    573,318    14,703    96,749     573,318
  45        155,444      104,656   212,553   1,052,633    4,656   112,553    952,633     4,656   112,553     952,633

---------

* The Planned Premium shown is less than the Target Premium of $1,550. The illustrations assume that Planned Premiums are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

MEDALLION VARIABLE UNIVERSAL LIFE EDGE (FLEXIBLE PREMIUM VARIABLE LIFE) $100,000 TOTAL SUM INSURED

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK CLASS

OPTION B DEATH BENEFIT
GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
PLANNED PREMIUM:  $ 927 *
USING MAXIMUM CHARGES

                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -----------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            973      100,000   100,000    100,000       573       631        689         0         0           0
   2          1,995      100,000   100,000    101,692     1,366     1,525      1,692         0         0         142
   3          3,068      102,135   102,447    102,785     2,135     2,447      2,785       585       897       1,235
   4          4,195      102,880   103,395    103,977     2,880     3,395      3,977     1,407     1,922       2,504
   5          5,378      103,898   104,678    105,594     3,898     4,678      5,594     2,426     3,206       4,121
   6          6,621      104,900   106,017    107,375     4,900     6,017      7,375     3,427     4,544       5,903
   7          7,925      105,867   107,394    109,318     5,867     7,394      9,318     4,472     5,999       7,923
   8          9,295      106,799   108,810    111,440     6,799     8,810     11,440     5,714     7,725      10,355
   9         10,733      107,697   110,266    113,755     7,697    10,266     13,755     7,077     9,646      13,135
  10         12,243      108,558   111,762    116,282     8,558    11,762     16,282     8,558    11,762      16,282
  11         13,828      109,380   113,295    119,039     9,380    13,295     19,039     9,380    13,295      19,039
  12         15,493      110,162   114,867    122,047    10,162    14,867     22,047    10,162    14,867      22,047
  13         17,241      110,902   116,476    125,331    10,902    16,476     25,331    10,902    16,476      25,331
  14         19,076      111,599   118,121    128,926    11,599    18,121     28,926    11,599    18,121      28,926
  15         21,003      112,250   119,799    132,865    12,250    19,799     32,865    12,250    19,799      32,865
  16         23,027      112,852   121,510    137,181    12,852    21,510     37,181    12,852    21,510      37,181
  17         25,152      113,402   123,249    141,909    13,402    23,249     41,909    13,402    23,249      41,909
  18         27,383      113,892   125,010    147,083    13,892    25,010     47,083    13,892    25,010      47,083
  19         29,725      114,316   126,793    152,744    14,316    26,793     52,744    14,316    26,793      52,744
  20         32,185      114,669   128,592    158,936    14,669    28,592     58,936    14,669    28,592      58,936
  25         46,455      115,134   137,571    199,726    15,134    37,571     99,726    15,134    37,571      99,726
  30         64,668      112,620   145,444    263,304    12,620    45,444    163,304    12,620    45,444     163,304
  35         87,913      105,208   149,418    361,690     5,208    49,418    261,690     5,208    49,418     261,690
  40        117,580           **   144,522    513,121        **    44,522    413,121        **    44,522     413,121
  45        155,444           **   121,515    744,248        **    21,515    644,248        **    21,515     644,248

---------

* The Planned Premium shown is less than the Target Premium of $1,550. The illustrations assume that Planned Premiums are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.
**   Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

MEDALLION VARIABLE UNIVERSAL LIFE EDGE (FLEXIBLE PREMIUM VARIABLE LIFE) $100,000 TOTAL SUM INSURED

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK CLASS

OPTION A DEATH BENEFIT
CASH VALUE ACCUMULATION TEST
PLANNED PREMIUM:  $  927 *
USING CURRENT CHARGES

                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -----------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            973      100,000   100,000    100,000      189        218        248        0          0           0
   2          1,995      100,000   100,000    100,000      604        683        766        0          0           0
   3          3,068      100,000   100,000    100,000    1,003      1,158      1,327       76        231         400
   4          4,195      100,000   100,000    100,000    1,385      1,642      1,934      504        762       1,053
   5          5,378      100,000   100,000    100,000    1,890      2,281      2,741    1,009      1,401       1,860
   6          6,621      100,000   100,000    100,000    2,526      3,091      3,777    1,645      2,210       2,896
   7          7,925      100,000   100,000    100,000    3,141      3,924      4,908    2,306      3,090       4,074
   8          9,295      100,000   100,000    100,000    3,734      4,781      6,143    3,085      4,132       5,494
   9         10,733      100,000   100,000    100,000    4,305      5,662      7,490    3,934      5,291       7,120
  10         12,243      100,000   100,000    100,000    4,852      6,567      8,962    4,852      6,567       8,962
  11         13,828      100,000   100,000    100,000    5,403      7,525     10,599    5,403      7,525      10,599
  12         15,493      100,000   100,000    100,000    5,928      8,507     12,388    5,928      8,507      12,388
  13         17,241      100,000   100,000    100,000    6,426      9,513     14,342    6,426      9,513      14,342
  14         19,076      100,000   100,000    100,000    6,895     10,542     16,478    6,895     10,542      16,478
  15         21,003      100,000   100,000    100,000    7,334     11,594     18,813    7,334     11,594      18,813
  16         23,027      100,000   100,000    100,000    7,739     12,667     21,367    7,739     12,667      21,367
  17         25,152      100,000   100,000    100,000    8,110     13,761     24,161    8,110     13,761      24,161
  18         27,383      100,000   100,000    100,000    8,444     14,873     27,229    8,444     14,873      27,229
  19         29,725      100,000   100,000    100,000    8,737     16,002     30,614    8,737     16,002      30,614
  20         32,185      100,000   100,000    100,000    8,988     17,146     34,355    8,988     17,146      34,355
  25         46,455      100,000   100,000    119,408    9,340     22,872     59,755    9,340     22,872      59,755
  30         64,668      100,000   100,000    176,543    8,561     29,171    101,130    8,561     29,171     101,130
  35         87,913      100,000   100,000    259,364    5,797     35,846    167,580    5,797     35,846     167,580
  40        117,580           **   100,000    380,930       **     42,179    273,205       **     42,179     273,205
  45        155,444           **   100,000    564,939       **     47,549    440,842       **     47,549     440,842

---------

* The illustrations assume that Planned Premiums are equal to the Target Premium and are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.
**   Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

MEDALLION VARIABLE UNIVERSAL LIFE EDGE (FLEXIBLE PREMIUM VARIABLE LIFE) $100,000 TOTAL SUM INSURED

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK CLASS

OPTION A DEATH BENEFIT
CASH VALUE ACCUMULATION TEST
PLANNED PREMIUM:  $  927 *
USING MAXIMUM CHARGES

                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -----------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            973      100,000   100,000    100,000      165        194        223        0          0           0
   2          1,995      100,000   100,000    100,000      557        633        713        0          0           0
   3          3,068      100,000   100,000    100,000      933      1,081      1,243        6        154         316
   4          4,195      100,000   100,000    100,000    1,292      1,537      1,815      411        656         935
   5          5,378      100,000   100,000    100,000    1,774      2,147      2,585      894      1,266       1,704
   6          6,621      100,000   100,000    100,000    2,244      2,778      3,429    1,364      1,898       2,548
   7          7,925      100,000   100,000    100,000    2,690      3,420      4,342    1,856      2,586       3,508
   8          9,295      100,000   100,000    100,000    3,113      4,073      5,333    2,464      3,424       4,684
   9         10,733      100,000   100,000    100,000    3,510      4,736      6,406    3,139      4,365       6,035
  10         12,243      100,000   100,000    100,000    3,881      5,408      7,571    3,881      5,408       7,571
  11         13,828      100,000   100,000    100,000    4,223      6,086      8,834    4,223      6,086       8,834
  12         15,493      100,000   100,000    100,000    4,535      6,771     10,204    4,535      6,771      10,204
  13         17,241      100,000   100,000    100,000    4,817      7,459     11,692    4,817      7,459      11,692
  14         19,076      100,000   100,000    100,000    5,065      8,151     13,308    5,065      8,151      13,308
  15         21,003      100,000   100,000    100,000    5,277      8,841     15,064    5,277      8,841      15,064
  16         23,027      100,000   100,000    100,000    5,452      9,530     16,973    5,452      9,530      16,973
  17         25,152      100,000   100,000    100,000    5,584     10,211     19,049    5,584     10,211      19,049
  18         27,383      100,000   100,000    100,000    5,667     10,878     21,305    5,667     10,878      21,305
  19         29,725      100,000   100,000    100,000    5,695     11,526     23,758    5,695     11,526      23,758
  20         32,185      100,000   100,000    100,000    5,662     12,146     26,426    5,662     12,146      26,426
  25         46,455      100,000   100,000    100,000    4,339     14,570     44,111    4,339     14,570      44,111
  30         64,668      100,000   100,000    126,249      130     14,773     72,320      130     14,773      72,320
  35         87,913           **   100,000    177,165       **      9,737    114,470       **      9,737     114,470
  40        117,580           **        **    244,994       **         **    175,711       **         **     175,711
  45        155,444           **        **    335,928       **         **    262,137       **         **     262,137

---------

* The illustrations assume that Planned Premiums are equal to the Target Premium and are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.
**   Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK.]

                        MEDALLION EXECUTIVE VARIABLE LIFE

                 REVISED ILLUSTRATION OF DEATH BENEFITS, ACCOUNT
               VALUES, SURRENDER VALUES AND ACCUMULATED PREMIUMS

     The following tables on pages 30 TO 35 of this Supplement replace the illustration in the John Hancock Variable Life Insurance Company Medallion Executive Variable Life Product Prospectus.

     The assumptions used for the revised illustration are the same as those described on page 22 of the Medallion Executive Variable Life Product Prospectus, except for the following:

     . The third and fourth sentences of the first paragraph are changed to read as follows:

          "The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant gross annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Series Fund assets). After the deduction of average fees and expenses at the Series Fund level (as described below) the corresponding net annual rates of return would be -0.87%, 5.08% and 11.03%."

     . The first sentence of the third paragraph is changed to read as follows:


          "With respect to fees and expenses deducted from assets of the Series Funds, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.75%, and
          (2) an assumed average asset charge for all other operating expenses of the Series Funds equivalent to an effective annual rate of 0.12%."

PLAN: MEDALLION EXECUTIVE VARIABLE LIFE (FLEXIBLE PREMIUM VARIABLE LIFE)
      $100,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 45, FULLY UNDERWRITTEN SELECT UNDERWRITING CLASS OPTION A DEATH BENEFIT
      GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
      PLANNED PREMIUM: $2,000*
      USING CURRENT CHARGES

                                   Death Benefit            Surrender Value
                             -------------------------  ------------------------
                               Assuming hypothetical     Assuming hypothetical
End of   Planned Premiums    gross annual return of     gross annual return of
Policy    accumulated at    -------------------------  ------------------------
 Year   5% annual interest    0%       6%       12%      0%      6%        12%
------  ------------------  -------  -------  -------  ------  -------  --------
   1           2,100        100,000  100,000  100,000     926    1,005     1,085
   2           4,305        100,000  100,000  100,000   2,222    2,446     2,681
   3           6,620        100,000  100,000  100,000   3,165    3,607     4,089
   4           9,051        100,000  100,000  100,000   4,233    4,969     5,801
   5          11,604        100,000  100,000  100,000   5,266    6,372     7,671
   6          14,284        100,000  100,000  100,000   6,654    8,221    10,133
   7          17,098        100,000  100,000  100,000   7,998   10,129    12,829
   8          20,053        100,000  100,000  100,000   9,297   12,099    15,784
   9          23,156        100,000  100,000  100,000  10,549   14,131    19,023
  10          26,414        100,000  100,000  100,000  11,775   16,260    22,624
  11          29,834        100,000  100,000  100,000  13,073   18,586    26,722
  12          33,426        100,000  100,000  100,000  14,318   20,993    31,240
  13          37,197        100,000  100,000  100,000  15,509   23,484    36,227
  14          41,157        100,000  100,000  100,000  16,641   26,060    41,738
  15          45,315        100,000  100,000  100,000  17,711   28,726    47,838
  16          49,681        100,000  100,000  100,000  18,715   31,485    54,600
  17          54,265        100,000  100,000  100,000  19,648   34,341    62,108
  18          59,078        100,000  100,000  100,000  20,504   37,300    70,461
  19          64,132        100,000  100,000  100,000  21,278   40,367    79,775
  20          69,439        100,000  100,000  108,153  21,962   43,549    90,128
  25         100,227        100,000  100,000  184,572  23,807   61,601   160,497
  30         139,522        100,000  100,000  290,594  21,913   85,029   276,756
  35         189,673        100,000  122,896  493,492  12,961  117,044   469,992
---------

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: MEDALLION EXECUTIVE VARIABLE LIFE (FLEXIBLE PREMIUM VARIABLE LIFE)
      $100,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 45, FULLY UNDERWRITTEN SELECT UNDERWRITING CLASS OPTION A DEATH BENEFIT
      GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
      PLANNED PREMIUM: $2,000*
      USING MAXIMUM CHARGES

                                  Death Benefits            Surrender Value
                             -------------------------  -----------------------
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of    gross annual return of
Policy     accumulated at    -------------------------  -----------------------
 Year    5% annual interest    0%       6%       12%      0%      6%       12%
------   ------------------  -------  -------  -------  ------  ------  --------
   1            2,100        100,000  100,000  100,000     606     675       745
   2            4,305        100,000  100,000  100,000   1,567   1,751     1,944
   3            6,620        100,000  100,000  100,000   2,158   2,509     2,892
   4            9,051        100,000  100,000  100,000   2,860   3,428     4,075
   5           11,604        100,000  100,000  100,000   3,509   4,345     5,337
   6           14,284        100,000  100,000  100,000   4,496   5,664     7,104
   7           17,098        100,000  100,000  100,000   5,417   6,990     9,004
   8           20,053        100,000  100,000  100,000   6,268   8,318    11,048
   9           23,156        100,000  100,000  100,000   7,040   9,643    13,246
  10           26,414        100,000  100,000  100,000   7,728  10,957    15,608
  11           29,834        100,000  100,000  100,000   8,387  12,319    18,219
  12           33,426        100,000  100,000  100,000   8,951  13,665    21,039
  13           37,197        100,000  100,000  100,000   9,419  14,991    24,093
  14           41,157        100,000  100,000  100,000   9,785  16,295    27,410
  15           45,315        100,000  100,000  100,000  10,044  17,570    31,021
  16           49,681        100,000  100,000  100,000  10,184  18,807    34,961
  17           54,265        100,000  100,000  100,000  10,193  19,995    39,269
  18           59,078        100,000  100,000  100,000  10,053  21,118    43,991
  19           64,132        100,000  100,000  100,000   9,743  22,159    49,183
  20           69,439        100,000  100,000  100,000   9,242  23,099    54,911
  25          100,227        100,000  100,000  109,437   3,090  25,622    95,163
  30          139,522             **  100,000  169,316      **  21,063   161,253
  35          189,673             **       **  279,997      **      **   266,664

---------

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.
**   Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: MEDALLION EXECUTIVE VARIABLE LIFE (FLEXIBLE PREMIUM VARIABLE LIFE)
      $100,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 45, FULLY UNDERWRITTEN SELECT UNDERWRITING CLASS OPTION B DEATH BENEFIT
      GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
      PLANNED PREMIUM: $2,000*
      USING CURRENT CHARGES

                                   Death Benefit            Surrender Value
                             -------------------------  -----------------------
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of    gross annual return of
Policy     accumulated at    -------------------------  -----------------------
 Year    5% annual interest    0%       6%       12%      0%      6%       12%
------   ------------------  -------  -------  -------  ------  ------  --------
   1            2,100        100,924  101,003  101,083     924   1,003     1,083
   2            4,305        102,056  102,279  102,513   2,216   2,439     2,673
   3            6,620        103,152  103,593  104,072   3,152   3,593     4,072
   4            9,051        104,211  104,943  105,769   4,211   4,943     5,769
   5           11,604        105,230  106,328  107,617   5,230   6,328     7,617
   6           14,284        106,601  108,153  110,046   6,601   8,153    10,046
   7           17,098        107,921  110,028  112,694   7,921  10,028    12,694
   8           20,053        109,191  111,953  115,582   9,191  11,953    15,582
   9           23,156        110,405  113,926  118,731  10,405  13,926    18,731
  10           26,414        111,585  115,978  122,208  11,585  15,978    22,208
  11           29,834        112,824  118,206  126,140  12,824  18,206    26,140
  12           33,426        113,999  120,489  130,438  13,999  20,489    30,438
  13           37,197        115,106  122,823  135,137  15,106  22,823    35,137
  14           41,157        116,137  125,204  140,271  16,137  25,204    40,271
  15           45,315        117,089  127,629  145,882  17,089  27,629    45,882
  16           49,681        117,954  130,092  152,013  17,954  30,092    52,013
  17           54,265        118,725  132,585  158,711  18,725  32,585    58,711
  18           59,078        119,393  135,103  166,029  19,393  35,103    66,029
  19           64,132        119,950  137,634  174,023  19,950  37,634    74,023
  20           69,439        120,385  140,168  182,754  20,385  40,168    82,754
  25          100,227        120,433  152,529  240,200  20,433  52,529   140,200
  30          139,522        115,659  162,727  329,970  15,659  62,727   229,970
  35          189,673        103,162  166,545  469,588   3,162  66,545   369,588

---------

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: MEDALLION EXECUTIVE VARIABLE LIFE (FLEXIBLE PREMIUM VARIABLE LIFE)
      $100,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 45, FULLY UNDERWRITTEN SELECT UNDERWRITING CLASS OPTION B DEATH BENEFIT
      GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
      PLANNED PREMIUM: $2,000*
      USING MAXIMUM CHARGES

                                   Death Benefit            Surrender Value
                             -------------------------  -----------------------
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of    gross annual return of
Policy     accumulated at    -------------------------  -----------------------
 Year    5% annual interest    0%       6%       12%      0%      6%       12%
------   ------------------  -------  -------  -------  ------  -------  -------
   1            2,100        100,601  100,670  100,739    601      670       739
   2            4,305        101,392  101,575  101,767  1,552    1,735     1,927
   3            6,620        102,130  102,476  102,855  2,130    2,476     2,855
   4            9,051        102,814  103,372  104,008  2,814    3,372     4,008
   5           11,604        103,438  104,256  105,227  3,438    4,256     5,227
   6           14,284        104,394  105,531  106,933  4,394    5,531     6,933
   7           17,098        105,275  106,797  108,747  5,275    6,797     8,747
   8           20,053        106,075  108,049  110,674  6,075    8,049    10,674
   9           23,156        106,785  109,275  112,714  6,785    9,275    12,714
  10           26,414        107,399  110,464  114,869  7,399   10,464    14,869
  11           29,834        107,970  111,671  117,210  7,970   11,671    17,210
  12           33,426        108,433  112,826  119,681  8,433   12,826    19,681
  13           37,197        108,784  113,923  122,290  8,784   13,923    22,290
  14           41,157        109,020  114,952  125,043  9,020   14,952    25,043
  15           45,315        109,133  115,901  127,948  9,133   15,901    27,948
  16           49,681        109,113  116,754  131,004  9,113   16,754    31,004
  17           54,265        108,947  117,491  134,211  8,947   17,491    34,211
  18           59,078        108,618  118,088  137,564  8,618   18,088    37,564
  19           64,132        108,107  118,515  141,052  8,107   18,515    41,052
  20           69,439        107,396  118,744  144,668  7,396   18,744    44,668
  25          100,227        100,319  115,916  164,387    319   15,916    64,387
  30          139,522             **  102,411  184,692     **    2,411    84,692
  35          189,673             **       **  197,896     **       **    97,896
---------

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.
**   Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: MEDALLION EXECUTIVE VARIABLE LIFE (FLEXIBLE PREMIUM VARIABLE LIFE)
      $100,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 45, FULLY UNDERWRITTEN SELECT UNDERWRITING CLASS OPTION A DEATH BENEFIT
      CASH VALUE ACCUMULATION TEST
      PLANNED PREMIUM: $2,000*
      USING CURRENT CHARGES

                                   Death Benefit            Surrender Value
                             -------------------------  ------------------------
                               Assuming hypothetical     Assuming hypothetical
End of   Planned Premiums    gross annual return of     gross annual return of
Policy    accumulated at    -------------------------  ------------------------
 Year   5% annual interest    0%       6%       12%      0%      6%        12%
------  ------------------  -------  -------  -------  ------  -------  --------
   1           2,100        100,000  100,000  100,000     926    1,005     1,085
   2           4,305        100,000  100,000  100,000   2,222    2,446     2,681
   3           6,620        100,000  100,000  100,000   3,165    3,607     4,089
   4           9,051        100,000  100,000  100,000   4,233    4,969     5,801
   5          11,604        100,000  100,000  100,000   5,266    6,372     7,671
   6          14,284        100,000  100,000  100,000   6,654    8,221    10,133
   7          17,098        100,000  100,000  100,000   7,998   10,129    12,829
   8          20,053        100,000  100,000  100,000   9,297   12,099    15,784
   9          23,156        100,000  100,000  100,000  10,549   14,131    19,023
  10          26,414        100,000  100,000  100,000  11,775   16,260    22,624
  11          29,834        100,000  100,000  100,000  13,073   18,586    26,722
  12          33,426        100,000  100,000  100,000  14,318   20,993    31,240
  13          37,197        100,000  100,000  100,000  15,509   23,484    36,227
  14          41,157        100,000  100,000  100,000  16,641   26,060    41,738
  15          45,315        100,000  100,000  100,000  17,711   28,726    47,838
  16          49,681        100,000  100,000  100,000  18,715   31,485    54,598
  17          54,265        100,000  100,000  110,530  19,648   34,341    62,033
  18          59,078        100,000  100,000  122,029  20,504   37,300    70,184
  19          64,132        100,000  100,000  134,306  21,278   40,367    79,115
  20          69,439        100,000  100,000  147,428  21,962   43,549    88,898
  25         100,227        100,000  100,000  228,530  23,807   61,601   153,582
  30         139,522        100,000  113,911  345,017  21,913   84,092   254,701
  35         189,673        100,000  138,373  515,667  12,961  110,170   410,563

---------

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: MEDALLION EXECUTIVE VARIABLE LIFE (FLEXIBLE PREMIUM VARIABLE LIFE)
      $100,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 45, FULLY UNDERWRITTEN SELECT UNDERWRITING CLASS OPTION A DEATH BENEFIT
      CASH VALUE ACCUMULATION TEST
      PLANNED PREMIUM: $2,000*
      USING MAXIMUM CHARGES

                                   Death Benefit            Surrender Value
                             -------------------------  -----------------------
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of    gross annual return of
Policy     accumulated at    -------------------------  -----------------------
 Year    5% annual interest    0%       6%       12%      0%      6%       12%
------   ------------------  -------  -------  -------  ------  ------  --------
   1            2,100        100,000  100,000  100,000     606     675       745
   2            4,305        100,000  100,000  100,000   1,567   1,751     1,944
   3            6,620        100,000  100,000  100,000   2,158   2,509     2,892
   4            9,051        100,000  100,000  100,000   2,860   3,428     4,075
   5           11,604        100,000  100,000  100,000   3,509   4,345     5,337
   6           14,284        100,000  100,000  100,000   4,496   5,664     7,104
   7           17,098        100,000  100,000  100,000   5,417   6,990     9,004
   8           20,053        100,000  100,000  100,000   6,268   8,318    11,048
   9           23,156        100,000  100,000  100,000   7,040   9,643    13,246
  10           26,414        100,000  100,000  100,000   7,728  10,957    15,608
  11           29,834        100,000  100,000  100,000   8,387  12,319    18,219
  12           33,426        100,000  100,000  100,000   8,951  13,665    21,039
  13           37,197        100,000  100,000  100,000   9,419  14,991    24,093
  14           41,157        100,000  100,000  100,000   9,785  16,295    27,410
  15           45,315        100,000  100,000  100,000  10,044  17,570    31,021
  16           49,681        100,000  100,000  100,000  10,184  18,807    34,961
  17           54,265        100,000  100,000  100,000  10,193  19,995    39,269
  18           59,078        100,000  100,000  100,000  10,053  21,118    43,991
  19           64,132        100,000  100,000  100,000   9,743  22,159    49,183
  20           69,439        100,000  100,000  100,000   9,242  23,099    54,911
  25          100,227        100,000  100,000  137,026   3,090  25,622    92,087
  30          139,522             **  100,000  196,196      **  21,063   144,837
  35          189,673             **       **  272,986      **      **   217,346

---------

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.
**   Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK.]

                      MEDALLION EXECUTIVE VARIABLE LIFE III

                 REVISED ILLUSTRATION OF DEATH BENEFITS, ACCOUNT
               VALUES, SURRENDER VALUES AND ACCUMULATED PREMIUMS

     The following tables on pages 38 TO 43 of this Supplement replace the illustration in the John Hancock Variable Life Insurance Company Medallion Executive Variable Life III Product Prospectus.

     The assumptions used for the revised illustration are the same as those described on page 22 of the Medallion Executive Variable Life III Product Prospectus, except for the following:

..    The third and fourth sentences of the first paragraph are changed to read as follows:

     "The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant gross annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Series Fund assets). After the deduction of average fees and expenses at the Series Fund level (as described below) the corresponding net annual rates of return would be -0.87%, 5.08% and 11.03%."

..    The first sentence of the third paragraph is changed to read as follows:

     "With respect to fees and expenses deducted from assets of the Series Funds, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.75%, and (2) an assumed average asset charge for all other operating expenses of the Series Funds equivalent to an effective annual rate of 0.12%."

PLAN: MEDALLION EXECUTIVE VARIABLE LIFE III (FLEXIBLE PREMIUM VARIABLE LIFE) $100,000 TOTAL SUM INSURED
          MALE, ISSUE AGE 45, FULLY UNDERWRITTEN NONTOBACCO UNDERWRITING CLASS OPTION A DEATH BENEFIT
          GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
          PLANNED PREMIUM: $5,649 FOR SEVEN POLICY YEARS*
          USING CURRENT CHARGES

                                   Death Benefit            Surrender Value
                             -------------------------  ------------------------
                               Assuming hypothetical     Assuming hypothetical
End of   Planned Premiums    gross annual return of     gross annual return of
Policy    accumulated at    -------------------------  ------------------------
 Year   5% annual interest    0%       6%       12%      0%      6%        12%
------  ------------------  -------  -------  -------  ------  -------  --------
   1           5,931        100,000  100,000  100,000   5,135    5,447     5,759
   2          12,159        100,000  100,000  100,000  10,060   10,998    11,972
   3          18,699        100,000  100,000  100,000  14,884   16,768    18,803
   4          25,565        100,000  100,000  100,000  19,626   22,785    26,335
   5          32,775        100,000  100,000  100,000  20,513   25,061    30,417
   6          40,345        100,000  100,000  100,000  19,881   25,849    33,250
   7          48,294        100,000  100,000  100,000  19,230   26,648    36,361
   8          50,709        100,000  100,000  100,000  18,558   27,459    39,782
   9          53,244        100,000  100,000  100,000  17,891   28,306    43,568
  10          55,906        100,000  100,000  100,000  17,226   29,190    47,757
  11          58,702        100,000  100,000  100,000  16,579   30,164    52,509
  12          61,637        100,000  100,000  100,000  17,813   33,185    59,909
  13          64,718        100,000  100,000  100,000  19,225   36,571    68,372
  14          67,954        100,000  100,000  104,190  20,584   40,102    77,754
  15          71,352        100,000  100,000  114,554  21,894   43,788    88,118
  16          74,920        100,000  100,000  127,452  23,160   47,645    99,572
  17          78,666        100,000  100,000  141,385  24,360   51,672   112,210
  18          82,599        100,000  100,000  156,433  25,493   55,879   126,155
  19          86,729        100,000  100,000  172,685  26,556   60,283   141,545
  20          91,065        100,000  100,000  190,234  27,542   64,898   158,528
  25          95,619        100,000  107,588  318,923  32,463   93,555   277,324
  30         100,400        100,000  136,703  498,179  35,172  130,194   474,456
  35         105,420        100,000  185,583  843,435  34,275  176,746   803,272
---------

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each of the first seven Policy Years unless the Planned Premiums are otherwise reduced due to the Guideline Premium Limit. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: MEDALLION EXECUTIVE VARIABLE LIFE III (FLEXIBLE PREMIUM VARIABLE LIFE)
      $100,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 45, FULLY UNDERWRITTEN NONTOBACCO UNDERWRITING CLASS OPTION A DEATH BENEFIT
      GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
      PLANNED PREMIUM: $5,649 FOR SEVEN POLICY YEARS*
      USING MAXIMUM CHARGES

                                  Death Benefits            Surrender Value
                             -------------------------  -----------------------
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of    gross annual return of
Policy     accumulated at    -------------------------  -----------------------
 Year    5% annual interest    0%       6%       12%      0%      6%       12%
------   ------------------  -------  -------  -------  ------  ------  --------
   1            5,931        100,000  100,000  100,000   4,353   4,632     4,912
   2           12,159        100,000  100,000  100,000   8,616   9,444    10,305
   3           18,699        100,000  100,000  100,000  12,790  14,444    16,234
   4           25,565        100,000  100,000  100,000  16,878  19,644    22,757
   5           32,775        100,000  100,000  100,000  17,291  21,250    25,921
   6           40,345        100,000  100,000  100,000  16,255  21,404    27,813
   7           48,294        100,000  100,000  100,000  15,180  21,518    29,865
   8           50,709        100,000  100,000  100,000  14,060  21,584    32,090
   9           53,244        100,000  100,000  100,000  12,887  21,593    34,505
  10           55,906        100,000  100,000  100,000  11,649  21,534    37,128
  11           58,702        100,000  100,000  100,000  10,340  21,397    39,981
  12           61,637        100,000  100,000  100,000  10,751  23,081    45,109
  13           64,718        100,000  100,000  100,000  11,289  25,009    51,007
  14           67,954        100,000  100,000  100,000  11,727  26,958    57,525
  15           71,352        100,000  100,000  100,000  12,060  28,928    64,748
  16           74,920        100,000  100,000  100,000  12,277  30,916    72,772
  17           78,666        100,000  100,000  102,932  12,365  32,917    81,692
  18           82,599        100,000  100,000  113,425  12,308  34,926    91,472
  19           86,729        100,000  100,000  124,649  12,086  36,936   102,171
  20           91,065        100,000  100,000  136,656  11,678  38,939   113,880
  25           95,619        100,000  100,000  219,571   6,109  48,800   190,932
  30          100,400             **  100,000  327,896      **  57,961   312,282
  35          105,420             **  100,000  531,269      **  65,049   505,971

---------

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each of the first seven Policy Years unless the Planned Premiums are otherwise reduced due to the Guideline Premium Limit. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.
**   Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: MEDALLION EXECUTIVE VARIABLE LIFE III (FLEXIBLE PREMIUM VARIABLE LIFE)
      $100,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 45, FULLY UNDERWRITTEN NONTOBACCO UNDERWRITING CLASS OPTION B DEATH BENEFIT
      GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
      PLANNED PREMIUM: $5,649 FOR SEVEN POLICY YEARS*
      USING CURRENT CHARGES

                                    Death Benefit               Surrender Value
                             ---------------------------  ---------------------------
                                Assuming hypothetical        Assuming hypothetical
End of    Planned Premiums     gross annual return of       gross annual return of
Policy     accumulated at    ---------------------------  ---------------------------
 Year    5% annual interest    0%       6%        12%       0%       6%         12%
------   ------------------  -------  -------  ---------  -------  -------  -----------
   1            5,931        105,135  105,447    105,759    5,135    5,447       5,759
   2           12,159        110,045  110,981    111,954   10,045   10,981      11,954
   3           18,699        114,840  116,717    118,745   14,840   16,717      18,745
   4           25,565        119,538  122,681    126,213   19,538   22,681      26,213
   5           32,775        124,155  128,897    134,441   24,155   28,897      34,441
   6           40,345        128,671  135,356    143,486   28,671   35,356      43,486
   7           48,294        133,087  142,067    153,434   33,087   42,067      53,434
   8           50,709        137,403  149,041    164,374   37,403   49,041      64,374
   9           53,244        141,653  156,321    176,445   41,653   56,321      76,445
  10           55,906        145,834  163,919    189,760   45,834   63,919      89,760
  11           58,702        150,327  172,298    204,997   50,327   72,298     104,997
  12           61,637        154,717  181,024    221,805   54,717   81,024     121,805
  13           64,718        158,996  190,100    240,339   58,996   90,100     140,339
  14           67,954        163,170  199,551    260,790   63,170   99,551     160,790
  15           71,352        167,242  209,392    283,362   67,242  109,392     183,362
  16           74,920        171,217  219,650    308,287   71,217  119,650     208,287
  17           78,666        175,067  230,311    335,781   75,067  130,311     235,781
  18           82,599        178,787  241,389    366,113   78,787  141,389     266,113
  19           86,729        182,372  252,897    399,578   82,372  152,897     299,578
  20           91,065        185,813  264,843    436,497   85,813  164,843     336,497
  25           95,619        202,645  335,074    694,107  102,645  235,074     594,107
  30          100,400        215,231  420,480  1,121,077  115,231  320,480   1,021,077
  35          105,420        221,611  522,683  1,828,802  121,611  422,683   1,728,802

---------

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each of the first seven Policy Years unless the Planned Premiums are otherwise reduced due to the Guideline Premium Limit. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: MEDALLION EXECUTIVE VARIABLE LIFE III (FLEXIBLE PREMIUM VARIABLE LIFE)
    $100,000 TOTAL SUM INSURED
    MALE, ISSUE AGE 45, FULLY UNDERWRITTEN NONTOBACCO UNDERWRITING CLASS OPTION B DEATH BENEFIT
    GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
    PLANNED PREMIUM: $5,649 FOR SEVEN POLICY YEARS*
    USING MAXIMUM CHARGES

                                    Death Benefit              Surrender Value
                             ---------------------------  --------------------------
                                Assuming hypothetical       Assuming hypothetical
End of    Planned Premiums     gross annual return of       gross annual return of
Policy     accumulated at    ---------------------------  --------------------------
 Year    5% annual interest    0%       6%        12%       0%      6%         12%
------   ------------------  -------  -------  ---------  ------  -------  -----------
   1            5,931        104,332  104,610    104,888   4,332    4,610       4,888
   2           12,159        108,552  109,372    110,227   8,552    9,372      10,227
   3           18,699        112,657  114,291    116,059  12,657   14,291      16,059
   4           25,565        116,648  119,370    122,433  16,648   19,370      22,433
   5           32,775        120,522  124,611    129,395  20,522   24,611      29,395
   6           40,345        124,279  130,017    137,003  24,279   30,017      37,003
   7           48,294        127,910  135,586    145,312  27,910   35,586      45,312
   8           50,709        131,412  141,317    154,385  31,412   41,317      54,385
   9           53,244        134,777  147,209    164,289  34,777   47,209      64,289
  10           55,906        137,999  153,256    175,095  37,999   53,256      75,095
  11           58,702        141,294  159,696    187,138  41,294   59,696      87,138
  12           61,637        144,433  166,299    200,283  44,433   66,299     100,283
  13           64,718        147,414  173,069    214,638  47,414   73,069     114,638
  14           67,954        150,232  180,006    230,316  50,232   80,006     130,316
  15           71,352        152,883  187,108    247,441  52,883   87,108     147,441
  16           74,920        155,355  194,367    266,143  55,355   94,367     166,143
  17           78,666        157,638  201,776    286,566  57,638  101,776     186,566
  18           82,599        159,714  209,320    308,862  59,714  109,320     208,862
  19           86,729        161,566  216,981    333,193  61,566  116,981     233,193
  20           91,065        163,175  224,743    359,742  63,175  124,743     259,742
  25           95,619        167,102  264,516    533,607  67,102  164,516     433,607
  30          100,400        161,921  303,167    802,507  61,921  203,167     702,507
  35          105,420        142,400  333,484  1,216,623  42,400  233,484   1,116,623

---------

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each of the first seven Policy Years unless the Planned Premiums are otherwise reduced due to the Guideline Premium Limit. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: MEDALLION EXECUTIVE VARIABLE LIFE III (FLEXIBLE PREMIUM VARIABLE LIFE)
      $100,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 45, FULLY UNDERWRITTEN NONTOBACCO UNDERWRITING CLASS OPTION A DEATH BENEFIT
      CASH VALUE ACCUMULATION TEST
      PLANNED PREMIUM: $5,649 FOR SEVEN POLICY YEARS*
      USING CURRENT CHARGES

                                    Death Benefit               Surrender Value
                             ---------------------------  ---------------------------
                                Assuming hypothetical        Assuming hypothetical
End of    Planned Premiums     gross annual return of       gross annual return of
Policy     accumulated at    ---------------------------  ---------------------------
 Year    5% annual interest    0%       6%        12%       0%       6%         12%
------   ------------------  -------  -------  ---------  -------  -------  -----------
   1            5,931        100,000  100,000    100,000    5,135    5,447       5,759
   2           12,159        100,000  100,000    100,000   10,060   10,998      11,972
   3           18,699        100,000  100,000    100,000   14,884   16,768      18,803
   4           25,565        100,000  100,000    100,000   19,626   22,785      26,335
   5           32,775        100,000  100,000    100,000   24,299   29,074      34,658
   6           40,345        100,000  100,000    105,237   28,891   35,637      43,834
   7           48,294        100,000  100,000    125,695   33,406   42,488      53,907
   8           50,709        100,000  112,368    147,158   37,846   49,602      64,959
   9           53,244        100,000  125,527    169,801   42,233   57,009      77,116
  10           55,906        100,000  138,581    193,751   46,555   64,721      90,487
  11           58,702        106,645  152,504    220,269   51,195   73,210     105,741
  12           61,637        113,018  166,327    248,385   55,742   82,035     122,508
  13           64,718        118,829  180,048    278,205   60,191   91,200     140,920
  14           67,954        124,125  193,691    309,890   64,547  100,723     161,149
  15           71,352        128,957  207,300    343,642   68,814  110,619     183,374
  16           74,920        133,357  220,891    379,636   72,996  120,910     207,803
  17           78,666        137,338  234,450    418,012   77,078  131,581     234,601
  18           82,599        140,939  248,009    458,993   81,060  142,640     263,986
  19           86,729        144,196  261,599    502,830   84,941  154,100     296,200
  20           91,065        147,133  275,232    549,749   88,720  165,963     331,493
  25           95,619        160,577  350,018    852,544  107,915  235,227     572,946
  30          100,400        169,197  431,517  1,297,592  124,905  318,557     957,915
  35          105,420        175,320  524,590  1,967,688  139,586  417,667   1,566,631

---------

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each of the first seven Policy Years unless the Planned Premiums are otherwise reduced due to the Guideline Premium Limit. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: MEDALLION EXECUTIVE VARIABLE LIFE III (FLEXIBLE PREMIUM VARIABLE LIFE)
     $100,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 45, FULLY UNDERWRITTEN NONTOBACCO UNDERWRITING CLASS OPTION A DEATH BENEFIT
      CASH VALUE ACCUMULATION TEST
      PLANNED PREMIUM: $5,649 FOR SEVEN POLICY YEARS*
      USING MAXIMUM CHARGES

                                    Death Benefit             Surrender Value
                             ---------------------------  ------------------------
                                Assuming hypothetical      Assuming hypothetical
End of    Planned Premiums     gross annual return of      gross annual return of
Policy     accumulated at    ---------------------------  ------------------------
 Year    5% annual interest    0%       6%        12%       0%      6%        12%
------   ------------------  -------  -------  ---------  ------  -------  ---------
   1            5,931        100,000  100,000    100,000   4,353    4,632     4,912
   2           12,159        100,000  100,000    100,000   8,616    9,444    10,305
   3           18,699        100,000  100,000    100,000  12,790   14,444    16,234
   4           25,565        100,000  100,000    100,000  16,878   19,644    22,757
   5           32,775        100,000  100,000    100,000  20,880   25,054    29,940
   6           40,345        100,000  100,000    100,000  24,799   30,687    37,860
   7           48,294        100,000  100,000    108,527  28,633   36,554    46,544
   8           50,709        100,000  100,000    126,818  32,384   42,668    55,981
   9           53,244        100,000  107,809    145,822  36,050   48,962    66,225
  10           55,906        100,000  118,659    165,594  39,633   55,417    77,337
  11           58,702        100,000  129,706    186,703  43,360   62,266    89,627
  12           61,637        100,000  140,465    208,711  47,004   69,280   102,940
  13           64,718        100,000  150,948    231,686  50,523   76,460   117,357
  14           67,954        103,677  161,162    255,684  53,914   83,807   132,961
  15           71,352        107,152  171,134    280,806  57,178   91,320   149,843
  16           74,920        110,189  180,852    307,088  60,315   98,994   168,092
  17           78,666        112,830  190,338    334,628  63,323  106,823   187,803
  18           82,599        115,106  199,601    363,509  66,202  114,799   209,069
  19           86,729        117,046  208,651    393,817  68,948  122,909   231,984
  20           91,065        118,676  217,489    425,628  71,560  131,144   256,650
  25           95,619        123,066  258,911    610,958  82,705  173,999   410,590
  30          100,400        122,978  296,388    850,888  90,786  218,801   628,147
  35          105,420        120,317  330,783  1,163,728  95,794  263,362   926,535

---------

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each of the first seven Policy Years unless the Planned Premiums are otherwise reduced due to the Guideline Premium Limit. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK.]

                           VARIABLE ESTATE PROTECTION

                 REVISED ILLUSTRATION OF DEATH BENEFITS, ACCOUNT
               VALUES, SURRENDER VALUES AND ACCUMULATED PREMIUMS

     The following tables on pages 46 TO 49 of this Supplement replace the illustration in the John Hancock Variable Life Insurance Company Variable Estate Protection Product Prospectus.

     The assumptions used for the revised illustration are the same as those described on page 23 of the Variable Estate Protection Product Prospectus, except for the following:

     . The third and fourth sentences of the first paragraph are changed to read as follows:

          "The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant gross annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Series Fund assets). After the deduction of average fees and expenses at the Series Fund level (as described below) the corresponding net annual rates of return would be -0.87%, 5.08% and 11.03%."

     . The first sentence of the third paragraph is changed to read as follows:

          "With respect to fees and expenses deducted from assets of the Series Funds, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.75%, and
          (2) an assumed average asset charge for all other operating expenses of the Series Funds equivalent to an effective annual rate of 0.12%."

PLAN: VARIABLE ESTATE PROTECTION (FLEXIBLE PREMIUM VARIABLE LIFE SURVIVORSHIP)
      $500,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS
      OPTION A DEATH BENEFIT
      NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR
      PLANNED PREMIUM: $8,156*
      USING CURRENT CHARGES

                                    Death Benefit               Surrender Value
                             ---------------------------  ---------------------------
                                Assuming hypothetical        Assuming hypothetical
End of    Planned Premiums     gross annual return of       gross annual return of
Policy     accumulated at    ---------------------------  ---------------------------
 Year    5% annual interest    0%       6%        12%       0%       6%         12%
-------  ------------------  -------  -------  ---------  -------  -------  -----------
   1            8,564        500,000  500,000    500,000    4,290    4,573       4,858
   2           17,556        500,000  500,000    500,000   10,115   11,020      11,960
   3           26,998        500,000  500,000    500,000   15,043   16,918      18,938
   4           36,912        500,000  500,000    500,000   20,418   23,624      27,213
   5           47,322        500,000  500,000    500,000   25,710   30,624      36,340
   6           58,252        500,000  500,000    500,000   31,983   39,039      47,560
   7           69,728        500,000  500,000    500,000   38,158   47,821      59,935
   8           81,779        500,000  500,000    500,000   44,234   56,984      73,582
   9           94,432        500,000  500,000    500,000   50,209   66,543      88,630
  10          107,717        500,000  500,000    500,000   56,081   76,510     105,219
  11          121,667        500,000  500,000    500,000   62,494   87,584     124,225
  12          136,314        500,000  500,000    500,000   68,786   99,122     145,172
  13          151,694        500,000  500,000    500,000   74,950  111,140     168,259
  14          167,843        500,000  500,000    500,000   80,977  123,649     193,700
  15          184,799        500,000  500,000    500,000   86,858  136,662     221,737
  16          202,603        500,000  500,000    500,000   92,578  150,189     252,636
  17          221,297        500,000  500,000    533,165   98,121  164,241     286,669
  18          240,926        500,000  500,000    583,851  103,466  178,826     324,116
  19          261,536        500,000  500,000    637,856  108,589  193,953     365,300
  20          283,177        500,000  500,000    695,493  113,459  209,630     410,566
  25          408,735        500,000  500,000  1,054,697  134,089  298,285     714,218
  30          568,983        500,000  535,683  1,579,458  141,727  404,550   1,192,814
  35          773,504        500,000  644,145  2,360,424  123,844  527,871   1,934,347

----------

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: VARIABLE ESTATE PROTECTION (FLEXIBLE PREMIUM VARIABLE LIFE SURVIVORSHIP)
      $500,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS
      OPTION B DEATH BENEFIT
      NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR
      PLANNED PREMIUM: $8,156*
      USING CURRENT CHARGES

                                    Death Benefit               Surrender Value
                             ---------------------------  ---------------------------
                                Assuming hypothetical        Assuming hypothetical
End of    Planned Premiums     gross annual return of       gross annual return of
Policy     accumulated at    ---------------------------  ---------------------------
 Year    5% annual interest    0%       6%        12%       0%       6%         12%
-------  ------------------  -------  -------  ---------  -------  -------  -----------
   1            8,564        504,290  504,573    504,857    4,290    4,573       4,857
   2           17,556        509,706  510,611    511,551   10,114   11,019      11,959
   3           26,998        515,041  516,916    518,936   15,041   16,916      18,936
   4           36,912        520,415  523,620    527,208   20,415   23,620      27,208
   5           47,322        525,705  530,618    536,333   25,705   30,618      36,333
   6           58,252        531,976  539,029    547,548   31,976   39,029      47,548
   7           69,728        538,148  547,807    559,917   38,148   47,807      59,917
   8           81,779        544,219  556,963    573,554   44,219   56,963      73,554
   9           94,432        550,187  566,512    588,587   50,187   66,512      88,587
  10          107,717        556,050  576,466    605,154   56,050   76,466     105,154
  11          121,667        562,454  587,524    624,134   62,454   87,524     124,134
  12          136,314        568,732  599,038    645,041   68,732   99,038     145,041
  13          151,694        574,874  611,019    668,063   74,874  111,019     168,063
  14          167,843        580,869  623,471    693,405   80,869  123,471     193,405
  15          184,799        586,703  636,400    721,287   86,703  136,400     221,287
  16          202,603        592,356  649,803    751,950   92,356  149,803     251,950
  17          221,297        597,805  663,675    785,653   97,805  163,675     285,653
  18          240,926        603,019  678,002    822,675  103,019  178,002     322,675
  19          261,536        607,965  692,765    863,317  107,965  192,765     363,317
  20          283,177        612,597  707,932    907,902  112,597  207,932     407,902
  25          408,735        630,517  789,854  1,205,232  130,517  289,854     705,232
  30          568,983        630,573  872,657  1,669,777  130,573  372,657   1,169,777
  35          773,504        596,512  936,428  2,384,628   96,512  436,428   1,884,628

----------

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: VARIABLE ESTATE PROTECTION (FLEXIBLE PREMIUM VARIABLE LIFE SURVIVORSHIP)
      $500,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS
      OPTION A DEATH BENEFIT
      NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR
      PLANNED PREMIUM: $8,156*
      USING MAXIMUM CHARGES

                                    Death Benefit              Surrender Value
                             ---------------------------  --------------------------
                                Assuming hypothetical       Assuming hypothetical
End of    Planned Premiums     gross annual return of       gross annual return of
Policy     accumulated at    ---------------------------  --------------------------
 Year    5% annual interest    0%       6%        12%       0%      6%         12%
-------  ------------------  -------  -------  ---------  ------  -------  -----------
   1            8,564        500,000  500,000    500,000   4,128    4,406       4,685
   2           17,556        500,000  500,000    500,000   9,756   10,638      11,555
   3           26,998        500,000  500,000    500,000  14,433   16,249      18,210
   4           36,912        500,000  500,000    500,000  19,491   22,582      26,050
   5           47,322        500,000  500,000    500,000  24,393   29,109      34,609
   6           58,252        500,000  500,000    500,000  30,191   36,933      45,097
   7           69,728        500,000  500,000    500,000  35,794   44,986      56,544
   8           81,779        500,000  500,000    500,000  41,187   53,262      69,035
   9           94,432        500,000  500,000    500,000  46,357   61,756      82,661
  10          107,717        500,000  500,000    500,000  51,286   70,456      97,522
  11          121,667        500,000  500,000    500,000  56,431   79,859     114,267
  12          136,314        500,000  500,000    500,000  61,277   89,458     132,533
  13          151,694        500,000  500,000    500,000  65,789   99,230     152,457
  14          167,843        500,000  500,000    500,000  69,921  109,141     174,191
  15          184,799        500,000  500,000    500,000  73,618  119,152     197,908
  16          202,603        500,000  500,000    500,000  76,824  129,223     223,813
  17          221,297        500,000  500,000    500,000  79,446  139,284     252,128
  18          240,926        500,000  500,000    509,972  81,458  149,330     283,103
  19          261,536        500,000  500,000    552,986  82,757  159,291     316,695
  20          283,177        500,000  500,000    598,040  83,247  169,108     353,037
  25          408,735        500,000  500,000    859,672  68,541  213,511     582,151
  30          568,983             **  500,000  1,195,979      **  236,204     903,209
  35          773,504             **  500,000  1,632,677      **  200,570   1,337,965

----------

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.
**   Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: VARIABLE ESTATE PROTECTION (FLEXIBLE PREMIUM VARIABLE LIFE SURVIVORSHIP)
      $500,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS
      OPTION B DEATH BENEFIT
      NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR
      PLANNED PREMIUM: $8,156*
      USING MAXIMUM CHARGES

                                    Death Benefit             Surrender Value
                             ---------------------------  ------------------------
                                Assuming hypothetical      Assuming hypothetical
End of    Planned Premiums     gross annual return of      gross annual return of
Policy     accumulated at    ---------------------------  ------------------------
 Year    5% annual interest    0%       6%        12%       0%      6%        12%
-------  ------------------  -------  -------  ---------  ------  -------  ---------
   1            8,564        504,128  504,406    504,685   4,128    4,406     4,685
   2           17,556        509,347  510,229    511,146   9,755   10,637    11,553
   3           26,998        514,428  516,244    518,205  14,428   16,244    18,205
   4           36,912        519,480  522,569    526,036  19,480   22,569    26,036
   5           47,322        524,371  529,082    534,576  24,371   29,082    34,576
   6           58,252        530,150  536,881    545,032  30,150   36,881    45,032
   7           69,728        535,722  544,893    556,424  35,722   44,893    56,424
   8           81,779        541,071  553,106    568,826  41,071   53,106    68,826
   9           94,432        546,177  561,505    582,313  46,177   61,505    82,313
  10          107,717        551,017  570,070    596,966  51,017   70,070    96,966
  11          121,667        556,042  579,280    613,403  56,042   79,280   113,403
  12          136,314        560,727  588,611    631,222  60,727   88,611   131,222
  13          151,694        565,027  598,016    650,506  65,027   98,016   150,506
  14          167,843        568,884  607,429    671,333  68,884  107,429   171,333
  15          184,799        572,229  616,773    693,776  72,229  116,773   193,776
  16          202,603        574,988  625,959    717,911  74,989  125,959   217,911
  17          221,297        577,046  634,851    743,771  77,046  134,851   243,771
  18          240,926        578,370  643,390    771,484  78,370  143,390   271,484
  19          261,536        578,836  651,419    801,087  78,836  151,419   301,087
  20          283,177        578,330  658,787    832,635  78,330  158,787   332,635
  25          408,735        555,906  678,283  1,020,173  55,906  178,283   520,173
  30          568,983             **  635,780  1,246,747      **  135,780   746,747
  35          773,504             **       **  1,480,406      **       **   980,406

----------

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.
**   Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK.]

                         VARIABLE ESTATE PROTECTION PLUS

                 REVISED ILLUSTRATION OF DEATH BENEFITS, ACCOUNT
               VALUES, SURRENDER VALUES AND ACCUMULATED PREMIUMS

     The following tables on pages 52 TO 59 of this Supplement replace the illustration in the John Hancock Variable Life Insurance Company Variable Estate Protection Plus Product Prospectus.

     The assumptions used for the revised illustration are the same as those described on page 24 of the Variable Estate Protection Plus Product Prospectus, except for the following:

     . The third and fourth sentences of the first paragraph are changed to read as follows:

          "The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant gross annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Series Fund assets). After the deduction of average fees and expenses at the Series Fund level (as described below) the corresponding net annual rates of return would be -0.87%, 5.08% and 11.03%."

     . The first sentence of the third paragraph is changed to read as follows:

          "With respect to fees and expenses deducted from assets of the Series Funds, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.75%, and
          (2) an assumed average asset charge for all other operating expenses of the Series Funds equivalent to an effective annual rate of 0.12%."

PLAN: VARIABLE ESTATE PROTECTION PLUS (FLEXIBLE PREMIUM VARIABLE LIFE
         SURVIVORSHIP)
      $500,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS
      OPTION A DEATH BENEFIT
      GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
      NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR
      PLANNED PREMIUM: $8,156*
      USING CURRENT CHARGES

                                    Death Benefit               Surrender Value
                             ---------------------------  ---------------------------
                                Assuming hypothetical        Assuming hypothetical
End of    Planned Premiums     gross annual return of       gross annual return of
Policy     accumulated at    ---------------------------  ---------------------------
 Year    5% annual interest    0%       6%        12%       0%       6%         12%
-------  ------------------  -------  -------  ---------  -------  -------  -----------
   1            8,564        500,000  500,000    500,000    4,281    4,564       4,848
   2           17,556        500,000  500,000    500,000    9,680   10,583      11,520
   3           26,998        500,000  500,000    500,000   14,989   16,856      18,869
   4           36,912        500,000  500,000    500,000   20,327   23,518      27,089
   5           47,322        500,000  500,000    500,000   25,574   30,459      36,141
   6           58,252        500,000  500,000    500,000   31,793   38,799      47,259
   7           69,728        500,000  500,000    500,000   37,904   47,488      59,501
   8           81,779        500,000  500,000    500,000   43,906   56,539      72,978
   9           94,432        500,000  500,000    500,000   49,798   65,963      87,813
  10          107,717        500,000  500,000    500,000   55,578   75,773     104,140
  11          121,667        500,000  500,000    500,000   61,890   86,663     122,824
  12          136,314        500,000  500,000    500,000   68,070   97,991     143,381
  13          151,694        500,000  500,000    500,000   74,114  109,768     165,998
  14          167,843        500,000  500,000    500,000   80,013  122,004     190,879
  15          184,799        500,000  500,000    500,000   85,756  134,709     218,250
  16          202,603        500,000  500,000    500,000   91,977  148,938     250,115
  17          221,297        500,000  500,000    500,000   98,046  163,801     285,429
  18          240,926        500,000  500,000    500,000  103,941  179,317     324,574
  19          261,536        500,000  500,000    500,000  109,637  195,503     367,989
  20          283,177        500,000  500,000    500,000  115,102  212,378     416,172
  25          408,735        500,000  500,000    787,517  139,036  309,608     750,016
  30          568,983        500,000  500,000  1,373,949  150,512  431,575   1,308,523
  35          773,504        500,000  619,841  2,347,498  137,191  590,325   2,235,713

----------

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: VARIABLE ESTATE PROTECTION PLUS (FLEXIBLE PREMIUM VARIABLE LIFE
         SURVIVORSHIP)
      $500,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS
      OPTION B DEATH BENEFIT
      GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
      NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR
      PLANNED PREMIUM: $8,156*
      USING CURRENT CHARGES

                                    Death Benefit               Surrender Value
                             ---------------------------  ---------------------------
                                Assuming hypothetical        Assuming hypothetical
End of    Planned Premiums     gross annual return of       gross annual return of
Policy     accumulated at    ---------------------------  ---------------------------
 Year    5% annual interest    0%       6%        12%       0%       6%         12%
-------  ------------------  -------  -------  ---------  -------  -------  -----------
   1            8,564        504,281  504,564    504,848    4,281    4,564       4,848
   2           17,556        509,679  510,582    511,519    9,679   10,582      11,519
   3           26,998        514,987  516,854    518,867   14,987   16,854      18,867
   4           36,912        520,324  523,514    527,085   20,324   23,514      27,085
   5           47,322        525,570  530,453    536,133   25,570   30,453      36,133
   6           58,252        531,786  538,790    547,248   31,786   38,790      47,248
   7           69,728        537,894  547,474    559,483   37,894   47,474      59,483
   8           81,779        543,891  556,518    572,950   43,891   56,518      72,950
   9           94,432        549,777  565,933    587,771   49,777   65,933      87,771
  10          107,717        555,547  575,729    604,076   55,547   75,729     104,076
  11          121,667        561,850  586,604    622,734   61,850   86,604     122,734
  12          136,314        568,017  597,908    643,252   68,017   97,908     143,252
  13          151,694        574,039  609,648    665,806   74,039  109,648     165,806
  14          167,843        579,906  621,829    690,588   79,906  121,829     190,588
  15          184,799        585,603  634,452    717,807   85,603  134,452     217,807
  16          202,603        591,756  648,556    749,437   91,756  148,556     249,437
  17          221,297        597,730  663,237    784,394   97,730  163,237     284,394
  18          240,926        603,492  678,491    823,004  103,492  178,491     323,004
  19          261,536        609,007  694,306    865,626  109,007  194,306     365,626
  20          283,177        614,227  710,659    912,645  114,227  210,659     412,645
  25          408,735        635,324  800,849  1,231,924  135,324  300,849     731,924
  30          568,983        638,657  896,689  1,746,162  138,657  396,689   1,246,162
  35          773,504        607,306  979,346  2,564,352  107,306  479,346   2,064,352

----------

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: VARIABLE ESTATE PROTECTION PLUS (FLEXIBLE PREMIUM VARIABLE LIFE
         SURVIVORSHIP)
      $500,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS
      OPTION A DEATH BENEFIT
      GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
      NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR
      PLANNED PREMIUM: $8,156*
      USING MAXIMUM CHARGES

                                    Death Benefit              Surrender Value
                             ---------------------------  --------------------------
                                Assuming hypothetical       Assuming hypothetical
End of    Planned Premiums     gross annual return of       gross annual return of
Policy     accumulated at    ---------------------------  --------------------------
 Year    5% annual interest    0%       6%        12%       0%      6%         12%
-------  ------------------  -------  -------  ---------  ------  -------  -----------
   1            8,564        500,000  500,000    500,000   4,127    4,405       4,684
   2           17,556        500,000  500,000    500,000   9,347   10,229      11,145
   3           26,998        500,000  500,000    500,000  14,429   16,247      18,207
   4           36,912        500,000  500,000    500,000  19,486   22,581      26,047
   5           47,322        500,000  500,000    500,000  24,387   29,108      34,604
   6           58,252        500,000  500,000    500,000  30,185   36,933      45,091
   7           69,728        500,000  500,000    500,000  35,786   44,987      56,538
   8           81,779        500,000  500,000    500,000  41,178   53,265      69,028
   9           94,432        500,000  500,000    500,000  46,347   61,761      82,654
  10          107,717        500,000  500,000    500,000  51,273   70,464      97,514
  11          121,667        500,000  500,000    500,000  56,416   79,869     114,258
  12          136,314        500,000  500,000    500,000  61,260   89,471     132,522
  13          151,694        500,000  500,000    500,000  65,770   99,246     152,445
  14          167,843        500,000  500,000    500,000  69,898  109,161     174,177
  15          184,799        500,000  500,000    500,000  73,592  119,176     197,892
  16          202,603        500,000  500,000    500,000  76,795  129,251     223,795
  17          221,297        500,000  500,000    500,000  79,412  139,317     252,107
  18          240,926        500,000  500,000    500,000  81,419  149,367     283,147
  19          261,536        500,000  500,000    500,000  82,713  159,332     317,249
  20          283,177        500,000  500,000    500,000  83,196  169,154     354,836
  25          408,735        500,000  500,000    643,002  68,440  213,575     612,383
  30          568,983             **  500,000  1,075,999      **  236,258   1,024,761
  35          773,504             **  500,000  1,748,261      **  200,514   1,665,010

----------

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.
**   Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: VARIABLE ESTATE PROTECTION PLUS (FLEXIBLE PREMIUM VARIABLE LIFE
         SURVIVORSHIP)
      $500,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS
      OPTION B DEATH BENEFIT
      GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
      NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR
      PLANNED PREMIUM: $8,156*
      USING MAXIMUM CHARGES

                                    Death Benefit             Surrender Value
                             ---------------------------  ------------------------
                                Assuming hypothetical      Assuming hypothetical
End of    Planned Premiums     gross annual return of      gross annual return of
Policy     accumulated at    ---------------------------  ------------------------
 Year    5% annual interest    0%       6%        12%       0%      6%        12%
-------  ------------------  -------  -------  ---------  ------  -------  ---------
   1            8,564        504,127  504,405    504,684   4,127    4,405     4,684
   2           17,556        509,345  510,228    511,144   9,345   10,228    11,144
   3           26,998        514,425  516,242    518,202  14,425   16,242    18,202
   4           36,912        519,476  522,568    526,032  19,476   22,568    26,032
   5           47,322        524,365  529,081    534,571  24,365   29,081    34,571
   6           58,252        530,143  536,881    545,026  30,143   36,881    45,026
   7           69,728        535,714  544,894    556,418  35,714   44,894    56,418
   8           81,779        541,061  553,109    568,819  41,061   53,109    68,819
   9           94,432        546,166  561,510    582,306  46,166   61,510    82,306
  10          107,717        551,004  570,077    596,958  51,004   70,077    96,958
  11          121,667        556,027  579,290    613,394  56,027   79,290   113,394
  12          136,314        560,710  588,624    631,211  60,710   88,624   131,211
  13          151,694        565,008  598,032    650,494  65,008   98,032   150,494
  14          167,843        568,862  607,449    671,319  68,862  107,449   171,319
  15          184,799        572,204  616,796    693,761  72,204  116,796   193,761
  16          202,603        574,960  625,986    717,893  74,960  125,986   217,893
  17          221,297        577,013  634,882    743,750  77,013  134,882   243,750
  18          240,926        578,333  643,425    771,459  78,333  143,425   271,459
  19          261,536        578,793  651,458    801,058  78,793  151,458   301,058
  20          283,177        578,282  658,829    832,601  78,282  158,829   332,601
  25          408,735        555,815  678,331  1,020,088  55,815  178,331   520,088
  30          568,983             **  635,785  1,246,535      **  135,785   746,535
  35          773,504             **       **  1,479,900      **       **   979,900

----------

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.
**   Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: VARIABLE ESTATE PROTECTION PLUS (FLEXIBLE PREMIUM VARIABLE LIFE
         SURVIVORSHIP)
      $500,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS
      OPTION A DEATH BENEFIT
      CASH VALUE ACCUMULATION TEST
      NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR
      PLANNED PREMIUM: $8,156*
      USING CURRENT CHARGES

                                    Death Benefit               Surrender Value
                             ---------------------------  ---------------------------
                                Assuming hypothetical        Assuming hypothetical
End of    Planned Premiums     gross annual return of       gross annual return of
Policy     accumulated at    ---------------------------  ---------------------------
 Year    5% annual interest    0%       6%        12%       0%       6%         12%
-------  ------------------  -------  -------  ---------  -------  -------  -----------
   1            8,564        500,000  500,000    500,000    4,281    4,564       4,848
   2           17,556        500,000  500,000    500,000    9,680   10,583      11,520
   3           26,998        500,000  500,000    500,000   14,989   16,856      18,869
   4           36,912        500,000  500,000    500,000   20,327   23,518      27,089
   5           47,322        500,000  500,000    500,000   25,574   30,459      36,141
   6           58,252        500,000  500,000    500,000   31,793   38,799      47,259
   7           69,728        500,000  500,000    500,000   37,904   47,488      59,501
   8           81,779        500,000  500,000    500,000   43,906   56,539      72,978
   9           94,432        500,000  500,000    500,000   49,798   65,963      87,813
  10          107,717        500,000  500,000    500,000   55,578   75,773     104,140
  11          121,667        500,000  500,000    500,000   61,890   86,663     122,824
  12          136,314        500,000  500,000    500,000   68,070   97,991     143,381
  13          151,694        500,000  500,000    500,000   74,114  109,768     165,998
  14          167,843        500,000  500,000    500,000   80,013  122,004     190,879
  15          184,799        500,000  500,000    500,000   85,756  134,709     218,250
  16          202,603        500,000  500,000    500,000   91,977  148,938     250,115
  17          221,297        500,000  500,000    530,818   98,046  163,801     285,407
  18          240,926        500,000  500,000    584,453  103,941  179,317     324,450
  19          261,536        500,000  500,000    641,911  109,637  195,503     367,622
  20          283,177        500,000  500,000    703,564  115,102  212,378     415,331
  25          408,735        500,000  500,000  1,094,092  139,036  309,608     740,896
  30          568,983        500,000  568,717  1,679,424  150,512  429,497   1,268,309
  35          773,504        500,000  698,400  2,572,942  137,191  572,333   2,108,504

----------

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: VARIABLE ESTATE PROTECTION PLUS (FLEXIBLE PREMIUM VARIABLE LIFE
         SURVIVORSHIP)
      $500,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS
      OPTION B DEATH BENEFIT
      CASH VALUE ACCUMULATION TEST
      NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR
      PLANNED PREMIUM: $8,156*
      USING CURRENT CHARGES

                                    Death Benefit               Surrender Value
                             ---------------------------  ---------------------------
                                Assuming hypothetical        Assuming hypothetical
End of    Planned Premiums     gross annual return of       gross annual return of
Policy     accumulated at    ---------------------------  ---------------------------
 Year    5% annual interest    0%       6%        12%       0%       6%         12%
-------  ------------------  -------  -------  ---------  -------  -------  -----------
   1            8,564        504,281  504,564    504,848    4,281    4,564       4,848
   2           17,556        509,679  510,582    511,519    9,679   10,582      11,519
   3           26,998        514,987  516,854    518,867   14,987   16,854      18,867
   4           36,912        520,324  523,514    527,085   20,324   23,514      27,085
   5           47,322        525,570  530,453    536,133   25,570   30,453      36,133
   6           58,252        531,786  538,790    547,248   31,786   38,790      47,248
   7           69,728        537,894  547,474    559,483   37,894   47,474      59,483
   8           81,779        543,891  556,518    572,950   43,891   56,518      72,950
   9           94,432        549,777  565,933    587,771   49,777   65,933      87,771
  10          107,717        555,547  575,729    604,076   55,547   75,729     104,076
  11          121,667        561,850  586,604    622,734   61,850   86,604     122,734
  12          136,314        568,017  597,908    643,252   68,017   97,908     143,252
  13          151,694        574,039  609,648    665,806   74,039  109,648     165,806
  14          167,843        579,906  621,829    690,588   79,906  121,829     190,588
  15          184,799        585,603  634,452    717,807   85,603  134,452     217,807
  16          202,603        591,756  648,556    749,437   91,756  148,556     249,437
  17          221,297        597,730  663,237    784,394   97,730  163,237     284,394
  18          240,926        603,492  678,491    823,004  103,492  178,491     323,004
  19          261,536        609,007  694,306    865,626  109,007  194,306     365,626
  20          283,177        614,227  710,659    912,645  114,227  210,659     412,645
  25          408,735        635,324  800,849  1,231,924  135,324  300,849     731,924
  30          568,983        638,657  896,689  1,746,162  138,657  396,689   1,246,162
  35          773,504        607,306  979,346  2,564,352  107,306  479,346   2,064,352

----------

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: VARIABLE ESTATE PROTECTION PLUS (FLEXIBLE PREMIUM VARIABLE LIFE
         SURVIVORSHIP)
      $500,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS
      OPTION A DEATH BENEFIT
      CASH VALUE ACCUMULATION TEST
      NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR
      PLANNED PREMIUM: $8,156*
      USING MAXIMUM CHARGES

                                    Death Benefit              Surrender Value
                             ---------------------------  --------------------------
                                Assuming hypothetical       Assuming hypothetical
End of    Planned Premiums     gross annual return of       gross annual return of
Policy     accumulated at    ---------------------------  --------------------------
 Year    5% annual interest    0%       6%        12%       0%      6%         12%
-------  ------------------  -------  -------  ---------  ------  -------  -----------
   1            8,564        500,000  500,000    500,000   4,127    4,405       4,684
   2           17,556        500,000  500,000    500,000   9,347   10,229      11,145
   3           26,998        500,000  500,000    500,000  14,429   16,247      18,207
   4           36,912        500,000  500,000    500,000  19,486   22,581      26,047
   5           47,322        500,000  500,000    500,000  24,387   29,108      34,604
   6           58,252        500,000  500,000    500,000  30,185   36,933      45,091
   7           69,728        500,000  500,000    500,000  35,786   44,987      56,538
   8           81,779        500,000  500,000    500,000  41,178   53,265      69,028
   9           94,432        500,000  500,000    500,000  46,347   61,761      82,654
  10          107,717        500,000  500,000    500,000  51,273   70,464      97,514
  11          121,667        500,000  500,000    500,000  56,416   79,869     114,258
  12          136,314        500,000  500,000    500,000  61,260   89,471     132,522
  13          151,694        500,000  500,000    500,000  65,770   99,246     152,445
  14          167,843        500,000  500,000    500,000  69,898  109,161     174,177
  15          184,799        500,000  500,000    500,000  73,592  119,176     197,892
  16          202,603        500,000  500,000    500,000  76,795  129,251     223,795
  17          221,297        500,000  500,000    500,000  79,412  139,317     252,107
  18          240,926        500,000  500,000    509,930  81,419  149,367     283,080
  19          261,536        500,000  500,000    552,945  82,713  159,332     316,671
  20          283,177        500,000  500,000    598,001  83,196  169,154     353,014
  25          408,735        500,000  500,000    859,652  68,440  213,575     582,138
  30          568,983             **  500,000  1,195,998      **  236,258     903,223
  35          773,504             **  500,000  1,632,765      **  200,514   1,338,037

----------

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.
**   Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: VARIABLE ESTATE PROTECTION PLUS (FLEXIBLE PREMIUM VARIABLE LIFE
         SURVIVORSHIP)
      $500,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS
      OPTION B DEATH BENEFIT
      CASH VALUE ACCUMULATION TEST
      NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR
      PLANNED PREMIUM: $8,156*
      USING MAXIMUM CHARGES

                                    Death Benefit             Surrender Value
                             ---------------------------  ------------------------
                                Assuming hypothetical      Assuming hypothetical
End of    Planned Premiums     gross annual return of      gross annual return of
Policy     accumulated at    ---------------------------  ------------------------
 Year    5% annual interest    0%       6%        12%       0%      6%        12%
-------  ------------------  -------  -------  ---------  ------  -------  ---------
   1            8,564        504,127  504,405    504,684   4,127    4,405     4,684
   2           17,556        509,345  510,228    511,144   9,345   10,228    11,144
   3           26,998        514,425  516,242    518,202  14,425   16,242    18,202
   4           36,912        519,476  522,568    526,032  19,476   22,568    26,032
   5           47,322        524,365  529,081    534,571  24,365   29,081    34,571
   6           58,252        530,143  536,881    545,026  30,143   36,881    45,026
   7           69,728        535,714  544,894    556,418  35,714   44,894    56,418
   8           81,779        541,061  553,109    568,819  41,061   53,109    68,819
   9           94,432        546,166  561,510    582,306  46,166   61,510    82,306
  10          107,717        551,004  570,077    596,958  51,004   70,077    96,958
  11          121,667        556,027  579,290    613,394  56,027   79,290   113,394
  12          136,314        560,710  588,624    631,211  60,710   88,624   131,211
  13          151,694        565,008  598,032    650,494  65,008   98,032   150,494
  14          167,843        568,862  607,449    671,319  68,862  107,449   171,319
  15          184,799        572,204  616,796    693,761  72,204  116,796   193,761
  16          202,603        574,960  625,986    717,893  74,960  125,986   217,893
  17          221,297        577,013  634,882    743,750  77,013  134,882   243,750
  18          240,926        578,333  643,425    771,459  78,333  143,425   271,459
  19          261,536        578,793  651,458    801,058  78,793  151,458   301,058
  20          283,177        578,282  658,829    832,601  78,282  158,829   332,601
  25          408,735        555,815  678,331  1,020,088  55,815  178,331   520,088
  30          568,983             **  635,785  1,246,535      **  135,785   746,535
  35          773,504             **       **  1,479,900      **       **   979,900

-----------

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.
**   Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK.]

                         VARIABLE ESTATE PROTECTION EDGE

                 REVISED ILLUSTRATION OF DEATH BENEFITS, ACCOUNT
               VALUES, SURRENDER VALUES AND ACCUMULATED PREMIUMS

     The following tables on pages 62 TO 69 of this Supplement replace the illustration in the John Hancock Variable Life Insurance Company Variable Estate Protection Edge Product Prospectus.

     The assumptions used for the revised illustrations are the same as those described on page 25 of the Variable Estate Protection Edge Product Prospectus, except for the following:

     . The third and fourth sentences of the first paragraph are changed to read as follows:

          "The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant gross annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Series Fund assets). After the deduction of average fees and expenses at the Series Fund level (as described below) the corresponding net annual rates of return would be -0.87%, 5.08% and 11.03%."

     . The first sentence of the third paragraph is changed to read as follows:

          "With respect to fees and expenses deducted from assets of the Series Funds, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.75%, and
          (2) an assumed average asset charge for all other operating expenses of the Series Funds equivalent to an effective annual rate of 0.12%."

PLAN: VARIABLE ESTATE PROTECTION EDGE (FLEXIBLE PREMIUM VARIABLE LIFE
         SURVIVORSHIP)
      $500,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS
      OPTION A DEATH BENEFIT
      GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
      PLANNED PREMIUM: $8,564*
      USING CURRENT CHARGES

                                    Death Benefit               Surrender Value
                             ---------------------------  ---------------------------
                                Assuming hypothetical        Assuming hypothetical
End of    Planned Premiums     gross annual return of       gross annual return of
Policy     accumulated at    ---------------------------  ---------------------------
 Year    5% annual interest    0%       6%        12%       0%       6%         12%
-------  ------------------  -------  -------  ---------  -------  -------  -----------
   1            8,992        500,000  500,000    500,000        0        0           0
   2           18,434        500,000  500,000    500,000    2,764    3,880       5,044
   3           28,348        500,000  500,000    500,000    8,547   10,734      13,108
   4           38,758        500,000  500,000    500,000   14,228   17,839      21,918
   5           49,688        500,000  500,000    500,000   22,088   27,559      33,972
   6           61,164        500,000  500,000    500,000   29,686   37,631      47,167
   7           73,215        500,000  500,000    500,000   37,144   48,134      61,680
   8           85,868        500,000  500,000    500,000   44,453   59,088      77,655
   9           99,153        500,000  500,000    500,000   51,601   70,514      95,247
  10          113,103        500,000  500,000    500,000   58,579   82,434     114,631
  11          127,750        500,000  500,000    500,000   66,157   95,601     136,886
  12          143,130        500,000  500,000    500,000   73,774  109,411     161,511
  13          159,279        500,000  500,000    500,000   81,177  123,766     188,648
  14          176,235        500,000  500,000    500,000   88,453  138,790     218,677
  15          194,039        500,000  500,000    500,000   95,608  154,526     251,926
  16          212,733        500,000  500,000    500,000  101,980  170,362     288,118
  17          232,362        500,000  500,000    500,000  108,148  186,922     328,248
  18          252,972        500,000  500,000    500,000  114,084  204,232     372,764
  19          274,613        500,000  500,000    500,000  119,758  222,318     422,176
  20          297,336        500,000  500,000    548,561  125,135  241,212     477,009
  25          429,172        500,000  500,000    899,588  148,526  350,136     856,751
  30          597,432        500,000  514,203  1,568,914  158,386  489,717   1,494,204
  35          812,179        500,000  702,376  2,684,409  141,572  668,929   2,556,580

----------

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: VARIABLE ESTATE PROTECTION EDGE (FLEXIBLE PREMIUM VARIABLE LIFE
         SURVIVORSHIP)
      $500,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS
      OPTION B DEATH BENEFIT
      GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
      PLANNED PREMIUM: $8,564*
      USING CURRENT CHARGES

                                     Death Benefit                Surrender Value
                             -----------------------------  ---------------------------
                                 Assuming hypothetical         Assuming hypothetical
End of    Planned Premiums      gross annual return of        gross annual return of
Policy     accumulated at    -----------------------------  ---------------------------
 Year    5% annual interest    0%        6%         12%       0%       6%         12%
-------  ------------------  -------  ---------  ---------  -------  -------  -----------
   1            8,992        505,422    505,812    506,202        0        0           0
   2           18,434        510,727    511,842    513,006    2,762    3,878       5,042
   3           28,348        515,907    518,093    520,466    8,542   10,728      13,101
   4           38,758        520,983    524,592    528,668   14,217   17,827      21,903
   5           49,688        528,150    533,617    540,025   22,070   27,537      33,945
   6           61,164        535,137    543,077    552,603   29,656   37,596      47,122
   7           73,215        541,979    552,963    566,493   37,098   48,082      61,612
   8           85,868        548,666    563,296    581,836   44,384   59,014      77,554
   9           99,153        555,186    574,093    598,784   51,504   70,411      95,101
  10          113,103        561,526    585,376    617,506   58,443   82,293     114,423
  11          127,750        568,470    597,905    639,095   65,987   95,421     136,611
  12          143,130        575,361    610,978    662,940   73,563  109,179     161,142
  13          159,279        582,110    624,664    689,349   80,911  123,465     188,150
  14          176,235        588,717    639,000    718,609   88,117  138,400     218,009
  15          194,039        595,188    654,030    751,044   95,188  154,030     251,044
  16          212,733        601,443    669,713    786,921  101,443  169,713     286,921
  17          232,362        607,450    686,054    826,592  107,450  186,054     326,592
  18          252,972        613,169    703,052    870,438  113,169  203,052     370,438
  19          274,613        618,555    720,700    918,875  118,555  220,700     418,875
  20          297,336        623,552    738,983    972,357  123,552  238,983     472,357
  25          429,172        643,310    839,778  1,336,836  143,310  339,778     836,836
  30          597,432        643,079    949,401  1,928,857  143,079  449,401   1,428,857
  35          812,179        604,038  1,049,900  2,881,282  104,038  549,900   2,381,282

----------

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: VARIABLE ESTATE PROTECTION EDGE (FLEXIBLE PREMIUM VARIABLE LIFE
         SURVIVORSHIP)
      $500,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS
      OPTION A DEATH BENEFIT
      GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
      PLANNED PREMIUM: $8,564*
      USING MAXIMUM CHARGES

                                    Death Benefit              Surrender Value
                             ---------------------------  --------------------------
                                Assuming hypothetical       Assuming hypothetical
End of    Planned Premiums     gross annual return of       gross annual return of
Policy     accumulated at    ---------------------------  --------------------------
 Year    5% annual interest    0%       6%        12%       0%      6%         12%
-------  ------------------  -------  -------  ---------  ------  -------  -----------
   1            8,992        500,000  500,000    500,000       0        0           0
   2           18,434        500,000  500,000    500,000   2,693    3,804       4,964
   3           28,348        500,000  500,000    500,000   8,442   10,618      12,981
   4           38,758        500,000  500,000    500,000  14,059   17,653      21,710
   5           49,688        500,000  500,000    500,000  21,791   27,229      33,606
   6           61,164        500,000  500,000    500,000  29,182   37,076      46,548
   7           73,215        500,000  500,000    500,000  36,347   47,256      60,696
   8           85,868        500,000  500,000    500,000  43,262   57,775      76,174
   9           99,153        500,000  500,000    500,000  49,906   68,638      93,117
  10          113,103        500,000  500,000    500,000  56,248   79,847     111,673
  11          127,750        500,000  500,000    500,000  62,253   91,401     132,006
  12          143,130        500,000  500,000    500,000  67,963  103,382     154,389
  13          159,279        500,000  500,000    500,000  73,157  115,610     178,858
  14          176,235        500,000  500,000    500,000  77,857  128,156     205,731
  15          194,039        500,000  500,000    500,000  81,991  141,001     235,279
  16          212,733        500,000  500,000    500,000  84,880  153,530     267,223
  17          232,362        500,000  500,000    500,000  87,006  166,301     302,525
  18          252,972        500,000  500,000    500,000  88,316  179,338     341,664
  19          274,613        500,000  500,000    500,000  88,674  192,611     385,177
  20          297,336        500,000  500,000    500,000  87,947  206,109     433,728
  25          429,172        500,000  500,000    805,366  60,717  276,467     767,016
  30          597,432             **  500,000  1,385,718      **  352,588   1,319,731
  35          812,179             **  500,000  2,326,099      **  450,626   2,215,332

     ----------

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.
**   Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: VARIABLE ESTATE PROTECTION EDGE (FLEXIBLE PREMIUM VARIABLE LIFE
         SURVIVORSHIP)
      $500,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS
      OPTION B DEATH BENEFIT
      GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
      PLANNED PREMIUM: $8,564*
      USING MAXIMUM CHARGES

                                    Death Benefit              Surrender Value
                             ---------------------------  --------------------------
                                Assuming hypothetical       Assuming hypothetical
End of    Planned Premiums     gross annual return of       gross annual return of
Policy     accumulated at    ---------------------------  --------------------------
 Year    5% annual interest    0%       6%        12%       0%      6%         12%
-------  ------------------  -------  -------  ---------  ------  -------  -----------
   1            8,992        505,386  505,775    506,164       0        0           0
   2           18,434        510,656  511,767    512,927   2,692    3,802       4,962
   3           28,348        515,802  517,978    520,340   8,437   10,613      12,975
   4           38,758        520,813  524,404    528,459  14,047   17,638      21,694
   5           49,688        527,847  533,279    539,650  21,766   27,199      33,569
   6           61,164        534,619  542,498    551,955  29,138   37,017      46,474
   7           73,215        541,152  552,030    565,439  36,270   47,149      60,558
   8           85,868        547,421  561,876    580,213  43,139   57,594      75,931
   9           99,153        553,398  572,028    596,394  49,716   68,346      92,711
  10          113,103        559,049  582,477    614,103  55,966   79,394     111,020
  11          127,750        564,332  593,203    633,472  61,848   90,719     130,988
  12          143,130        569,199  604,180    654,638  67,401  102,382     152,840
  13          159,279        573,591  615,372    677,743  72,392  114,173     176,544
  14          176,235        577,433  626,723    702,930  76,833  126,124     202,330
  15          194,039        580,639  638,168    730,345  80,639  138,168     230,345
  16          212,733        583,115  649,628    760,147  83,115  149,628     260,147
  17          232,362        584,725  660,979    792,463  84,725  160,979     292,463
  18          252,972        585,409  672,175    827,523  85,409  172,175     327,523
  19          274,613        585,016  683,071    865,486  85,016  183,071     365,486
  20          297,336        583,400  693,525    906,536  83,400  193,525     406,536
  25          429,172        549,850  731,737  1,164,010  49,850  231,737     664,010
  30          597,432             **  714,841  1,520,089      **  214,841   1,020,089
  35          812,179             **  576,808  1,988,602      **   76,808   1,488,602

----------

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.
**   Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: VARIABLE ESTATE PROTECTION EDGE (FLEXIBLE PREMIUM VARIABLE LIFE
         SURVIVORSHIP)
      $500,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS
      OPTION A DEATH BENEFIT
      CASH VALUE ACCUMULATION TEST
      PLANNED PREMIUM: $8,564*
      USING CURRENT CHARGES

                                    Death Benefit               Surrender Value
                             ---------------------------  ---------------------------
                                Assuming hypothetical        Assuming hypothetical
End of    Planned Premiums     gross annual return of       gross annual return of
Policy     accumulated at    ---------------------------  ---------------------------
 Year    5% annual interest    0%       6%        12%       0%       6%         12%
-------  ------------------  -------  -------  ---------  -------  -------  -----------
   1            8,992        500,000  500,000    500,000        0        0           0
   2           18,434        500,000  500,000    500,000    2,764    3,880       5,044
   3           28,348        500,000  500,000    500,000    8,547   10,734      13,108
   4           38,758        500,000  500,000    500,000   14,228   17,839      21,918
   5           49,688        500,000  500,000    500,000   22,088   27,559      33,972
   6           61,164        500,000  500,000    500,000   29,685   37,631      47,167
   7           73,215        500,000  500,000    500,000   37,143   48,134      61,680
   8           85,868        500,000  500,000    500,000   44,452   59,088      77,655
   9           99,153        500,000  500,000    500,000   51,600   70,514      95,247
  10          113,103        500,000  500,000    500,000   58,578   82,434     114,631
  11          127,750        500,000  500,000    500,000   66,156   95,601     136,886
  12          143,130        500,000  500,000    500,000   73,773  109,411     161,511
  13          159,279        500,000  500,000    500,000   81,176  123,766     188,648
  14          176,235        500,000  500,000    500,000   88,451  138,790     218,677
  15          194,039        500,000  500,000    500,597   95,606  154,527     251,924
  16          212,733        500,000  500,000    553,596  101,979  170,362     288,081
  17          232,362        500,000  500,000    610,228  108,146  186,922     328,104
  18          252,972        500,000  500,000    670,803  114,082  204,232     372,386
  19          274,613        500,000  500,000    735,740  119,756  222,318     421,358
  20          297,336        500,000  500,000    805,470  125,133  241,212     475,488
  25          429,172        500,000  516,857  1,248,225  148,524  350,004     845,272
  30          597,432        500,000  640,059  1,914,868  158,384  483,376   1,446,118
  35          812,179        500,000  784,217  2,936,752  141,572  642,659   2,406,643

----------

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: VARIABLE ESTATE PROTECTION EDGE (FLEXIBLE PREMIUM VARIABLE LIFE
         SURVIVORSHIP)
      $500,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS
      OPTION B DEATH BENEFIT
      CASH VALUE ACCUMULATION TEST
      PLANNED PREMIUM: $8,564*
      USING CURRENT CHARGES

                                     Death Benefit                Surrender Value
                             -----------------------------  ---------------------------
                                 Assuming hypothetical         Assuming hypothetical
End of    Planned Premiums      gross annual return of        gross annual return of
Policy     accumulated at    -----------------------------  ---------------------------
 Year    5% annual interest    0%        6%         12%       0%       6%         12%
-------  ------------------  -------  ---------  ---------  -------  -------  -----------
   1            8,992        505,422    505,812    506,202        0        0           0
   2           18,434        510,727    511,842    513,006    2,762    3,878       5,042
   3           28,348        515,907    518,093    520,466    8,542   10,728      13,101
   4           38,758        520,983    524,592    528,668   14,217   17,827      21,903
   5           49,688        528,150    533,617    540,025   22,070   27,537      33,945
   6           61,164        535,137    543,077    552,603   29,656   37,596      47,122
   7           73,215        541,979    552,963    566,493   37,098   48,082      61,612
   8           85,868        548,666    563,296    581,836   44,384   59,014      77,554
   9           99,153        555,186    574,093    598,784   51,504   70,411      95,101
  10          113,103        561,526    585,376    617,506   58,443   82,293     114,423
  11          127,750        568,470    597,905    639,095   65,987   95,421     136,611
  12          143,130        575,361    610,978    662,940   73,563  109,179     161,142
  13          159,279        582,110    624,664    689,349   80,911  123,465     188,150
  14          176,235        588,717    639,000    718,609   88,117  138,400     218,009
  15          194,039        595,188    654,030    751,044   95,188  154,030     251,044
  16          212,733        601,443    669,713    786,921  101,443  169,713     286,921
  17          232,362        607,450    686,054    826,592  107,450  186,054     326,592
  18          252,972        613,169    703,052    870,438  113,169  203,052     370,438
  19          274,613        618,556    720,700    918,875  118,556  220,700     418,875
  20          297,336        623,555    738,983    972,357  123,555  238,983     472,357
  25          429,172        643,335    839,778  1,336,836  143,335  339,778     836,836
  30          597,432        643,216    949,400  1,928,857  143,216  449,400   1,428,857
  35          812,179        604,570  1,049,898  2,902,148  104,570  549,898   2,378,285

----------

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: VARIABLE ESTATE PROTECTION EDGE (FLEXIBLE PREMIUM VARIABLE LIFE
         SURVIVORSHIP)
      $500,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS
      OPTION A DEATH BENEFIT
      CASH VALUE ACCUMULATION TEST
      PLANNED PREMIUM: $8,564*
      USING MAXIMUM CHARGES

                                    Death Benefit              Surrender Value
                             ---------------------------  --------------------------
                                Assuming hypothetical       Assuming hypothetical
End of    Planned Premiums     gross annual return of       gross annual return of
Policy     accumulated at    ---------------------------  --------------------------
 Year    5% annual interest    0%       6%        12%       0%      6%         12%
-------  ------------------  -------  -------  ---------  ------  -------  -----------
   1            8,992        500,000  500,000    500,000       0        0           0
   2           18,434        500,000  500,000    500,000   2,693    3,804       4,964
   3           28,348        500,000  500,000    500,000   8,442   10,618      12,981
   4           38,758        500,000  500,000    500,000  14,059   17,653      21,710
   5           49,688        500,000  500,000    500,000  21,791   27,229      33,606
   6           61,164        500,000  500,000    500,000  29,182   37,076      46,548
   7           73,215        500,000  500,000    500,000  36,347   47,256      60,696
   8           85,868        500,000  500,000    500,000  43,262   57,775      76,174
   9           99,153        500,000  500,000    500,000  49,906   68,638      93,117
  10          113,103        500,000  500,000    500,000  56,248   79,847     111,673
  11          127,750        500,000  500,000    500,000  62,253   91,401     132,006
  12          143,130        500,000  500,000    500,000  67,963  103,382     154,389
  13          159,279        500,000  500,000    500,000  73,157  115,610     178,858
  14          176,235        500,000  500,000    500,000  77,857  128,156     205,731
  15          194,039        500,000  500,000    500,000  81,991  141,001     235,279
  16          212,733        500,000  500,000    513,403  84,880  153,530     267,165
  17          232,362        500,000  500,000    561,766  87,006  166,301     302,046
  18          252,972        500,000  500,000    612,770  88,316  179,338     340,170
  19          274,613        500,000  500,000    666,619  88,674  192,611     381,772
  20          297,336        500,000  500,000    723,527  87,947  206,109     427,115
  25          429,172        500,000  500,000  1,062,408  60,717  276,467     719,440
  30          597,432             **  500,000  1,518,361      **  352,588   1,146,673
  35          812,179             **  538,084  2,137,558      **  440,955   1,751,711

----------

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.
**   Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

PLAN: VARIABLE ESTATE PROTECTION EDGE (FLEXIBLE PREMIUM VARIABLE LIFE
         SURVIVORSHIP)
      $500,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS
      OPTION B DEATH BENEFIT
      CASH VALUE ACCUMULATION TEST
      PLANNED PREMIUM: $8,564*
      USING MAXIMUM CHARGES

                                    Death Benefit              Surrender Value
                             ---------------------------  --------------------------
                                Assuming hypothetical       Assuming hypothetical
End of    Planned Premiums     gross annual return of       gross annual return of
Policy     accumulated at    ---------------------------  --------------------------
 Year    5% annual interest    0%       6%        12%       0%      6%         12%
-------  ------------------  -------  -------  ---------  ------  -------  -----------
   1            8,992        505,386  505,775    506,164       0        0           0
   2           18,434        510,656  511,767    512,927   2,692    3,802       4,962
   3           28,348        515,802  517,978    520,340   8,437   10,613      12,975
   4           38,758        520,813  524,404    528,459  14,047   17,638      21,694
   5           49,688        527,847  533,279    539,650  21,766   27,199      33,569
   6           61,164        534,619  542,498    551,955  29,138   37,017      46,474
   7           73,215        541,152  552,030    565,439  36,270   47,149      60,558
   8           85,868        547,421  561,876    580,213  43,139   57,594      75,931
   9           99,153        553,398  572,028    596,394  49,716   68,346      92,711
  10          113,103        559,049  582,477    614,103  55,966   79,394     111,020
  11          127,750        564,332  593,203    633,472  61,848   90,719     130,988
  12          143,130        569,199  604,180    654,638  67,401  102,382     152,840
  13          159,279        573,591  615,372    677,743  72,392  114,173     176,544
  14          176,235        577,433  626,723    702,930  76,833  126,124     202,330
  15          194,039        580,639  638,168    730,345  80,639  138,168     230,345
  16          212,733        583,115  649,628    760,147  83,115  149,628     260,147
  17          232,362        584,725  660,979    792,463  84,725  160,979     292,463
  18          252,972        585,413  672,175    827,523  85,413  172,175     327,523
  19          274,613        585,029  683,071    865,486  85,029  183,071     365,486
  20          297,336        583,434  693,525    906,536  83,434  193,525     406,536
  25          429,172        550,451  731,731  1,164,010  50,451  231,731     664,010
  30          597,432             **  714,800  1,520,090      **  214,800   1,020,090
  35          812,179             **  576,757  1,988,605      **   76,757   1,488,605

----------

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies.
**   Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK.]

                                     FLEX-V2

                 REVISED ILLUSTRATION OF DEATH BENEFITS, ACCOUNT
               VALUES, SURRENDER VALUES AND ACCUMULATED PREMIUMS

     The following tables on pages 73 TO 77 of this Supplement replace the illustration in the John Hancock Variable Life Insurance Company Flex-V2 Product Prospectus.

     The assumptions used for the revised illustrations are the same as those described on page 23 of the Flex-V2 Product Prospectus, except for the following:

     . The third and fourth sentences of the first paragraph are changed to read as follows:

          "The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant gross annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Series Fund assets). After the deduction of average fees and expenses at the Series Fund level (as described below) the corresponding net annual rates of return would be -0.83%, 5.12% and 11.07%."

     . The first sentence of the third paragraph is changed to read as follows:

          "With respect to fees and expenses deducted from assets of the Series Funds, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.72%, and
          (2) an assumed average asset charge for all other operating expenses of the Series Funds equivalent to an effective annual rate of 0.11%."

FLEX-V2

DEATH BENEFIT OPTION 1: LEVEL DEATH BENEFIT
ILLUSTRATION ASSUMES CURRENT CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT): $100,000
$900 BASE POLICY PREMIUM (1)

                               Death Benefit(3)               Account Value(3)              Surrender Value(3)
                         -----------------------------  -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            945      100,000   100,000    100,000      299        331        364        0          0           0
   2          1,937      100,000   100,000    100,000      824        915      1,010      254        345         440
   3          2,979      100,000   100,000    100,000    1,332      1,515      1,714      627        810       1,009
   4          4,073      100,000   100,000    100,000    1,822      2,131      2,480      982      1,291       1,640
   5          5,222      100,000   100,000    100,000    2,291      2,762      3,313    1,616      2,087       2,638
   6          6,428      100,000   100,000    100,000    2,741      3,408      4,219    1,931      2,598       3,409
   7          7,694      100,000   100,000    100,000    3,169      4,066      5,203    2,359      3,256       4,393
   8          9,024      100,000   100,000    100,000    3,573      4,738      6,274    2,853      4,018       5,554
   9         10,420      100,000   100,000    100,000    3,953      5,421      7,438    3,323      4,791       6,808
  10         11,886      100,000   100,000    100,000    4,318      6,129      8,724    3,778      5,589       8,184
  11         13,425      100,000   100,000    100,000    4,703      6,899     10,180    4,253      6,449       9,730
  12         15,042      100,000   100,000    100,000    5,062      7,686     11,775    4,747      7,371      11,460
  13         16,739      100,000   100,000    100,000    5,395      8,489     13,523    5,215      8,309      13,343
  14         18,521      100,000   100,000    100,000    5,701      9,310     15,442    5,701      9,310      15,442
  15         20,392      100,000   100,000    100,000    5,978     10,147     17,549    5,978     10,147      17,549
  16         22,356      100,000   100,000    100,000    6,224     10,999     19,865    6,224     10,999      19,865
  17         24,419      100,000   100,000    100,000    6,430     11,859     22,408    6,430     11,859      22,408
  18         26,585      100,000   100,000    100,000    6,589     12,722     25,199    6,589     12,722      25,199
  19         28,859      100,000   100,000    100,000    6,698     13,583     28,265    6,698     13,583      28,265
  20         31,247      100,000   100,000    100,000    6,749     14,437     31,637    6,749     14,437      31,637
  25         45,102      100,000   100,000    100,000    5,918     18,415     54,531    5,918     18,415      54,531
  30         62,785      100,000   100,000    112,115    2,356     21,097     93,429    2,356     21,097      93,429
  35         85,353      100,000   100,000    181,434       **     20,176    157,769       **     20,176     157,769
  40        142,504      100,000   100,000    269,690       **     34,103    256,848       **     34,103     256,848
  45        215,445      100,000   100,000    442,108       **     23,867    421,056       **     23,867     421,056

----------

(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2)  Assumes payment of recalculated annual premium amounts of $6,200 after age
     70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $6,200 at 6% and $0 at 12%, subject to any maximums required to maintain the Policy's status for federal income tax purposes.
**   Policy lapses unless additional premium payments are made.

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

FLEX-V2

DEATH BENEFIT OPTION 1: LEVEL DEATH BENEFIT
ILLUSTRATION ASSUMES MAXIMUM CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT): $100,000
$900 BASE POLICY PREMIUM (1)

                                Death Benefit(3)               Account Value(3)              Surrender Value(3)
                         ------------------------------  -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross     Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  ------------------------------  -----------------------------  -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross   12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  ---------  ---------  --------  --------  ---------  --------  --------  -----------
   1            945      100,000    100,000    100,000      275        307        338        0          0           0
   2          1,937      100,000    100,000    100,000      777        865        957        7         95         187
   3          2,979      100,000    100,000    100,000    1,261      1,438      1,630      356        533         725
   4          4,073      100,000    100,000    100,000    1,728      2,026      2,361      688        986       1,321
   5          5,222      100,000    100,000    100,000    2,175      2,627      3,156    1,000      1,452       1,981
   6          6,428      100,000    100,000    100,000    2,603      3,242      4,020    1,293      1,932       2,710
   7          7,694      100,000    100,000    100,000    3,008      3,868      4,958    1,798      2,658       3,748
   8          9,024      100,000    100,000    100,000    3,391      4,506      5,977    2,271      3,386       4,857
   9         10,420      100,000    100,000    100,000    3,749      5,153      7,084    2,819      4,223       6,154
  10         11,886      100,000    100,000    100,000    4,083      5,811      8,289    3,543      5,271       7,749
  11         13,425      100,000    100,000    100,000    4,389      6,477      9,600    3,939      6,027       9,150
  12         15,042      100,000    100,000    100,000    4,667      7,148     11,024    4,352      6,833      10,709
  13         16,739      100,000    100,000    100,000    4,914      7,825     12,576    4,734      7,645      12,396
  14         18,521      100,000    100,000    100,000    5,129      8,505     14,266    5,129      8,505      14,266
  15         20,392      100,000    100,000    100,000    5,309      9,186     16,109    5,309      9,186      16,109
  16         22,356      100,000    100,000    100,000    5,453      9,867     18,119    5,453      9,867      18,119
  17         24,419      100,000    100,000    100,000    5,554     10,540     20,311    5,554     10,540      20,311
  18         26,585      100,000    100,000    100,000    5,606     11,201     22,701    5,606     11,201      22,701
  19         28,859      100,000    100,000    100,000    5,605     11,844     25,308    5,605     11,844      25,308
  20         31,247      100,000    100,000    100,000    5,541     12,460     28,153    5,541     12,460      28,153
  25         45,102      100,000    100,000    100,000    4,066     14,889     46,979    4,066     14,889      46,979
  30         62,785      100,000    100,000    100,000       **     15,128     77,781       **     15,128      77,781
  35         85,353      100,000    100,000    148,310       **     10,143    128,965       **     10,143     128,965
  40        150,406      100,000    100,000    214,997       **     14,942    204,759       **     14,942     204,759
  45        233,433      100,000    100,000    344,577       **         **    328,169       **         **     328,169

----------

(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2)  Assumes payment of recalculated annual premium amounts of $7,296 after age
     70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $7,296 at 6% and $0 at 12%, subject to any maximums required to maintain the Policy's status for federal income tax purposes.
**   Policy lapses unless additional premium payments are made.

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

FLEX-V2

DEATH BENEFIT OPTION 2: VARIABLE DEATH BENEFIT
ILLUSTRATION ASSUMES CURRENT CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT): $100,000
$900 BASE POLICY PREMIUM (1)

                               Death Benefit(3)               Account Value(3)              Surrender Value(3)
                         -----------------------------  -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            945      100,000   100,000    100,000      299        331        364        0          0           0
   2          1,937      100,000   100,000    100,000      824        915      1,010      254        345         440
   3          2,979      100,000   100,000    100,000    1,332      1,515      1,714      627        810       1,009
   4          4,073      100,000   100,000    100,000    1,822      2,131      2,480      982      1,291       1,640
   5          5,222      100,000   100,000    100,000    2,291      2,762      3,313    1,616      2,087       2,638
   6          6,428      100,000   100,000    100,000    2,741      3,408      4,219    1,931      2,598       3,409
   7          7,694      100,000   100,000    100,000    3,169      4,066      5,203    2,359      3,256       4,393
   8          9,024      100,000   100,000    100,000    3,573      4,738      6,274    2,853      4,018       5,554
   9         10,420      100,000   100,000    100,000    3,953      5,421      7,438    3,323      4,791       6,808
  10         11,886      100,000   100,000    100,000    4,318      6,129      8,724    3,778      5,589       8,184
  11         13,425      100,000   100,000    100,000    4,703      6,899     10,180    4,253      6,449       9,730
  12         15,042      100,000   100,000    100,000    5,062      7,686     11,775    4,747      7,371      11,460
  13         16,739      100,000   100,000    100,000    5,395      8,489     13,523    5,215      8,309      13,343
  14         18,521      100,000   100,000    100,000    5,701      9,310     15,442    5,701      9,310      15,442
  15         20,392      100,000   100,000    100,000    5,978     10,147     17,549    5,978     10,147      17,549
  16         22,356      100,000   100,000    100,000    6,224     10,999     19,865    6,224     10,999      19,865
  17         24,419      100,000   100,000    100,000    6,430     11,859     22,408    6,430     11,859      22,408
  18         26,585      100,000   100,000    101,061    6,589     12,722     25,197    6,589     12,722      25,197
  19         28,859      100,000   100,000    102,434    6,698     13,583     28,255    6,698     13,583      28,255
  20         31,247      100,000   100,000    104,073    6,749     14,437     31,606    6,749     14,437      31,606
  25         45,102      100,000   100,000    117,419    5,918     18,415     53,919    5,918     18,415      53,919
  30         62,785      100,000   100,000    143,727    2,356     21,097     89,676    2,356     21,097      89,676
  35         85,353      100,000   100,000    191,832       **     20,176    147,261       **     20,176     147,261
  40        142,504      100,000   101,386    264,084       **     32,342    237,140       **     32,342     237,140
  45        215,445      100,000   100,000    406,149       **     20,721    385,350       **     20,721     385,350

----------

(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2)  Assumes payment of recalculated annual premium amounts of $6,200 after age
     70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $6,200 at 6% and $0 at 12%, subject to any maximum required to maintain the Policy's status for federal income tax purposes.

**   Policy lapses unless additional premium payments are made.

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

FLEX-V2

DEATH BENEFIT OPTION 2: VARIABLE DEATH BENEFIT
ILLUSTRATION ASSUMES MAXIMUM CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT): $100,000
$900 BASE POLICY PREMIUM (1)

                               Death Benefit(3)               Account Value(3)              Surrender Value(3)
                         -----------------------------  -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            945      100,000   100,000    100,000      275        307        338        0          0           0
   2          1,937      100,000   100,000    100,000      777        865        957        7         95         187
   3          2,979      100,000   100,000    100,000    1,261      1,438      1,630      356        533         725
   4          4,073      100,000   100,000    100,000    1,728      2,026      2,361      688        986       1,321
   5          5,222      100,000   100,000    100,000    2,175      2,627      3,156    1,000      1,452       1,981
   6          6,428      100,000   100,000    100,000    2,603      3,242      4,020    1,293      1,932       2,710
   7          7,694      100,000   100,000    100,000    3,008      3,868      4,958    1,798      2,658       3,748
   8          9,024      100,000   100,000    100,000    3,391      4,506      5,977    2,271      3,386       4,857
   9         10,420      100,000   100,000    100,000    3,749      5,153      7,084    2,819      4,223       6,154
  10         11,886      100,000   100,000    100,000    4,083      5,811      8,289    3,543      5,271       7,749
  11         13,425      100,000   100,000    100,000    4,389      6,477      9,600    3,939      6,027       9,150
  12         15,042      100,000   100,000    100,000    4,667      7,148     11,024    4,352      6,833      10,709
  13         16,739      100,000   100,000    100,000    4,914      7,825     12,576    4,734      7,645      12,396
  14         18,521      100,000   100,000    100,000    5,129      8,505     14,266    5,129      8,505      14,266
  15         20,392      100,000   100,000    100,000    5,309      9,186     16,109    5,309      9,186      16,109
  16         22,356      100,000   100,000    100,000    5,453      9,867     18,119    5,453      9,867      18,119
  17         24,419      100,000   100,000    100,000    5,554     10,540     20,311    5,554     10,540      20,311
  18         26,585      100,000   100,000    100,000    5,606     11,201     22,701    5,606     11,201      22,701
  19         28,859      100,000   100,000    100,000    5,605     11,844     25,308    5,605     11,844      25,308
  20         31,247      100,000   100,000    100,619    5,541     12,460     28,152    5,541     12,460      28,152
  25         45,102      100,000   100,000    110,215    4,066     14,889     46,714    4,066     14,889      46,714
  30         62,785      100,000   100,000    129,476       **     15,128     75,424       **     15,128      75,424
  35         85,353      100,000   100,000    164,675       **     10,143    120,103       **     10,143     120,103
  40        150,406      100,000   100,000    213,685       **     13,968    186,742       **     13,968     186,742
  45        233,433      100,000   100,000    314,682       **         **    293,883       **         **     293,883

----------

(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2)  Assumes payment of recalculated annual premium amounts of $7,296 after age
     70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $7,296 at 6% and $0 at 12%, subject to any maximums required to maintain the Policy's status for federal income tax purposes.
**   Policy lapses unless additional premium payments are made.

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

FLEX-V2

DEATH BENEFIT OPTION 3: LEVEL DEATH BENEFIT WITH GREATER FUNDING
ILLUSTRATION ASSUMES CURRENT CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT): $100,000
$900 BASE POLICY PREMIUM (1)

                               Death Benefit(3)               Account Value(3)              Surrender Value(3)
                         -----------------------------  -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            945      100,000   100,000    100,000      299        331        364        0          0           0
   2          1,937      100,000   100,000    100,000      824        915      1,010      254        345         440
   3          2,979      100,000   100,000    100,000    1,332      1,515      1,714      627        810       1,009
   4          4,073      100,000   100,000    100,000    1,822      2,131      2,480      982      1,291       1,640
   5          5,222      100,000   100,000    100,000    2,291      2,762      3,313    1,616      2,087       2,638
   6          6,428      100,000   100,000    100,000    2,741      3,408      4,219    1,931      2,598       3,409
   7          7,694      100,000   100,000    100,000    3,169      4,066      5,203    2,359      3,256       4,393
   8          9,024      100,000   100,000    100,000    3,573      4,738      6,274    2,853      4,018       5,554
   9         10,420      100,000   100,000    100,000    3,953      5,421      7,438    3,323      4,791       6,808
  10         11,886      100,000   100,000    100,000    4,318      6,129      8,724    3,778      5,589       8,184
  11         13,425      100,000   100,000    100,000    4,703      6,899     10,180    4,253      6,449       9,730
  12         15,042      100,000   100,000    100,000    5,062      7,686     11,775    4,747      7,371      11,460
  13         16,739      100,000   100,000    100,000    5,395      8,489     13,523    5,215      8,309      13,343
  14         18,521      100,000   100,000    100,000    5,701      9,310     15,442    5,701      9,310      15,442
  15         20,392      100,000   100,000    100,000    5,978     10,147     17,549    5,978     10,147      17,549
  16         22,356      100,000   100,000    100,000    6,224     10,999     19,865    6,224     10,999      19,865
  17         24,419      100,000   100,000    100,000    6,430     11,859     22,408    6,430     11,859      22,408
  18         26,585      100,000   100,000    100,000    6,589     12,722     25,199    6,589     12,722      25,199
  19         28,859      100,000   100,000    100,000    6,698     13,583     28,265    6,698     13,583      28,265
  20         31,247      100,000   100,000    100,000    6,749     14,437     31,637    6,749     14,437      31,637
  25         45,102      100,000   100,000    105,870    5,918     18,415     54,485    5,918     18,415      54,485
  30         62,785      100,000   100,000    153,970    2,356     21,097     90,464    2,356     21,097      90,464
  35         85,353      100,000   100,000    219,283       **     20,176    144,875       **     20,176     144,875
  40        142,504      100,000   100,000    301,202       **     44,947    220,048       **     44,947     220,048
  45        215,445      100,000   100,000    415,730       **     77,337    329,265       **     77,337     329,265

----------

(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2)  Assumes payment of recalculated annual premium amounts of $6,200 after age
     70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $6,200 at 6% and $0 at 12%, subject to any maximums required to maintain the Policy's status for federal income tax purposes.
**   Policy lapses unless additional premium payments are made.

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

FLEX-V2

DEATH BENEFIT OPTION 3: LEVEL DEATH BENEFIT WITH GREATER FUNDING
ILLUSTRATION ASSUMES MAXIMUM CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT): $100,000
$900 BASE POLICY PREMIUM (1)

                               Death Benefit(3)               Account Value(3)              Surrender Value(3)
                         -----------------------------  -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            945      100,000   100,000    100,000      275        307        338        0          0           0
   2          1,937      100,000   100,000    100,000      777        865        957        7         95         187
   3          2,979      100,000   100,000    100,000    1,261      1,438      1,630      356        533         725
   4          4,073      100,000   100,000    100,000    1,728      2,026      2,361      688        986       1,321
   5          5,222      100,000   100,000    100,000    2,175      2,627      3,156    1,000      1,452       1,981
   6          6,428      100,000   100,000    100,000    2,603      3,242      4,020    1,293      1,932       2,710
   7          7,694      100,000   100,000    100,000    3,008      3,868      4,958    1,798      2,658       3,748
   8          9,024      100,000   100,000    100,000    3,391      4,506      5,977    2,271      3,386       4,857
   9         10,420      100,000   100,000    100,000    3,749      5,153      7,084    2,819      4,223       6,154
  10         11,886      100,000   100,000    100,000    4,083      5,811      8,289    3,543      5,271       7,749
  11         13,425      100,000   100,000    100,000    4,389      6,477      9,600    3,939      6,027       9,150
  12         15,042      100,000   100,000    100,000    4,667      7,148     11,024    4,352      6,833      10,709
  13         16,739      100,000   100,000    100,000    4,914      7,825     12,576    4,734      7,645      12,396
  14         18,521      100,000   100,000    100,000    5,129      8,505     14,266    5,129      8,505      14,266
  15         20,392      100,000   100,000    100,000    5,309      9,186     16,109    5,309      9,186      16,109
  16         22,356      100,000   100,000    100,000    5,453      9,867     18,119    5,453      9,867      18,119
  17         24,419      100,000   100,000    100,000    5,554     10,540     20,311    5,554     10,540      20,311
  18         26,585      100,000   100,000    100,000    5,606     11,201     22,701    5,606     11,201      22,701
  19         28,859      100,000   100,000    100,000    5,605     11,844     25,308    5,605     11,844      25,308
  20         31,247      100,000   100,000    100,000    5,541     12,460     28,153    5,541     12,460      28,153
  25         45,102      100,000   100,000    100,000    4,066     14,889     46,979    4,066     14,889      46,979
  30         62,785      100,000   100,000    130,194       **     15,128     76,495       **     15,128      76,495
  35         85,353      100,000   100,000    181,553       **     10,143    119,947       **     10,143     119,947
  40        150,406      100,000   100,000    241,649       **     31,519    176,541       **     31,519     176,541
  45        233,433      100,000   100,000    322,982       **     54,448    255,807       **     54,448     255,807

----------

(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2)  Assumes payment of recalculated annual premium amounts of $7,296 after age
     70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $7,296 at 6% and $0 at 12%, subject to any maximums required to maintain the Policy's status for federal income tax purposes.
**   Policy lapses unless additional premium payments are made.

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

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK.]

                                     FLEX-V1

                 REVISED ILLUSTRATION OF DEATH BENEFITS, ACCOUNT
               VALUES, SURRENDER VALUES AND ACCUMULATED PREMIUMS

     The following tables on pages 80 TO 87 of this Supplement replace the illustration in the John Hancock Variable Life Insurance Company Flex-V1 Product Prospectus.

     The assumptions used for the revised illustration are the same as those described on page 24 of the Flex-V1 Product Prospectus, except for the following:

     . The third and fourth sentences of the first paragraph are changed to read as follows:

          "The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant gross annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Series Fund assets). After the deduction of average fees and expenses at the Series Fund level (as described below) the corresponding net annual rates of return would be -0.83%, 5.12% and 11.07%."

     . The first sentence of the third paragraph is changed to read as follows:

          "With respect to fees and expenses deducted from assets of the Series Funds, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.72%, and
          (2) an assumed average asset charge for all other operating expenses of the Series Funds equivalent to an effective annual rate of 0.11%."

PLAN: FLEX-V1 (SCHEDULED PREMIUM VARIABLE WHOLE LIFE)
      MALE, ISSUE AGE 25, STANDARD NON-SMOKER UNDERWRITING RISK
      SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000
      PREMIUM SCHEDULE--LEVEL
      $1,113 BASIC PREMIUM (1)
      USING CURRENT CHARGES

                                 Death Benefit                 Surrender Value
                         -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -----------
   1          1,169      100,000   100,000     100,000      369       419          470
   2          2,396      100,000   100,000     100,000    1,020     1,165        1,316
   3          3,684      100,000   100,000     100,000    1,665     1,949        2,257
   4          5,037      100,000   100,000     100,000    2,303     2,772        3,303
   5          6,458      100,000   100,000     100,000    2,931     3,637        4,467
   6          7,949      100,000   100,000     100,000    3,547     4,544        5,762
   7          9,515      100,000   100,000     100,000    4,150     5,494        7,202
   8         11,160      100,000   100,000     100,000    4,775     6,524        8,836
   9         12,886      100,000   100,000     100,000    5,383     7,598       10,644
  10         14,699      100,000   100,000     100,000    6,047     8,789       12,714
  11         16,603      100,000   100,000     100,000    6,811    10,145       15,113
  12         18,602      100,000   100,000     100,000    7,629    11,620       17,817
  13         20,700      100,000   100,000     100,000    8,426    13,143       20,776
  14         22,904      100,000   100,000     100,000    9,200    14,714       24,017
  15         25,218      100,000   100,000     100,000    9,949    16,333       27,567
  16         27,647      100,000   100,000     102,078   10,481    17,810       31,265
  17         30,198      100,000   100,000     111,670   10,984    19,337       35,313
  18         32,877      100,000   100,000     121,743   11,458    20,915       39,739
  19         35,689      100,000   100,000     132,342   11,900    22,546       44,576
  20         38,643      100,000   100,000     143,496   12,310    24,231       49,861
  25         55,776      100,000   100,000     209,024   13,819    33,557       84,529
  30         77,644      100,000   100,000     295,201   14,150    44,583      137,867
  35        105,553      100,000   107,452     409,569   12,579    57,338      218,553
  40        141,173      100,000   115,450     558,753    8,004    69,615      336,923
  45        186,634      100,000   118,214     752,334        0    79,445      505,601
  50        244,655      100,000   120,978   1,011,990        0    89,309      747,076
  55        318,706      100,000   123,766   1,360,392        0    98,540    1,083,115

---------

(1) If premiums are paid more frequently than annually the payments would be $556.50 semiannually, $278.25 quarterly, or $92.75 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

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

PLAN: FLEX-V1 (SCHEDULED PREMIUM VARIABLE WHOLE LIFE)
      MALE, ISSUE AGE 25, STANDARD NON-SMOKER UNDERWRITING RISK
      SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000
      PREMIUM SCHEDULE AT ISSUE--MODIFIED
      $708 INITIAL BASIC PREMIUM AT ISSUE (1)
      USING CURRENT CHARGES

                                 Death Benefit                 Surrender Value
                         -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -----------
   1            743      100,000   100,000    100,000         0        25          53
   2          1,524      100,000   100,000    100,000       281       358         438
   3          2,344      100,000   100,000    100,000       563       710         870
   4          3,204      100,000   100,000    100,000       843     1,082       1,353
   5          4,108      100,000   100,000    100,000     1,117     1,473       1,893
   6          5,057      100,000   100,000    100,000     1,384     1,885       2,499
   7          6,053      100,000   100,000    100,000     1,642     2,316       3,176
   8          7,099      100,000   100,000    100,000     1,926     2,803       3,967
   9          8,197      100,000   100,000    100,000     2,198     3,308       4,840
  10          9,350      100,000   100,000    100,000     2,528     3,903       5,877
  11         10,561      100,000   100,000    100,000     2,963     4,635       7,132
  12         11,833      100,000   100,000    100,000     3,455     5,455       8,569
  13         13,168      100,000   100,000    100,000     3,929     6,292      10,124
  14         14,570      100,000   100,000    100,000     4,384     7,142      11,809
  15         16,042      100,000   100,000    100,000     4,816     8,005      13,634
  16         17,587      100,000   100,000    100,000     5,033     8,688      15,424
  17         19,210      100,000   100,000    100,000     5,224     9,379      17,383
  18         20,914      100,000   100,000    100,000     5,387    10,079      19,529
  19         22,703      100,000   100,000    100,000     5,520    10,785      21,882
  20         24,581      100,000   100,000    100,000     5,621    11,496      24,464
  25         35,480      100,000   100,000    103,309     5,592    15,082      41,778
  30         49,391      100,000   100,000    147,380     4,331    18,431      68,831
  35         67,144      100,000   100,000    205,704       975    20,745     109,768
  40         89,803      100,000   100,000    283,422         0    20,747     170,901
  45        118,721      100,000   100,000    386,942         0    15,218     260,042
  50        181,385      100,000   100,000    521,902    12,741    24,073     385,281
  55        280,751      100,000   100,000    700,722    27,159    49,009     557,900

---------

(1) If premiums are paid more frequently than annually the payments would be $556.50 semiannually, $278.25 quarterly, or $92.75 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments. The basic premium (annual) after a recalculation at age 72 will be as follows: $9,973 for a hypothetical gross investment return of 0%, $8,644 for a gross return of 6%, and $0 for a gross return of 12%.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

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

PLAN: FLEX-V1 (SCHEDULED PREMIUM VARIABLE WHOLE LIFE)
      MALE, ISSUE AGE 40, PREFERRED UNDERWRITING RISK
      SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000
      PREMIUM SCHEDULE--LEVEL
      $1,954 BASIC PREMIUM (1)
      USING CURRENT CHARGES

                                 Death Benefit                 Surrender Value
                         -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -----------
   1          2,052      100,000   100,000    100,000     1,062     1,159       1,257
   2          4,206      100,000   100,000    100,000     2,380     2,665       2,964
   3          6,468      100,000   100,000    100,000     3,667     4,235       4,851
   4          8,843      100,000   100,000    100,000     4,923     5,870       6,939
   5         11,337      100,000   100,000    100,000     6,150     7,578       9,253
   6         13,955      100,000   100,000    100,000     7,335     9,350      11,810
   7         16,705      100,000   100,000    100,000     8,491    11,203      14,647
   8         19,592      100,000   100,000    100,000     9,673    13,194      17,851
   9         22,623      100,000   100,000    100,000    10,815    15,264      21,390
  10         25,806      100,000   100,000    100,000    12,040    17,537      25,422
  11         29,148      100,000   100,000    100,000    13,438    20,108      30,081
  12         32,657      100,000   100,000    100,000    14,931    22,903      35,333
  13         36,342      100,000   100,000    100,000    16,380    25,789      41,093
  14         40,211      100,000   100,000    105,149    17,784    28,769      47,401
  15         44,273      100,000   100,000    116,202    19,134    31,844      54,270
  16         48,538      100,000   100,000    127,897    20,081    34,667      61,398
  17         53,017      100,000   100,000    140,274    20,966    37,591      69,186
  18         57,719      100,000   100,000    153,385    21,791    40,624      77,695
  19         62,657      100,000   100,000    167,265    22,547    43,770      86,981
  20         67,841      100,000   100,000    182,001    23,237    47,040      97,119
  25         97,922      100,000   108,401    270,954    25,531    65,365     163,383
  30        136,313      100,000   128,177    392,210    24,595    86,140     263,582
  35        185,310      100,000   144,405    557,355    17,825   106,604     411,453
  40        247,845      100,000   154,447    783,842         0   122,968     624,078

---------

(1) If premiums are paid more frequently than annually the payments would be $977.00 semiannually, $488.50 quarterly, or $162.83 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

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

PLAN: FLEX-V1 (SCHEDULED PREMIUM VARIABLE WHOLE LIFE)
      MALE, ISSUE AGE 40, PREFERRED UNDERWRITING RISK
      SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000
      PREMIUM SCHEDULE AT ISSUE--MODIFIED
      $1,305 INITIAL BASIC PREMIUM AT ISSUE (1)
      USING CURRENT CHARGES

                                 Death Benefit                 Surrender Value
                         -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -----------
   1          1,370      100,000   100,000    100,000       466       527         589
   2          2,809      100,000   100,000    100,000     1,195     1,372       1,558
   3          4,320      100,000   100,000    100,000     1,900     2,249       2,628
   4          5,906      100,000   100,000    100,000     2,582     3,159       3,812
   5          7,571      100,000   100,000    100,000     3,241     4,107       5,125
   6          9,320      100,000   100,000    100,000     3,864     5,082       6,572
   7         11,157      100,000   100,000    100,000     4,464     6,099       8,181
   8         13,085      100,000   100,000    100,000     5,094     7,213      10,023
   9         15,109      100,000   100,000    100,000     5,690     8,362      12,050
  10         17,235      100,000   100,000    100,000     6,372     9,665      14,405
  11         19,467      100,000   100,000    100,000     7,231    11,217      17,199
  12         21,810      100,000   100,000    100,000     8,188    12,940      20,379
  13         24,271      100,000   100,000    100,000     9,103    14,695      23,835
  14         26,855      100,000   100,000    100,000     9,976    16,485      27,597
  15         29,568      100,000   100,000    100,000    10,796    18,300      31,693
  16         32,417      100,000   100,000    100,000    11,210    19,792      35,812
  17         35,408      100,000   100,000    100,000    11,562    21,306      40,343
  18         38,548      100,000   100,000    100,000    11,850    22,843      45,340
  19         41,846      100,000   100,000    100,000    12,065    24,397      50,853
  20         45,309      100,000   100,000    106,645    12,206    25,972      56,908
  25         65,398      100,000   100,000    160,021    11,606    34,106      96,491
  30         91,038      100,000   100,000    232,668     7,099    41,842     156,363
  35        132,791      100,000   100,000    327,857    20,522    58,121     242,033
  40        192,878      100,000   107,885    460,170    45,834    85,896     366,377

---------

(1) If premiums are paid more frequently than annually the payments would be $977.00 semiannually, $488.50 quarterly, or $162.83 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments. The basic premium (annual) after a recalculation at age 72 will be as follows: $9,473 for a hypothetical gross investment return of 0%, $4,138 for a gross return of 6%, and $0 for a gross return of 12%.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

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

PLAN: FLEX-V1 (SCHEDULED PREMIUM VARIABLE WHOLE LIFE)
      MALE, ISSUE AGE 25, STANDARD NON-SMOKER UNDERWRITING RISK
      SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000
      PREMIUM SCHEDULE--LEVEL
      $1,113 BASIC PREMIUM (1)
      USING MAXIMUM CHARGES

                                 Death Benefit                 Surrender Value
                         -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -----------
   1          1,169      100,000   100,000     100,000      345       395          445
   2          2,396      100,000   100,000     100,000      973     1,114        1,262
   3          3,684      100,000   100,000     100,000    1,595     1,871        2,173
   4          5,037      100,000   100,000     100,000    2,210     2,667        3,185
   5          6,458      100,000   100,000     100,000    2,815     3,502        4,310
   6          7,949      100,000   100,000     100,000    3,409     4,378        5,564
   7          9,515      100,000   100,000     100,000    3,989     5,296        6,957
   8         11,160      100,000   100,000     100,000    4,592     6,292        8,540
   9         12,886      100,000   100,000     100,000    5,179     7,330       10,290
  10         14,699      100,000   100,000     100,000    5,821     8,484       12,298
  11         16,603      100,000   100,000     100,000    6,565     9,801       14,628
  12         18,602      100,000   100,000     100,000    7,360    11,234       17,253
  13         20,700      100,000   100,000     100,000    8,134    12,711       20,124
  14         22,904      100,000   100,000     100,000    8,884    14,234       23,266
  15         25,218      100,000   100,000     100,000    9,609    15,802       26,708
  16         27,647      100,000   100,000     100,000   10,116    17,224       30,288
  17         30,198      100,000   100,000     108,188   10,594    18,693       34,212
  18         32,877      100,000   100,000     117,955   11,043    20,210       38,502
  19         35,689      100,000   100,000     128,226   11,459    21,776       43,190
  20         38,643      100,000   100,000     139,038   11,844    23,394       48,312
  25         55,776      100,000   100,000     202,484   13,218    32,314       81,885
  30         77,644      100,000   100,000     285,793   13,389    42,784      133,473
  35        105,553      100,000   102,995     396,163   11,610    54,960      211,400
  40        141,173      100,000   113,608     543,164    6,726    68,505      327,523
  45        186,634      100,000   117,800     732,852        0    79,167      492,508
  50        244,655      100,000   120,559     985,803        0    89,000      727,745
  55        318,706      100,000   123,342   1,325,210        0    98,202    1,055,103

---------

(1) If premiums are paid more frequently than annually the payments would be $556.50 semiannually, $278.25 quarterly, or $92.75 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

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

PLAN: FLEX-V1 (SCHEDULED PREMIUM VARIABLE WHOLE LIFE)
      MALE, ISSUE AGE 25, STANDARD NON-SMOKER UNDERWRITING RISK
      SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000
      PREMIUM SCHEDULE AT ISSUE--MODIFIED
      $708 INITIAL BASIC PREMIUM AT ISSUE (1)
      USING MAXIMUM CHARGES

                                 Death Benefit                 Surrender Value
                         -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -----------
   1            743      100,000   100,000    100,000         0         0          28
   2          1,524      100,000   100,000    100,000       233       307         385
   3          2,344      100,000   100,000    100,000       493       633         786
   4          3,204      100,000   100,000    100,000       750       976       1,234
   5          4,108      100,000   100,000    100,000     1,001     1,338       1,737
   6          5,057      100,000   100,000    100,000     1,246     1,719       2,301
   7          6,053      100,000   100,000    100,000     1,481     2,118       2,931
   8          7,099      100,000   100,000    100,000     1,744     2,571       3,671
   9          8,197      100,000   100,000    100,000     1,994     3,041       4,487
  10          9,350      100,000   100,000    100,000     2,302     3,598       5,461
  11         10,561      100,000   100,000    100,000     2,716     4,291       6,647
  12         11,833      100,000   100,000    100,000     3,186     5,070       8,005
  13         13,168      100,000   100,000    100,000     3,637     5,860       9,471
  14         14,570      100,000   100,000    100,000     4,067     6,662      11,057
  15         16,042      100,000   100,000    100,000     4,475     7,473      12,773
  16         17,587      100,000   100,000    100,000     4,668     8,100      14,440
  17         19,210      100,000   100,000    100,000     4,833     8,733      16,262
  18         20,914      100,000   100,000    100,000     4,970     9,371      18,257
  19         22,703      100,000   100,000    100,000     5,077    10,011      20,441
  20         24,581      100,000   100,000    100,000     5,153    10,654      22,836
  25         35,480      100,000   100,000    100,000     4,985    13,824      38,850
  30         49,391      100,000   100,000    137,160     3,557    16,595      64,057
  35         67,144      100,000   100,000    191,433         0    18,069     102,152
  40         89,803      100,000   100,000    263,577         0    16,764     158,934
  45        118,721      100,000   100,000    359,856         0     9,201     241,839
  50        184,543      100,000   100,000    485,052    12,664    17,531     358,078
  55        290,317      100,000   100,000    651,018    26,907    43,181     518,327

---------

(1) If premiums are paid more frequently than annually the payments would be $556.50 semiannually, $278.25 quarterly, or $92.75 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments. The basic premium (annual) after a recalculation at age 72 will be as follows: $9,973 for a hypothetical gross investment return of 0%, $9,583 for a gross return of 6%, and $0 for a gross return of 12%.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

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

PLAN: FLEX-V1 (SCHEDULED PREMIUM VARIABLE WHOLE LIFE)
      MALE, ISSUE AGE 40, PREFERRED UNDERWRITING RISK
      SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000
      PREMIUM SCHEDULE--LEVEL
      $1,954 BASIC PREMIUM (1)
      USING MAXIMUM CHARGES

                                 Death Benefit                 Surrender Value
                         -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -----------
   1          2,052      100,000   100,000    100,000       905       997       1,090
   2          4,206      100,000   100,000    100,000     2,057     2,324       2,602
   3          6,468      100,000   100,000    100,000     3,170     3,693       4,262
   4          8,843      100,000   100,000    100,000     4,240     5,106       6,085
   5         11,337      100,000   100,000    100,000     5,268     6,566       8,093
   6         13,955      100,000   100,000    100,000     6,251     8,074      10,307
   7         16,705      100,000   100,000    100,000     7,189     9,633      12,750
   8         19,592      100,000   100,000    100,000     8,145    11,308      15,511
   9         22,623      100,000   100,000    100,000     9,055    13,038      18,554
  10         25,806      100,000   100,000    100,000    10,045    14,953      22,041
  11         29,148      100,000   100,000    100,000    11,206    17,147      26,097
  12         32,657      100,000   100,000    100,000    12,438    19,524      30,668
  13         36,342      100,000   100,000    100,000    13,609    21,956      35,666
  14         40,211      100,000   100,000    100,000    14,712    24,440      41,141
  15         44,273      100,000   100,000    100,938    15,738    26,974      47,141
  16         48,538      100,000   100,000    111,019    16,334    29,210      53,295
  17         53,017      100,000   100,000    121,609    16,845    31,499      59,980
  18         57,719      100,000   100,000    132,748    17,270    33,849      67,241
  19         62,657      100,000   100,000    144,464    17,603    36,262      75,124
  20         67,841      100,000   100,000    156,814    17,839    38,742      83,679
  25         97,922      100,000   100,000    229,415    17,110    52,227     138,335
  30        136,313      100,000   101,261    324,952    11,446    68,052     218,382
  35        185,310      100,000   115,431    451,172         0    85,214     333,067
  40        247,845      100,000   118,261    606,927         0    94,157     483,222

---------

(1) If premiums are paid more frequently than annually the payments would be $977.00 semiannually, $488.50 quarterly, or $162.83 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments.
(2) The premium accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

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

PLAN: FLEX-V1 (SCHEDULED PREMIUM VARIABLE WHOLE LIFE)
      MALE, ISSUE AGE 40, PREFERRED UNDERWRITING RISK
      SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000
      PREMIUM SCHEDULE AT ISSUE--MODIFIED
      $1,305 INITIAL BASIC PREMIUM AT ISSUE (1)
      USING MAXIMUM CHARGES

                                 Death Benefit                 Surrender Value
                         -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -----------
   1          1,370      100,000   100,000    100,000       308       364         421
   2          2,809      100,000   100,000    100,000       870     1,028       1,193
   3          4,320      100,000   100,000    100,000     1,398     1,701       2,032
   4          5,906      100,000   100,000    100,000     1,889     2,383       2,944
   5          7,571      100,000   100,000    100,000     2,343     3,075       3,941
   6          9,320      100,000   100,000    100,000     2,757     3,777       5,033
   7         11,157      100,000   100,000    100,000     3,130     4,487       6,228
   8         13,085      100,000   100,000    100,000     3,524     5,268       7,602
   9         15,109      100,000   100,000    100,000     3,874     6,057       9,102
  10         17,235      100,000   100,000    100,000     4,308     6,978      10,869
  11         19,467      100,000   100,000    100,000     4,913     8,123      13,008
  12         21,810      100,000   100,000    100,000     5,590     9,390      15,438
  13         24,271      100,000   100,000    100,000     6,204    10,646      18,044
  14         26,855      100,000   100,000    100,000     6,748    11,883      20,842
  15         29,568      100,000   100,000    100,000     7,211    13,090      23,847
  16         32,417      100,000   100,000    100,000     7,237    13,911      26,733
  17         35,408      100,000   100,000    100,000     7,171    14,690      29,877
  18         38,548      100,000   100,000    100,000     7,010    15,425      33,314
  19         41,846      100,000   100,000    100,000     6,747    16,105      37,082
  20         45,309      100,000   100,000    100,000     6,373    16,724      41,221
  25         65,398      100,000   100,000    114,589     2,259    18,302      69,096
  30         91,038      100,000   100,000    164,721         0    14,953     110,700
  35        147,419      100,000   100,000    224,465    12,664    24,795     165,706
  40        237,186      100,000   100,000    300,827    26,907    49,370     239,512

---------

(1) If premiums are paid more frequently than annually the payments would be $977.00 semiannually, $488.50 quarterly, or $162.83 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments. The basic premium (annual) after a recalculation at age 72 will be as follows: $9,973 for a hypothetical gross investment return of 0%, $8,527 for a gross return of 6%, and $0 for a gross return of 12%.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

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